UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-04118

Fidelity Securities Fund

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Cynthia Lo Bessette, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	July 31

Date of reporting period:	January 31, 2022

Item 1.

Reports to Stockholders

Fidelity Flex® Funds

Fidelity Flex® Large Cap Growth Fund

Semi-Annual Report

January 31, 2022

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-3455 (for managed account clients) or 1-800-835-5092 (for retirement plan participants) to request a free copy of the proxy voting guidelines.

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Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2022 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of COVID-19 emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and corporate earnings. On March 11, 2020, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread. The pandemic prompted a number of measures to limit the spread of COVID-19, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. To help stem the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

In general, the overall impact of the pandemic lessened in 2021, amid a resilient economy and widespread distribution of three COVID-19 vaccines granted emergency use authorization from the U.S. Food and Drug Administration (FDA) early in the year. Still, the situation remains dynamic, and the extent and duration of its influence on financial markets and the economy is highly uncertain, due in part to a recent spike in cases based on highly contagious variants of the coronavirus.

Extreme events such as the COVID-19 crisis are exogenous shocks that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets. Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we continue to take extra steps to be responsive to customer needs. We encourage you to visit us online, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Top Ten Stocks as of January 31, 2022

% of fund's net assets
Apple, Inc.	14.3
Microsoft Corp.	8.8
Amazon.com, Inc.	7.7
Alphabet, Inc. Class A	7.2
NVIDIA Corp.	6.3
Meta Platforms, Inc. Class A	4.9
Tesla, Inc.	4.2
Marvell Technology, Inc.	2.5
Lyft, Inc.	1.7
Lowe's Companies, Inc.	1.4
59.0

Top Five Market Sectors as of January 31, 2022

% of fund's net assets
Information Technology	43.5
Consumer Discretionary	26.9
Communication Services	15.3
Industrials	4.9
Health Care	4.3

Asset Allocation (% of fund's net assets)

As of January 31, 2022*
Stocks	97.9%
Convertible Securities	1.5%
Other Investments	0.1%
Short-Term Investments and Net Other Assets (Liabilities)	0.5%

 * Foreign investments - 6.6%

Schedule of Investments January 31, 2022 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.8%
	Shares	Value
COMMUNICATION SERVICES - 15.2%
Entertainment - 2.0%
Endeavor Group Holdings, Inc. (a)	1,187	$37,236
Endeavor Group Holdings, Inc. Class A (b)	1,768	55,462
Netflix, Inc. (a)	2,542	1,085,790
Roblox Corp. (a)	1,968	129,612
Roku, Inc. Class A (a)	834	136,818
Sea Ltd. ADR (a)	5,088	764,777
		2,209,695
Interactive Media & Services - 13.1%
Alphabet, Inc. Class A (a)	2,925	7,915,255
Bumble, Inc.	1,049	30,956
Meta Platforms, Inc. Class A (a)	17,153	5,373,349
Snap, Inc. Class A (a)	26,307	856,030
Tencent Holdings Ltd.	1,382	86,599
ZipRecruiter, Inc. (a)	1,958	42,469
		14,304,658
Media - 0.1%
Criteo SA sponsored ADR (a)	636	21,497
DISH Network Corp. Class A (a)	2,415	75,831
		97,328

TOTAL COMMUNICATION SERVICES		16,611,681

CONSUMER DISCRETIONARY - 26.5%
Automobiles - 4.9%
Ford Motor Co.	3,212	65,204
General Motors Co. (a)	1,933	101,927
Neutron Holdings, Inc. (a)(b)(c)	9,174	642
Rad Power Bikes, Inc. (a)(b)(c)	1,815	17,395
Rivian Automotive, Inc.	6,096	360,676
Tesla, Inc. (a)	4,897	4,587,118
XPeng, Inc.:
ADR (a)	5,002	175,520
Class A	1,108	19,325
		5,327,807
Diversified Consumer Services - 0.0%
Mister Car Wash, Inc.	1,212	20,846
Hotels, Restaurants & Leisure - 3.9%
Airbnb, Inc. Class A (a)	7,508	1,156,007
Booking Holdings, Inc. (a)	57	139,999
Caesars Entertainment, Inc. (a)	5,090	387,553
Chipotle Mexican Grill, Inc. (a)	174	258,491
Churchill Downs, Inc.	1,018	214,085
Dutch Bros, Inc. (d)	1,157	60,338
Evolution AB (e)	115	14,308
Expedia, Inc. (a)	1,194	218,848
Flutter Entertainment PLC (a)	100	15,237
Hilton Worldwide Holdings, Inc. (a)	2,004	290,800
Marriott International, Inc. Class A (a)	2,584	416,334
MGM Resorts International	2,522	107,740
Penn National Gaming, Inc. (a)	16,246	740,980
Planet Fitness, Inc. (a)	265	23,490
Sweetgreen, Inc.	3,497	95,206
Sweetgreen, Inc. Class A	2,035	61,559
Vail Resorts, Inc.	220	60,962
		4,261,937
Household Durables - 0.2%
Lennar Corp. Class A	695	66,796
Tempur Sealy International, Inc.	2,903	115,568
		182,364
Internet & Direct Marketing Retail - 9.0%
Amazon.com, Inc. (a)	2,793	8,355,176
BARK, Inc. (a)	4,794	18,073
BARK, Inc. (b)	2,983	11,246
Cazoo Group Ltd.	6,756	30,422
Chewy, Inc. (a)	3,190	151,876
Deliveroo PLC Class A (a)(e)	14,772	31,035
Delivery Hero AG (a)(e)	149	11,501
Doordash, Inc. (a)	1,138	129,152
Etsy, Inc. (a)	965	151,582
FSN E-Commerce Ventures Private Ltd. (a)(b)	30,000	564,721
Global-e Online Ltd. (a)	1,004	35,853
JD.com, Inc.:
Class A (a)	118	4,472
sponsored ADR (a)	351	26,283
Overstock.com, Inc. (a)	646	30,969
Pinduoduo, Inc. ADR (a)	797	47,692
Wayfair LLC Class A (a)	1,574	245,418
Zomato Ltd. (a)(b)	46,900	51,166
		9,896,637
Leisure Products - 0.0%
Peloton Interactive, Inc. Class A (a)	1,446	39,519
Multiline Retail - 0.4%
Dollar Tree, Inc. (a)	2,715	356,262
Ollie's Bargain Outlet Holdings, Inc. (a)	1,964	94,154
		450,416
Specialty Retail - 5.0%
American Eagle Outfitters, Inc.	19,810	452,262
Aritzia, Inc. (a)	2,361	109,529
Bath & Body Works, Inc.	1,019	57,135
Burlington Stores, Inc. (a)	1,462	346,392
Carvana Co. Class A (a)	3,532	572,396
Citi Trends, Inc. (a)	634	30,888
Dick's Sporting Goods, Inc.	2,394	276,268
Fanatics, Inc. Class A (b)(c)	3,099	210,236
Five Below, Inc. (a)	1,987	325,868
Floor & Decor Holdings, Inc. Class A (a)	1,903	206,894
Foot Locker, Inc.	2,095	93,605
JD Sports Fashion PLC	11,315	29,014
Lowe's Companies, Inc.	6,379	1,514,056
RH (a)	1,089	438,671
Signet Jewelers Ltd.	1,102	94,915
The Children's Place, Inc. (a)	145	10,259
TJX Companies, Inc.	3,594	258,660
Victoria's Secret & Co. (a)	4,969	277,419
Warby Parker, Inc. (a)(d)	4,636	172,320
		5,476,787
Textiles, Apparel & Luxury Goods - 3.1%
Allbirds, Inc.:
Class A	400	4,944
Class B	500	5,562
Capri Holdings Ltd. (a)	9,625	578,174
Crocs, Inc. (a)	3,242	332,694
Deckers Outdoor Corp. (a)	1,347	431,350
Hermes International SCA	20	30,028
lululemon athletica, Inc. (a)	1,757	586,416
LVMH Moet Hennessy Louis Vuitton SE	203	166,740
Moncler SpA	1,341	86,065
NIKE, Inc. Class B	4,843	717,103
On Holding AG	1,550	40,874
PVH Corp.	2,479	235,530
Tapestry, Inc.	4,448	168,802
		3,384,282

TOTAL CONSUMER DISCRETIONARY		29,040,595

CONSUMER STAPLES - 0.6%
Beverages - 0.5%
Boston Beer Co., Inc. Class A (a)	350	147,291
Celsius Holdings, Inc. (a)	7,254	346,233
		493,524
Food & Staples Retailing - 0.0%
Blink Health, Inc. Series A1 (a)(b)(c)	99	3,780
Food Products - 0.0%
Sovos Brands, Inc.	565	8,289
The Real Good Food Co., Inc.	500	2,970
The Real Good Food Co., Inc. Class A	2,968	15,867
		27,126
Household Products - 0.1%
Procter & Gamble Co.	299	47,975
Personal Products - 0.0%
Olaplex Holdings, Inc.	1,647	35,970
Tobacco - 0.0%
JUUL Labs, Inc. Class A (a)(b)(c)	217	9,400

TOTAL CONSUMER STAPLES		617,775

ENERGY - 2.1%
Energy Equipment & Services - 0.0%
Halliburton Co.	1,222	37,564
Oil, Gas & Consumable Fuels - 2.1%
Cenovus Energy, Inc. (Canada)	3,090	44,947
Cheniere Energy, Inc.	482	53,936
Denbury, Inc. (a)	1,611	121,051
Devon Energy Corp.	2,678	135,426
Diamondback Energy, Inc.	1,750	220,780
EOG Resources, Inc.	2,426	270,450
Hess Corp.	3,565	329,014
Marathon Oil Corp.	1,163	22,644
PDC Energy, Inc.	203	12,032
Phillips 66 Co.	1,313	111,329
Pioneer Natural Resources Co.	728	159,352
Range Resources Corp. (a)	375	7,219
Reliance Industries Ltd.	19,115	616,408
Reliance Industries Ltd. sponsored GDR (e)	697	44,841
Tourmaline Oil Corp.	793	28,273
Valero Energy Corp.	1,408	116,822
		2,294,524

TOTAL ENERGY		2,332,088

FINANCIALS - 1.0%
Banks - 0.4%
Bank of America Corp.	2,138	98,647
Kotak Mahindra Bank Ltd. (a)	733	18,384
Wells Fargo & Co.	5,351	287,884
		404,915
Capital Markets - 0.3%
Goldman Sachs Group, Inc.	424	150,384
Morgan Stanley	1,840	188,674
		339,058
Consumer Finance - 0.1%
American Express Co.	690	124,076
LendingClub Corp. (a)	113	2,120
		126,196
Diversified Financial Services - 0.2%
Ant International Co. Ltd. Class C (a)(b)(c)	3,606	6,419
Sonder Holdings, Inc. (b)	2,437	20,880
Sonder Holdings, Inc.	775	6,640
Sonder Holdings, Inc.	1,070	9,168
Sonder Holdings, Inc.:
rights 1/18/27 (a)(c)	23	123
rights 1/18/27 (a)(c)	22	94
rights 1/18/27 (a)(c)	22	75
rights 1/18/27 (a)(c)	22	61
rights 1/18/27 (a)(c)	21	47
rights 1/18/27 (a)(c)	21	38
WeWork, Inc. (a)	10,992	81,671
WeWork, Inc. (b)	8,492	63,096
		188,312
Thrifts & Mortgage Finance - 0.0%
Housing Development Finance Corp. Ltd.	365	12,462

TOTAL FINANCIALS		1,070,943

HEALTH CARE - 4.3%
Biotechnology - 0.7%
ADC Therapeutics SA (a)	696	11,059
Alnylam Pharmaceuticals, Inc. (a)	1,287	177,091
Arcutis Biotherapeutics, Inc. (a)	691	10,441
Argenx SE ADR (a)	108	29,080
Ascendis Pharma A/S sponsored ADR (a)	382	46,466
Avidity Biosciences, Inc. (a)	300	4,986
Biohaven Pharmaceutical Holding Co. Ltd. (a)	179	23,784
Cerevel Therapeutics Holdings (a)	999	26,014
Day One Biopharmaceuticals, Inc. (a)(d)	1,528	22,538
Erasca, Inc.	756	8,959
Generation Bio Co. (a)	1,151	7,482
Horizon Therapeutics PLC (a)	2,235	208,593
Instil Bio, Inc. (a)	1,340	15,557
Karuna Therapeutics, Inc. (a)	173	19,213
Recursion Pharmaceuticals, Inc. (a)	1,166	13,805
Relay Therapeutics, Inc. (a)	546	12,083
Revolution Medicines, Inc. (a)	903	19,433
Turning Point Therapeutics, Inc. (a)	849	31,608
Twist Bioscience Corp. (a)	75	4,457
Verve Therapeutics, Inc.	1,100	31,702
Xencor, Inc. (a)	200	6,874
		731,225
Health Care Equipment & Supplies - 1.3%
Axonics Modulation Technologies, Inc. (a)	1,343	63,698
Boston Scientific Corp. (a)	849	36,422
DexCom, Inc. (a)	935	402,499
Edwards Lifesciences Corp. (a)	202	22,058
Figs, Inc. Class A (a)(d)	1,441	32,394
Il Makiage Ltd. (b)(c)	24	20,660
Insulet Corp. (a)	526	130,448
Intuitive Surgical, Inc. (a)	1,531	435,080
Outset Medical, Inc. (a)	559	20,789
Shockwave Medical, Inc. (a)	788	114,236
Tandem Diabetes Care, Inc. (a)	1,122	132,519
		1,410,803
Health Care Providers & Services - 0.5%
agilon health, Inc. (a)	1,568	25,997
Alignment Healthcare, Inc. (a)	1,793	13,627
Centene Corp. (a)	407	31,648
Guardant Health, Inc. (a)	2,036	141,604
LifeStance Health Group, Inc.	5,584	42,606
Surgery Partners, Inc. (a)	1,083	46,212
UnitedHealth Group, Inc.	443	209,349
		511,043
Health Care Technology - 0.1%
Certara, Inc. (a)	800	21,384
Doximity, Inc.	1,636	74,553
GoodRx Holdings, Inc. (a)	477	11,453
Medlive Technology Co. Ltd. (e)	4,500	7,306
MultiPlan Corp. warrants (a)(b)	212	86
		114,782
Life Sciences Tools & Services - 0.5%
10X Genomics, Inc. (a)	415	39,952
23andMe Holding Co. Class B (e)	778	3,633
Avantor, Inc. (a)	2,411	90,003
Bio-Rad Laboratories, Inc. Class A (a)	61	36,584
Danaher Corp.	845	241,493
ICON PLC (a)	201	53,410
Maravai LifeSciences Holdings, Inc. (a)	576	16,658
Nanostring Technologies, Inc. (a)	490	17,013
Olink Holding AB ADR (a)	1,504	24,335
Pacific Biosciences of California, Inc. (a)	609	6,809
Seer, Inc. (a)	924	14,535
Thermo Fisher Scientific, Inc.	91	52,898
		597,323
Pharmaceuticals - 1.2%
Asymchem Laboratories Tianjin Co. Ltd. (H Shares) (e)	262	9,193
Eli Lilly & Co.	2,590	635,560
GH Research PLC	594	10,086
Intra-Cellular Therapies, Inc. (a)	838	39,797
Nuvation Bio, Inc. (a)	1,450	8,845
Zoetis, Inc. Class A	3,186	636,531
		1,340,012

TOTAL HEALTH CARE		4,705,188

INDUSTRIALS - 4.6%
Aerospace & Defense - 0.3%
Airbus Group NV (a)	452	57,717
Howmet Aerospace, Inc.	2,239	69,611
Space Exploration Technologies Corp. Class A (a)(b)(c)	100	56,000
The Boeing Co. (a)	802	160,592
		343,920
Airlines - 0.1%
Delta Air Lines, Inc. (a)	401	15,916
JetBlue Airways Corp. (a)	1,104	16,152
Ryanair Holdings PLC sponsored ADR (a)	477	53,243
		85,311
Building Products - 0.0%
The AZEK Co., Inc. (a)	1,006	33,228
Commercial Services & Supplies - 0.1%
ACV Auctions, Inc. Class A (a)	3,908	51,820
Electrical Equipment - 0.4%
Acuity Brands, Inc.	1,746	334,411
Array Technologies, Inc. (a)	2,516	26,519
Generac Holdings, Inc. (a)	38	10,730
Sunrun, Inc. (a)	1,087	28,186
		399,846
Industrial Conglomerates - 0.2%
General Electric Co.	2,820	266,434
Machinery - 0.2%
AutoStore Holdings Ltd.	7,757	21,897
Deere & Co.	397	149,431
		171,328
Professional Services - 0.0%
KBR, Inc.	59	2,561
Recruit Holdings Co. Ltd.	873	43,151
		45,712
Road & Rail - 3.3%
Avis Budget Group, Inc. (a)	938	165,257
Bird Global, Inc. (b)	4,242	14,974
Bird Global, Inc.	11,663	37,053
Bird Global, Inc.:
rights 11/4/26 (a)(c)	452	746
rights 11/4/26 (a)(c)	452	411
rights 11/4/26 (a)(c)	452	212
Class A (a)(d)	7,660	27,040
Hertz Global Holdings, Inc.	4,296	82,741
Lyft, Inc. (a)	48,165	1,855,316
Uber Technologies, Inc. (a)	37,618	1,406,913
		3,590,663
Transportation Infrastructure - 0.0%
Delhivery Private Ltd. (b)(c)	5,700	44,885

TOTAL INDUSTRIALS		5,033,147

INFORMATION TECHNOLOGY - 42.7%
Communications Equipment - 0.2%
Arista Networks, Inc. (a)	1,726	214,559
IT Services - 3.0%
Block, Inc. Class A (a)	2,083	254,730
Digitalocean Holdings, Inc. (a)	2,961	169,784
Endava PLC ADR (a)	243	29,554
Flywire Corp. (a)	2,867	80,821
MasterCard, Inc. Class A	1,134	438,155
MongoDB, Inc. Class A (a)	438	177,438
Okta, Inc. (a)	1,154	228,365
PayPal Holdings, Inc. (a)	4,553	782,843
Shift4 Payments, Inc. (a)	1,613	85,037
Shopify, Inc. Class A (a)	302	291,499
TaskUs, Inc.	1,786	57,152
TDCX, Inc. ADR	2,090	34,255
Thoughtworks Holding, Inc.	1,413	30,266
Twilio, Inc. Class A (a)	2,180	449,342
Visa, Inc. Class A	543	122,810
		3,232,051
Semiconductors & Semiconductor Equipment - 11.7%
Advanced Micro Devices, Inc. (a)	1,148	131,159
Allegro MicroSystems LLC (a)	519	14,729
ASML Holding NV	126	85,327
Cirrus Logic, Inc. (a)	1,357	121,370
Enphase Energy, Inc. (a)	1	140
GlobalFoundries, Inc.	5,215	257,308
Lam Research Corp.	126	74,330
Marvell Technology, Inc.	38,252	2,731,193
Microchip Technology, Inc.	254	19,680
NVIDIA Corp.	28,087	6,877,383
NXP Semiconductors NV	6,790	1,394,938
onsemi (a)	2,956	174,404
Qualcomm, Inc.	1,248	219,348
Silergy Corp.	216	29,219
Synaptics, Inc. (a)	267	56,163
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	1,121	137,468
Teradyne, Inc.	2,555	300,034
Wolfspeed, Inc. (a)	551	51,926
Xilinx, Inc.	586	113,420
		12,789,539
Software - 13.5%
Adobe, Inc. (a)	1,799	961,206
Amplitude, Inc. (a)	2,040	80,192
AppLovin Corp. (a)	1,605	103,394
Atlassian Corp. PLC (a)	454	147,250
AvidXchange Holdings, Inc.	1,632	16,908
Cadence Design Systems, Inc. (a)	589	89,610
Confluent, Inc.	1,084	70,883
Coupa Software, Inc. (a)	993	133,330
Crowdstrike Holdings, Inc. (a)	703	126,990
Datadog, Inc. Class A (a)	457	66,772
DoubleVerify Holdings, Inc. (a)	4,874	134,815
EngageSmart, Inc.	3,782	82,675
Epic Games, Inc. (a)(b)(c)	9	7,710
Expensify, Inc. (d)	1,534	44,870
Freshworks, Inc.	1,342	29,189
GitLab, Inc.	488	31,237
HashiCorp, Inc.	462	30,672
HubSpot, Inc. (a)	633	309,410
Intuit, Inc.	728	404,207
Microsoft Corp.	30,958	9,627,319
Qualtrics International, Inc.	2,517	73,673
Riskified Ltd.:
Class A (e)	475	3,311
Class B (a)	950	6,622
Salesforce.com, Inc. (a)	5,909	1,374,611
Samsara, Inc.	1,868	33,811
SentinelOne, Inc. (d)	488	21,838
ServiceNow, Inc. (a)	280	164,018
Stripe, Inc. Class B (a)(b)(c)	400	14,500
Tanium, Inc. Class B (a)(b)(c)	131	1,555
The Trade Desk, Inc. (a)	688	47,844
UiPath, Inc. Class A (a)	2,517	91,946
Volue A/S (a)	4,694	27,979
Workday, Inc. Class A (a)	447	113,095
Zoom Video Communications, Inc. Class A (a)	2,132	328,925
		14,802,367
Technology Hardware, Storage & Peripherals - 14.3%
Apple, Inc.	89,526	15,647,347

TOTAL INFORMATION TECHNOLOGY		46,685,863

MATERIALS - 0.7%
Chemicals - 0.5%
CF Industries Holdings, Inc.	1,026	70,661
Corteva, Inc.	470	22,598
LG Chemical Ltd.	80	42,879
Nutrien Ltd.	3,584	250,315
The Mosaic Co.	3,945	157,603
		544,056
Metals & Mining - 0.2%
Freeport-McMoRan, Inc.	7,133	265,490

TOTAL MATERIALS		809,546

REAL ESTATE - 0.1%
Equity Real Estate Investment Trusts (REITs) - 0.1%
Simon Property Group, Inc.	768	113,050
TOTAL COMMON STOCKS
(Cost $67,642,147)		107,019,876

Preferred Stocks - 1.6%
Convertible Preferred Stocks - 1.5%
COMMUNICATION SERVICES - 0.1%
Diversified Telecommunication Services - 0.0%
Starry, Inc.:
Series C (a)(b)	3,181	4,851
Series D (a)(b)	7,310	11,147
Series E3 (b)	7,755	11,826
		27,824
Interactive Media & Services - 0.1%
Reddit, Inc.:
Series E (b)(c)	103	6,365
Series F (b)(c)	1,044	64,513
		70,878
TOTAL COMMUNICATION SERVICES		98,702
CONSUMER DISCRETIONARY - 0.4%
Automobiles - 0.0%
Rad Power Bikes, Inc.:
Series A (b)(c)	237	2,271
Series C (b)(c)	931	8,923
Series D (b)(c)	2,100	20,126
		31,320
Internet & Direct Marketing Retail - 0.3%
GoBrands, Inc.:
Series G (b)(c)	400	155,396
Series H (b)(c)	235	91,295
Instacart, Inc.:
Series H (a)(b)(c)	461	43,205
Series I (b)(c)	272	25,492
		315,388
Textiles, Apparel & Luxury Goods - 0.1%
Algolia SAS Series D (b)(c)	624	18,249
CelLink Corp. Series D (b)(c)	1,546	32,194
Discord, Inc. Series I (b)(c)	17	9,361
		59,804
TOTAL CONSUMER DISCRETIONARY		406,512
CONSUMER STAPLES - 0.0%
Food & Staples Retailing - 0.0%
Blink Health, Inc. Series C (a)(b)(c)	241	9,201
Food Products - 0.0%
AgBiome LLC Series C (a)(b)(c)	557	3,302
Bowery Farming, Inc. Series C1 (b)(c)	378	22,774
		26,076
Tobacco - 0.0%
JUUL Labs, Inc. Series E (a)(b)(c)	127	5,502
TOTAL CONSUMER STAPLES		40,779
INDUSTRIALS - 0.3%
Aerospace & Defense - 0.3%
ABL Space Systems:
Series B (b)(c)	629	42,770
Series B2 (b)(c)	331	22,507
Relativity Space, Inc. Series E (b)(c)	5,798	132,398
Space Exploration Technologies Corp. Series N (a)(b)(c)	126	70,560
		268,235
Construction & Engineering - 0.0%
Beta Technologies, Inc. Series A (b)(c)	231	16,925
TOTAL INDUSTRIALS		285,160
INFORMATION TECHNOLOGY - 0.6%
Communications Equipment - 0.1%
Meesho Series F (b)(c)	1,300	99,674
Xsight Labs Ltd. Series D (b)(c)	2,700	26,946
		126,620
Electronic Equipment & Components - 0.0%
Enevate Corp. Series E (b)(c)	24,030	26,642
IT Services - 0.1%
ByteDance Ltd. Series E1 (a)(b)(c)	544	80,871
Yanka Industries, Inc. Series F (b)(c)	1,183	37,710
		118,581
Semiconductors & Semiconductor Equipment - 0.1%
Astera Labs, Inc. Series C (b)(c)	3,700	14,948
GaN Systems, Inc.:
Series F1 (b)(c)	1,539	13,051
Series F2 (b)(c)	813	6,894
SiMa.ai Series B (b)(c)	6,600	43,098
Tenstorrent, Inc. Series C1 (b)(c)	200	15,008
		92,999
Software - 0.3%
Bolt Technology OU Series E (b)(c)	395	102,065
Databricks, Inc.:
Series G (b)(c)	284	62,608
Series H (b)(c)	217	47,838
Mountain Digital, Inc. Series D (b)(c)	1,221	28,041
Nuvia, Inc. Series B (a)(b)	2,764	2,259
Skyryse, Inc. Series B (b)(c)	1,300	32,084
Stripe, Inc. Series H (b)(c)	200	7,250
		282,145
TOTAL INFORMATION TECHNOLOGY		646,987
MATERIALS - 0.1%
Metals & Mining - 0.1%
Diamond Foundry, Inc. Series C (b)(c)	5,192	142,728
UTILITIES - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Redwood Materials Series C (b)(c)	799	37,875

TOTAL CONVERTIBLE PREFERRED STOCKS		1,658,743

Nonconvertible Preferred Stocks - 0.1%
CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
Neutron Holdings, Inc.:
Series 1C (a)(b)(c)	26,100	1,827
Series 1D (a)(b)(c)	58,561	4,099
Waymo LLC Series A2 (a)(b)(c)	127	11,649
		17,575
INFORMATION TECHNOLOGY - 0.1%
IT Services - 0.1%
Gupshup, Inc. (b)(c)	1,661	37,979

TOTAL NONCONVERTIBLE PREFERRED STOCKS		55,554

TOTAL PREFERRED STOCKS
(Cost $1,531,569)		1,714,297
	Principal Amount	Value

Convertible Bonds - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
Neutron Holdings, Inc.:
0% 10/27/25 (b)(c)	46,400	46,400
4% 5/22/27 (b)(c)	5,000	5,000
4% 6/12/27 (b)(c)	3,170	3,170
TOTAL CONVERTIBLE BONDS
(Cost $54,570)		54,570

Preferred Securities - 0.1%
CONSUMER DISCRETIONARY - 0.0%
Internet & Direct Marketing Retail - 0.0%
Circle Internet Financial Ltd. 0% (b)(f)	47,500	53,446
INFORMATION TECHNOLOGY - 0.1%
Electronic Equipment & Components - 0.0%
Enevate Corp. 0% 1/29/23 (b)(c)	10,231	10,231
Semiconductors & Semiconductor Equipment - 0.1%
GaN Systems, Inc. 0% (b)(c)(f)	36,074	36,074
Tenstorrent, Inc. 0% (b)(c)(f)	10,000	10,000
		46,074

TOTAL INFORMATION TECHNOLOGY		56,305

TOTAL PREFERRED SECURITIES
(Cost $103,805)		109,751
	Shares	Value

Money Market Funds - 0.9%
Fidelity Cash Central Fund 0.08% (g)	626,530	626,655
Fidelity Securities Lending Cash Central Fund 0.08% (g)(h)	317,014	317,046
TOTAL MONEY MARKET FUNDS
(Cost $943,701)		943,701
TOTAL INVESTMENT IN SECURITIES - 100.4%
(Cost $70,275,792)		109,842,195
NET OTHER ASSETS (LIABILITIES) - (0.4)%		(468,505)
NET ASSETS - 100%		$109,373,690

Legend

 (a) Non-income producing

 (b) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $3,053,431 or 2.8% of net assets.

 (c) Level 3 security

 (d) Security or a portion of the security is on loan at period end.

 (e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $125,128 or 0.1% of net assets.

 (f) Security is perpetual in nature with no stated maturity date.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (h) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
ABL Space Systems Series B	3/24/21	$28,327
ABL Space Systems Series B2	10/22/21	$22,507
AgBiome LLC Series C	6/29/18	$3,528
Algolia SAS Series D	7/23/21	$18,249
Ant International Co. Ltd. Class C	5/16/18	$13,745
Astera Labs, Inc. Series C	8/24/21	$12,439
BARK, Inc.	12/17/20	$29,830
Beta Technologies, Inc. Series A	4/9/21	$16,925
Bird Global, Inc.	5/11/21	$42,420
Blink Health, Inc. Series A1	12/30/20	$2,682
Blink Health, Inc. Series C	11/7/19 - 7/14/21	$9,200
Bolt Technology OU Series E	1/3/22	$102,620
Bowery Farming, Inc. Series C1	5/18/21	$22,774
ByteDance Ltd. Series E1	11/18/20	$59,608
CelLink Corp. Series D	1/20/22	$32,194
Circle Internet Financial Ltd. 0%	5/11/21	$47,500
Databricks, Inc. Series G	2/1/21	$50,372
Databricks, Inc. Series H	8/31/21	$47,838
Delhivery Private Ltd.	5/20/21	$27,823
Diamond Foundry, Inc. Series C	3/15/21	$124,608
Discord, Inc. Series I	9/15/21	$9,361
Endeavor Group Holdings, Inc. Class A	3/29/21	$42,432
Enevate Corp. Series E	1/29/21	$26,642
Enevate Corp. 0% 1/29/23	1/29/21	$10,231
Epic Games, Inc.	7/30/20	$5,175
Fanatics, Inc. Class A	8/13/20 - 12/15/21	$121,928
FSN E-Commerce Ventures Private Ltd.	10/7/20	$82,628
GaN Systems, Inc. Series F1	11/30/21	$13,051
GaN Systems, Inc. Series F2	11/30/21	$6,894
GaN Systems, Inc. 0%	11/30/21	$36,074
GoBrands, Inc. Series G	3/2/21	$99,887
GoBrands, Inc. Series H	7/22/21	$91,295
Gupshup, Inc.	6/8/21	$37,979
Il Makiage Ltd.	1/6/22	$20,660
Instacart, Inc. Series H	11/13/20	$27,660
Instacart, Inc. Series I	2/26/21	$34,000
JUUL Labs, Inc. Class A	12/20/17 - 7/6/18	$5,804
JUUL Labs, Inc. Series E	12/20/17 - 7/6/18	$3,263
Meesho Series F	9/21/21	$99,674
Mountain Digital, Inc. Series D	11/5/21	$28,041
MultiPlan Corp. warrants	10/8/20	$0
Neutron Holdings, Inc.	2/4/21	$92
Neutron Holdings, Inc. Series 1C	7/3/18	$4,772
Neutron Holdings, Inc. Series 1D	1/25/19	$14,201
Neutron Holdings, Inc. 0% 10/27/25	10/29/21	$46,400
Neutron Holdings, Inc. 4% 5/22/27	6/4/20	$5,000
Neutron Holdings, Inc. 4% 6/12/27	6/12/20	$3,170
Nuvia, Inc. Series B	3/16/21	$2,259
Rad Power Bikes, Inc.	1/21/21	$8,755
Rad Power Bikes, Inc. Series A	1/21/21	$1,143
Rad Power Bikes, Inc. Series C	1/21/21	$4,491
Rad Power Bikes, Inc. Series D	9/17/21	$20,126
Reddit, Inc. Series E	5/18/21	$4,375
Reddit, Inc. Series F	8/11/21	$64,513
Redwood Materials Series C	5/28/21	$37,875
Relativity Space, Inc. Series E	5/27/21	$132,398
SiMa.ai Series B	5/10/21	$33,841
Skyryse, Inc. Series B	10/21/21	$32,084
Sonder Holdings, Inc.	4/29/21 - 10/27/21	$23,205
Space Exploration Technologies Corp. Class A	2/16/21	$41,999
Space Exploration Technologies Corp. Series N	8/4/20	$34,020
Starry, Inc. Series C	12/8/17	$2,933
Starry, Inc. Series D	3/6/19 - 7/30/20	$10,453
Starry, Inc. Series E3	3/31/21	$13,028
Stripe, Inc. Class B	5/18/21	$16,051
Stripe, Inc. Series H	3/15/21	$8,025
Tanium, Inc. Class B	4/21/17	$650
Tenstorrent, Inc. Series C1	4/23/21	$11,891
Tenstorrent, Inc. 0%	4/23/21	$10,000
Waymo LLC Series A2	5/8/20	$10,905
WeWork, Inc.	3/25/21	$84,920
Xsight Labs Ltd. Series D	2/16/21	$21,589
Yanka Industries, Inc. Series F	4/8/21	$37,710
Zomato Ltd.	12/9/20 - 2/10/21	$33,690

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.08%	$2,415,701	$9,601,427	$11,390,473	$263	$--	$--	$626,655	0.0%
Fidelity Securities Lending Cash Central Fund 0.08%	353,805	6,069,837	6,106,596	3,327	--	--	317,046	0.0%
Total	$2,769,506	$15,671,264	$17,497,069	$3,590	$--	$--	$943,701

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$16,710,383	$16,525,082	$114,423	$70,878
Consumer Discretionary	29,464,682	27,296,844	1,515,478	652,360
Consumer Staples	658,554	588,728	15,867	53,959
Energy	2,332,088	1,670,839	661,249	--
Financials	1,070,943	996,552	67,534	6,857
Health Care	4,705,188	4,667,943	16,585	20,660
Industrials	5,318,307	4,771,075	159,818	387,414
Information Technology	47,370,829	46,607,159	57,198	706,472
Materials	952,274	766,667	42,879	142,728
Real Estate	113,050	113,050	--	--
Utilities	37,875	--	--	37,875
Corporate Bonds	54,570	--	--	54,570
Preferred Securities	109,751	--	53,446	56,305
Money Market Funds	943,701	943,701	--	--
Total Investments in Securities:	$109,842,195	$104,947,640	$2,704,477	$2,190,078
Net unrealized depreciation on unfunded commitments	$(420)	$--	$(420)	$--

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

Investments in Securities:
Beginning Balance	$1,883,431
Net Realized Gain (Loss) on Investment Securities	--
Net Unrealized Gain (Loss) on Investment Securities	172,396
Cost of Purchases	688,800
Proceeds of Sales	(46,592)
Amortization/Accretion	--
Transfers into Level 3	1,117
Transfers out of Level 3	(509,074)
Ending Balance	$2,190,078
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2022	$175,049

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Cost of purchases and proceeds of sales may include securities received and/or delivered through in-kind transactions. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		January 31, 2022 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $309,411) — See accompanying schedule: Unaffiliated issuers (cost $69,332,091)	$108,898,494
Fidelity Central Funds (cost $943,701)	943,701
Total Investment in Securities (cost $70,275,792)		$109,842,195
Foreign currency held at value (cost $73)		73
Receivable for investments sold		288,117
Receivable for fund shares sold		145,986
Dividends receivable		12,044
Interest receivable		541
Distributions receivable from Fidelity Central Funds		389
Total assets		110,289,345
Liabilities
Payable to custodian bank	$33,944
Payable for investments purchased	440,460
Unrealized depreciation on unfunded commitments	420
Payable for fund shares redeemed	38,321
Other payables and accrued expenses	85,464
Collateral on securities loaned	317,046
Total liabilities		915,655
Net Assets		$109,373,690
Net Assets consist of:
Paid in capital		$65,737,820
Total accumulated earnings (loss)		43,635,870
Net Assets		$109,373,690
Net Asset Value, offering price and redemption price per share ($109,373,690 ÷ 3,963,087 shares)		$27.60

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended January 31, 2022 (Unaudited)
Investment Income
Dividends		$235,527
Interest		216
Income from Fidelity Central Funds (including $3,327 from security lending)		3,590
Total income		239,333
Expenses
Independent trustees' fees and expenses	$233
Interest	79
Total expenses before reductions	312
Expense reductions	(1)
Total expenses after reductions		311
Net investment income (loss)		239,022
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	5,588,108
Foreign currency transactions	(65)
Total net realized gain (loss)		5,588,043
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers (net of increase in deferred foreign taxes of $50,738)	(8,941,673)
Unfunded commitments	38,544
Assets and liabilities in foreign currencies	98
Total change in net unrealized appreciation (depreciation)		(8,903,031)
Net gain (loss)		(3,314,988)
Net increase (decrease) in net assets resulting from operations		$(3,075,966)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended January 31, 2022 (Unaudited)	Year ended July 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$239,022	$341,190
Net realized gain (loss)	5,588,043	7,041,375
Change in net unrealized appreciation (depreciation)	(8,903,031)	28,376,372
Net increase (decrease) in net assets resulting from operations	(3,075,966)	35,758,937
Distributions to shareholders	(6,842,643)	(1,559,042)
Share transactions
Proceeds from sales of shares	19,264,832	70,379,196
Reinvestment of distributions	6,842,643	1,559,042
Cost of shares redeemed	(37,689,743)	(35,089,555)
Net increase (decrease) in net assets resulting from share transactions	(11,582,268)	36,848,683
Total increase (decrease) in net assets	(21,500,877)	71,048,578
Net Assets
Beginning of period	130,874,567	59,825,989
End of period	$109,373,690	$130,874,567
Other Information
Shares
Sold	630,646	2,730,883
Issued in reinvestment of distributions	225,439	65,074
Redeemed	(1,217,634)	(1,339,397)
Net increase (decrease)	(361,549)	1,456,560

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Flex Large Cap Growth Fund

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2022	2021	2020	2019	2018	2017 A
Selected Per–Share Data
Net asset value, beginning of period	$30.26	$20.86	$14.76	$14.04	$11.33	$10.00
Income from Investment Operations
Net investment income (loss)B,C	.06	.09	.10	.11	.11D	.03
Net realized and unrealized gain (loss)	(1.14)	9.78	6.12	1.06	2.69	1.30
Total from investment operations	(1.08)	9.87	6.22	1.17	2.80	1.33
Distributions from net investment income	(.11)	(.09)	(.12)	(.11)	(.06)	–
Distributions from net realized gain	(1.48)	(.38)	–	(.35)	(.04)	–
Total distributions	(1.58)E	(.47)	(.12)	(.45)E	(.09)E	–
Net asset value, end of period	$27.60	$30.26	$20.86	$14.76	$14.04	$11.33
Total ReturnF,G	(4.00)%	47.94%	42.45%	8.66%	24.90%	13.30%
Ratios to Average Net AssetsC,H,I
Expenses before reductionsJ	- %K	-%	-%	-%	-%	- %K
Expenses net of fee waivers, if anyJ	- %K	-%	-%	-%	-%	- %K
Expenses net of all reductionsJ	- %K	-%	-%	-%	-%	- %K
Net investment income (loss)	.36%K	.34%	.62%	.83%	.87%D	.79%K
Supplemental Data
Net assets, end of period (000 omitted)	$109,374	$130,875	$59,826	$24,333	$14,641	$8,576
Portfolio turnover rateL	41%K	44%	70%	55%	65%	17%M

 A For the period March 8, 2017 (commencement of operations) through July 31, 2017.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.01 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .77%.

 E Total distributions per share do not sum due to rounding.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 J Amount represents less than .005%.

 K Annualized

 L Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 M Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended January 31, 2022

1. Organization.

Fidelity Flex Large Cap Growth Fund (the Fund) is a fund of Fidelity Securities Fund (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund is available only to certain fee-based accounts and advisory programs offered by Fidelity.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – Unadjusted quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in Input(a)
Equities	$2,079,203	Market comparable	Discount rate	40.0%	Decrease
		Indicative market price	Enterprise value/EBITDA multiple (EV/EBITDA)	21	Increase
			Enterprise value/Sales multiple (EV/S)	3.1 - 13.5 / 8.6	Increase
			Price/Earnings multiple (P/E)	7.1	Increase
			Enterprise value/Gross profit (EV/GP)	12.5	Increase
			Discount for lack of marketability	15.0%	Decrease
		Recovery value	Recovery value	1.8% - 5.3% / 3.8%	Increase
			Discount for lack of marketability	5.0%	Decrease
		Market approach	Transaction price	$1.11 - $860.82 / $166.41	Increase
			Discount for lack of marketability	10.0%	Decrease
			Premium rate	20.2% - 27.4% / 25.4%	Increase
		Recovery value	Recovery value	0.5% - 1.7% / 1.2%	Increase
			Discount for lack of marketability	5.0%	Decrease
Corporate Bonds	$54,570	Market approach	Transaction price	$100.00	Increase
Preferred Securities	$56,305	Market approach	Transaction price	$100.00	Increase

 (a) Represents the directional change in the fair value of the Level 3 investments that could have resulted from an increase in the corresponding input as of period end. A decrease to the unobservable input would have had the opposite effect. Significant changes in these inputs may have resulted in a significantly higher or lower fair value measurement at period end.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of January 31, 2022, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures and options transactions, foreign currency transactions, partnerships, passive foreign investment companies (PFIC), defaulted bonds and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$43,091,241
Gross unrealized depreciation	(3,936,605)
Net unrealized appreciation (depreciation)	$39,154,636
Tax cost	$70,687,559

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

Special Purpose Acquisition Companies. Funds may invest in stock, warrants, and other securities of special purpose acquisition companies (SPACs) or similar special purpose entities. A SPAC is a publicly traded company that raises investment capital via an initial public offering (IPO) for the purpose of acquiring the equity securities of one or more existing companies via merger, business combination, acquisition or other similar transactions within a designated time frame.

Private Investment in Public Equity. Funds may acquire equity securities of an issuer through a private investment in a public equity (PIPE) transaction, including through commitments to purchase securities on a when-issued basis. A PIPE typically involves the purchase of securities directly from a publicly traded company in a private placement transaction. Securities purchased through PIPE transactions will be restricted from trading and considered illiquid until a resale registration statement for the shares is filed and declared effective.

At the current and/or prior period end, the Fund had commitments to purchase when-issued securities through PIPE transactions with SPACs. The commitments are contingent upon the SPACs acquiring the securities of target companies. Unrealized appreciation (depreciation) on any commitments outstanding at period end is separately presented in the Statements of Assets and Liabilities as Unrealized appreciation (depreciation) on unfunded commitments, and any change in unrealized appreciation (depreciation) on unfunded commitments during the period is separately presented in the Statement of Operations, as applicable. The total amount of commitments outstanding at period end is presented in the table below.

Commitment Amount
Fidelity Flex Large Cap Growth Fund	$3,760

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Flex Large Cap Growth Fund	26,714,371	43,015,982

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services and the Fund does not pay any fees for these services. Under the management contract, the investment adviser or an affiliate pays all other expenses of the Fund, excluding fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Flex Large Cap Growth Fund	$1,373

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity Flex Large Cap Growth Fund	Borrower	$1,020,571.32%		$63

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Flex Large Cap Growth Fund	2,315,479	2,263,342	309,835

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.

7. Security Lending.

Funds lend portfolio securities through a lending agent from time to time in order to earn additional income. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds.

	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Flex Large Cap Growth Fund	$–	$–

8. Bank Borrowings.

The Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity requirements. The Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. Any open loans, including accrued interest, at period end are presented under the caption "Notes payable" in the Statement of Assets and Liabilities, if applicable. Activity in this program during the period for which loans were outstanding was as follows:

	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity Flex Large Cap Growth Fund	$144,000.58%		$16

9. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $1.

10. Other.

A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were owners of record of more than 10% of the outstanding shares as follows:

Fund	Affiliated %
Fidelity Flex Large Cap Growth Fund	14%

In March 2022, the Board of Trustees approved a Plan of Liquidation and Dissolution. The Fund will distribute all of its net assets to its shareholders on or about June 10, 2022. The Fund will be closed to new accounts on or about June 3, 2022, with certain exceptions.

11. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2021 to January 31, 2022).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value August 1, 2021	Ending Account Value January 31, 2022	Expenses Paid During Period-B August 1, 2021 to January 31, 2022
Fidelity Flex Large Cap Growth Fund	- %-C
Actual		$1,000.00	$960.00	$--D
Hypothetical-E		$1,000.00	$1,025.21	$--D

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C Amount represents less than .005%.

 D Amount represents less than $.005.

 E 5% return per year before expenses

ZLG-SANN-0422
1.9881574.104

Fidelity® OTC Portfolio

Semi-Annual Report

January 31, 2022

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 if you’re an individual investing directly with Fidelity, call 1-800-835-5092 if you’re a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you’re an advisor or invest through one to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2022 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of COVID-19 emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and corporate earnings. On March 11, 2020, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread. The pandemic prompted a number of measures to limit the spread of COVID-19, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. To help stem the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

In general, the overall impact of the pandemic lessened in 2021, amid a resilient economy and widespread distribution of three COVID-19 vaccines granted emergency use authorization from the U.S. Food and Drug Administration (FDA) early in the year. Still, the situation remains dynamic, and the extent and duration of its influence on financial markets and the economy is highly uncertain, due in part to a recent spike in cases based on highly contagious variants of the coronavirus.

Extreme events such as the COVID-19 crisis are exogenous shocks that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets. Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we continue to take extra steps to be responsive to customer needs. We encourage you to visit us online, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Top Ten Stocks as of January 31, 2022

% of fund's net assets
Microsoft Corp.	12.3
Apple, Inc.	11.6
Alphabet, Inc. Class A	7.5
Amazon.com, Inc.	6.7
Meta Platforms, Inc. Class A	3.6
Alphabet, Inc. Class C	3.0
Marvell Technology, Inc.	2.6
NVIDIA Corp.	2.5
Reliance Industries Ltd.	2.3
Netflix, Inc.	1.5
53.6

Top Five Market Sectors as of January 31, 2022

% of fund's net assets
Information Technology	43.8
Communication Services	21.7
Consumer Discretionary	15.8
Health Care	7.0
Financials	3.6

Asset Allocation (% of fund's net assets)

As of January 31, 2022*
Stocks	97.6%
Convertible Securities	1.2%
Other Investments	0.1%
Short-Term Investments and Net Other Assets (Liabilities)**	1.1%

 * Foreign investments - 10.6%

 ** Short-Term Investments and Net Other Assets (Liabilities) are not included in the pie chart

Schedule of Investments January 31, 2022 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.5%
	Shares	Value (000s)
COMMUNICATION SERVICES - 20.8%
Entertainment - 2.7%
Activision Blizzard, Inc.	2,213,319	$174,874
Electronic Arts, Inc.	2,340	310
NetEase, Inc. ADR	14,711	1,521
Netflix, Inc. (a)	992,766	424,050
Roblox Corp. (a)	814,700	53,656
Spotify Technology SA (a)	56,581	11,105
Take-Two Interactive Software, Inc. (a)	11,584	1,892
The Walt Disney Co. (a)	750,004	107,228
		774,636
Interactive Media & Services - 18.1%
Alphabet, Inc.:
Class A (a)	782,237	2,116,788
Class C (a)	314,716	854,130
Match Group, Inc. (a)	232,780	26,234
Meta Platforms, Inc. Class A (a)	3,220,143	1,008,742
Snap, Inc. Class A (a)	8,185,564	266,358
Taboola.com Ltd. (a)	5,181,004	31,345
Tencent Holdings Ltd.	181,245	11,357
Tencent Holdings Ltd. sponsored ADR (b)	4,329,608	270,774
Twitter, Inc. (a)	9,708,143	364,152
Vimeo, Inc. (a)	283,388	4,152
Yandex NV Series A (a)	2,822,878	135,668
		5,089,700
Wireless Telecommunication Services - 0.0%
T-Mobile U.S., Inc. (a)	62,861	6,800

TOTAL COMMUNICATION SERVICES		5,871,136

CONSUMER DISCRETIONARY - 15.6%
Automobiles - 1.4%
Rivian Automotive, Inc.	13,100	861
Tesla, Inc. (a)	432,538	405,167
		406,028
Hotels, Restaurants & Leisure - 1.6%
Airbnb, Inc. Class A (a)	1,910,420	294,147
Churchill Downs, Inc.	632,520	133,019
Marriott International, Inc. Class A (a)	42,832	6,901
Vail Resorts, Inc.	20,000	5,542
Wynn Resorts Ltd. (a)	122,738	10,488
		450,097
Internet & Direct Marketing Retail - 8.8%
Alibaba Group Holding Ltd. sponsored ADR (a)	694,161	87,319
Amazon.com, Inc. (a)	630,592	1,886,397
ContextLogic, Inc. (a)(b)	147,992	392
Deliveroo PLC Class A (a)(c)	21,998,425	46,218
Etsy, Inc. (a)	372,381	58,494
Farfetch Ltd. Class A (a)	1,939,081	42,097
Global-e Online Ltd. (a)	250,981	8,963
JD.com, Inc. Class A (a)	8,630	327
Meituan Class B (a)(c)	7,086,600	211,424
Pinduoduo, Inc. ADR (a)	1,952,840	116,858
thredUP, Inc. (a)	87,235	809
Zomato Ltd. (a)(d)	7,745,200	8,450
		2,467,748
Multiline Retail - 0.1%
Dollar Tree, Inc. (a)	289,631	38,005
Specialty Retail - 1.7%
Carvana Co. Class A (a)	603,100	97,738
Five Below, Inc. (a)	1,048,504	171,955
Lowe's Companies, Inc.	939,902	223,086
		492,779
Textiles, Apparel & Luxury Goods - 2.0%
Kontoor Brands, Inc.	5,864	289
lululemon athletica, Inc. (a)	998,056	333,111
LVMH Moet Hennessy Louis Vuitton SE	263,483	216,419
		549,819

TOTAL CONSUMER DISCRETIONARY		4,404,476

CONSUMER STAPLES - 1.3%
Beverages - 1.1%
Diageo PLC	2,575,768	129,977
Monster Beverage Corp. (a)	1,830,736	158,761
		288,738
Food & Staples Retailing - 0.2%
Costco Wholesale Corp.	121,703	61,476
Personal Products - 0.0%
The Honest Co., Inc.	159,105	1,033

TOTAL CONSUMER STAPLES		351,247

ENERGY - 3.5%
Oil, Gas & Consumable Fuels - 3.5%
Cenovus Energy, Inc. (Canada)	166,540	2,422
Diamondback Energy, Inc.	1,137,600	143,520
EOG Resources, Inc.	13,811	1,540
Hess Corp.	985,616	90,963
Reliance Industries Ltd.	19,850,117	640,114
Reliance Industries Ltd. sponsored GDR (c)	1,793,001	115,350
		993,909
FINANCIALS - 3.6%
Banks - 2.4%
Fifth Third Bancorp	3,877,204	173,040
Huntington Bancshares, Inc.	17,789,206	267,905
Signature Bank	670,010	204,105
Wintrust Financial Corp.	326,562	32,026
		677,076
Capital Markets - 1.1%
Coinbase Global, Inc. (a)(b)	1,013,652	192,746
S&P Global, Inc.	299,456	124,340
		317,086
Diversified Financial Services - 0.1%
Ant International Co. Ltd. Class C (a)(d)(e)	10,036,067	17,864

TOTAL FINANCIALS		1,012,026

HEALTH CARE - 7.0%
Biotechnology - 2.8%
Alnylam Pharmaceuticals, Inc. (a)	1,426,662	196,309
Amgen, Inc.	89,672	20,368
Arcutis Biotherapeutics, Inc. (a)	552,243	8,344
Ascendis Pharma A/S sponsored ADR (a)	273,826	33,308
ChemoCentryx, Inc. (a)	570,233	15,334
GenSight Biologics SA (a)(b)	213,826	1,003
Ionis Pharmaceuticals, Inc. (a)	31,918	1,015
Regeneron Pharmaceuticals, Inc. (a)	543,065	330,504
Relay Therapeutics, Inc. (a)	2,753,512	60,935
Trevena, Inc. (a)(b)	449,443	244
Twist Bioscience Corp. (a)	717,200	42,616
Vertex Pharmaceuticals, Inc. (a)	199,725	48,543
Xencor, Inc. (a)	1,145,795	39,381
		797,904
Health Care Equipment & Supplies - 1.6%
DexCom, Inc. (a)	426,217	183,478
Figs, Inc. Class A (a)	45,427	1,021
Insulet Corp. (a)	762,513	189,103
Intuitive Surgical, Inc. (a)	157,317	44,706
Neuronetics, Inc. (a)	38,881	139
Outset Medical, Inc. (a)	40,305	1,499
Pulmonx Corp. (a)	26,299	640
Tandem Diabetes Care, Inc. (a)	193,073	22,804
		443,390
Health Care Providers & Services - 1.0%
agilon health, Inc. (a)	437,233	7,249
Cigna Corp.	75,554	17,412
Guardant Health, Inc. (a)	2,049,224	142,524
Humana, Inc.	253,264	99,406
		266,591
Health Care Technology - 0.0%
Castlight Health, Inc. Class B (a)	46,423	95
Certara, Inc. (a)	224,766	6,008
		6,103
Life Sciences Tools & Services - 1.3%
10X Genomics, Inc. (a)	902,464	86,880
Bruker Corp.	2,307,083	153,652
Nanostring Technologies, Inc. (a)(f)	2,436,531	84,596
Olink Holding AB ADR (a)	939,172	15,196
Pacific Biosciences of California, Inc. (a)	1,030,600	11,522
Seer, Inc. (a)(b)	454,357	7,147
		358,993
Pharmaceuticals - 0.3%
AstraZeneca PLC sponsored ADR	1,518,324	88,382
Elanco Animal Health, Inc. (a)	89,396	2,328
TherapeuticsMD, Inc. (a)	344,585	105
		90,815

TOTAL HEALTH CARE		1,963,796

INDUSTRIALS - 1.9%
Aerospace & Defense - 0.4%
Space Exploration Technologies Corp.:
Class A (a)(d)(e)	203,488	113,953
Class C (a)(d)(e)	7,092	3,972
		117,925
Airlines - 0.0%
Wheels Up Experience, Inc. (c)	810,464	3,096
Wheels Up Experience, Inc.:
rights (a)(e)	11,102	21
rights (a)(e)	11,102	18
rights (a)(e)	11,103	15
		3,150
Commercial Services & Supplies - 0.1%
Copart, Inc. (a)	297,863	38,499
Electrical Equipment - 0.0%
Array Technologies, Inc. (a)	185,516	1,955
Professional Services - 0.9%
Verisk Analytics, Inc.	1,216,870	238,665
YourPeople, Inc. (a)(e)	1,005,815	10
		238,675
Road & Rail - 0.5%
CSX Corp.	288,378	9,868
Lyft, Inc. (a)	3,046,199	117,340
		127,208

TOTAL INDUSTRIALS		527,412

INFORMATION TECHNOLOGY - 43.7%
Communications Equipment - 0.3%
Cisco Systems, Inc.	1,321,400	73,562
IT Services - 5.0%
Block, Inc. Class A (a)	888,038	108,598
Cloudflare, Inc. (a)	142,500	13,737
Gartner, Inc. (a)	1,148,023	337,392
MasterCard, Inc. Class A	897,460	346,761
MongoDB, Inc. Class A (a)	299,914	121,498
PayPal Holdings, Inc. (a)	636,831	109,497
Snowflake Computing, Inc. (a)	21,000	5,794
Twilio, Inc. Class A (a)	1,273,603	262,515
Visa, Inc. Class A	46,237	10,457
Wix.com Ltd. (a)	742,806	97,582
		1,413,831
Semiconductors & Semiconductor Equipment - 8.2%
Analog Devices, Inc.	265,668	43,562
Applied Materials, Inc.	1,274,701	176,138
ASML Holding NV	418,259	283,245
Lam Research Corp.	237,101	139,871
Marvell Technology, Inc.	10,129,728	723,263
NVIDIA Corp.	2,915,119	713,796
NXP Semiconductors NV	189,327	38,895
Skyworks Solutions, Inc.	93,896	13,758
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	1,468,866	180,127
		2,312,655
Software - 18.6%
Adobe, Inc. (a)	637,490	340,611
ANSYS, Inc. (a)	186,454	63,396
Aspen Technology, Inc. (a)	760,147	114,144
Atom Tickets LLC (a)(d)(e)(g)	516,103	0
Autodesk, Inc. (a)	384,042	95,930
Blend Labs, Inc. (b)	178,619	1,422
Cadence Design Systems, Inc. (a)	964,695	146,769
CCC Intelligent Solutions Holdings, Inc. Class A (a)	2,671,122	28,474
Dropbox, Inc. Class A (a)	193,795	4,796
Duck Creek Technologies, Inc. (a)	24,893	636
Dynatrace, Inc. (a)	9,205	505
Elastic NV (a)	1,478,507	137,871
Epic Games, Inc. (a)(d)(e)	77,600	66,479
HIVE Blockchain Technologies Ltd. (a)(b)	2,528,743	4,973
Intuit, Inc.	387,060	214,907
Manhattan Associates, Inc. (a)	173,203	23,187
Microsoft Corp.	11,137,193	3,463,441
Salesforce.com, Inc. (a)	1,141,434	265,532
Stripe, Inc. Class B (a)(d)(e)	91,800	3,328
Synopsys, Inc. (a)	417,977	129,782
Workday, Inc. Class A (a)	70,782	17,909
Zoom Video Communications, Inc. Class A (a)	714,910	110,296
		5,234,388
Technology Hardware, Storage & Peripherals - 11.6%
Apple, Inc.	18,712,127	3,270,506
Western Digital Corp. (a)	287,154	14,857
		3,285,363

TOTAL INFORMATION TECHNOLOGY		12,319,799

REAL ESTATE - 0.1%
Equity Real Estate Investment Trusts (REITs) - 0.1%
Equinix, Inc.	44,968	32,597
TOTAL COMMON STOCKS
(Cost $14,169,749)		27,476,398

Preferred Stocks - 1.3%
Convertible Preferred Stocks - 1.2%
COMMUNICATION SERVICES - 0.9%
Diversified Telecommunication Services - 0.0%
Starry, Inc. Series B (a)(d)	1,811,120	2,762
Interactive Media & Services - 0.9%
Reddit, Inc.:
Series B (a)(d)(e)	1,337,584	82,655
Series C (a)(d)(e)	300,673	18,580
Series D (a)(d)(e)	929,200	57,419
Series E (d)(e)	33,800	2,089
Series F (d)(e)	1,250,100	77,249
		237,992
TOTAL COMMUNICATION SERVICES		240,754
CONSUMER DISCRETIONARY - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Discord, Inc. Series I (d)(e)	3,300	1,817
INDUSTRIALS - 0.2%
Aerospace & Defense - 0.2%
Space Exploration Technologies Corp.:
Series G (a)(d)(e)	62,037	34,741
Series H (a)(d)(e)	65,670	36,775
		71,516
INFORMATION TECHNOLOGY - 0.1%
IT Services - 0.1%
AppNexus, Inc.:
Series E (Escrow) (a)(d)(e)	1,416,796	44
Series F (Escrow) (a)(d)(e)	90,913	25
ByteDance Ltd. Series E1 (a)(d)(e)	174,336	25,917
		25,986
Semiconductors & Semiconductor Equipment - 0.0%
Tenstorrent, Inc. Series C1 (d)(e)	41,000	3,077
Software - 0.0%
Jet.Com, Inc. Series B1 (Escrow) (a)(d)(e)	4,896,249	0
Stripe, Inc. Series H (d)(e)	39,000	1,414
		1,414
TOTAL INFORMATION TECHNOLOGY		30,477

TOTAL CONVERTIBLE PREFERRED STOCKS		344,564

Nonconvertible Preferred Stocks - 0.1%
CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.1%
Waymo LLC:
Series A2 (a)(d)(e)	103,940	9,534
Series B2 (d)(e)	178,470	16,370
		25,904
HEALTH CARE - 0.0%
Pharmaceuticals - 0.0%
Castle Creek Pharmaceutical Holdings, Inc. Series A4 (a)(d)(e)	30,303	11,333

TOTAL NONCONVERTIBLE PREFERRED STOCKS		37,237

TOTAL PREFERRED STOCKS
(Cost $197,487)		381,801
	Principal Amount (000s)	Value (000s)

Preferred Securities - 0.1%
CONSUMER DISCRETIONARY - 0.1%
Internet & Direct Marketing Retail - 0.1%
Circle Internet Financial Ltd. 0% (d)(h)	20,654	23,239
INFORMATION TECHNOLOGY - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Tenstorrent, Inc. 0% (d)(e)(h)	2,280	2,280
TOTAL PREFERRED SECURITIES
(Cost $22,934)		25,519
	Shares	Value (000s)

Money Market Funds - 2.1%
Fidelity Cash Central Fund 0.08% (i)	337,791,332	337,859
Fidelity Securities Lending Cash Central Fund 0.08% (i)(j)	246,671,338	246,696
TOTAL MONEY MARKET FUNDS
(Cost $584,555)		584,555
TOTAL INVESTMENT IN SECURITIES - 101.0%
(Cost $14,974,725)		28,468,273
NET OTHER ASSETS (LIABILITIES) - (1.0)%		(274,383)
NET ASSETS - 100%		$28,193,890

Values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $376,088,000 or 1.3% of net assets.

 (d) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $621,366,000 or 2.2% of net assets.

 (e) Level 3 security

 (f) Affiliated company

 (g) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (h) Security is perpetual in nature with no stated maturity date.

 (i) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (j) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
Ant International Co. Ltd. Class C	5/16/18	$38,251
AppNexus, Inc. Series E (Escrow)	8/1/14 - 9/17/14	$0
AppNexus, Inc. Series F (Escrow)	8/23/16	$40
Atom Tickets LLC	8/15/17	$3,000
ByteDance Ltd. Series E1	11/18/20	$19,103
Castle Creek Pharmaceutical Holdings, Inc. Series A4	9/29/16	$10,011
Circle Internet Financial Ltd. 0%	5/11/21	$20,654
Discord, Inc. Series I	9/15/21	$1,817
Epic Games, Inc.	7/13/20 - 3/29/21	$61,546
Jet.Com, Inc. Series B1 (Escrow)	3/19/18	$0
Reddit, Inc. Series B	7/26/17	$18,989
Reddit, Inc. Series C	7/24/17	$4,743
Reddit, Inc. Series D	2/4/19	$20,151
Reddit, Inc. Series E	5/18/21	$1,436
Reddit, Inc. Series F	8/11/21	$77,249
Space Exploration Technologies Corp. Class A	10/16/15 - 9/11/17	$21,156
Space Exploration Technologies Corp. Class C	9/11/17	$957
Space Exploration Technologies Corp. Series G	1/20/15	$4,805
Space Exploration Technologies Corp. Series H	8/4/17	$8,865
Starry, Inc. Series B	12/1/16	$980
Stripe, Inc. Class B	5/18/21	$3,684
Stripe, Inc. Series H	3/15/21	$1,565
Tenstorrent, Inc. Series C1	4/23/21	$2,438
Tenstorrent, Inc. 0%	4/23/21	$2,280
Waymo LLC Series A2	5/8/20	$8,925
Waymo LLC Series B2	6/11/21	$16,370
Zomato Ltd.	12/9/20 - 2/5/21	$4,734

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.08%	$177,437	$1,544,354	$1,383,932	$15	$--	$--	$337,859	0.6%
Fidelity Securities Lending Cash Central Fund 0.08%	78,878	1,095,893	928,075	365	--	--	246,696	0.8%
Total	$256,315	$2,640,247	$2,312,007	$380	$--	$--	$584,555

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds(a)	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Nanostring Technologies, Inc.	$151,325	$--	$358	$--	$159	$(66,530)	$84,596
Total	$151,325	$--	$358	$--	$159	$(66,530)	$84,596

 (a) Includes the value of securities delivered through in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Communication Services	$6,111,890	$5,859,779	$14,119	$237,992
Consumer Discretionary	4,432,197	3,921,638	482,838	27,721
Consumer Staples	351,247	221,270	129,977	--
Energy	993,909	238,445	755,464	--
Financials	1,012,026	994,162	--	17,864
Health Care	1,975,129	1,962,793	1,003	11,333
Industrials	598,928	409,423	--	189,505
Information Technology	12,350,276	12,249,992	--	100,284
Real Estate	32,597	32,597	--	--
Preferred Securities	25,519	--	23,239	2,280
Money Market Funds	584,555	584,555	--	--
Total Investments in Securities:	$28,468,273	$26,474,654	$1,406,640	$586,979

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

(Amounts in thousands)
Investments in Securities:
Beginning Balance	$488,819
Net Realized Gain (Loss) on Investment Securities	(194)
Net Unrealized Gain (Loss) on Investment Securities	43,127
Cost of Purchases	79,078
Proceeds of Sales	(207)
Amortization/Accretion	--
Transfers into Level 3	53
Transfers out of Level 3	(23,697)
Ending Balance	$586,979
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2022	$42,986

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Cost of purchases and proceeds of sales may include securities received and/or delivered through in-kind transactions. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	89.4%
India	2.7%
Cayman Islands	2.6%
Netherlands	2.1%
United Kingdom	1.0%
Others (Individually Less Than 1%)	2.2%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		January 31, 2022 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $252,843) — See accompanying schedule: Unaffiliated issuers (cost $14,291,224)	$27,799,122
Fidelity Central Funds (cost $584,555)	584,555
Other affiliated issuers (cost $98,946)	84,596
Total Investment in Securities (cost $14,974,725)		$28,468,273
Receivable for investments sold		75,322
Receivable for fund shares sold		22,681
Dividends receivable		8,503
Distributions receivable from Fidelity Central Funds		64
Prepaid expenses		23
Other receivables		529
Total assets		28,575,395
Liabilities
Payable for investments purchased	$65,241
Payable for fund shares redeemed	16,115
Accrued management fee	17,625
Other affiliated payables	2,692
Other payables and accrued expenses	33,160
Collateral on securities loaned	246,672
Total liabilities		381,505
Net Assets		$28,193,890
Net Assets consist of:
Paid in capital		$13,620,593
Total accumulated earnings (loss)		14,573,297
Net Assets		$28,193,890
Net Asset Value and Maximum Offering Price
OTC:
Net Asset Value, offering price and redemption price per share ($20,842,939 ÷ 1,176,167 shares)		$17.72
Class K:
Net Asset Value, offering price and redemption price per share ($7,350,951 ÷ 406,364 shares)		$18.09

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended January 31, 2022 (Unaudited)
Investment Income
Dividends		$56,337
Income from Fidelity Central Funds (including $365 from security lending)		380
Total income		56,717
Expenses
Management fee
Basic fee	$88,678
Performance adjustment	20,867
Transfer agent fees	15,366
Accounting fees	1,007
Custodian fees and expenses	476
Independent trustees' fees and expenses	54
Registration fees	134
Audit	68
Legal	23
Interest	11
Miscellaneous	52
Total expenses before reductions	126,736
Expense reductions	(477)
Total expenses after reductions		126,259
Net investment income (loss)		(69,542)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	2,035,272
Affiliated issuers	159
Foreign currency transactions	(771)
Total net realized gain (loss)		2,034,660
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers (net of increase in deferred foreign taxes of $9,993)	(3,124,235)
Affiliated issuers	(66,530)
Assets and liabilities in foreign currencies	(8)
Total change in net unrealized appreciation (depreciation)		(3,190,773)
Net gain (loss)		(1,156,113)
Net increase (decrease) in net assets resulting from operations		$(1,225,655)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended January 31, 2022 (Unaudited)	Year ended July 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(69,542)	$(84,064)
Net realized gain (loss)	2,034,660	3,914,563
Change in net unrealized appreciation (depreciation)	(3,190,773)	5,606,765
Net increase (decrease) in net assets resulting from operations	(1,225,655)	9,437,264
Distributions to shareholders	(3,357,390)	(1,653,656)
Share transactions - net increase (decrease)	2,432,569	(1,330,230)
Total increase (decrease) in net assets	(2,150,476)	6,453,378
Net Assets
Beginning of period	30,344,366	23,890,988
End of period	$28,193,890	$30,344,366

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity OTC Portfolio

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2022	2021	2020	2019	2018 A	2017 A
Selected Per–Share Data
Net asset value, beginning of period	$20.67	$15.61	$12.45	$12.50	$10.57	$8.53
Income from Investment Operations
Net investment income (loss)B,C	(.05)	(.06)	(.01)	(.01)	(.02)	(.02)
Net realized and unrealized gain (loss)	(.64)	6.21	4.14	.75	2.48	2.33
Total from investment operations	(.69)	6.15	4.13	.74	2.46	2.31
Distributions from net investment income	–	(.01)	–	–	–	–
Distributions from net realized gain	(2.26)	(1.08)	(.97)	(.79)	(.53)	(.27)
Total distributions	(2.26)	(1.09)	(.97)	(.79)	(.53)	(.27)
Net asset value, end of period	$17.72	$20.67	$15.61	$12.45	$12.50	$10.57
Total ReturnD,E	(4.18)%	41.90%	35.79%	6.43%	24.34%	27.97%
Ratios to Average Net AssetsC,F,G
Expenses before reductions	.84%H	.80%	.87%	.88%	.88%	.81%
Expenses net of fee waivers, if any	.84%H	.80%	.87%	.88%	.88%	.81%
Expenses net of all reductions	.84%H	.80%	.87%	.88%	.88%	.81%
Net investment income (loss)	(.47)%H	(.33)%	(.07)%	(.10)%	(.17)%	(.16)%
Supplemental Data
Net assets, end of period (in millions)	$20,843	$22,273	$16,817	$13,166	$13,340	$12,136
Portfolio turnover rateI,J	29%H	28%	48%	34%	38%	71%

 A Per share amounts have been adjusted to reflect the impact of the 10 for 1 share split that occurred on May 11, 2018.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Portfolio turnover rate excludes securities received or delivered in-kind.

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity OTC Portfolio Class K

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2022	2021	2020	2019	2018 A	2017 A
Selected Per–Share Data
Net asset value, beginning of period	$21.06	$15.88	$12.64	$12.67	$10.70	$8.62
Income from Investment Operations
Net investment income (loss)B,C	(.04)	(.05)	–D	–D	(.01)	(.01)
Net realized and unrealized gain (loss)	(.66)	6.33	4.21	.76	2.52	2.36
Total from investment operations	(.70)	6.28	4.21	.76	2.51	2.35
Distributions from net investment income	–	(.01)	–D	–	–	–
Distributions from net realized gain	(2.27)	(1.09)	(.97)	(.79)	(.54)	(.27)
Total distributions	(2.27)	(1.10)	(.97)	(.79)	(.54)	(.27)
Net asset value, end of period	$18.09	$21.06	$15.88	$12.64	$12.67	$10.70
Total ReturnE,F	(4.15)%	42.05%	35.94%	6.50%	24.48%	28.12%
Ratios to Average Net AssetsC,G,H
Expenses before reductions	.76%I	.72%	.78%	.79%	.78%	.70%
Expenses net of fee waivers, if any	.76%I	.71%	.78%	.79%	.78%	.70%
Expenses net of all reductions	.76%I	.71%	.78%	.78%	.77%	.70%
Net investment income (loss)	(.39)%I	(.25)%	.03%	(.01)%	(.07)%	(.05)%
Supplemental Data
Net assets, end of period (in millions)	$7,351	$8,072	$7,074	$6,752	$7,288	$3,662
Portfolio turnover rateJ,K	29%I	28%	48%	34%	38%	71%

 A Per share amounts have been adjusted to reflect the impact of the 10 for 1 share split that occurred on May 11, 2018.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Portfolio turnover rate excludes securities received or delivered in-kind.

 K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended January 31, 2022
(Amounts in thousands except percentages)

1. Organization.

Fidelity OTC Portfolio (the Fund) is a non-diversified fund of Fidelity Securities Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers OTC and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – Unadjusted quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in Input(a)
Equities	$ 584,699	Market comparable	Discount rate	75.0%	Decrease
			Enterprise value/EBITDA multiple (EV/EBITDA)	21.0	Increase
			Enterprise value/Sales multiple (EV/S)	3.0 – 5.5 / 4.4	Increase
			Price/Earnings multiple (P/E)	7.1	Increase
			Discount for lack of marketability	15.0%	Decrease
		Recovery value	Recovery value	0.0% - 1.9% / 0.8%	Increase
			Discount for lack of marketability	5.0%	Decrease
		Market approach	Transaction price	$59.45 - $560.00 / $274.77	Increase
			Discount rate	9.2%	Decrease
			Premium rate	26.2%	Increase
Preferred Securities	$2,280	Market approach	Transaction price	$100.00	Increase

 (a) Represents the directional change in the fair value of the Level 3 investments that could have resulted from an increase in the corresponding input as of period end. A decrease to the unobservable input would have had the opposite effect. Significant changes in these inputs may have resulted in a significantly higher or lower fair value measurement at period end.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of January 31, 2022, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Fidelity OTC Portfolio	$504

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to in-kind transactions, foreign currency transactions, net operating loss, certain foreign taxes, passive foreign investment companies (PFIC), deferred Trustee compensation, losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$14,977,985
Gross unrealized depreciation	(1,591,159)
Net unrealized appreciation (depreciation)	$13,386,826
Tax cost	$15,081,447

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

Consolidated Subsidiary. The Funds included in the table below hold certain investments through a wholly-owned subsidiary ("Subsidiary"), which may be subject to federal and state taxes upon disposition.

As of period end, investments in Subsidiaries were as follows:

	$ Amount	% of Net Assets
Fidelity OTC Portfolio	–(a)	–(b)

 (a) In the amount of less than five hundred dollars

 (b) In the amount of less than 0.005%

The financial statements have been consolidated to include the Subsidiary accounts where applicable. Accordingly, all inter-company transactions and balances have been eliminated.

At period end, any estimated tax liability for these investments is presented as "Deferred taxes" in the Statement of Assets and Liabilities and included in "Change in net unrealized appreciation (depreciation) on investment securities" in the Statement of Operations. The tax liability incurred may differ materially depending on conditions when these investments are disposed. Any cash held by a Subsidiary is restricted as to its use and is presented as "Restricted cash" in the Statement of Assets and Liabilities, if applicable.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity OTC Portfolio	4,479,073	5,629,024

Unaffiliated Redemptions In-Kind. Shares that were redeemed in-kind for investments, including accrued interest and cash, if any, are shown in the table below. The net realized gain or loss on investments delivered through in-kind redemptions is included in the accompanying Statement of Operations. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss ($)	Total Proceeds ($)	Participating classes
Fidelity OTC Portfolio	3,473	47,704	68,931	Class K

Prior Fiscal Year Unaffiliated Redemptions In-Kind. Shares that were redeemed in-kind for investments, including accrued interest and cash, if any, are shown in the table below; along with realized gain or loss on investments delivered through in-kind redemptions. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss ($)	Total Proceeds ($)	Participating classes
Fidelity OTC Portfolio	69,813	901,736	1,292,840	OTC and Class K

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .35% of the Fund's average net assets and an annualized group fee rate that averaged .22% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of OTC as compared to its benchmark index, the Nasdaq Composite Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .71% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of OTC, except for Class K. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
OTC	$13,701.12
Class K	1,665.04
	$15,366

 (a) Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity OTC Portfolio	.01

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity OTC Portfolio	$52

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity OTC Portfolio	Borrower	$21,075.32%		$11

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity OTC Portfolio	375,115	367,458	90,815

Other. During the period, the investment adviser reimbursed the Fund for certain losses as follows:

Amount ($)
Fidelity OTC Portfolio	3

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
Fidelity OTC Portfolio	$25

7. Security Lending.

Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity OTC Portfolio	$38	$–	$–

8. Expense Reductions.

During the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $477.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2022	Year ended July 31, 2021
Fidelity OTC Portfolio
Distributions to shareholders
OTC	$2,483,169	$1,174,209
Class K	874,221	479,447
Total	$3,357,390	$1,653,656

10. Share Transactions.

Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended January 31, 2022	Year ended July 31, 2021	Six months ended January 31, 2022	Year ended July 31, 2021
Fidelity OTC Portfolio
OTC
Shares sold	73,503	167,526	$1,448,508	$2,960,401
Reinvestment of distributions	119,609	72,811	2,344,241	1,115,245
Shares redeemed	(94,257)	(240,686)	(1,825,458)	(4,251,031)
Net increase (decrease)	98,855	(349)	$1,967,291	$(175,385)
Class K
Shares sold	13,136	40,584	$264,094	$730,836
Reinvestment of distributions	43,712	30,755	874,221	479,447
Shares redeemed	(33,734)	(133,642)	(673,037)	(2,365,128)
Net increase (decrease)	23,114	(62,303)	$465,278	$(1,154,845)

11. Other.

A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

12. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2021 to January 31, 2022).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value August 1, 2021	Ending Account Value January 31, 2022	Expenses Paid During Period-B August 1, 2021 to January 31, 2022
Fidelity OTC Portfolio
OTC	.84%
Actual		$1,000.00	$958.20	$4.15
Hypothetical-C		$1,000.00	$1,020.97	$4.28
Class K	.76%
Actual		$1,000.00	$958.50	$3.75
Hypothetical-C		$1,000.00	$1,021.37	$3.87

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

OTC-SANN-0422
1.700332.124

Fidelity® OTC K6 Portfolio

Semi-Annual Report

January 31, 2022

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2022 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of COVID-19 emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and corporate earnings. On March 11, 2020, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread. The pandemic prompted a number of measures to limit the spread of COVID-19, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. To help stem the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

In general, the overall impact of the pandemic lessened in 2021, amid a resilient economy and widespread distribution of three COVID-19 vaccines granted emergency use authorization from the U.S. Food and Drug Administration (FDA) early in the year. Still, the situation remains dynamic, and the extent and duration of its influence on financial markets and the economy is highly uncertain, due in part to a recent spike in cases based on highly contagious variants of the coronavirus.

Extreme events such as the COVID-19 crisis are exogenous shocks that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets. Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we continue to take extra steps to be responsive to customer needs. We encourage you to visit us online, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Top Ten Stocks as of January 31, 2022

% of fund's net assets
Microsoft Corp.	12.5
Apple, Inc.	12.0
Alphabet, Inc. Class A	7.6
Amazon.com, Inc.	6.8
Meta Platforms, Inc. Class A	3.6
Alphabet, Inc. Class C	3.1
Marvell Technology, Inc.	2.6
NVIDIA Corp.	2.6
Reliance Industries Ltd.	2.2
Netflix, Inc.	1.5
54.5

Top Five Market Sectors as of January 31, 2022

% of fund's net assets
Information Technology	44.6
Communication Services	21.5
Consumer Discretionary	16.0
Health Care	7.1
Financials	3.6

Asset Allocation (% of fund's net assets)

As of January 31, 2022*
Stocks	98.7%
Convertible Securities	0.3%
Other Investments	0.1%
Short-Term Investments and Net Other Assets (Liabilities)	0.9%

 * Foreign investments - 10.6%

Schedule of Investments January 31, 2022 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.6%
	Shares	Value
COMMUNICATION SERVICES - 21.2%
Entertainment - 2.8%
Activision Blizzard, Inc.	188,522	$14,895,123
Electronic Arts, Inc.	179	23,746
NetEase, Inc. ADR	1,186	122,585
Netflix, Inc. (a)	84,734	36,193,281
Roblox Corp. (a)	68,900	4,537,754
Sea Ltd. ADR (a)	8,400	1,262,604
Spotify Technology SA (a)	4,753	932,824
Take-Two Interactive Software, Inc. (a)	1,722	281,271
The Walt Disney Co. (a)	64,445	9,213,702
		67,462,890
Interactive Media & Services - 18.4%
Alphabet, Inc.:
Class A (a)	66,914	181,073,968
Class C (a)	26,880	72,951,514
Match Group, Inc. (a)	20,495	2,309,787
Meta Platforms, Inc. Class A (a)	275,231	86,218,863
Snap, Inc. Class A (a)	709,456	23,085,698
Taboola.com Ltd. (a)(b)	430,300	2,603,315
Tencent Holdings Ltd.	16,255	1,018,575
Tencent Holdings Ltd. sponsored ADR (b)	370,140	23,148,556
Twitter, Inc. (a)	829,968	31,132,100
Vimeo, Inc. (a)	25,821	378,278
Yandex NV Series A (a)	238,793	11,476,392
		435,397,046
Wireless Telecommunication Services - 0.0%
T-Mobile U.S., Inc. (a)	5,647	610,836

TOTAL COMMUNICATION SERVICES		503,470,772

CONSUMER DISCRETIONARY - 15.8%
Automobiles - 1.5%
Rivian Automotive, Inc.	1,300	85,462
Tesla, Inc. (a)	37,000	34,658,640
		34,744,102
Hotels, Restaurants & Leisure - 1.7%
Airbnb, Inc. Class A (a)	166,244	25,596,589
Churchill Downs, Inc.	58,362	12,273,529
Marriott International, Inc. Class A (a)	4,239	682,988
Vail Resorts, Inc.	1,700	471,070
Wynn Resorts Ltd. (a)	9,565	817,329
		39,841,505
Internet & Direct Marketing Retail - 8.9%
Alibaba Group Holding Ltd. sponsored ADR (a)	59,120	7,436,705
Amazon.com, Inc. (a)	53,981	161,482,542
ContextLogic, Inc. (a)(b)	17,897	47,427
Deliveroo PLC Class A (a)(c)	1,829,275	3,843,241
Etsy, Inc. (a)	31,119	4,888,173
Farfetch Ltd. Class A (a)	159,319	3,458,815
Global-e Online Ltd. (a)	23,519	839,863
JD.com, Inc. Class A (a)	774	29,336
Meituan Class B (a)(c)	605,900	18,076,628
Pinduoduo, Inc. ADR (a)	167,760	10,038,758
thredUP, Inc. (a)	7,765	71,982
Zomato Ltd. (a)(d)	368,500	402,022
		210,615,492
Multiline Retail - 0.1%
Dollar Tree, Inc. (a)	24,817	3,256,487
Specialty Retail - 1.8%
Carvana Co. Class A (a)	50,800	8,232,648
Five Below, Inc. (a)	89,513	14,680,132
Lowe's Companies, Inc.	80,309	19,061,341
		41,974,121
Textiles, Apparel & Luxury Goods - 1.8%
Kontoor Brands, Inc.	488	24,054
lululemon athletica, Inc. (a)	74,713	24,936,211
LVMH Moet Hennessy Louis Vuitton SE	22,450	18,439,924
		43,400,189

TOTAL CONSUMER DISCRETIONARY		373,831,896

CONSUMER STAPLES - 1.3%
Beverages - 1.1%
Diageo PLC	221,479	11,176,140
Monster Beverage Corp. (a)	155,624	13,495,713
		24,671,853
Food & Staples Retailing - 0.2%
Costco Wholesale Corp.	10,453	5,280,124

TOTAL CONSUMER STAPLES		29,951,977

ENERGY - 3.5%
Oil, Gas & Consumable Fuels - 3.5%
Cenovus Energy, Inc. (Canada)	12,733	185,213
Diamondback Energy, Inc.	97,600	12,313,216
EOG Resources, Inc.	1,014	113,041
Hess Corp.	83,784	7,732,425
Reliance Industries Ltd.	1,606,813	51,815,465
Reliance Industries Ltd. sponsored GDR (c)	165,730	10,662,034
		82,821,394
FINANCIALS - 3.6%
Banks - 2.4%
Fifth Third Bancorp	331,496	14,794,666
Huntington Bancshares, Inc.	1,520,883	22,904,498
Signature Bank	57,165	17,414,174
Wintrust Financial Corp.	26,838	2,632,003
		57,745,341
Capital Markets - 1.2%
Coinbase Global, Inc. (a)(b)	86,648	16,476,117
S&P Global, Inc.	25,792	10,709,354
		27,185,471

TOTAL FINANCIALS		84,930,812

HEALTH CARE - 7.1%
Biotechnology - 2.9%
Alnylam Pharmaceuticals, Inc. (a)	121,922	16,776,467
Amgen, Inc.	7,432	1,688,104
Arcutis Biotherapeutics, Inc. (a)	44,805	677,004
Ascendis Pharma A/S sponsored ADR (a)	22,715	2,763,053
ChemoCentryx, Inc. (a)	20,440	549,632
GenSight Biologics SA (a)(b)	16,325	76,545
Ionis Pharmaceuticals, Inc. (a)	2,477	78,769
Regeneron Pharmaceuticals, Inc. (a)	46,429	28,256,225
Relay Therapeutics, Inc. (a)	256,950	5,686,304
Trevena, Inc. (a)(b)	34,332	18,659
Twist Bioscience Corp. (a)	61,600	3,660,272
Vertex Pharmaceuticals, Inc. (a)	17,119	4,160,773
Xencor, Inc. (a)	97,788	3,360,974
		67,752,781
Health Care Equipment & Supplies - 1.6%
DexCom, Inc. (a)	36,365	15,654,405
Figs, Inc. Class A (a)	4,073	91,561
Insulet Corp. (a)	63,801	15,822,648
Intuitive Surgical, Inc. (a)	13,617	3,869,679
Neuronetics, Inc. (a)	2,974	10,647
Outset Medical, Inc. (a)	3,243	120,607
Pulmonx Corp. (a)(b)	3,042	74,073
Tandem Diabetes Care, Inc. (a)	15,741	1,859,170
		37,502,790
Health Care Providers & Services - 1.0%
agilon health, Inc. (a)	38,967	646,073
Cigna Corp.	5,853	1,348,882
Guardant Health, Inc. (a)	177,475	12,343,386
Humana, Inc.	21,593	8,475,253
		22,813,594
Health Care Technology - 0.0%
Castlight Health, Inc. Class B (a)	3,567	7,277
Certara, Inc. (a)	21,971	587,285
		594,562
Life Sciences Tools & Services - 1.3%
10X Genomics, Inc. (a)	76,934	7,406,436
Bruker Corp.	196,369	13,078,175
Nanostring Technologies, Inc. (a)	228,132	7,920,743
Olink Holding AB ADR (a)	84,628	1,369,281
Pacific Biosciences of California, Inc. (a)	88,300	987,194
Seer, Inc. (a)	46,825	736,557
		31,498,386
Pharmaceuticals - 0.3%
AstraZeneca PLC sponsored ADR	129,423	7,533,713
Elanco Animal Health, Inc. (a)	6,812	177,384
TherapeuticsMD, Inc. (a)	26,393	8,010
		7,719,107

TOTAL HEALTH CARE		167,881,220

INDUSTRIALS - 1.4%
Commercial Services & Supplies - 0.1%
Copart, Inc. (a)	24,418	3,156,027
Electrical Equipment - 0.0%
Array Technologies, Inc. (a)	17,877	188,424
Professional Services - 0.9%
Verisk Analytics, Inc.	104,039	20,405,169
Road & Rail - 0.4%
CSX Corp.	21,966	751,677
Lyft, Inc. (a)	245,136	9,442,639
		10,194,316

TOTAL INDUSTRIALS		33,943,936

INFORMATION TECHNOLOGY - 44.6%
Communications Equipment - 0.3%
Cisco Systems, Inc.	115,200	6,413,184
IT Services - 5.2%
Block, Inc. Class A (a)	75,924	9,284,746
Cloudflare, Inc. (a)	12,200	1,176,080
Gartner, Inc. (a)	98,152	28,845,891
MasterCard, Inc. Class A	76,760	29,658,529
MongoDB, Inc. Class A (a)	25,824	10,461,561
PayPal Holdings, Inc. (a)	54,472	9,365,916
Snowflake Computing, Inc. (a)	1,800	496,620
Twilio, Inc. Class A (a)	116,397	23,991,750
Visa, Inc. Class A	4,175	944,260
Wix.com Ltd. (a)	63,594	8,354,344
		122,579,697
Semiconductors & Semiconductor Equipment - 8.3%
Analog Devices, Inc.	23,021	3,774,753
Applied Materials, Inc.	108,952	15,054,987
ASML Holding NV	35,717	24,187,552
Lam Research Corp.	20,230	11,934,082
Marvell Technology, Inc.	866,045	61,835,613
NVIDIA Corp.	249,213	61,022,295
NXP Semiconductors NV	16,564	3,402,908
Skyworks Solutions, Inc.	8,492	1,244,248
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	125,184	15,351,314
		197,807,752
Software - 18.8%
Adobe, Inc. (a)	54,479	29,108,130
ANSYS, Inc. (a)	15,760	5,358,558
Aspen Technology, Inc. (a)	65,503	9,835,930
Autodesk, Inc. (a)	32,807	8,194,861
Blend Labs, Inc. (b)	16,081	128,005
Cadence Design Systems, Inc. (a)	82,042	12,481,870
CCC Intelligent Solutions Holdings, Inc. Class A (a)(b)	230,676	2,459,006
Dropbox, Inc. Class A (a)	10,755	266,186
Duck Creek Technologies, Inc. (a)	1,932	49,363
Dynatrace, Inc. (a)	3,350	183,781
Elastic NV (a)	130,874	12,204,001
Epic Games, Inc. (a)(d)(e)	5,200	4,454,788
HIVE Blockchain Technologies Ltd. (a)(b)	199,440	392,243
Intuit, Inc.	33,113	18,385,331
Manhattan Associates, Inc. (a)	14,391	1,926,523
Microsoft Corp.	952,225	296,122,924
Salesforce.com, Inc. (a)	97,571	22,697,942
Stripe, Inc. Class B (a)(d)(e)	7,800	282,750
Synopsys, Inc. (a)	35,683	11,079,572
Workday, Inc. Class A (a)	5,443	1,377,133
Zoom Video Communications, Inc. Class A (a)	61,590	9,502,105
		446,491,002
Technology Hardware, Storage & Peripherals - 12.0%
Apple, Inc.	1,626,737	284,321,093
Western Digital Corp. (a)	23,546	1,218,270
		285,539,363

TOTAL INFORMATION TECHNOLOGY		1,058,830,998

REAL ESTATE - 0.1%
Equity Real Estate Investment Trusts (REITs) - 0.1%
Equinix, Inc.	3,846	2,787,965
TOTAL COMMON STOCKS
(Cost $1,880,206,578)		2,338,450,970

Preferred Stocks - 0.4%
Convertible Preferred Stocks - 0.3%
COMMUNICATION SERVICES - 0.3%
Interactive Media & Services - 0.3%
Reddit, Inc.:
Series E (d)(e)	2,900	179,204
Series F (d)(e)	108,712	6,717,793
		6,896,997
CONSUMER DISCRETIONARY - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Discord, Inc. Series I (d)(e)	300	165,187
INFORMATION TECHNOLOGY - 0.0%
IT Services - 0.0%
ByteDance Ltd. Series E1 (a)(d)(e)	8,180	1,216,039
Semiconductors & Semiconductor Equipment - 0.0%
Tenstorrent, Inc. Series C1 (d)(e)	3,400	255,136
Software - 0.0%
Stripe, Inc. Series H (d)(e)	3,000	108,750
TOTAL INFORMATION TECHNOLOGY		1,579,925

TOTAL CONVERTIBLE PREFERRED STOCKS		8,642,109

Nonconvertible Preferred Stocks - 0.1%
CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.1%
Waymo LLC:
Series A2 (a)(d)(e)	2,467	226,278
Series B2 (d)(e)	15,200	1,394,174
		1,620,452
TOTAL PREFERRED STOCKS
(Cost $9,831,000)		10,262,561
	Principal Amount	Value

Preferred Securities - 0.1%
CONSUMER DISCRETIONARY - 0.1%
Internet & Direct Marketing Retail - 0.1%
Circle Internet Financial Ltd. 0% (d)(f)	1,758,000	1,978,077
INFORMATION TECHNOLOGY - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Tenstorrent, Inc. 0% (d)(e)(f)	190,000	190,000
TOTAL PREFERRED SECURITIES
(Cost $1,948,000)		2,168,077
	Shares	Value

Money Market Funds - 2.4%
Fidelity Cash Central Fund 0.08% (g)	26,844,061	26,849,430
Fidelity Securities Lending Cash Central Fund 0.08% (g)(h)	30,251,769	30,254,794
TOTAL MONEY MARKET FUNDS
(Cost $57,104,224)		57,104,224
TOTAL INVESTMENT IN SECURITIES - 101.5%
(Cost $1,949,089,802)		2,407,985,832
NET OTHER ASSETS (LIABILITIES) - (1.5)%		(36,486,003)
NET ASSETS - 100%		$2,371,499,829

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $32,581,903 or 1.4% of net assets.

 (d) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $17,570,198 or 0.7% of net assets.

 (e) Level 3 security

 (f) Security is perpetual in nature with no stated maturity date.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (h) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
ByteDance Ltd. Series E1	11/18/20	$896,317
Circle Internet Financial Ltd. 0%	5/11/21	$1,758,000
Discord, Inc. Series I	9/15/21	$165,187
Epic Games, Inc.	7/13/20 - 3/29/21	$4,292,000
Reddit, Inc. Series E	5/18/21	$123,175
Reddit, Inc. Series F	8/11/21	$6,717,793
Stripe, Inc. Class B	5/18/21	$313,001
Stripe, Inc. Series H	3/15/21	$120,375
Tenstorrent, Inc. Series C1	4/23/21	$202,145
Tenstorrent, Inc. 0%	4/23/21	$190,000
Waymo LLC Series A2	5/8/20	$211,834
Waymo LLC Series B2	6/11/21	$1,394,174
Zomato Ltd.	12/9/20 - 2/5/21	$225,143

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.08%	$7,857,015	$286,138,980	$267,146,565	$2,464	$--	$--	$26,849,430	0.0%
Fidelity Securities Lending Cash Central Fund 0.08%	24,430,254	518,479,309	512,654,769	75,472	--	--	30,254,794	0.1%
Total	$32,287,269	$804,618,289	$779,801,334	$77,936	$--	$--	$57,104,224

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$510,367,769	$502,452,197	$1,018,575	$6,896,997
Consumer Discretionary	375,617,535	333,040,745	40,791,151	1,785,639
Consumer Staples	29,951,977	18,775,837	11,176,140	--
Energy	82,821,394	20,343,895	62,477,499	--
Financials	84,930,812	84,930,812	--	--
Health Care	167,881,220	167,804,675	76,545	--
Industrials	33,943,936	33,943,936	--	--
Information Technology	1,060,410,923	1,054,093,460	--	6,317,463
Real Estate	2,787,965	2,787,965	--	--
Preferred Securities	2,168,077	--	1,978,077	190,000
Money Market Funds	57,104,224	57,104,224	--	--
Total Investments in Securities:	$2,407,985,832	$2,275,277,746	$117,517,987	$15,190,099

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	89.4%
India	2.7%
Cayman Islands	2.7%
Netherlands	2.1%
United Kingdom	1.0%
Others (Individually Less Than 1%)	2.1%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		January 31, 2022 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $31,069,489) — See accompanying schedule: Unaffiliated issuers (cost $1,891,985,578)	$2,350,881,608
Fidelity Central Funds (cost $57,104,224)	57,104,224
Total Investment in Securities (cost $1,949,089,802)		$2,407,985,832
Receivable for investments sold		6,622,084
Receivable for fund shares sold		2,404,214
Dividends receivable		734,016
Distributions receivable from Fidelity Central Funds		8,707
Total assets		2,417,754,853
Liabilities
Payable for investments purchased	$7,993,527
Payable for fund shares redeemed	5,442,886
Accrued management fee	1,031,591
Other payables and accrued expenses	1,531,945
Collateral on securities loaned	30,255,075
Total liabilities		46,255,024
Net Assets		$2,371,499,829
Net Assets consist of:
Paid in capital		$1,859,731,321
Total accumulated earnings (loss)		511,768,508
Net Assets		$2,371,499,829
Net Asset Value, offering price and redemption price per share ($2,371,499,829 ÷ 126,175,265 shares)		$18.80

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended January 31, 2022 (Unaudited)
Investment Income
Dividends		$5,054,580
Income from Fidelity Central Funds (including $75,472 from security lending)		77,936
Total income		5,132,516
Expenses
Management fee	$6,778,871
Independent trustees' fees and expenses	4,734
Interest	1,605
Total expenses before reductions	6,785,210
Expense reductions	(37)
Total expenses after reductions		6,785,173
Net investment income (loss)		(1,652,657)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	82,367,402
Foreign currency transactions	(65,574)
Total net realized gain (loss)		82,301,828
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers (net of increase in deferred foreign taxes of $697,214)	(179,977,942)
Assets and liabilities in foreign currencies	(723)
Total change in net unrealized appreciation (depreciation)		(179,978,665)
Net gain (loss)		(97,676,837)
Net increase (decrease) in net assets resulting from operations		$(99,329,494)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended January 31, 2022 (Unaudited)	Year ended July 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(1,652,657)	$(849,937)
Net realized gain (loss)	82,301,828	115,247,310
Change in net unrealized appreciation (depreciation)	(179,978,665)	450,605,649
Net increase (decrease) in net assets resulting from operations	(99,329,494)	565,003,022
Distributions to shareholders	(102,430,536)	(4,991,250)
Share transactions
Proceeds from sales of shares	325,507,612	1,548,721,347
Reinvestment of distributions	102,430,536	4,991,250
Cost of shares redeemed	(485,237,530)	(509,276,228)
Net increase (decrease) in net assets resulting from share transactions	(57,299,382)	1,044,436,369
Total increase (decrease) in net assets	(259,059,412)	1,604,448,141
Net Assets
Beginning of period	2,630,559,241	1,026,111,100
End of period	$2,371,499,829	$2,630,559,241
Other Information
Shares
Sold	16,078,908	86,429,066
Issued in reinvestment of distributions	4,958,146	329,033
Redeemed	(24,078,214)	(29,368,972)
Net increase (decrease)	(3,041,160)	57,389,127

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity OTC K6 Portfolio

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2022	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$20.36	$14.29	$10.50	$10.00
Income from Investment Operations
Net investment income (loss)B,C	(.01)	(.01)	.02	–D
Net realized and unrealized gain (loss)	(.76)	6.15	3.81	.50
Total from investment operations	(.77)	6.14	3.83	.50
Distributions from net investment income	–	(.01)	(.01)	–
Distributions from net realized gain	(.79)	(.06)	(.02)	–
Total distributions	(.79)	(.07)	(.04)E	–
Net asset value, end of period	$18.80	$20.36	$14.29	$10.50
Total ReturnF,G	(4.10)%	43.11%	36.54%	5.00%
Ratios to Average Net AssetsC,H,I
Expenses before reductions	.50%J	.50%	.50%	.50%J
Expenses net of fee waivers, if any	.50%J	.50%	.50%	.50%J
Expenses net of all reductions	.50%J	.50%	.49%	.50%J
Net investment income (loss)	(.12)%J	(.05)%	.16%	.08%J
Supplemental Data
Net assets, end of period (000 omitted)	$2,371,500	$2,630,559	$1,026,111	$1,050
Portfolio turnover rateK	36%J,L	36%L	102%L	5%M

 A For the period June 13, 2019 (commencement of operations) through July 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D Amount represents less than $.005 per share.

 E Total distributions per share do not sum due to rounding.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 J Annualized

 K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 L Portfolio turnover rate excludes securities received or delivered in-kind.

 M Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended January 31, 2022

1. Organization.

Fidelity OTC K6 Portfolio (the Fund) is a non-diversified fund of Fidelity Securities Fund (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares generally are available only to employer-sponsored retirement plans that are recordkept by Fidelity, or to certain employer-sponsored retirement plans that are not recordkept by Fidelity.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – Unadjusted quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of January 31, 2022 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, redemptions in kind, net operating losses and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$608,945,150
Gross unrealized depreciation	(164,487,762)
Net unrealized appreciation (depreciation)	$444,457,388
Tax cost	$1,963,528,444

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity OTC K6 Portfolio	475,069,680	724,914,255

Unaffiliated Exchanges In-Kind. Shares that were exchanged for investments, including accrued interest and cash, if any, are shown in the table below. The amount of in-kind exchanges is included in share transactions in the accompanying Statement of Changes in Net Assets.

	Shares	Total Proceeds ($)
Fidelity OTC K6 Portfolio	3,409,453	68,930,768

Prior Fiscal Year Unaffiliated Redemptions In-Kind. Shares that were redeemed in-kind for investments, including accrued interest and cash, if any, are shown in the table below; along with realized gain or loss on investments delivered through in-kind redemptions. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss ($)	Total Proceeds ($)
Fidelity OTC K6 Portfolio	4,189,900	33,010,502	73,155,655

Prior Year Unaffiliated Exchanges In-Kind. Shares that were exchanged for investments, including accrued interest and cash, if any, are shown in the table below. The amount of in-kind exchanges is included in share transactions in the accompanying Statement of Changes in Net Assets.

	Shares	Total Proceeds ($)
Fidelity OTC K6 Portfolio	47,775,932	884,784,797

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .50% of average net assets. Under the management contract, the investment adviser or an affiliate pays all other expenses of the Fund, excluding fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity OTC K6 Portfolio	$5,512

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity OTC K6 Portfolio	Borrower	$14,024,615.32%		$1,605

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity OTC K6 Portfolio	38,258,052	67,365,112	9,075,774

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.

7. Security Lending.

Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity OTC K6 Portfolio	$7,568	$14	$–

8. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $37.

9. Other.

A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

10. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2021 to January 31, 2022).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value August 1, 2021	Ending Account Value January 31, 2022	Expenses Paid During Period-B August 1, 2021 to January 31, 2022
Fidelity OTC K6 Portfolio	.50%
Actual		$1,000.00	$959.00	$2.47
Hypothetical-C		$1,000.00	$1,022.68	$2.55

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

OTC-K6-SANN-0422
1.9893896.102

Fidelity® Growth & Income Portfolio

Semi-Annual Report

January 31, 2022

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 if you’re an individual investing directly with Fidelity, call 1-800-835-5092 if you’re a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you’re an advisor or invest through one to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2022 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of COVID-19 emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and corporate earnings. On March 11, 2020, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread. The pandemic prompted a number of measures to limit the spread of COVID-19, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. To help stem the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

In general, the overall impact of the pandemic lessened in 2021, amid a resilient economy and widespread distribution of three COVID-19 vaccines granted emergency use authorization from the U.S. Food and Drug Administration (FDA) early in the year. Still, the situation remains dynamic, and the extent and duration of its influence on financial markets and the economy is highly uncertain, due in part to a recent spike in cases based on highly contagious variants of the coronavirus.

Extreme events such as the COVID-19 crisis are exogenous shocks that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets. Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we continue to take extra steps to be responsive to customer needs. We encourage you to visit us online, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Top Ten Stocks as of January 31, 2022

% of fund's net assets
Microsoft Corp.	6.7
Exxon Mobil Corp.	5.5
Wells Fargo & Co.(a)	5.3
General Electric Co.	5.3
Bank of America Corp.	3.7
Apple, Inc.	3.7
Comcast Corp. Class A(a)	2.6
Altria Group, Inc.	2.5
Qualcomm, Inc.(a)	1.9
Bristol-Myers Squibb Co.(a)	1.8
39.0

 (a) Security or a portion of the security is pledged as collateral for call options written.

Top Five Market Sectors as of January 31, 2022

% of fund's net assets
Information Technology	20.5
Financials	18.8
Industrials	16.5
Health Care	13.6
Energy	10.1

Asset Allocation (% of fund's net assets)

As of January 31, 2022*,**
Stocks	99.3%
Convertible Securities	0.3%
Other Investments	0.1%
Short-Term Investments and Net Other Assets (Liabilities)	0.3%

 * Foreign investments - 13.8%

 ** Written options - (0.0)%

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Schedule of Investments January 31, 2022 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.3%
	Shares	Value (000s)
COMMUNICATION SERVICES - 6.0%
Diversified Telecommunication Services - 0.8%
Cellnex Telecom SA (a)	291,700	$13,227
Elisa Corp. (A Shares)	113,800	6,685
Verizon Communications, Inc.	767,174	40,837
		60,749
Entertainment - 1.9%
Activision Blizzard, Inc.	168,450	13,309
Nintendo Co. Ltd. ADR	365,000	22,302
The Walt Disney Co. (b)	496,190	70,940
Universal Music Group NV	1,695,400	41,858
Warner Music Group Corp. Class A	180,300	7,663
		156,072
Media - 3.3%
Comcast Corp. Class A (c)	4,257,312	212,823
Interpublic Group of Companies, Inc.	1,603,231	56,979
		269,802

TOTAL COMMUNICATION SERVICES		486,623

CONSUMER DISCRETIONARY - 3.3%
Auto Components - 0.6%
BorgWarner, Inc.	1,068,052	46,834
Hotels, Restaurants & Leisure - 0.6%
Churchill Downs, Inc.	85,000	17,876
Marriott International, Inc. Class A (b)	104,723	16,873
Starbucks Corp.	108,360	10,654
		45,403
Household Durables - 0.7%
Sony Group Corp. sponsored ADR	128,714	14,372
Whirlpool Corp.	192,594	40,481
		54,853
Specialty Retail - 1.3%
Lowe's Companies, Inc. (c)	453,314	107,594
Williams-Sonoma, Inc.	11,200	1,798
		109,392
Textiles, Apparel & Luxury Goods - 0.1%
Puma AG	70,254	7,514
Tapestry, Inc.	3,700	140
		7,654

TOTAL CONSUMER DISCRETIONARY		264,136

CONSUMER STAPLES - 6.6%
Beverages - 2.2%
Diageo PLC sponsored ADR	197,411	40,262
Keurig Dr. Pepper, Inc.	1,006,800	38,208
Pernod Ricard SA	62,400	13,347
Remy Cointreau SA	36,314	7,573
The Coca-Cola Co.	1,368,510	83,493
		182,883
Food & Staples Retailing - 0.9%
Alimentation Couche-Tard, Inc. Class A (multi-vtg.)	44,400	1,791
Costco Wholesale Corp.	4,500	2,273
Sysco Corp.	760,336	59,420
Walmart, Inc.	57,300	8,011
		71,495
Food Products - 0.3%
Lamb Weston Holdings, Inc.	338,360	21,726
Household Products - 0.4%
Colgate-Palmolive Co.	62,300	5,137
Kimberly-Clark Corp.	12,500	1,721
Procter & Gamble Co.	10,200	1,637
Spectrum Brands Holdings, Inc.	241,983	21,628
		30,123
Tobacco - 2.8%
Altria Group, Inc.	3,921,167	199,509
Swedish Match Co. AB	3,719,400	28,778
		228,287

TOTAL CONSUMER STAPLES		534,514

ENERGY - 10.0%
Oil, Gas & Consumable Fuels - 10.0%
Canadian Natural Resources Ltd.	569,515	28,970
Cenovus Energy, Inc. (Canada)	6,511,273	94,712
Enterprise Products Partners LP	103,500	2,447
Exxon Mobil Corp.	5,874,599	446,235
Hess Corp. (c)	1,304,064	120,352
Imperial Oil Ltd.	405,526	16,592
Kosmos Energy Ltd. (b)	4,499,975	19,485
Magellan Midstream Partners LP	387,457	18,935
Phillips 66 Co.	284,987	24,164
Tourmaline Oil Corp.	915,900	32,654
		804,546
FINANCIALS - 18.8%
Banks - 13.4%
Bank of America Corp.	6,481,536	299,058
JPMorgan Chase & Co.	522,075	77,580
M&T Bank Corp.	119,194	20,189
PNC Financial Services Group, Inc. (c)	541,901	111,626
Truist Financial Corp.	1,382,432	86,844
U.S. Bancorp	1,053,237	61,288
Wells Fargo & Co. (c)	8,006,770	430,764
		1,087,349
Capital Markets - 3.7%
Ashmore Group PLC	1,225,000	4,696
Brookfield Asset Management, Inc. Class A	300,902	16,580
Intercontinental Exchange, Inc.	12,600	1,596
KKR & Co. LP	505,852	35,996
Morgan Stanley	349,951	35,884
Northern Trust Corp.	797,253	92,992
Raymond James Financial, Inc.	406,570	43,044
S&P Global, Inc.	1,100	457
State Street Corp. (c)	683,591	64,599
		295,844
Consumer Finance - 0.4%
Discover Financial Services	276,268	31,978
Insurance - 0.9%
American Financial Group, Inc.	40,800	5,315
Brookfield Asset Management Reinsurance Partners Ltd.	2,086	117
Chubb Ltd.	120,356	23,744
Marsh & McLennan Companies, Inc.	166,870	25,638
Old Republic International Corp.	213,800	5,480
The Travelers Companies, Inc.	82,627	13,731
		74,025
Thrifts & Mortgage Finance - 0.4%
Essent Group Ltd.	252,223	11,511
Radian Group, Inc.	758,568	16,984
		28,495

TOTAL FINANCIALS		1,517,691

HEALTH CARE - 13.3%
Biotechnology - 0.0%
Intercept Pharmaceuticals, Inc. (b)	230,704	3,781
Health Care Equipment & Supplies - 1.5%
Abbott Laboratories	49,300	6,284
Becton, Dickinson & Co.	102,086	25,944
Boston Scientific Corp. (b)	1,255,096	53,844
GN Store Nord A/S	48,000	2,905
Koninklijke Philips Electronics NV (depositary receipt) (NY Reg.)	698,645	23,251
Sonova Holding AG	24,692	8,796
		121,024
Health Care Providers & Services - 5.7%
Cardinal Health, Inc.	789,011	40,689
Cigna Corp.	372,154	85,767
CVS Health Corp. (c)	1,067,412	113,690
Humana, Inc.	32,900	12,913
McKesson Corp. (c)	366,834	94,174
UnitedHealth Group, Inc.	238,387	112,655
		459,888
Life Sciences Tools & Services - 0.2%
Danaher Corp.	57,203	16,348
Pharmaceuticals - 5.9%
Bayer AG	1,136,335	69,037
Bristol-Myers Squibb Co. (c)	2,216,336	143,818
Eli Lilly & Co.	85,448	20,968
GlaxoSmithKline PLC sponsored ADR	1,998,911	89,591
Johnson & Johnson	625,589	107,783
Sanofi SA sponsored ADR	329,697	17,144
UCB SA	248,600	24,737
Viatris, Inc.	86,400	1,293
		474,371

TOTAL HEALTH CARE		1,075,412

INDUSTRIALS - 16.5%
Aerospace & Defense - 2.7%
Airbus Group NV (b)	254,400	32,485
General Dynamics Corp.	138,461	29,368
Huntington Ingalls Industries, Inc.	103,184	19,316
MTU Aero Engines AG	51,500	10,959
Raytheon Technologies Corp.	189,325	17,075
Safran SA	117,300	14,201
The Boeing Co. (b)	464,100	92,931
		216,335
Air Freight & Logistics - 2.2%
DSV A/S	24,000	4,876
Expeditors International of Washington, Inc.	8,400	962
FedEx Corp.	106,674	26,227
United Parcel Service, Inc. Class B (c)	705,899	142,740
		174,805
Airlines - 0.0%
Copa Holdings SA Class A (b)	30,400	2,541
Building Products - 0.4%
A.O. Smith Corp.	64,800	4,952
Johnson Controls International PLC	387,611	28,168
		33,120
Commercial Services & Supplies - 0.6%
GFL Environmental, Inc.	854,700	28,079
Healthcare Services Group, Inc.	778,598	14,163
HNI Corp.	130,636	5,479
Ritchie Bros. Auctioneers, Inc.	15,600	951
		48,672
Electrical Equipment - 1.1%
Acuity Brands, Inc.	142,015	27,200
Hubbell, Inc. Class B	130,472	24,436
Regal Rexnord Corp.	21,000	3,328
Rockwell Automation, Inc.	19,318	5,587
Vertiv Holdings Co.	1,471,100	30,687
		91,238
Industrial Conglomerates - 5.6%
3M Co.	132,566	22,009
General Electric Co.	4,542,111	429,139
		451,148
Machinery - 1.9%
Allison Transmission Holdings, Inc.	245,786	9,337
Caterpillar, Inc.	39,123	7,886
Cummins, Inc.	54,176	11,966
Donaldson Co., Inc.	597,312	33,246
Epiroc AB (A Shares)	32,700	698
Flowserve Corp.	342,178	11,162
Fortive Corp.	228,788	16,139
Kardex AG	6,600	1,832
Nordson Corp.	99,127	23,051
Otis Worldwide Corp.	87,573	7,481
PACCAR, Inc.	89,500	8,323
Stanley Black & Decker, Inc.	60,218	10,517
Westinghouse Air Brake Tech Co.	136,847	12,166
		153,804
Professional Services - 0.5%
Equifax, Inc.	58,223	13,960
RELX PLC (London Stock Exchange)	898,258	27,631
Robert Half International, Inc.	9,500	1,076
		42,667
Road & Rail - 0.6%
Knight-Swift Transportation Holdings, Inc. Class A	800,409	45,287
Trading Companies & Distributors - 0.8%
Brenntag SE	43,300	3,710
Fastenal Co.	126,376	7,163
MSC Industrial Direct Co., Inc. Class A	7,200	588
Watsco, Inc.	199,391	56,340
		67,801
Transportation Infrastructure - 0.1%
Aena SME SA (a)(b)	43,700	7,061

TOTAL INDUSTRIALS		1,334,479

INFORMATION TECHNOLOGY - 20.5%
Electronic Equipment & Components - 0.3%
CDW Corp.	105,964	20,032
Vontier Corp.	112,200	3,154
		23,186
IT Services - 4.5%
Amadeus IT Holding SA Class A (b)	527,700	36,285
DXC Technology Co. (b)	112,900	3,396
Edenred SA	711,800	30,574
Fidelity National Information Services, Inc.	457,732	54,891
Genpact Ltd.	548,871	27,306
Global Payments, Inc.	118,400	17,746
IBM Corp.	196,242	26,212
MasterCard, Inc. Class A	33,667	13,008
Unisys Corp. (b)	805,430	14,699
Visa, Inc. Class A	622,375	140,763
		364,880
Semiconductors & Semiconductor Equipment - 3.9%
Analog Devices, Inc.	148,108	24,285
Applied Materials, Inc.	139,500	19,276
Intel Corp.	699,316	34,141
Lam Research Corp.	26,730	15,769
Marvell Technology, Inc.	357,600	25,533
NXP Semiconductors NV	208,226	42,778
Qualcomm, Inc. (c)	882,972	155,191
Teradyne, Inc.	22,000	2,583
		319,556
Software - 7.9%
Intuit, Inc.	8,000	4,442
Microsoft Corp.	1,744,182	542,403
Open Text Corp.	165,128	7,903
SAP SE sponsored ADR (d)	570,145	71,388
Temenos Group AG	116,330	13,944
		640,080
Technology Hardware, Storage & Peripherals - 3.9%
Apple, Inc.	1,708,812	298,666
FUJIFILM Holdings Corp.	62,600	4,196
Samsung Electronics Co. Ltd.	162,180	10,086
		312,948

TOTAL INFORMATION TECHNOLOGY		1,660,650

MATERIALS - 2.2%
Chemicals - 0.8%
DuPont de Nemours, Inc.	729,498	55,880
PPG Industries, Inc.	73,722	11,515
		67,395
Metals & Mining - 1.4%
First Quantum Minerals Ltd.	1,244,300	30,649
Freeport-McMoRan, Inc.	1,712,712	63,747
Glencore Xstrata PLC	3,577,900	18,639
		113,035

TOTAL MATERIALS		180,430

REAL ESTATE - 1.1%
Equity Real Estate Investment Trusts (REITs) - 1.1%
American Tower Corp.	135,778	34,148
Equinix, Inc.	1,100	797
Public Storage	2,400	860
Simon Property Group, Inc.	381,560	56,166
		91,971
UTILITIES - 1.0%
Electric Utilities - 0.9%
Duke Energy Corp.	116,721	12,263
Entergy Corp.	134,863	15,074
Exelon Corp.	143,440	8,312
Southern Co.	526,166	36,563
		72,212
Multi-Utilities - 0.1%
Sempra Energy	68,596	9,477

TOTAL UTILITIES		81,689

TOTAL COMMON STOCKS
(Cost $5,104,142)		8,032,141

Convertible Preferred Stocks - 0.2%
HEALTH CARE - 0.2%
Health Care Equipment & Supplies - 0.2%
Becton, Dickinson & Co. 6.50%	154,800	8,162
Boston Scientific Corp. Series A, 5.50%	92,400	10,779
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $16,980)		18,941
	Principal Amount (000s)	Value (000s)

Convertible Bonds - 0.1%
HEALTH CARE - 0.1%
Biotechnology - 0.1%
Intercept Pharmaceuticals, Inc. 2% 5/15/26 (Cost $10,393)	13,148	7,949
	Shares	Value (000s)

Other - 0.1%
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Utica Shale Drilling Program (non-operating revenue interest) (e)(f)(g)
(Cost $18,052)	18,052,449	4,683

Money Market Funds - 0.4%
Fidelity Cash Central Fund 0.08% (h)	9,087,038	9,089
Fidelity Securities Lending Cash Central Fund 0.08% (h)(i)	20,328,817	20,331
TOTAL MONEY MARKET FUNDS
(Cost $29,420)		29,420
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $5,178,987)		8,093,134
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(8,553)
NET ASSETS - 100%		$8,084,581

Written Options
	Counterparty	Number of Contracts	Notional Amount (000s)	Exercise Price	Expiration Date	Value (000s)
Call Options
Bristol-Myers Squibb Co.	Chicago Board Options Exchange	2,238	$14,522	$70.00	3/18/22	$(94)
Comcast Corp. Class A	Chicago Board Options Exchange	2,087	10,433	55.00	3/18/22	(75)
CVS Health Corp.	Chicago Board Options Exchange	1,045	11,130	105.00	3/18/22	(517)
CVS Health Corp.	Chicago Board Options Exchange	1,041	11,088	110.00	3/18/22	(264)
Hess Corp.	Chicago Board Options Exchange	597	5,510	100.00	3/18/22	(176)
Lowe's Companies, Inc.	Chicago Board Options Exchange	448	10,633	260.00	2/18/22	(23)
McKesson Corp.	Chicago Board Options Exchange	374	9,601	240.00	2/18/22	(761)
PNC Financial Services Group, Inc.	Chicago Board Options Exchange	225	4,635	240.00	2/18/22	(3)
Qualcomm, Inc.	Chicago Board Options Exchange	449	7,892	200.00	2/18/22	(63)
Qualcomm, Inc.	Chicago Board Options Exchange	449	7,892	210.00	2/18/22	(28)
State Street Corp.	Chicago Board Options Exchange	671	6,341	110.00	2/18/22	(5)
United Parcel Service, Inc. Class B	Chicago Board Options Exchange	671	13,568	230.00	3/18/22	(96)
Wells Fargo & Co.	Chicago Board Options Exchange	4,017	21,611	60.00	3/18/22	(167)
TOTAL WRITTEN OPTIONS						$(2,272)

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $20,288,000 or 0.3% of net assets.

 (b) Non-income producing

 (c) Security or a portion of the security is pledged as collateral for call options written. At period end, the value of securities pledged amounted to $134,856,000.

 (d) Security or a portion of the security is on loan at period end.

 (e) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (f) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $4,683,000 or 0.1% of net assets.

 (g) Level 3 security

 (h) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (i) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
Utica Shale Drilling Program (non-operating revenue interest)	10/5/16 - 09/1/17	$18,052

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.08%	$13,016	$345,757	$349,684	$11	$--	$--	$9,089	0.0%
Fidelity Securities Lending Cash Central Fund 0.08%	105,352	203,007	288,028	4,152	--	--	20,331	0.1%
Total	$118,368	$548,764	$637,712	$4,163	$--	$--	$29,420

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Communication Services	$486,623	$424,853	$61,770	$--
Consumer Discretionary	264,136	256,622	7,514	--
Consumer Staples	534,514	484,816	49,698	--
Energy	804,546	804,546	--	--
Financials	1,517,691	1,512,995	4,696	--
Health Care	1,094,353	969,937	124,416	--
Industrials	1,334,479	1,231,026	103,453	--
Information Technology	1,660,650	1,565,565	95,085	--
Materials	180,430	161,791	18,639	--
Real Estate	91,971	91,971	--	--
Utilities	81,689	81,689	--	--
Corporate Bonds	7,949	--	7,949	--
Other	4,683	--	--	4,683
Money Market Funds	29,420	29,420	--	--
Total Investments in Securities:	$8,093,134	$7,615,231	$473,220	$4,683
Derivative Instruments:
Liabilities
Written Options	$(2,272)	$(2,272)	$--	$--
Total Liabilities	$(2,272)	$(2,272)	$--	$--
Total Derivative Instruments:	$(2,272)	$(2,272)	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of January 31, 2022. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
(Amounts in thousands)
Equity Risk
Written Options(a)	$0	$(2,272)
Total Equity Risk	0	(2,272)
Total Value of Derivatives	$0	$(2,272)

 (a) Gross value is presented in the Statement of Assets and Liabilities in the written options, at value line-item.

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	86.2%
Canada	3.2%
Germany	2.0%
United Kingdom	2.0%
Netherlands	1.7%
France	1.0%
Others (Individually Less Than 1%)	3.9%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		January 31, 2022 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $20,447) — See accompanying schedule: Unaffiliated issuers (cost $5,149,567)	$8,063,714
Fidelity Central Funds (cost $29,420)	29,420
Total Investment in Securities (cost $5,178,987)		$8,093,134
Cash		25
Restricted cash		339
Receivable for investments sold		4,368
Receivable for fund shares sold		16,134
Dividends receivable		6,679
Interest receivable		56
Distributions receivable from Fidelity Central Funds		4
Prepaid expenses		7
Other receivables		456
Total assets		8,121,202
Liabilities
Payable for investments purchased	$6,025
Payable for fund shares redeemed	3,672
Accrued management fee	2,900
Written options, at value (premium received $2,919)	2,272
Other affiliated payables	884
Other payables and accrued expenses	537
Collateral on securities loaned	20,331
Total liabilities		36,621
Net Assets		$8,084,581
Net Assets consist of:
Paid in capital		$5,129,929
Total accumulated earnings (loss)		2,954,652
Net Assets		$8,084,581
Net Asset Value and Maximum Offering Price
Growth and Income:
Net Asset Value, offering price and redemption price per share ($7,722,966 ÷ 148,224 shares)		$52.10
Class K:
Net Asset Value, offering price and redemption price per share ($361,615 ÷ 6,948 shares)		$52.05

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended January 31, 2022 (Unaudited)
Investment Income
Dividends		$73,396
Non-Cash dividends		49,377
Interest		395
Income from Fidelity Central Funds (including $4,152 from security lending)		4,163
Total income		127,331
Expenses
Management fee	$17,013
Transfer agent fees	4,719
Accounting fees	603
Custodian fees and expenses	77
Independent trustees' fees and expenses	14
Registration fees	54
Audit	45
Legal	7
Interest	3
Miscellaneous	16
Total expenses before reductions	22,551
Expense reductions	(121)
Total expenses after reductions		22,430
Net investment income (loss)		104,901
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	145,995
Foreign currency transactions	13
Written options	3,581
Total net realized gain (loss)		149,589
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	198,153
Assets and liabilities in foreign currencies	(64)
Written options	(1,247)
Total change in net unrealized appreciation (depreciation)		196,842
Net gain (loss)		346,431
Net increase (decrease) in net assets resulting from operations		$451,332

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended January 31, 2022 (Unaudited)	Year ended July 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$104,901	$129,001
Net realized gain (loss)	149,589	282,937
Change in net unrealized appreciation (depreciation)	196,842	2,126,751
Net increase (decrease) in net assets resulting from operations	451,332	2,538,689
Distributions to shareholders	(424,407)	(256,518)
Share transactions - net increase (decrease)	(11,488)	(684,045)
Total increase (decrease) in net assets	15,437	1,598,126
Net Assets
Beginning of period	8,069,144	6,471,018
End of period	$8,084,581	$8,069,144

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Growth & Income Portfolio

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$51.87	$38.15	$38.98	$39.34	$35.31	$30.48
Income from Investment Operations
Net investment income (loss)A,B	.67C	.78	.83	.87	.65	.61
Net realized and unrealized gain (loss)	2.29	14.49	(.37)	(.05)D	4.12	4.68
Total from investment operations	2.96	15.27	.46	.82	4.77	5.29
Distributions from net investment income	(.68)	(.79)	(.84)	(.77)	(.74)	(.46)
Distributions from net realized gain	(2.05)	(.75)	(.46)	(.42)	–	–
Total distributions	(2.73)	(1.55)E	(1.29)E	(1.18)E	(.74)	(.46)
Net asset value, end of period	$52.10	$51.87	$38.15	$38.98	$39.34	$35.31
Total ReturnF,G	5.95%	41.01%	1.27%	2.26%D	13.66%	17.48%
Ratios to Average Net AssetsB,H,I
Expenses before reductions	.57%J	.58%	.60%	.61%	.61%	.63%
Expenses net of fee waivers, if any	.57%J	.58%	.60%	.61%	.61%	.63%
Expenses net of all reductions	.57%J	.58%	.60%	.61%	.61%	.63%
Net investment income (loss)	1.99%C,J	1.71%	2.18%	2.31%	1.76%	1.84%
Supplemental Data
Net assets, end of period (in millions)	$7,723	$7,219	$5,451	$5,927	$6,280	$6,356
Portfolio turnover rateK	14%J	16%	32%	36%	38%	37%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.32 per share. Such dividends are not annualized in the ratio of net investment income (loss) to average net assets. Excluding such non-recurring dividend(s) the ratio of net investment income (loss) to average net assets would have been 1.38%.

 D Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.05 per share. Excluding these litigation proceeds, the total return would have been 2.14%

 E Total distributions per share do not sum due to rounding.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 J Annualized

 K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Growth & Income Portfolio Class K

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$51.82	$38.11	$38.94	$39.31	$35.28	$30.46
Income from Investment Operations
Net investment income (loss)A,B	.70C	.81	.86	.91	.69	.65
Net realized and unrealized gain (loss)	2.28	14.48	(.35)	(.06)D	4.12	4.67
Total from investment operations	2.98	15.29	.51	.85	4.81	5.32
Distributions from net investment income	(.70)	(.83)	(.88)	(.81)	(.78)	(.50)
Distributions from net realized gain	(2.05)	(.75)	(.46)	(.42)	–	–
Total distributions	(2.75)	(1.58)	(1.34)	(1.22)E	(.78)	(.50)
Net asset value, end of period	$52.05	$51.82	$38.11	$38.94	$39.31	$35.28
Total ReturnF,G	6.00%	41.15%	1.39%	2.35%D	13.79%	17.60%
Ratios to Average Net AssetsB,H,I
Expenses before reductions	.48%J	.49%	.50%	.51%	.51%	.52%
Expenses net of fee waivers, if any	.48%J	.49%	.50%	.51%	.51%	.52%
Expenses net of all reductions	.48%J	.49%	.50%	.50%	.50%	.52%
Net investment income (loss)	2.08%C,J	1.80%	2.28%	2.41%	1.86%	1.95%
Supplemental Data
Net assets, end of period (in millions)	$362	$850	$1,020	$497	$591	$890
Portfolio turnover rateK	14%J	16%	32%	36%	38%	37%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.32 per share. Such dividends are not annualized in the ratio of net investment income (loss) to average net assets. Excluding such non-recurring dividend(s) the ratio of net investment income (loss) to average net assets would have been 1.46%.

 D Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.05 per share. Excluding these litigation proceeds, the total return would have been 2.23%

 E Total distributions per share do not sum due to rounding.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 J Annualized

 K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended January 31, 2022
(Amounts in thousands except percentages)

1. Organization.

Fidelity Growth & Income Portfolio (the Fund) is a fund of Fidelity Securities Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Growth & Income and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – Unadjusted quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of January 31, 2022 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Large, non-recurring dividends recognized by the Fund are presented separately on the Statement of Operations in "Non-cash dividends" and the impact of these dividends is presented in the Financial Highlights. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Fidelity Growth & Income Portfolio	$456

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, partnerships, passive foreign investment companies (PFIC), deferred Trustee compensation, and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$3,093,137
Gross unrealized depreciation	(192,873)
Net unrealized appreciation (depreciation)	$2,900,264
Tax cost	$5,193,517

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

Consolidated Subsidiary. The Funds included in the table below hold certain investments through a wholly-owned subsidiary ("Subsidiary"), which may be subject to federal and state taxes upon disposition.

As of period end, investments in Subsidiaries were as follows:

	$ Amount	% of Net Assets
Fidelity Growth & Income Portfolio	5,022.06

The financial statements have been consolidated to include the Subsidiary accounts where applicable. Accordingly, all inter-company transactions and balances have been eliminated.

At period end, any estimated tax liability for these investments is presented as "Deferred taxes" in the Statement of Assets and Liabilities and included in "Change in net unrealized appreciation (depreciation) on investment securities" in the Statement of Operations. The tax liability incurred may differ materially depending on conditions when these investments are disposed. Any cash held by a Subsidiary is restricted as to its use and is presented as "Restricted cash" in the Statement of Assets and Liabilities, if applicable.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including options. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded options may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date.

The Fund used exchange-traded written covered call options to manage its exposure to the market. When the Fund writes a covered call option, the Fund holds the underlying instrument which must be delivered to the holder upon the exercise of the option.

Upon entering into a written options contract, the Fund will receive a premium. Premiums received are reflected as a liability on the Statement of Assets and Liabilities. Options are valued daily and any unrealized appreciation (depreciation) is reflected on the Statement of Assets and Liabilities. When a written option is exercised, the premium is added to the proceeds from the sale of the underlying instrument in determining the gain or loss realized on that investment. When an option is closed the Fund will realize a gain or loss depending on whether the proceeds or amount paid for the closing sale transaction are greater or less than the premium received. When an option expires, gains and losses are realized to the extent of premiums received. The net realized gain (loss) on closed and expired written options and the change in net unrealized appreciation (depreciation) on written options are presented in the Statement of Operations.

Writing call options tends to decrease exposure to the underlying instrument and risk of loss is the change in value in excess of the premium received.

Any open options at period end are presented in the Schedule of Investments under the caption "Written Options" and are representative of volume of activity during the period.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Growth & Income Portfolio	560,245	895,092

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .22% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .42% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Growth & Income, except for Class K. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Growth and Income	$4,594.12
Class K	125.04
	$4,719

 (a) Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Growth & Income Portfolio	.02

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Growth & Income Portfolio	$10

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity Growth & Income Portfolio	Borrower	$47,135.32%		$3

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Growth & Income Portfolio	49,337	60,130	12,691

Other. During the period, the investment adviser reimbursed the Fund for certain losses as follows:

Amount ($)
Fidelity Growth & Income Portfolio	558

7. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
Fidelity Growth & Income Portfolio	$6

8. Security Lending.

Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Growth & Income Portfolio	$187	$–	$–

9. Expense Reductions.

During the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $121.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2022	Year ended July 31, 2021
Fidelity Growth & Income Portfolio
Distributions to shareholders
Growth and Income	$385,353	$217,556
Class K	39,054	38,962
Total	$424,407	$256,518

11. Share Transactions.

Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended January 31, 2022	Year ended July 31, 2021	Six months ended January 31, 2022	Year ended July 31, 2021
Fidelity Growth & Income Portfolio
Growth and Income
Shares sold	8,901	6,082	$460,970	$285,882
Reinvestment of distributions	7,179	4,876	363,277	205,315
Shares redeemed	(7,039)	(14,649)	(361,421)	(650,432)
Net increase (decrease)	9,041	(3,691)	$462,826	$(159,235)
Class K
Shares sold	858	4,151	$44,707	$182,762
Reinvestment of distributions	772	937	39,054	38,962
Shares redeemed	(11,088)	(15,439)	(558,075)	(746,534)
Net increase (decrease)	(9,458)	(10,351)	$(474,314)	$(524,810)

12. Other.

A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

13. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2021 to January 31, 2022).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value August 1, 2021	Ending Account Value January 31, 2022	Expenses Paid During Period-B August 1, 2021 to January 31, 2022
Fidelity Growth & Income Portfolio
Growth and Income	.57%
Actual		$1,000.00	$1,059.50	$2.96
Hypothetical-C		$1,000.00	$1,022.33	$2.91
Class K	.48%
Actual		$1,000.00	$1,060.00	$2.49
Hypothetical-C		$1,000.00	$1,022.79	$2.45

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

GAI-SANN-0422
1.700483.125

Fidelity® Leveraged Company Stock Fund

Semi-Annual Report

January 31, 2022

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 if you’re an individual investing directly with Fidelity, call 1-800-835-5092 if you’re a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you’re an advisor or invest through one to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2022 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of COVID-19 emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and corporate earnings. On March 11, 2020, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread. The pandemic prompted a number of measures to limit the spread of COVID-19, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. To help stem the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

In general, the overall impact of the pandemic lessened in 2021, amid a resilient economy and widespread distribution of three COVID-19 vaccines granted emergency use authorization from the U.S. Food and Drug Administration (FDA) early in the year. Still, the situation remains dynamic, and the extent and duration of its influence on financial markets and the economy is highly uncertain, due in part to a recent spike in cases based on highly contagious variants of the coronavirus.

Extreme events such as the COVID-19 crisis are exogenous shocks that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets. Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we continue to take extra steps to be responsive to customer needs. We encourage you to visit us online, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Top Ten Stocks as of January 31, 2022

% of fund's net assets
Alphabet, Inc. Class A	4.0
Caesars Entertainment, Inc.	4.0
IQVIA Holdings, Inc.	3.5
JBS SA	3.1
Adobe, Inc.	3.0
Lam Research Corp.	2.9
Meta Platforms, Inc. Class A	2.9
Microsoft Corp.	2.9
Boyd Gaming Corp.	2.8
Thermo Fisher Scientific, Inc.	2.7
31.8

Top Five Market Sectors as of January 31, 2022

% of fund's net assets
Information Technology	27.2
Consumer Discretionary	19.6
Health Care	12.5
Communication Services	10.6
Materials	7.1

Asset Allocation (% of fund's net assets)

As of January 31, 2022*
Stocks	98.2%
Short-Term Investments and Net Other Assets (Liabilities)	1.8%

 * Foreign investments - 6.0%

Schedule of Investments January 31, 2022 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.2%
	Shares	Value (000s)
COMMUNICATION SERVICES - 10.6%
Interactive Media & Services - 7.2%
Alphabet, Inc. Class A (a)	38,800	$104,993
Cars.com, Inc. (a)	497,300	7,748
Meta Platforms, Inc. Class A (a)	240,300	75,276
		188,017
Media - 2.6%
Nexstar Broadcasting Group, Inc. Class A	409,098	67,657
Wireless Telecommunication Services - 0.8%
T-Mobile U.S., Inc. (a)	182,500	19,741

TOTAL COMMUNICATION SERVICES		275,415

CONSUMER DISCRETIONARY - 19.6%
Automobiles - 3.2%
Ford Motor Co.	787,900	15,994
Tesla, Inc. (a)	73,100	68,474
		84,468
Hotels, Restaurants & Leisure - 7.0%
Airbnb, Inc. Class A (a)	7,700	1,186
Boyd Gaming Corp.	1,200,900	71,406
Caesars Entertainment, Inc. (a)	1,369,780	104,295
Studio City International Holdings Ltd. ADR (a)	695,700	3,931
		180,818
Household Durables - 4.1%
Lennar Corp. Class A	137,000	13,167
PulteGroup, Inc.	380,600	20,054
Tempur Sealy International, Inc.	1,526,200	60,758
Whirlpool Corp.	55,774	11,723
		105,702
Internet & Direct Marketing Retail - 0.9%
Amazon.com, Inc. (a)	3,400	10,171
eBay, Inc.	209,000	12,555
		22,726
Specialty Retail - 3.4%
Bath & Body Works, Inc.	192,600	10,799
Lowe's Companies, Inc.	192,100	45,595
RH (a)	22,900	9,225
Victoria's Secret & Co. (a)	64,200	3,584
Williams-Sonoma, Inc. (b)	114,700	18,414
		87,617
Textiles, Apparel & Luxury Goods - 1.0%
PVH Corp.	134,900	12,817
Tapestry, Inc.	341,500	12,960
		25,777

TOTAL CONSUMER DISCRETIONARY		507,108

CONSUMER STAPLES - 5.2%
Food & Staples Retailing - 0.7%
BJ's Wholesale Club Holdings, Inc. (a)	285,000	17,519
Food Products - 4.5%
Darling Ingredients, Inc. (a)	586,083	37,375
JBS SA	12,172,900	80,440
		117,815

TOTAL CONSUMER STAPLES		135,334

ENERGY - 3.7%
Oil, Gas & Consumable Fuels - 3.7%
Antero Resources Corp. (a)	829,200	16,194
Cheniere Energy, Inc.	313,000	35,025
Chesapeake Energy Corp. (b)	336,500	22,939
Denbury, Inc. (a)	285,900	21,483
		95,641
FINANCIALS - 4.8%
Banks - 2.3%
Bank of America Corp.	652,399	30,102
JPMorgan Chase & Co.	199,700	29,675
		59,777
Consumer Finance - 1.5%
OneMain Holdings, Inc.	760,200	39,272
Insurance - 1.0%
Arthur J. Gallagher & Co.	156,900	24,781

TOTAL FINANCIALS		123,830

HEALTH CARE - 12.5%
Biotechnology - 0.6%
Regeneron Pharmaceuticals, Inc. (a)	25,000	15,215
Health Care Providers & Services - 4.5%
HCA Holdings, Inc.	114,900	27,582
Humana, Inc.	90,400	35,482
UnitedHealth Group, Inc.	110,900	52,408
		115,472
Life Sciences Tools & Services - 6.9%
Charles River Laboratories International, Inc. (a)	58,900	19,423
IQVIA Holdings, Inc. (a)	370,100	90,637
Thermo Fisher Scientific, Inc.	119,900	69,698
		179,758
Pharmaceuticals - 0.5%
Bristol-Myers Squibb Co.	208,000	13,497

TOTAL HEALTH CARE		323,942

INDUSTRIALS - 4.7%
Air Freight & Logistics - 0.3%
GXO Logistics, Inc. (a)	111,600	9,063
Airlines - 0.3%
Air Canada (a)(b)	441,800	7,945
Building Products - 1.6%
Builders FirstSource, Inc. (a)	416,300	28,304
Carrier Global Corp.	258,900	12,344
		40,648
Electrical Equipment - 0.0%
Array Technologies, Inc. (a)	45,100	475
Machinery - 0.3%
Allison Transmission Holdings, Inc.	223,600	8,495
Marine - 0.0%
Genco Shipping & Trading Ltd.	831	13
Professional Services - 0.7%
ASGN, Inc. (a)	162,500	18,666
Road & Rail - 0.3%
XPO Logistics, Inc. (a)	111,600	7,385
Trading Companies & Distributors - 1.2%
United Rentals, Inc. (a)	93,200	29,835

TOTAL INDUSTRIALS		122,525

INFORMATION TECHNOLOGY - 27.2%
Electronic Equipment & Components - 3.1%
CDW Corp.	138,400	26,165
Zebra Technologies Corp. Class A (a)	107,800	54,883
		81,048
IT Services - 6.1%
EPAM Systems, Inc. (a)	77,300	36,806
Global Payments, Inc.	357,200	53,537
PayPal Holdings, Inc. (a)	261,000	44,876
Visa, Inc. Class A	96,300	21,780
		156,999
Semiconductors & Semiconductor Equipment - 9.2%
Lam Research Corp.	127,700	75,333
Marvell Technology, Inc.	502,700	35,893
Microchip Technology, Inc.	509,000	39,437
NVIDIA Corp.	100,100	24,510
NXP Semiconductors NV	96,000	19,722
onsemi (a)	723,500	42,687
		237,582
Software - 8.8%
Adobe, Inc. (a)	144,400	77,153
Microsoft Corp.	240,900	74,915
Palo Alto Networks, Inc. (a)	81,400	42,116
SS&C Technologies Holdings, Inc.	438,297	35,007
		229,191

TOTAL INFORMATION TECHNOLOGY		704,820

MATERIALS - 7.1%
Chemicals - 3.3%
CF Industries Holdings, Inc.	574,500	39,566
The Chemours Co. LLC	1,387,728	45,393
		84,959
Containers & Packaging - 2.2%
Berry Global Group, Inc. (a)	407,300	27,460
WestRock Co.	659,700	30,452
		57,912
Metals & Mining - 1.6%
First Quantum Minerals Ltd.	1,634,200	40,252

TOTAL MATERIALS		183,123

UTILITIES - 2.8%
Electric Utilities - 2.8%
NRG Energy, Inc.	805,800	32,176
PG&E Corp. (a)	3,118,902	39,891
		72,067
TOTAL COMMON STOCKS
(Cost $1,374,585)		2,543,805

Money Market Funds - 3.4%
Fidelity Cash Central Fund 0.08% (c)	51,961,503	51,972
Fidelity Securities Lending Cash Central Fund 0.08% (c)(d)	35,690,381	35,694
TOTAL MONEY MARKET FUNDS
(Cost $87,663)		87,666
TOTAL INVESTMENT IN SECURITIES - 101.6%
(Cost $1,462,248)		2,631,471
NET OTHER ASSETS (LIABILITIES) - (1.6)%		(42,362)
NET ASSETS - 100%		$2,589,109

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.08%	$81,374	$311,814	$341,216	$28	$--	$--	$51,972	0.1%
Fidelity Securities Lending Cash Central Fund 0.08%	12,633	198,950	175,889	8	--	--	35,694	0.1%
Total	$94,007	$510,764	$517,105	$36	$--	$--	$87,666

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Communication Services	$275,415	$275,415	$--	$--
Consumer Discretionary	507,108	507,108	--	--
Consumer Staples	135,334	135,334	--	--
Energy	95,641	95,641	--	--
Financials	123,830	123,830	--	--
Health Care	323,942	323,942	--	--
Industrials	122,525	122,525	--	--
Information Technology	704,820	704,820	--	--
Materials	183,123	183,123	--	--
Utilities	72,067	72,067	--	--
Money Market Funds	87,666	87,666	--	--
Total Investments in Securities:	$2,631,471	$2,631,471	$--	$--

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		January 31, 2022 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $34,988) — See accompanying schedule: Unaffiliated issuers (cost $1,374,585)	$2,543,805
Fidelity Central Funds (cost $87,663)	87,666
Total Investment in Securities (cost $1,462,248)		$2,631,471
Receivable for investments sold		22,659
Receivable for fund shares sold		638
Dividends receivable		900
Distributions receivable from Fidelity Central Funds		8
Prepaid expenses		2
Total assets		2,655,678
Liabilities
Payable for investments purchased	$21,627
Payable for fund shares redeemed	7,561
Accrued management fee	1,312
Other affiliated payables	338
Other payables and accrued expenses	37
Collateral on securities loaned	35,694
Total liabilities		66,569
Net Assets		$2,589,109
Net Assets consist of:
Paid in capital		$1,301,108
Total accumulated earnings (loss)		1,288,001
Net Assets		$2,589,109
Net Asset Value and Maximum Offering Price
Leveraged Company Stock:
Net Asset Value, offering price and redemption price per share ($2,267,052 ÷ 51,666 shares)		$43.88
Class K:
Net Asset Value, offering price and redemption price per share ($322,057 ÷ 7,309 shares)		$44.06

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended January 31, 2022 (Unaudited)
Investment Income
Dividends		$15,469
Income from Fidelity Central Funds (including $8 from security lending)		36
Total income		15,505
Expenses
Management fee	$8,331
Transfer agent fees	1,655
Accounting fees	428
Custodian fees and expenses	32
Independent trustees' fees and expenses	5
Registration fees	38
Audit	32
Legal	3
Miscellaneous	7
Total expenses before reductions	10,531
Expense reductions	(44)
Total expenses after reductions		10,487
Net investment income (loss)		5,018
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	213,008
Foreign currency transactions	(62)
Total net realized gain (loss)		212,946
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(250,264)
Assets and liabilities in foreign currencies	(2)
Total change in net unrealized appreciation (depreciation)		(250,266)
Net gain (loss)		(37,320)
Net increase (decrease) in net assets resulting from operations		$(32,302)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended January 31, 2022 (Unaudited)	Year ended July 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$5,018	$1,874
Net realized gain (loss)	212,946	206,382
Change in net unrealized appreciation (depreciation)	(250,266)	856,332
Net increase (decrease) in net assets resulting from operations	(32,302)	1,064,588
Distributions to shareholders	(239,412)	(3,020)
Share transactions - net increase (decrease)	(34,920)	(81,410)
Total increase (decrease) in net assets	(306,634)	980,158
Net Assets
Beginning of period	2,895,743	1,915,585
End of period	$2,589,109	$2,895,743

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Leveraged Company Stock Fund

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$48.37	$30.88	$29.94	$34.31	$37.25	$40.68
Income from Investment Operations
Net investment income (loss)A,B	.08	.03C	.08D	(.02)	.02	.19
Net realized and unrealized gain (loss)	(.57)	17.50	.89	.42	3.42E	5.53
Total from investment operations	(.49)	17.53	.97	.40	3.44	5.72
Distributions from net investment income	(.12)	(.04)	(.03)	–	(.07)	(.37)
Distributions from net realized gain	(3.89)	–	–	(4.77)	(6.32)	(8.78)
Total distributions	(4.00)F	(.04)	(.03)	(4.77)	(6.38)F	(9.15)
Redemption fees added to paid in capitalA	–	–	–	–	–	–G
Net asset value, end of period	$43.88	$48.37	$30.88	$29.94	$34.31	$37.25
Total ReturnH,I	(1.34)%	56.84%	3.24%	1.93%	10.91%E	17.45%
Ratios to Average Net AssetsB,J,K
Expenses before reductions	.74%L	.75%	.78%	.78%	.78%	.80%
Expenses net of fee waivers, if any	.73%L	.75%	.78%	.78%	.78%	.79%
Expenses net of all reductions	.73%L	.75%	.77%	.78%	.77%	.78%
Net investment income (loss)	.34%L	.06%C	.27%D	(.06)%	.07%	.51%
Supplemental Data
Net assets, end of period (in millions)	$2,267	$2,534	$1,631	$1,945	$2,372	$2,644
Portfolio turnover rateM	22%L	15%	31%	53%	67%	100%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.05 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.05) %.

 D Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.03 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .16%. These amounts have been revised from previously reported amounts of $.08 per share and 1.03%.

 E Amount includes a reimbursement from the investment adviser for an operational error which amounted to less than $.06 per share. Excluding this reimbursement, the total return would have been 10.73%.

 F Total distributions per share do not sum due to rounding.

 G Amount represents less than $.005 per share.

 H Total returns for periods of less than one year are not annualized.

 I Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 J Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 L Annualized

 M Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Leveraged Company Stock Fund Class K

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$48.58	$31.01	$30.04	$34.40	$37.34	$40.76
Income from Investment Operations
Net investment income (loss)A,B	.10	.06C	.11D	.01	.06	.23
Net realized and unrealized gain (loss)	(.58)	17.59	.91	.42	3.42E	5.55
Total from investment operations	(.48)	17.65	1.02	.43	3.48	5.78
Distributions from net investment income	(.16)	(.08)	(.05)	–	(.11)	(.42)
Distributions from net realized gain	(3.89)	–	–	(4.79)	(6.32)	(8.78)
Total distributions	(4.04)F	(.08)	(.05)	(4.79)	(6.42)F	(9.20)
Redemption fees added to paid in capitalA	–	–	–	–	–	–G
Net asset value, end of period	$44.06	$48.58	$31.01	$30.04	$34.40	$37.34
Total ReturnH,I	(1.32)%	57.00%	3.38%	2.03%	11.01%E	17.60%
Ratios to Average Net AssetsB,J,K
Expenses before reductions	.65%L	.66%	.67%	.67%	.67%	.68%
Expenses net of fee waivers, if any	.65%L	.66%	.67%	.67%	.67%	.68%
Expenses net of all reductions	.65%L	.66%	.66%	.67%	.66%	.67%
Net investment income (loss)	.42%L	.15%C	.38%D	.05%	.18%	.63%
Supplemental Data
Net assets, end of period (in millions)	$322	$362	$285	$347	$431	$489
Portfolio turnover rateM	22%L	15%	31%	53%	67%	100%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.05 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .05%.

 D Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.03 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .27%. These amounts have been revised from previously reported amounts of $.08 per share and 1.17%.

 E Amount includes a reimbursement from the investment adviser for an operational error which amounted to less than $.06 per share. Excluding this reimbursement, the total return would have been 10.83%.

 F Total distributions per share do not sum due to rounding.

 G Amount represents less than $.005 per share.

 H Total returns for periods of less than one year are not annualized.

 I Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 J Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 L Annualized

 M Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended January 31, 2022
(Amounts in thousands except percentages)

1. Organization.

Fidelity Leveraged Company Stock Fund (the Fund) is a fund of Fidelity Securities Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Leveraged Company Stock and Class K Shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – Unadjusted quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of January 31, 2022 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$1,206,100
Gross unrealized depreciation	(37,373)
Net unrealized appreciation (depreciation)	$1,168,727
Tax cost	$1,462,744

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Leveraged Company Stock Fund	306,265	541,057

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .35% of the Fund's average net assets and an annualized group fee rate that averaged .22% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .57% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Leveraged Company Stock, except for Class K. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Leveraged Company Stock	$1,584.12
Class K	71.04
	$1,655

 (a) Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Leveraged Company Stock Fund	.03

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Leveraged Company Stock Fund	$6

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Leveraged Company Stock Fund	30,639	43,181	27,055

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
Fidelity Leveraged Company Stock Fund	$2

7. Security Lending.

Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Leveraged Company Stock Fund	$1	$–	$–

8. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses and the amount represents less than five hundred dollars.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $44.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2022	Year ended July 31, 2021
Fidelity Leveraged Company Stock Fund
Distributions to shareholders
Leveraged Company Stock	$209,842	$2,357
Class K	29,570	663
Total	$239,412	$3,020

10. Share Transactions.

Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended January 31, 2022	Year ended July 31, 2021	Six months ended January 31, 2022	Year ended July 31, 2021
Fidelity Leveraged Company Stock Fund
Leveraged Company Stock
Shares sold	1,318	7,227	$61,706	$292,008
Reinvestment of distributions	4,268	65	199,178	2,241
Shares redeemed	(6,301)	(7,729)	(288,462)	(312,433)
Net increase (decrease)	(715)	(437)	$(27,578)	$(18,184)
Class K
Shares sold	344	1,225	$16,434	$52,765
Reinvestment of distributions	631	19	29,570	663
Shares redeemed	(1,118)	(2,968)	(53,346)	(116,654)
Net increase (decrease)	(143)	(1,724)	$(7,342)	$(63,226)

11. Other.

A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

12. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2021 to January 31, 2022).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value August 1, 2021	Ending Account Value January 31, 2022	Expenses Paid During Period-B August 1, 2021 to January 31, 2022
Fidelity Leveraged Company Stock Fund
Leveraged Company Stock	.73%
Actual		$1,000.00	$986.60	$3.66
Hypothetical-C		$1,000.00	$1,021.53	$3.72
Class K	.65%
Actual		$1,000.00	$986.80	$3.26
Hypothetical-C		$1,000.00	$1,021.93	$3.31

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

LSF-SANN-0422
1.753758.122

Fidelity® Dividend Growth Fund

Semi-Annual Report

January 31, 2022

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 if you’re an individual investing directly with Fidelity, call 1-800-835-5092 if you’re a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you’re an advisor or invest through one to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2022 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of COVID-19 emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and corporate earnings. On March 11, 2020, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread. The pandemic prompted a number of measures to limit the spread of COVID-19, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. To help stem the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

In general, the overall impact of the pandemic lessened in 2021, amid a resilient economy and widespread distribution of three COVID-19 vaccines granted emergency use authorization from the U.S. Food and Drug Administration (FDA) early in the year. Still, the situation remains dynamic, and the extent and duration of its influence on financial markets and the economy is highly uncertain, due in part to a recent spike in cases based on highly contagious variants of the coronavirus.

Extreme events such as the COVID-19 crisis are exogenous shocks that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets. Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we continue to take extra steps to be responsive to customer needs. We encourage you to visit us online, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Top Ten Stocks as of January 31, 2022

% of fund's net assets
Microsoft Corp.	8.0
Apple, Inc.	3.3
Visa, Inc. Class A	2.1
UnitedHealth Group, Inc.	1.8
General Electric Co.	1.8
Bristol-Myers Squibb Co.	1.5
Dollar General Corp.	1.5
Wells Fargo & Co.	1.4
Intercontinental Exchange, Inc.	1.4
Verizon Communications, Inc.	1.3
24.1

Top Five Market Sectors as of January 31, 2022

% of fund's net assets
Information Technology	26.5
Health Care	12.3
Industrials	11.3
Consumer Discretionary	10.7
Communication Services	8.1

Asset Allocation (% of fund's net assets)

As of January 31, 2022*
Stocks	98.9%
Short-Term Investments and Net Other Assets (Liabilities)	1.1%

 * Foreign investments - 17.6%

Schedule of Investments January 31, 2022 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.9%
	Shares	Value (000s)
COMMUNICATION SERVICES - 8.1%
Diversified Telecommunication Services - 2.5%
Cellnex Telecom SA (a)	969,500	$43,963
Deutsche Telekom AG	1,620,300	30,590
Verizon Communications, Inc.	1,684,600	89,671
		164,224
Entertainment - 2.1%
Activision Blizzard, Inc.	692,600	54,722
Electronic Arts, Inc.	291,000	38,604
The Walt Disney Co. (b)	325,700	46,565
		139,891
Interactive Media & Services - 2.3%
Alphabet, Inc. Class A (b)	28,300	76,582
Meta Platforms, Inc. Class A (b)	234,800	73,553
		150,135
Media - 1.2%
Comcast Corp. Class A	1,655,892	82,778

TOTAL COMMUNICATION SERVICES		537,028

CONSUMER DISCRETIONARY - 10.7%
Automobiles - 0.3%
General Motors Co. (b)	416,900	21,983
Hotels, Restaurants & Leisure - 3.0%
Aristocrat Leisure Ltd.	155,317	4,502
Churchill Downs, Inc.	263,300	55,372
Domino's Pizza, Inc.	64,100	29,143
Hilton Worldwide Holdings, Inc. (b)	215,900	31,329
Krispy Kreme, Inc.	585,200	8,772
Marriott International, Inc. Class A (b)	189,400	30,516
Restaurant Brands International, Inc. (c)	670,600	37,533
Starbucks Corp.	800	79
		197,246
Household Durables - 2.4%
D.R. Horton, Inc.	231,200	20,628
Lennar Corp. Class A	705,900	67,844
Sony Group Corp.	270,600	30,272
Whirlpool Corp.	197,400	41,492
		160,236
Internet & Direct Marketing Retail - 0.4%
eBay, Inc.	439,700	26,413
Multiline Retail - 1.7%
Dollar General Corp.	462,000	96,318
Target Corp.	66,500	14,659
		110,977
Specialty Retail - 2.3%
American Eagle Outfitters, Inc.	4,200	96
Camping World Holdings, Inc. (c)	1,311,200	43,532
Lowe's Companies, Inc.	359,500	85,327
Williams-Sonoma, Inc. (c)	142,400	22,861
		151,816
Textiles, Apparel & Luxury Goods - 0.6%
adidas AG	101,600	27,881
PVH Corp.	126,401	12,009
		39,890

TOTAL CONSUMER DISCRETIONARY		708,561

CONSUMER STAPLES - 7.8%
Beverages - 3.1%
Constellation Brands, Inc. Class A (sub. vtg.)	46,100	10,960
Diageo PLC	745,778	37,633
Keurig Dr. Pepper, Inc.	2,100,200	79,703
The Coca-Cola Co.	1,269,300	77,440
		205,736
Food & Staples Retailing - 1.8%
Alimentation Couche-Tard, Inc. Class A (multi-vtg.)	1,004,200	40,503
BJ's Wholesale Club Holdings, Inc. (b)	276,400	16,990
Walmart, Inc.	425,800	59,531
		117,024
Household Products - 1.1%
Reynolds Consumer Products, Inc.	552,200	16,715
Spectrum Brands Holdings, Inc.	644,975	57,648
		74,363
Tobacco - 1.8%
Altria Group, Inc.	1,350,214	68,699
Swedish Match Co. AB	6,819,700	52,766
		121,465

TOTAL CONSUMER STAPLES		518,588

ENERGY - 2.9%
Oil, Gas & Consumable Fuels - 2.9%
Cameco Corp. (c)	694,600	13,496
Canadian Natural Resources Ltd.	234,400	11,936
Energy Transfer LP	2,001,400	19,153
Enterprise Products Partners LP	2,218,600	52,448
Exxon Mobil Corp.	339,697	25,803
Hess Corp.	88,400	8,158
Reliance Industries Ltd. sponsored GDR (a)	973,100	62,603
		193,597
FINANCIALS - 7.5%
Banks - 1.4%
Wells Fargo & Co.	1,729,393	93,041
Capital Markets - 2.5%
BlackRock, Inc. Class A	61,400	50,529
Brookfield Asset Management, Inc. Class A	466,800	25,721
Intercontinental Exchange, Inc.	720,100	91,208
		167,458
Diversified Financial Services - 0.7%
Apollo Global Management, Inc. (c)	649,400	45,458
Insurance - 2.9%
Arthur J. Gallagher & Co.	440,300	69,541
Brookfield Asset Management Reinsurance Partners Ltd.	2,825	159
Marsh & McLennan Companies, Inc.	271,400	41,698
The Travelers Companies, Inc.	469,800	78,071
		189,469

TOTAL FINANCIALS		495,426

HEALTH CARE - 12.3%
Biotechnology - 0.4%
AbbVie, Inc.	181,600	24,859
Health Care Providers & Services - 4.4%
Cigna Corp.	353,300	81,422
CVS Health Corp.	321,800	34,275
Humana, Inc.	150,200	58,954
UnitedHealth Group, Inc.	256,606	121,264
		295,915
Life Sciences Tools & Services - 1.7%
Danaher Corp.	84,100	24,035
Thermo Fisher Scientific, Inc.	149,000	86,614
		110,649
Pharmaceuticals - 5.8%
AstraZeneca PLC (United Kingdom)	337,500	39,261
Bristol-Myers Squibb Co.	1,498,600	97,244
Eli Lilly & Co.	273,700	67,163
Merck KGaA	262,600	57,588
Pfizer, Inc.	237,900	12,535
Roche Holding AG (participation certificate)	159,680	61,796
Sanofi SA	126,400	13,217
UCB SA	382,200	38,031
		386,835

TOTAL HEALTH CARE		818,258

INDUSTRIALS - 11.3%
Aerospace & Defense - 2.2%
Airbus Group NV (b)	341,500	43,607
HEICO Corp. Class A	30,351	3,330
L3Harris Technologies, Inc.	14,800	3,097
Northrop Grumman Corp.	106,100	39,246
The Boeing Co. (b)	283,000	56,668
		145,948
Air Freight & Logistics - 0.2%
United Parcel Service, Inc. Class B	78,800	15,934
Airlines - 0.2%
Copa Holdings SA Class A (b)	127,100	10,623
Building Products - 0.2%
Fortune Brands Home & Security, Inc.	163,500	15,397
Commercial Services & Supplies - 1.1%
GFL Environmental, Inc. (c)	2,136,500	70,189
Electrical Equipment - 0.1%
AMETEK, Inc.	62,500	8,548
Industrial Conglomerates - 2.3%
General Electric Co.	1,274,650	120,429
Hitachi Ltd.	480,900	24,995
Roper Technologies, Inc.	7,200	3,148
		148,572
Machinery - 2.4%
Allison Transmission Holdings, Inc.	1,595,402	60,609
Deere & Co.	113,900	42,872
Fortive Corp.	133,300	9,403
PACCAR, Inc.	115,100	10,703
Toro Co.	364,000	35,155
		158,742
Marine - 0.2%
2020 Bulkers Ltd. (d)	1,128,200	13,772
Professional Services - 1.1%
Cool Co. Ltd. (b)	958,100	9,665
Equifax, Inc.	122,300	29,323
IHS Markit Ltd.	277,900	32,456
		71,444
Road & Rail - 1.2%
Canadian Pacific Railway Ltd.	544,100	38,849
TFI International, Inc. (Canada)	408,700	39,338
		78,187
Trading Companies & Distributors - 0.1%
Watsco, Inc.	30,400	8,590

TOTAL INDUSTRIALS		745,946

INFORMATION TECHNOLOGY - 26.5%
Electronic Equipment & Components - 0.2%
Jabil, Inc.	247,000	15,188
Vontier Corp.	6,702	188
		15,376
IT Services - 6.2%
Amadeus IT Holding SA Class A (b)	223,300	15,354
Cognizant Technology Solutions Corp. Class A	467,900	39,968
DXC Technology Co. (b)	679,100	20,427
Fidelity National Information Services, Inc.	421,300	50,522
Genpact Ltd.	1,452,300	72,252
Global Payments, Inc.	115,600	17,326
MasterCard, Inc. Class A	134,700	52,045
Visa, Inc. Class A	621,500	140,565
		408,459
Semiconductors & Semiconductor Equipment - 5.1%
Broadcom, Inc.	100,200	58,705
KLA Corp.	83,300	32,426
Lam Research Corp.	53,100	31,325
Marvell Technology, Inc.	1,180,600	84,295
Microchip Technology, Inc.	109,100	8,453
NVIDIA Corp.	292,600	71,646
NXP Semiconductors NV	84,400	17,339
Teradyne, Inc.	221,300	25,987
Universal Display Corp.	60,000	9,211
		339,387
Software - 11.0%
Intuit, Inc.	149,900	83,229
Microsoft Corp.	1,710,300	531,867
Oracle Corp.	386,800	31,393
SAP SE	106,500	13,362
SS&C Technologies Holdings, Inc.	847,100	67,658
		727,509
Technology Hardware, Storage & Peripherals - 4.0%
Apple, Inc.	1,238,972	216,548
Samsung Electronics Co. Ltd.	802,150	49,886
		266,434

TOTAL INFORMATION TECHNOLOGY		1,757,165

MATERIALS - 2.0%
Chemicals - 0.9%
Air Products & Chemicals, Inc.	25,467	7,185
Valvoline, Inc.	1,492,800	49,173
		56,358
Metals & Mining - 1.1%
Franco-Nevada Corp.	300	40
Freeport-McMoRan, Inc.	784,600	29,203
Glencore Xstrata PLC	8,815,600	45,926
		75,169

TOTAL MATERIALS		131,527

REAL ESTATE - 4.1%
Equity Real Estate Investment Trusts (REITs) - 4.1%
American Tower Corp.	230,100	57,870
Crown Castle International Corp.	39,800	7,264
CubeSmart	104,300	5,292
Digital Realty Trust, Inc.	289,300	43,172
Four Corners Property Trust, Inc.	644,600	17,449
National Retail Properties, Inc.	212,800	9,444
Park Hotels & Resorts, Inc. (b)	1,032,800	18,797
Public Storage	65,400	23,448
Simon Property Group, Inc.	474,500	69,846
The Macerich Co.	1,313,500	21,725
		274,307
UTILITIES - 5.7%
Electric Utilities - 2.9%
Edison International	919,100	57,710
Exelon Corp.	1,261,730	73,117
FirstEnergy Corp.	294,700	12,366
Southern Co.	741,200	51,506
		194,699
Gas Utilities - 0.3%
Brookfield Infrastructure Corp. A Shares	261,600	17,349
Independent Power and Renewable Electricity Producers - 1.2%
NextEra Energy Partners LP	294,100	22,122
The AES Corp.	1,898,000	42,098
Vistra Corp.	805,300	17,564
		81,784
Multi-Utilities - 1.3%
CenterPoint Energy, Inc.	1,954,900	55,441
Dominion Energy, Inc.	357,400	28,828
		84,269

TOTAL UTILITIES		378,101

TOTAL COMMON STOCKS
(Cost $5,151,058)		6,558,504

Money Market Funds - 2.2%
Fidelity Cash Central Fund 0.08% (e)	44,762,768	44,772
Fidelity Securities Lending Cash Central Fund 0.08% (e)(f)	99,436,166	99,446
TOTAL MONEY MARKET FUNDS
(Cost $144,218)		144,218
TOTAL INVESTMENT IN SECURITIES - 101.1%
(Cost $5,295,276)		6,702,722
NET OTHER ASSETS (LIABILITIES) - (1.1)%		(71,780)
NET ASSETS - 100%		$6,630,942

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $106,566,000 or 1.6% of net assets.

 (b) Non-income producing

 (c) Security or a portion of the security is on loan at period end.

 (d) Affiliated company

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.08%	$3,046	$335,493	$293,767	$4	$--	$--	$44,772	0.1%
Fidelity Securities Lending Cash Central Fund 0.08%	62,875	551,864	515,293	132	--	--	99,446	0.3%
Total	$65,921	$887,357	$809,060	$136	$--	$--	$144,218

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
2020 Bulkers Ltd.	$--	$13,411	$--	$801	$--	$361	$13,772
Total	$--	$13,411	$--	$801	$--	$361	$13,772

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Communication Services	$537,028	$462,475	$74,553	$--
Consumer Discretionary	708,561	645,906	62,655	--
Consumer Staples	518,588	428,189	90,399	--
Energy	193,597	130,994	62,603	--
Financials	495,426	495,426	--	--
Health Care	818,258	608,365	209,893	--
Industrials	745,946	653,907	92,039	--
Information Technology	1,757,165	1,678,563	78,602	--
Materials	131,527	85,601	45,926	--
Real Estate	274,307	274,307	--	--
Utilities	378,101	378,101	--	--
Money Market Funds	144,218	144,218	--	--
Total Investments in Securities:	$6,702,722	$5,986,052	$716,670	$--

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	82.4%
Canada	4.6%
Germany	2.0%
Bermuda	1.8%
United Kingdom	1.2%
Others (Individually Less Than 1%)	8.0%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		January 31, 2022 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $99,127) — See accompanying schedule: Unaffiliated issuers (cost $5,137,647)	$6,544,732
Fidelity Central Funds (cost $144,218)	144,218
Other affiliated issuers (cost $13,411)	13,772
Total Investment in Securities (cost $5,295,276)		$6,702,722
Foreign currency held at value (cost $401)		401
Receivable for investments sold		35,331
Receivable for fund shares sold		2,598
Dividends receivable		6,246
Distributions receivable from Fidelity Central Funds		51
Prepaid expenses		6
Other receivables		447
Total assets		6,747,802
Liabilities
Payable to custodian bank	$7
Payable for investments purchased	11,504
Payable for fund shares redeemed	2,801
Accrued management fee	1,836
Other affiliated payables	769
Other payables and accrued expenses	502
Collateral on securities loaned	99,441
Total liabilities		116,860
Net Assets		$6,630,942
Net Assets consist of:
Paid in capital		$4,858,954
Total accumulated earnings (loss)		1,771,988
Net Assets		$6,630,942
Net Asset Value and Maximum Offering Price
Dividend Growth:
Net Asset Value, offering price and redemption price per share ($6,075,641 ÷ 175,904 shares)		$34.54
Class K:
Net Asset Value, offering price and redemption price per share ($555,301 ÷ 16,101 shares)		$34.49

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended January 31, 2022 (Unaudited)
Investment Income
Dividends (including $801 earned from other affiliated issuers)		$50,895
Income from Fidelity Central Funds (including $132 from security lending)		136
Total income		51,031
Expenses
Management fee
Basic fee	$17,919
Performance adjustment	(6,637)
Transfer agent fees	4,060
Accounting fees	578
Custodian fees and expenses	57
Independent trustees' fees and expenses	12
Registration fees	30
Audit	38
Legal	6
Interest	4
Miscellaneous	13
Total expenses before reductions	16,080
Expense reductions	(105)
Total expenses after reductions		15,975
Net investment income (loss)		35,056
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	483,783
Foreign currency transactions	(35)
Total net realized gain (loss)		483,748
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(409,902)
Affiliated issuers	361
Assets and liabilities in foreign currencies	(75)
Total change in net unrealized appreciation (depreciation)		(409,616)
Net gain (loss)		74,132
Net increase (decrease) in net assets resulting from operations		$109,188

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended January 31, 2022 (Unaudited)	Year ended July 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$35,056	$87,646
Net realized gain (loss)	483,748	407,543
Change in net unrealized appreciation (depreciation)	(409,616)	1,823,885
Net increase (decrease) in net assets resulting from operations	109,188	2,319,074
Distributions to shareholders	(536,432)	(129,527)
Share transactions - net increase (decrease)	136,951	(1,180,808)
Total increase (decrease) in net assets	(290,293)	1,008,739
Net Assets
Beginning of period	6,921,235	5,912,496
End of period	$6,630,942	$6,921,235

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Dividend Growth Fund

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$36.80	$26.38	$29.59	$33.79	$35.06	$31.51
Income from Investment Operations
Net investment income (loss)A,B	.18	.42	.58	.59	.65	.53
Net realized and unrealized gain (loss)	.42	10.59	(2.29)	1.01C	3.72	3.53
Total from investment operations	.60	11.01	(1.71)	1.60	4.37	4.06
Distributions from net investment income	(.37)	(.59)	(.49)	(.60)	(.60)	(.51)
Distributions from net realized gain	(2.50)	–	(1.01)	(5.20)	(5.04)	–
Total distributions	(2.86)D	(.59)	(1.50)	(5.80)	(5.64)	(.51)
Net asset value, end of period	$34.54	$36.80	$26.38	$29.59	$33.79	$35.06
Total ReturnE,F	1.68%	42.42%	(6.24)%	5.38%C	13.60%	13.06%
Ratios to Average Net AssetsB,G,H
Expenses before reductions	.48%I	.49%	.49%	.50%	.50%	.52%
Expenses net of fee waivers, if any	.48%I	.49%	.49%	.50%	.50%	.52%
Expenses net of all reductions	.48%I	.48%	.48%	.49%	.49%	.52%
Net investment income (loss)	1.02%I	1.31%	2.11%	2.05%	1.94%	1.60%
Supplemental Data
Net assets, end of period (in millions)	$6,076	$6,114	$4,685	$5,728	$6,055	$5,952
Portfolio turnover rateJ	56%I	93%	69%	101%	115%	43%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.05 per share. Excluding these litigation proceeds, the total return would have been 5.19%

 D Total distributions per share do not sum due to rounding.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Dividend Growth Fund Class K

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$36.76	$26.36	$29.56	$33.76	$35.04	$31.50
Income from Investment Operations
Net investment income (loss)A,B	.20	.44	.61	.63	.69	.56
Net realized and unrealized gain (loss)	.42	10.57	(2.28)	1.01C	3.71	3.53
Total from investment operations	.62	11.01	(1.67)	1.64	4.40	4.09
Distributions from net investment income	(.39)	(.61)	(.52)	(.63)	(.64)	(.55)
Distributions from net realized gain	(2.50)	–	(1.01)	(5.20)	(5.04)	–
Total distributions	(2.89)	(.61)	(1.53)	(5.84)D	(5.68)	(.55)
Net asset value, end of period	$34.49	$36.76	$26.36	$29.56	$33.76	$35.04
Total ReturnE,F	1.73%	42.53%	(6.11)%	5.50%C	13.70%	13.16%
Ratios to Average Net AssetsB,G,H
Expenses before reductions	.39%I	.39%	.39%	.40%	.40%	.41%
Expenses net of fee waivers, if any	.39%I	.39%	.39%	.39%	.40%	.41%
Expenses net of all reductions	.39%I	.38%	.38%	.38%	.39%	.41%
Net investment income (loss)	1.10%I	1.41%	2.22%	2.16%	2.05%	1.71%
Supplemental Data
Net assets, end of period (in millions)	$555	$807	$1,228	$1,480	$1,212	$1,477
Portfolio turnover rateJ	56%I	93%	69%	101%	115%	43%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.05 per share. Excluding these litigation proceeds, the total return would have been 5.31%

 D Total distributions per share do not sum due to rounding.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended January 31, 2022
(Amounts in thousands except percentages)

1. Organization.

Fidelity Dividend Growth Fund (the Fund) is a fund of Fidelity Securities Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Dividend Growth and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – Unadjusted quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of January 31, 2022 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Fidelity Dividend Growth Fund	$444

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, deferred Trustee compensation, partnerships and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$1,511,790
Gross unrealized depreciation	(108,640)
Net unrealized appreciation (depreciation)	$1,403,150
Tax cost	$5,299,572

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Dividend Growth Fund	1,903,788	2,333,946

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .22% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Dividend Growth as compared to its benchmark index, the S&P 500 Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .33% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Dividend Growth, except for Class K. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Dividend Growth	$3,930.13
Class K	130.04
	$4,060

 (a) Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Dividend Growth Fund	.02

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Dividend Growth Fund	$49

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity Dividend Growth Fund	Borrower	$12,038.32%		$4

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Dividend Growth Fund	142,531	235,798	40,909

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
Fidelity Dividend Growth Fund	$5

7. Security Lending.

Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Dividend Growth Fund	$14	$7	$–

8. Bank Borrowings.

The Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity requirements. The Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. Any open loans, including accrued interest, at period end are presented under the caption "Notes payable" in the Statement of Assets and Liabilities, if applicable. Activity in this program during the period for which loans were outstanding was as follows:

	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity Dividend Growth Fund	$1,935.58%		$–(a)

 (a) In the amount of less than five hundred dollars.

9. Expense Reductions.

During the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $105.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2022	Year ended July 31, 2021
Fidelity Dividend Growth Fund
Distributions to shareholders
Dividend Growth	$478,999	$101,466
Class K	57,433	28,061
Total	$536,432	$129,527

11. Share Transactions.

Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended January 31, 2022	Year ended July 31, 2021	Six months ended January 31, 2022	Year ended July 31, 2021
Fidelity Dividend Growth Fund
Dividend Growth
Shares sold	5,502	8,974	$196,248	$287,945
Reinvestment of distributions	13,105	3,455	457,667	96,813
Shares redeemed	(8,864)	(23,848)	(316,328)	(736,056)
Net increase (decrease)	9,743	(11,419)	$337,587	$(351,298)
Class K
Shares sold	1,529	7,248	$55,055	$222,321
Reinvestment of distributions	1,648	1,002	57,433	28,061
Shares redeemed	(9,033)	(32,868)	(313,124)	(1,079,892)
Net increase (decrease)	(5,856)	(24,618)	$(200,636)	$(829,510)

12. Other.

A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

13. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2021 to January 31, 2022).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value August 1, 2021	Ending Account Value January 31, 2022	Expenses Paid During Period-B August 1, 2021 to January 31, 2022
Fidelity Dividend Growth Fund
Dividend Growth	.48%
Actual		$1,000.00	$1,016.80	$2.44
Hypothetical-C		$1,000.00	$1,022.79	$2.45
Class K	.39%
Actual		$1,000.00	$1,017.30	$1.98
Hypothetical-C		$1,000.00	$1,023.24	$1.99

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

DGF-SANN-0422
1.470802.125

Fidelity® Blue Chip Growth Fund

Semi-Annual Report

January 31, 2022

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 if you’re an individual investing directly with Fidelity, call 1-800-835-5092 if you’re a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you’re an advisor or invest through one to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2022 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of COVID-19 emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and corporate earnings. On March 11, 2020, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread. The pandemic prompted a number of measures to limit the spread of COVID-19, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. To help stem the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

In general, the overall impact of the pandemic lessened in 2021, amid a resilient economy and widespread distribution of three COVID-19 vaccines granted emergency use authorization from the U.S. Food and Drug Administration (FDA) early in the year. Still, the situation remains dynamic, and the extent and duration of its influence on financial markets and the economy is highly uncertain, due in part to a recent spike in cases based on highly contagious variants of the coronavirus.

Extreme events such as the COVID-19 crisis are exogenous shocks that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets. Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we continue to take extra steps to be responsive to customer needs. We encourage you to visit us online, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Top Ten Stocks as of January 31, 2022

% of fund's net assets
Apple, Inc.	10.4
Microsoft Corp.	7.3
Alphabet, Inc. Class A	6.8
Amazon.com, Inc.	6.6
NVIDIA Corp.	5.6
Meta Platforms, Inc. Class A	4.3
Tesla, Inc.	3.6
Marvell Technology, Inc.	3.2
Lowe's Companies, Inc.	1.7
Salesforce.com, Inc.	1.6
51.1

Top Five Market Sectors as of January 31, 2022

% of fund's net assets
Information Technology	40.2
Consumer Discretionary	27.8
Communication Services	14.7
Health Care	5.8
Industrials	5.4

Asset Allocation (% of fund's net assets)

As of January 31, 2022*
Stocks	97.6%
Convertible Securities	1.9%
Other Investments	0.1%
Short-Term Investments and Net Other Assets (Liabilities)	0.4%

 * Foreign investments - 7.9%

Schedule of Investments January 31, 2022 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.4%
	Shares	Value (000s)
COMMUNICATION SERVICES - 14.5%
Entertainment - 2.2%
Endeavor Group Holdings, Inc. (a)	1,021,359	$32,040
Endeavor Group Holdings, Inc. (b)(c)	665,315	20,871
Endeavor Group Holdings, Inc. Class A (d)	769,401	24,136
Netflix, Inc. (b)	1,477,114	630,934
Roblox Corp. (b)(c)	1,125,913	74,153
Roku, Inc. Class A (b)	427,654	70,157
Sea Ltd. ADR (b)	2,293,049	344,668
		1,196,959
Interactive Media & Services - 12.1%
Alphabet, Inc. Class A (b)	1,342,462	3,632,796
Bumble, Inc.	521,200	15,381
Meta Platforms, Inc. Class A (b)	7,417,451	2,323,591
Snap, Inc. Class A (b)	12,010,307	390,815
Tencent Holdings Ltd.	2,174,883	136,283
ZipRecruiter, Inc. (b)	918,605	19,925
		6,518,791
Media - 0.2%
Criteo SA sponsored ADR (b)	856,553	28,951
DISH Network Corp. Class A (b)	1,795,075	56,365
		85,316

TOTAL COMMUNICATION SERVICES		7,801,066

CONSUMER DISCRETIONARY - 27.3%
Automobiles - 4.6%
Ford Motor Co.	2,288,577	46,458
General Motors Co. (b)	1,452,873	76,610
Neutron Holdings, Inc. (b)(d)(e)	7,152,433	501
Rad Power Bikes, Inc. (b)(d)(e)	928,091	8,895
Rivian Automotive, Inc.	3,588,326	212,307
Rivian Automotive, Inc. (c)	581,313	38,216
Tesla, Inc. (b)	2,097,478	1,964,750
XPeng, Inc.:
ADR (b)	3,998,089	140,293
Class A	482,126	8,409
		2,496,439
Diversified Consumer Services - 0.0%
Mister Car Wash, Inc.	476,424	8,194
Hotels, Restaurants & Leisure - 4.4%
Airbnb, Inc. Class A (b)	3,673,418	565,596
Booking Holdings, Inc. (b)	27,100	66,561
Caesars Entertainment, Inc. (b)	3,076,103	234,214
Chipotle Mexican Grill, Inc. (b)	135,268	200,951
Churchill Downs, Inc.	443,922	93,357
Dutch Bros, Inc. (c)	442,335	23,068
Evolution AB (a)	221,147	27,514
Expedia, Inc. (b)	736,816	135,051
Flutter Entertainment PLC (b)	45,752	6,971
Hilton Worldwide Holdings, Inc. (b)	1,109,342	160,977
Marriott International, Inc. Class A (b)	1,405,765	226,497
MGM Resorts International	1,375,868	58,777
Penn National Gaming, Inc. (b)	7,513,447	342,688
Planet Fitness, Inc. (b)	132,000	11,700
Sweetgreen, Inc.	4,495,729	122,396
Sweetgreen, Inc. Class A (c)	1,256,834	38,019
Vail Resorts, Inc.	136,120	37,719
		2,352,056
Household Durables - 0.2%
Lennar Corp. Class A	492,555	47,339
Tempur Sealy International, Inc.	1,455,218	57,932
TRI Pointe Homes, Inc. (b)	329,067	7,835
		113,106
Internet & Direct Marketing Retail - 7.8%
Amazon.com, Inc. (b)	1,185,610	3,546,717
BARK, Inc. (d)(f)	1,949,100	7,348
BARK, Inc. (b)(c)(f)	2,067,727	7,795
Cazoo Group Ltd.	4,096,720	18,448
Chewy, Inc. (b)(c)	1,638,350	78,002
Deliveroo PLC Class A (a)(b)	16,834,814	35,369
Delivery Hero AG (a)(b)	102,091	7,880
Doordash, Inc. (b)	558,232	63,354
Etsy, Inc. (b)	538,884	84,648
FSN E-Commerce Ventures Private Ltd. (b)(d)	6,140,430	115,588
Global-e Online Ltd. (b)	709,377	25,332
JD.com, Inc.:
Class A (b)	129,756	4,918
sponsored ADR (b)	175,000	13,104
Overstock.com, Inc. (b)(c)	403,987	19,367
Pinduoduo, Inc. ADR (b)	396,700	23,739
Wayfair LLC Class A (b)	810,598	126,388
Zomato Ltd. (b)(d)	25,862,000	28,215
		4,206,212
Leisure Products - 0.0%
Peloton Interactive, Inc. Class A (b)	703,823	19,235
Multiline Retail - 0.5%
Dollar Tree, Inc. (b)	1,600,653	210,038
Ollie's Bargain Outlet Holdings, Inc. (b)	824,196	39,512
		249,550
Specialty Retail - 5.9%
American Eagle Outfitters, Inc. (c)(f)	8,805,532	201,030
Aritzia, Inc. (b)	1,405,540	65,204
Bath & Body Works, Inc.	774,238	43,412
Burlington Stores, Inc. (b)	772,236	182,966
Carvana Co. Class A (b)	1,955,622	316,928
Citi Trends, Inc. (b)(c)	339,726	16,551
Dick's Sporting Goods, Inc.	1,280,481	147,768
Fanatics, Inc. Class A (d)(e)	1,693,889	114,913
Five Below, Inc. (b)	1,093,966	179,410
Floor & Decor Holdings, Inc. Class A (b)	1,548,564	168,360
Foot Locker, Inc.	956,315	42,728
JD Sports Fashion PLC	6,817,155	17,480
Lowe's Companies, Inc.	3,765,828	893,819
RH (b)(c)	714,723	287,905
Signet Jewelers Ltd. (c)	718,917	61,920
The Children's Place, Inc. (b)(c)	266,153	18,830
TJX Companies, Inc.	1,913,354	137,704
Victoria's Secret & Co. (b)	3,294,688	183,942
Warby Parker, Inc. (b)(c)	2,202,997	81,885
		3,162,755
Textiles, Apparel & Luxury Goods - 3.9%
Allbirds, Inc.:
Class A (c)	120,468	1,489
Class B	423,500	4,711
Capri Holdings Ltd. (b)	4,766,555	286,327
Crocs, Inc. (b)	2,084,223	213,883
Deckers Outdoor Corp. (b)	583,654	186,904
Hermes International SCA	12,128	18,209
lululemon athletica, Inc. (b)	1,468,845	490,242
LVMH Moet Hennessy Louis Vuitton SE	126,159	103,624
Moncler SpA	674,410	43,283
NIKE, Inc. Class B	3,062,519	453,467
On Holding AG	436,354	11,507
PVH Corp.	1,730,075	164,374
Tapestry, Inc.	2,986,705	113,345
Tory Burch LLC (b)(d)(e)(g)	293,611	16,210
		2,107,575

TOTAL CONSUMER DISCRETIONARY		14,715,122

CONSUMER STAPLES - 0.6%
Beverages - 0.5%
Boston Beer Co., Inc. Class A (b)	172,500	72,593
Celsius Holdings, Inc. (b)(c)	3,618,739	172,722
		245,315
Food & Staples Retailing - 0.0%
Blink Health, Inc. Series A1 (b)(d)(e)	51,117	1,952
Food Products - 0.0%
Sovos Brands, Inc. (c)	237,543	3,485
The Real Good Food Co. LLC Class B unit (f)	1,262,072	6,747
The Real Good Food Co., Inc.	50,902	302
		10,534
Household Products - 0.0%
Procter & Gamble Co.	147,800	23,715
Personal Products - 0.1%
Olaplex Holdings, Inc.	1,094,894	23,912
Tobacco - 0.0%
JUUL Labs, Inc.:
Class A (b)(d)(e)	21,148	916
Class B (b)(d)(e)	6,625	287
		1,203

TOTAL CONSUMER STAPLES		306,631

ENERGY - 2.3%
Energy Equipment & Services - 0.1%
Halliburton Co.	609,600	18,739
Oil, Gas & Consumable Fuels - 2.2%
Cenovus Energy, Inc. (Canada)	1,787,561	26,002
Cheniere Energy, Inc.	254,258	28,451
Denbury, Inc. (b)	729,636	54,825
Devon Energy Corp.	1,516,671	76,698
Diamondback Energy, Inc.	980,167	123,658
EOG Resources, Inc.	1,423,614	158,704
Hess Corp.	2,003,277	184,882
Marathon Oil Corp.	577,500	11,244
PDC Energy, Inc.	100,700	5,968
Phillips 66 Co.	723,907	61,380
Pioneer Natural Resources Co.	390,669	85,514
Range Resources Corp. (b)	523,053	10,069
Reliance Industries Ltd.	8,399,193	270,852
Reliance Industries Ltd. sponsored GDR (a)	434,814	27,973
Tourmaline Oil Corp.	337,151	12,020
Valero Energy Corp.	770,917	63,963
		1,202,203

TOTAL ENERGY		1,220,942

FINANCIALS - 1.4%
Banks - 0.6%
Bank of America Corp.	1,301,973	60,073
Kotak Mahindra Bank Ltd. (b)	779,186	19,542
Wells Fargo & Co.	4,291,405	230,878
		310,493
Capital Markets - 0.4%
Goldman Sachs Group, Inc.	255,557	90,641
Morgan Stanley	1,090,721	111,843
		202,484
Consumer Finance - 0.2%
American Express Co.	491,181	88,324
LendingClub Corp. (b)	960,303	18,015
		106,339
Diversified Financial Services - 0.2%
Ant International Co. Ltd. Class C (b)(d)(e)	6,428,801	11,443
Rapyd Financial Network 2016 Ltd. (d)(e)	204,327	24,879
Sonder Holdings, Inc. (d)	1,041,047	8,920
Sonder Holdings, Inc.	891,027	7,634
Sonder Holdings, Inc.	467,393	4,005
Sonder Holdings, Inc.:
rights 1/18/27 (b)(e)	16,222	86
rights 1/18/27 (b)(e)	16,221	69
rights 1/18/27 (b)(e)	16,222	56
rights 1/18/27 (b)(e)	16,221	45
rights 1/18/27 (b)(e)	16,221	36
rights 1/18/27 (b)(e)	16,221	29
WeWork, Inc. (d)	3,697,057	27,469
WeWork, Inc. (b)	6,856,797	50,946
		135,617
Thrifts & Mortgage Finance - 0.0%
Housing Development Finance Corp. Ltd.	697,722	23,822

TOTAL FINANCIALS		778,755

HEALTH CARE - 5.8%
Biotechnology - 1.0%
ADC Therapeutics SA (b)	396,015	6,293
Alnylam Pharmaceuticals, Inc. (b)	773,384	106,418
Arcutis Biotherapeutics, Inc. (b)	494,681	7,475
Argenx SE ADR (b)	94,386	25,414
Ascendis Pharma A/S sponsored ADR (b)	455,226	55,374
Avidity Biosciences, Inc. (b)	201,771	3,353
Biohaven Pharmaceutical Holding Co. Ltd. (b)	80,502	10,696
Bolt Biotherapeutics, Inc.	53,788	207
Cerevel Therapeutics Holdings (b)	614,784	16,009
Cibus Corp.:
Series C (b)(d)(e)(g)	3,045,600	4,903
Series D (b)(d)(e)(g)	1,716,640	2,764
Series E (b)(d)(e)(g)	2,099,645	3,380
CytomX Therapeutics, Inc. (a)(b)	378,621	1,742
Day One Biopharmaceuticals, Inc. (b)(c)	646,573	9,537
Erasca, Inc.	332,547	3,941
Generation Bio Co. (b)	841,805	5,472
Horizon Therapeutics PLC (b)	1,720,770	160,599
Instil Bio, Inc. (b)	568,034	6,595
Karuna Therapeutics, Inc. (b)	180,093	20,001
Passage Bio, Inc. (b)	68,367	344
Recursion Pharmaceuticals, Inc. (b)(c)	467,900	5,540
Regeneron Pharmaceuticals, Inc. (b)	47,423	28,861
Relay Therapeutics, Inc. (b)	278,741	6,169
Revolution Medicines, Inc. (b)	442,995	9,533
Taysha Gene Therapies, Inc. (b)	125,390	997
Turning Point Therapeutics, Inc. (b)	460,853	17,158
Twist Bioscience Corp. (b)	38,954	2,315
Verve Therapeutics, Inc.	487,088	14,038
Xencor, Inc. (b)	391,967	13,472
		548,600
Health Care Equipment & Supplies - 1.8%
Axonics Modulation Technologies, Inc. (b)	752,710	35,701
Boston Scientific Corp. (b)	720,022	30,889
DexCom, Inc. (b)	645,158	277,728
Edwards Lifesciences Corp. (b)	148,500	16,216
Figs, Inc. Class A (b)	569,008	12,791
Il Makiage Ltd. (d)(e)	11,709	10,079
InMode Ltd. (b)(c)	349,594	16,861
Insulet Corp. (b)	328,333	81,427
Intuitive Surgical, Inc. (b)	980,238	278,564
Outset Medical, Inc. (b)	241,397	8,978
Shockwave Medical, Inc. (b)	914,366	132,556
Tandem Diabetes Care, Inc. (b)	721,169	85,177
		986,967
Health Care Providers & Services - 0.6%
agilon health, Inc. (b)	672,911	11,157
Alignment Healthcare, Inc. (b)	959,350	7,291
Centene Corp. (b)	192,100	14,938
Guardant Health, Inc. (b)	1,105,588	76,894
LifeStance Health Group, Inc.	2,506,885	19,128
Surgery Partners, Inc. (b)	608,522	25,966
UnitedHealth Group, Inc.	294,523	139,183
		294,557
Health Care Technology - 0.1%
Certara, Inc. (b)	402,074	10,747
Doximity, Inc.	852,371	38,843
GoodRx Holdings, Inc. (b)	87,400	2,098
Medlive Technology Co. Ltd. (a)	2,018,000	3,276
MultiPlan Corp. warrants (b)(d)	138,859	56
		55,020
Life Sciences Tools & Services - 0.8%
10X Genomics, Inc. (b)	335,454	32,294
23andMe Holding Co. Class B (a)	1,837,211	8,580
Avantor, Inc. (b)	1,802,866	67,301
Bio-Rad Laboratories, Inc. Class A (b)	40,495	24,286
Danaher Corp.	626,897	179,161
ICON PLC (b)	99,500	26,439
Maravai LifeSciences Holdings, Inc. (b)	712,794	20,614
Nanostring Technologies, Inc. (b)	306,689	10,648
Olink Holding AB ADR (b)	659,884	10,677
Pacific Biosciences of California, Inc. (b)	277,086	3,098
Seer, Inc. (b)	151,534	2,384
Thermo Fisher Scientific, Inc.	49,077	28,528
Veterinary Emergency Group LLC Class A (d)(e)(g)	288,400	9,270
		423,280
Pharmaceuticals - 1.5%
Antengene Corp. (a)(b)	358,072	281
Asymchem Laboratories Tianjin Co. Ltd. (H Shares) (a)	119,100	4,179
Chiasma, Inc. warrants 12/16/24 (b)(e)	55,391	0
Eli Lilly & Co.	1,400,355	343,633
GH Research PLC	263,955	4,482
Intra-Cellular Therapies, Inc. (b)	627,408	29,796
Longboard Pharmaceuticals, Inc. (b)	184,368	774
Nuvation Bio, Inc. (b)	1,605,687	9,795
Zoetis, Inc. Class A	2,028,528	405,280
		798,220

TOTAL HEALTH CARE		3,106,644

INDUSTRIALS - 5.0%
Aerospace & Defense - 0.6%
Airbus Group NV (b)	291,185	37,182
Howmet Aerospace, Inc.	1,329,887	41,346
Space Exploration Technologies Corp.:
Class A (b)(d)(e)	262,745	147,137
Class C (b)(d)(e)	2,783	1,558
The Boeing Co. (b)	391,335	78,361
		305,584
Airlines - 0.1%
Delta Air Lines, Inc. (b)	197,200	7,827
JetBlue Airways Corp. (b)	543,300	7,948
Ryanair Holdings PLC sponsored ADR (b)	293,500	32,760
		48,535
Building Products - 0.0%
The AZEK Co., Inc. (b)	515,557	17,029
Commercial Services & Supplies - 0.1%
ACV Auctions, Inc. Class A (b)	3,272,164	43,389
Driven Brands Holdings, Inc.	29,918	845
Li-Cycle Holdings Corp. (b)(c)	758,934	5,753
		49,987
Electrical Equipment - 0.4%
Acuity Brands, Inc.	735,617	140,893
Array Technologies, Inc. (b)	1,990,957	20,985
ESS Tech, Inc. Class A (b)	401,118	2,186
Generac Holdings, Inc. (b)	23,205	6,553
Sunrun, Inc. (b)	1,042,178	27,024
		197,641
Industrial Conglomerates - 0.3%
General Electric Co.	1,728,349	163,294
Machinery - 0.2%
AutoStore Holdings Ltd. (c)	5,699,040	16,087
Deere & Co.	213,952	80,532
		96,619
Professional Services - 0.0%
KBR, Inc.	83,372	3,618
Recruit Holdings Co. Ltd.	374,380	18,505
Sterling Check Corp.	152,617	3,054
YourPeople, Inc. (b)(e)	2,074,892	21
		25,198
Road & Rail - 3.3%
Avis Budget Group, Inc. (b)	430,042	75,765
Bird Global, Inc. (d)	1,821,129	6,429
Bird Global, Inc.	6,781,848	21,546
Bird Global, Inc.:
rights 11/4/26 (b)(e)	262,923	434
rights 11/4/26 (b)(e)	262,922	239
rights 11/4/26 (b)(e)	262,922	124
Class A (b)(c)	4,570,836	16,135
Hertz Global Holdings, Inc. (c)	2,199,069	42,354
Lyft, Inc. (b)	20,323,060	782,844
Uber Technologies, Inc. (b)	22,506,528	841,744
		1,787,614
Transportation Infrastructure - 0.0%
Delhivery Private Ltd. (d)(e)	2,469,600	19,447

TOTAL INDUSTRIALS		2,710,948

INFORMATION TECHNOLOGY - 39.4%
Communications Equipment - 0.2%
Arista Networks, Inc. (b)	852,991	106,035
IT Services - 3.5%
Block, Inc. Class A (b)	1,372,080	167,792
CI&T, Inc. Class A	727,842	9,214
Digitalocean Holdings, Inc. (b)(c)	2,356,879	135,143
Endava PLC ADR (b)	275,867	33,551
Flywire Corp. (b)(c)	1,339,845	37,770
MasterCard, Inc. Class A	556,400	214,982
MongoDB, Inc. Class A (b)	247,557	100,288
Okta, Inc. (b)	572,200	113,233
PayPal Holdings, Inc. (b)	2,767,621	475,865
Shift4 Payments, Inc. (b)	765,664	40,366
Shopify, Inc. Class A (b)	214,036	206,594
TaskUs, Inc.	787,552	25,202
TDCX, Inc. ADR	806,654	13,221
Thoughtworks Holding, Inc.	599,278	12,837
Twilio, Inc. Class A (b)	1,084,488	223,535
Visa, Inc. Class A	262,000	59,257
		1,868,850
Semiconductors & Semiconductor Equipment - 12.1%
Advanced Micro Devices, Inc. (b)	617,489	70,548
Allegro MicroSystems LLC (b)	258,900	7,348
ASML Holding NV	84,096	56,950
Cirrus Logic, Inc. (b)	722,899	64,656
GlobalFoundries, Inc.	2,671,768	131,825
Lam Research Corp.	68,648	40,497
Marvell Technology, Inc.	24,306,542	1,735,487
Microchip Technology, Inc.	209,738	16,251
NVIDIA Corp.	12,273,845	3,005,374
NXP Semiconductors NV	3,689,574	757,986
onsemi (b)	1,872,876	110,500
Qualcomm, Inc.	634,758	111,565
Silergy Corp.	91,000	12,310
Synaptics, Inc. (b)	172,414	36,267
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	697,168	85,494
Teradyne, Inc.	1,652,114	194,008
Wolfspeed, Inc. (b)(c)	342,297	32,258
Xilinx, Inc.	291,200	56,362
		6,525,686
Software - 13.2%
Adobe, Inc. (b)	1,155,814	617,551
Amplitude, Inc. (b)	1,107,464	43,534
AppLovin Corp. (b)(c)	955,970	61,584
Atlassian Corp. PLC (b)	267,315	86,701
Atom Tickets LLC (b)(d)(e)(g)	1,204,239	0
AvidXchange Holdings, Inc. (c)	726,192	7,523
Braze, Inc. (c)	49,697	2,486
Cadence Design Systems, Inc. (b)	384,692	58,527
Cipher Mining, Inc. (b)	935,769	2,845
Confluent, Inc.	481,931	31,513
Coupa Software, Inc. (b)	574,972	77,201
Crowdstrike Holdings, Inc. (b)	429,065	77,506
Datadog, Inc. Class A (b)	214,422	31,329
DoubleVerify Holdings, Inc. (b)	2,943,164	81,408
EngageSmart, Inc. (c)	1,811,527	39,600
Epic Games, Inc. (b)(d)(e)	6,131	5,252
Expensify, Inc. (c)	755,523	22,099
Freshworks, Inc. (c)	580,688	12,630
GitLab, Inc. (c)	232,007	14,851
HashiCorp, Inc.	196,200	13,026
HubSpot, Inc. (b)	424,730	207,608
Intuit, Inc.	393,085	218,253
Microsoft Corp.	12,574,239	3,910,337
Pine Labs Private Ltd. (d)(e)	9,912	6,040
Qualtrics International, Inc.	1,207,971	35,357
Riskified Ltd.:
Class A (a)	462,112	3,221
Class B (b)	924,224	6,442
Salesforce.com, Inc. (b)	3,697,910	860,245
Samsara, Inc. (c)	900,300	16,295
SentinelOne, Inc. (c)	539,820	24,157
ServiceNow, Inc. (b)	203,244	119,056
Stripe, Inc. Class B (b)(d)(e)	173,600	6,293
Tanium, Inc. Class B (b)(d)(e)	554,900	6,587
The Trade Desk, Inc. (b)	706,999	49,165
UiPath, Inc. Class A (b)(c)	1,560,699	57,012
Volue A/S (b)	2,596,332	15,476
Workday, Inc. Class A (b)	351,533	88,941
Zoom Video Communications, Inc. Class A (b)	1,327,293	204,775
		7,122,426
Technology Hardware, Storage & Peripherals - 10.4%
Apple, Inc.	32,219,275	5,631,285

TOTAL INFORMATION TECHNOLOGY		21,254,282

MATERIALS - 1.0%
Chemicals - 0.6%
CF Industries Holdings, Inc.	781,346	53,811
Corteva, Inc.	418,386	20,116
LG Chemical Ltd.	40,020	21,450
Nutrien Ltd.	1,911,138	133,478
Olin Corp.	68,192	3,455
The Mosaic Co.	2,570,955	102,710
		335,020
Metals & Mining - 0.4%
Freeport-McMoRan, Inc.	5,310,515	197,657

TOTAL MATERIALS		532,677

REAL ESTATE - 0.1%
Equity Real Estate Investment Trusts (REITs) - 0.1%
Simon Property Group, Inc.	427,105	62,870
TOTAL COMMON STOCKS
(Cost $24,977,098)		52,489,937

Preferred Stocks - 2.1%
Convertible Preferred Stocks - 1.9%
COMMUNICATION SERVICES - 0.2%
Diversified Telecommunication Services - 0.1%
Starry, Inc.:
Series C (b)(d)	5,833,836	8,896
Series D (b)(d)	6,810,656	10,386
Series E3 (d)	3,377,325	5,150
		24,432
Interactive Media & Services - 0.1%
Reddit, Inc.:
Series B (b)(d)(e)	524,232	32,395
Series E (d)(e)	43,813	2,707
Series F (d)(e)	457,142	28,249
		63,351
TOTAL COMMUNICATION SERVICES		87,783
CONSUMER DISCRETIONARY - 0.4%
Automobiles - 0.0%
Rad Power Bikes, Inc.:
Series A (d)(e)	120,997	1,160
Series C (d)(e)	476,111	4,563
Series D (d)(e)	867,000	8,309
		14,032
Hotels, Restaurants & Leisure - 0.0%
MOD Super Fast Pizza Holdings LLC:
Series 3 (b)(d)(e)(g)	68,723	15,020
Series 4 (b)(d)(e)(g)	6,272	1,295
Series 5 (b)(d)(e)(g)	25,187	4,906
		21,221
Internet & Direct Marketing Retail - 0.3%
GoBrands, Inc.:
Series G (d)(e)	166,200	64,567
Series H (d)(e)	104,029	40,414
Instacart, Inc.:
Series H (b)(d)(e)	245,379	22,997
Series I (d)(e)	118,846	11,138
		139,116
Textiles, Apparel & Luxury Goods - 0.1%
Algolia SAS Series D (d)(e)	276,495	8,086
CelLink Corp. Series D (d)(e)	771,513	16,066
Discord, Inc. Series I (d)(e)	6,100	3,359
		27,511
TOTAL CONSUMER DISCRETIONARY		201,880
CONSUMER STAPLES - 0.2%
Food & Staples Retailing - 0.0%
Blink Health, Inc. Series C (b)(d)(e)	170,685	6,517
Food Products - 0.0%
AgBiome LLC Series C (b)(d)(e)	1,091,300	6,469
Bowery Farming, Inc. Series C1 (d)(e)	161,262	9,716
		16,185
Tobacco - 0.2%
JUUL Labs, Inc.:
Series C (b)(d)(e)	2,570,575	111,357
Series D (b)(d)(e)	13,822	599
Series E (b)(d)(e)	14,959	648
		112,604
TOTAL CONSUMER STAPLES		135,306
HEALTH CARE - 0.0%
Pharmaceuticals - 0.0%
Castle Creek Pharmaceutical Holdings, Inc. Series B (b)(d)(e)	3,301	1,235
INDUSTRIALS - 0.4%
Aerospace & Defense - 0.4%
ABL Space Systems:
Series B (d)(e)	270,130	18,368
Series B2 (d)(e)	141,569	9,626
Relativity Space, Inc. Series E (d)(e)	2,480,614	56,645
Space Exploration Technologies Corp.:
Series G (b)(d)(e)	97,277	54,475
Series H (b)(d)(e)	25,767	14,430
Series N (b)(d)(e)	79,406	44,467
		198,011
Construction & Engineering - 0.0%
Beta Technologies, Inc. Series A (d)(e)	101,010	7,401
TOTAL INDUSTRIALS		205,412
INFORMATION TECHNOLOGY - 0.6%
Communications Equipment - 0.1%
Meesho Series F (d)(e)	546,589	41,908
Xsight Labs Ltd. Series D (d)(e)	1,192,000	11,896
		53,804
Electronic Equipment & Components - 0.0%
Enevate Corp. Series E (d)(e)	12,084,432	13,398
IT Services - 0.1%
AppNexus, Inc. Series E (Escrow) (b)(d)(e)	646,522	20
ByteDance Ltd. Series E1 (b)(d)(e)	293,038	43,563
Yanka Industries, Inc. Series F (d)(e)	508,854	16,221
		59,804
Semiconductors & Semiconductor Equipment - 0.1%
Astera Labs, Inc. Series C (d)(e)	1,572,300	6,352
GaN Systems, Inc.:
Series F1 (d)(e)	661,660	5,611
Series F2 (d)(e)	349,385	2,963
SiMa.ai Series B (d)(e)	2,821,200	18,422
Tenstorrent, Inc. Series C1 (d)(e)	77,800	5,838
		39,186
Software - 0.3%
Bolt Technology OU Series E (d)(e)	170,267	43,996
Databricks, Inc.:
Series G (d)(e)	145,986	32,183
Series H (d)(e)	91,308	20,129
Dataminr, Inc. Series D (b)(d)(e)	277,250	9,454
Delphix Corp. Series D (b)(d)(e)	675,445	4,931
Jet.Com, Inc. Series B1 (Escrow) (b)(d)(e)	2,928,086	0
Malwarebytes Corp. Series B (b)(d)(e)	1,056,193	24,208
Mountain Digital, Inc. Series D (d)(e)	524,265	12,040
Nuvia, Inc. Series B (b)(d)	1,606,942	1,313
Skyryse, Inc. Series B (d)(e)	560,000	13,821
Stripe, Inc. Series H (d)(e)	73,100	2,650
		164,725
TOTAL INFORMATION TECHNOLOGY		330,917
MATERIALS - 0.1%
Metals & Mining - 0.1%
Diamond Foundry, Inc. Series C (d)(e)	2,271,329	62,439
UTILITIES - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Redwood Materials Series C (d)(e)	341,408	16,184

TOTAL CONVERTIBLE PREFERRED STOCKS		1,041,156

Nonconvertible Preferred Stocks - 0.2%
CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.1%
Neutron Holdings, Inc.:
Series 1C (b)(d)(e)	50,654,200	3,546
Series 1D (b)(d)(e)	85,315,542	5,972
Waymo LLC Series A2 (b)(d)(e)	81,316	7,458
		16,976
HEALTH CARE - 0.0%
Pharmaceuticals - 0.0%
Castle Creek Pharmaceutical Holdings, Inc. Series A4 (b)(d)(e)	29,758	11,129
INFORMATION TECHNOLOGY - 0.1%
IT Services - 0.0%
Gupshup, Inc. (d)(e)	709,497	16,223
Software - 0.1%
Pine Labs Private Ltd.:
Series 1 (d)(e)	23,689	14,434
Series A (d)(e)	5,920	3,607
Series B (d)(e)	6,440	3,924
Series B2 (d)(e)	5,209	3,174
Series C (d)(e)	9,690	5,904
Series C1 (d)(e)	2,041	1,244
Series D (d)(e)	2,183	1,330
		33,617
TOTAL INFORMATION TECHNOLOGY		49,840

TOTAL NONCONVERTIBLE PREFERRED STOCKS		77,945

TOTAL PREFERRED STOCKS
(Cost $806,970)		1,119,101
	Principal Amount (000s)	Value (000s)

Convertible Bonds - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
Neutron Holdings, Inc.:
0% 10/27/25 (d)(e)	20,045	20,045
4% 5/22/27 (d)(e)	2,433	2,433
4% 6/12/27 (d)(e)	647	647
		23,125
HEALTH CARE - 0.0%
Pharmaceuticals - 0.0%
Castle Creek Pharmaceutical Holdings, Inc. 0.13% (d)(e)(h)	917	917
TOTAL CONVERTIBLE BONDS
(Cost $24,042)		24,042

Preferred Securities - 0.1%
CONSUMER DISCRETIONARY - 0.0%
Internet & Direct Marketing Retail - 0.0%
Circle Internet Financial Ltd. 0% (d)(h)	20,193	22,721
INFORMATION TECHNOLOGY - 0.1%
Electronic Equipment & Components - 0.0%
Enevate Corp. 0% 1/29/23 (d)(e)	5,145	5,145
Semiconductors & Semiconductor Equipment - 0.1%
GaN Systems, Inc. 0% (d)(e)(h)	15,508	15,508
Tenstorrent, Inc. 0% (d)(e)(h)	4,320	4,320
		19,828

TOTAL INFORMATION TECHNOLOGY		24,973

TOTAL PREFERRED SECURITIES
(Cost $45,166)		47,694
	Shares	Value (000s)

Money Market Funds - 1.3%
Fidelity Cash Central Fund 0.08% (i)	167,728,054	167,762
Fidelity Securities Lending Cash Central Fund 0.08% (i)(j)	533,023,451	533,077
TOTAL MONEY MARKET FUNDS
(Cost $700,839)		700,839
TOTAL INVESTMENT IN SECURITIES - 100.9%
(Cost $26,554,115)		54,381,613
NET OTHER ASSETS (LIABILITIES) - (0.9)%		(495,157)
NET ASSETS - 100%		$53,886,456

Values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $152,055,000 or 0.3% of net assets.

 (b) Non-income producing

 (c) Security or a portion of the security is on loan at period end.

 (d) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,811,704,000 or 3.4% of net assets.

 (e) Level 3 security

 (f) Affiliated company

 (g) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (h) Security is perpetual in nature with no stated maturity date.

 (i) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (j) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
ABL Space Systems Series B	3/24/21	$12,165
ABL Space Systems Series B2	10/22/21	$9,626
AgBiome LLC Series C	6/29/18	$6,912
Algolia SAS Series D	7/23/21	$8,086
Ant International Co. Ltd. Class C	5/16/18	$24,503
AppNexus, Inc. Series E (Escrow)	8/1/14	$0
Astera Labs, Inc. Series C	8/24/21	$5,286
Atom Tickets LLC	8/15/17	$7,000
BARK, Inc.	12/17/20	$19,491
Beta Technologies, Inc. Series A	4/9/21	$7,401
Bird Global, Inc.	5/11/21	$18,211
Blink Health, Inc. Series A1	12/30/20	$1,385
Blink Health, Inc. Series C	11/7/19 - 7/14/21	$6,515
Bolt Technology OU Series E	1/3/22	$44,235
Bowery Farming, Inc. Series C1	5/18/21	$9,716
ByteDance Ltd. Series E1	11/18/20	$32,109
Castle Creek Pharmaceutical Holdings, Inc. Series A4	9/29/16	$9,831
Castle Creek Pharmaceutical Holdings, Inc. Series B	10/9/18	$1,360
Castle Creek Pharmaceutical Holdings, Inc. 0.13%	6/28/21	$917
CelLink Corp. Series D	1/20/22	$16,066
Cibus Corp. Series C	2/16/18	$6,396
Cibus Corp. Series D	5/10/19	$2,146
Cibus Corp. Series E	6/23/21	$3,695
Circle Internet Financial Ltd. 0%	5/11/21	$20,193
Databricks, Inc. Series G	2/1/21	$25,893
Databricks, Inc. Series H	8/31/21	$20,129
Dataminr, Inc. Series D	3/6/15	$3,535
Delhivery Private Ltd.	5/20/21	$12,055
Delphix Corp. Series D	7/10/15	$6,079
Diamond Foundry, Inc. Series C	3/15/21	$54,512
Discord, Inc. Series I	9/15/21	$3,359
Endeavor Group Holdings, Inc. Class A	3/29/21	$18,466
Enevate Corp. Series E	1/29/21	$13,398
Enevate Corp. 0% 1/29/23	1/29/21	$5,145
Epic Games, Inc.	7/30/20	$3,525
Fanatics, Inc. Class A	8/13/20 - 12/15/21	$60,327
FSN E-Commerce Ventures Private Ltd.	10/7/20 - 10/26/20	$16,851
GaN Systems, Inc. Series F1	11/30/21	$5,611
GaN Systems, Inc. Series F2	11/30/21	$2,963
GaN Systems, Inc. 0%	11/30/21	$15,508
GoBrands, Inc. Series G	3/2/21	$41,503
GoBrands, Inc. Series H	7/22/21	$40,414
Gupshup, Inc.	6/8/21	$16,223
Il Makiage Ltd.	1/6/22	$10,079
Instacart, Inc. Series H	11/13/20	$14,723
Instacart, Inc. Series I	2/26/21	$14,856
Jet.Com, Inc. Series B1 (Escrow)	3/19/18	$0
JUUL Labs, Inc. Class A	12/20/17	$453
JUUL Labs, Inc. Class B	11/21/17	$0
JUUL Labs, Inc. Series C	5/22/15 - 7/6/18	$0
JUUL Labs, Inc. Series D	6/25/18 - 7/6/18	$0
JUUL Labs, Inc. Series E	12/20/17	$321
Malwarebytes Corp. Series B	12/21/15	$10,958
Meesho Series F	9/21/21	$41,908
MOD Super Fast Pizza Holdings LLC Series 3	11/3/16	$9,415
MOD Super Fast Pizza Holdings LLC Series 4	12/14/17	$878
MOD Super Fast Pizza Holdings LLC Series 5	5/15/19	$3,590
Mountain Digital, Inc. Series D	11/5/21	$12,040
MultiPlan Corp. warrants	10/8/20	$0
Neutron Holdings, Inc.	2/4/21	$72
Neutron Holdings, Inc. Series 1C	7/3/18	$9,262
Neutron Holdings, Inc. Series 1D	1/25/19	$20,689
Neutron Holdings, Inc. 0% 10/27/25	10/29/21	$20,045
Neutron Holdings, Inc. 4% 5/22/27	6/4/20	$2,433
Neutron Holdings, Inc. 4% 6/12/27	6/12/20	$647
Nuvia, Inc. Series B	3/16/21	$1,313
Pine Labs Private Ltd.	6/30/21	$3,696
Pine Labs Private Ltd. Series 1	6/30/21	$8,833
Pine Labs Private Ltd. Series A	6/30/21	$2,207
Pine Labs Private Ltd. Series B	6/30/21	$2,401
Pine Labs Private Ltd. Series B2	6/30/21	$1,942
Pine Labs Private Ltd. Series C	6/30/21	$3,613
Pine Labs Private Ltd. Series C1	6/30/21	$761
Pine Labs Private Ltd. Series D	6/30/21	$814
Rad Power Bikes, Inc.	1/21/21	$4,477
Rad Power Bikes, Inc. Series A	1/21/21	$584
Rad Power Bikes, Inc. Series C	1/21/21	$2,297
Rad Power Bikes, Inc. Series D	9/17/21	$8,309
Rapyd Financial Network 2016 Ltd.	3/30/21	$15,000
Reddit, Inc. Series B	7/26/17	$7,442
Reddit, Inc. Series E	5/18/21	$1,861
Reddit, Inc. Series F	8/11/21	$28,249
Redwood Materials Series C	5/28/21	$16,184
Relativity Space, Inc. Series E	5/27/21	$56,645
SiMa.ai Series B	5/10/21	$14,465
Skyryse, Inc. Series B	10/21/21	$13,821
Sonder Holdings, Inc.	4/29/21 - 10/27/21	$9,910
Space Exploration Technologies Corp. Class A	10/16/15 - 2/16/21	$31,999
Space Exploration Technologies Corp. Class C	9/11/17	$376
Space Exploration Technologies Corp. Series G	1/20/15	$7,535
Space Exploration Technologies Corp. Series H	8/4/17	$3,479
Space Exploration Technologies Corp. Series N	8/4/20	$21,440
Starry, Inc. Series C	12/8/17	$5,379
Starry, Inc. Series D	3/6/19 - 7/30/20	$9,739
Starry, Inc. Series E3	3/31/21	$5,674
Stripe, Inc. Class B	5/18/21	$6,966
Stripe, Inc. Series H	3/15/21	$2,933
Tanium, Inc. Class B	4/21/17	$2,755
Tenstorrent, Inc. Series C1	4/23/21	$4,626
Tenstorrent, Inc. 0%	4/23/21	$4,320
Tory Burch LLC	5/14/15	$20,890
Veterinary Emergency Group LLC Class A	9/16/21 - 11/30/21	$9,270
Waymo LLC Series A2	5/8/20	$6,982
WeWork, Inc.	3/25/21	$36,971
Xsight Labs Ltd. Series D	2/16/21	$9,531
Yanka Industries, Inc. Series F	4/8/21	$16,221
Zomato Ltd.	12/9/20 - 2/10/21	$18,138

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.08%	$21,837	$1,594,466	$1,448,541	$7	$--	$--	$167,762	0.3%
Fidelity Securities Lending Cash Central Fund 0.08%	726,752	2,201,581	2,395,256	2,652	--	--	533,077	1.7%
Total	$748,589	$3,796,047	$3,843,797	$2,659	$--	$--	$700,839

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds(a)	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
American Eagle Outfitters, Inc.	$284,750	$17,879	$1,626	$3,166	$1,041	$(101,014)	$201,030
BARK, Inc.	--	19,491	--	--	--	(12,143)	7,348
BARK, Inc.	15,731	15,341	19,564	--	(29)	(3,684)	7,795
Switchback II Corp. Class A	--	27,269	17	--	--	--	--
The Real Good Food Co. LLC Class B unit	--	--	--	--	--	(5,369)	6,747
Tupperware Brands Corp.	91,752	--	76,724	--	(18,415)	3,387	--
Total	$392,233	$79,980	$97,931	$3,166	$(17,403)	$(118,823)	$222,920

 (a) Includes the value of securities delivered through in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Communication Services	$7,888,849	$7,664,783	$160,715	$63,351
Consumer Discretionary	14,933,978	13,799,281	775,322	359,375
Consumer Staples	441,937	296,729	6,747	138,461
Energy	1,220,942	922,117	298,825	--
Financials	778,755	678,189	63,923	36,643
Health Care	3,119,008	3,068,456	7,792	42,760
Industrials	2,916,360	2,448,668	93,320	374,372
Information Technology	21,635,039	21,203,637	27,786	403,616
Materials	595,116	511,227	21,450	62,439
Real Estate	62,870	62,870	--	--
Utilities	16,184	--	--	16,184
Corporate Bonds	24,042	--	--	24,042
Preferred Securities	47,694	--	22,721	24,973
Money Market Funds	700,839	700,839	--	--
Total Investments in Securities:	$54,381,613	$51,356,796	$1,478,601	$1,546,216
Net unrealized depreciation on unfunded commitments	$(179)	$--	$(179)	$--

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

(Amounts in thousands)
Investments in Securities:
Beginning Balance	$1,402,452
Net Realized Gain (Loss) on Investment Securities	--
Net Unrealized Gain (Loss) on Investment Securities	129,723
Cost of Purchases	311,494
Proceeds of Sales	(20,222)
Amortization/Accretion	--
Transfers into Level 3	877
Transfers out of Level 3	(278,108)
Ending Balance	$1,546,216
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2022	$129,723

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Cost of purchases and proceeds of sales may include securities received and/or delivered through in-kind transactions. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		January 31, 2022 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $557,679) — See accompanying schedule: Unaffiliated issuers (cost $25,639,959)	$53,457,854
Fidelity Central Funds (cost $700,839)	700,839
Other affiliated issuers (cost $213,317)	222,920
Total Investment in Securities (cost $26,554,115)		$54,381,613
Restricted cash		2,173
Foreign currency held at value (cost $5,364)		5,364
Receivable for investments sold		192,183
Receivable for fund shares sold		195,665
Dividends receivable		9,142
Interest receivable		204
Distributions receivable from Fidelity Central Funds		570
Prepaid expenses		44
Other receivables		1,007
Total assets		54,787,965
Liabilities
Payable for investments purchased	$220,425
Unrealized depreciation on unfunded commitments	179
Payable for fund shares redeemed	83,482
Accrued management fee	30,740
Other affiliated payables	5,532
Other payables and accrued expenses	28,112
Collateral on securities loaned	533,039
Total liabilities		901,509
Net Assets		$53,886,456
Net Assets consist of:
Paid in capital		$25,615,070
Total accumulated earnings (loss)		28,271,386
Net Assets		$53,886,456
Net Asset Value and Maximum Offering Price
Blue Chip Growth:
Net Asset Value, offering price and redemption price per share ($46,514,592 ÷ 285,928 shares)		$162.68
Class K:
Net Asset Value, offering price and redemption price per share ($7,371,864 ÷ 45,153 shares)		$163.26

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended January 31, 2022 (Unaudited)
Investment Income
Dividends (including $3,166 earned from other affiliated issuers)		$107,984
Interest		95
Income from Fidelity Central Funds (including $2,652 from security lending)		2,659
Total income		110,738
Expenses
Management fee
Basic fee	$154,298
Performance adjustment	37,747
Transfer agent fees	31,823
Accounting fees	1,273
Custodian fees and expenses	452
Independent trustees' fees and expenses	103
Registration fees	449
Audit	89
Legal	43
Interest	46
Miscellaneous	103
Total expenses before reductions	226,426
Expense reductions	(910)
Total expenses after reductions		225,516
Net investment income (loss)		(114,778)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	1,485,979
Affiliated issuers	(17,403)
Foreign currency transactions	162
Total net realized gain (loss)		1,468,738
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers (net of increase in deferred foreign taxes of $13,556)	(4,518,636)
Affiliated issuers	(118,823)
Unfunded commitments	16,981
Assets and liabilities in foreign currencies	(3)
Total change in net unrealized appreciation (depreciation)		(4,620,481)
Net gain (loss)		(3,151,743)
Net increase (decrease) in net assets resulting from operations		$(3,266,521)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended January 31, 2022 (Unaudited)	Year ended July 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(114,778)	$(208,750)
Net realized gain (loss)	1,468,738	6,541,185
Change in net unrealized appreciation (depreciation)	(4,620,481)	11,099,412
Net increase (decrease) in net assets resulting from operations	(3,266,521)	17,431,847
Distributions to shareholders	(4,919,349)	(2,930,025)
Share transactions - net increase (decrease)	5,119,059	4,804,160
Total increase (decrease) in net assets	(3,066,811)	19,305,982
Net Assets
Beginning of period	56,953,267	37,647,285
End of period	$53,886,456	$56,953,267

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Blue Chip Growth Fund

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$187.79	$138.12	$103.05	$99.75	$83.20	$69.52
Income from Investment Operations
Net investment income (loss)A,B	(.37)	(.73)	(.17)	(.04)	.11C	.11
Net realized and unrealized gain (loss)	(8.71)	60.84	39.23	8.65	20.20	16.30
Total from investment operations	(9.08)	60.11	39.06	8.61	20.31	16.41
Distributions from net investment income	–	–	–	(.11)	(.08)	(.15)
Distributions from net realized gain	(16.03)	(10.44)	(3.99)	(5.20)	(3.68)	(2.58)
Total distributions	(16.03)	(10.44)	(3.99)	(5.31)	(3.76)	(2.73)
Net asset value, end of period	$162.68	$187.79	$138.12	$103.05	$99.75	$83.20
Total ReturnD,E	(5.59)%	45.70%	39.45%	9.09%	25.21%	24.48%
Ratios to Average Net AssetsB,F,G
Expenses before reductions	.78%H	.79%	.79%	.80%	.72%	.70%
Expenses net of fee waivers, if any	.78%H	.79%	.79%	.80%	.72%	.70%
Expenses net of all reductions	.78%H	.78%	.78%	.80%	.72%	.69%
Net investment income (loss)	(.40)%H	(.44)%	(.16)%	(.04)%	.12%C	.15%
Supplemental Data
Net assets, end of period (in millions)	$46,515	$48,318	$31,023	$23,023	$20,714	$16,993
Portfolio turnover rateI	36%H,J	41%J	49%J	45%J	41%J	43%J

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.09 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .02%.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Blue Chip Growth Fund Class K

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$188.45	$138.50	$103.24	$99.92	$83.34	$69.67
Income from Investment Operations
Net investment income (loss)A,B	(.30)	(.60)	(.08)	.05	.20C	.19
Net realized and unrealized gain (loss)	(8.74)	61.04	39.33	8.66	20.22	16.32
Total from investment operations	(9.04)	60.44	39.25	8.71	20.42	16.51
Distributions from net investment income	–	–	–	(.19)	(.16)	(.27)
Distributions from net realized gain	(16.15)	(10.49)	(3.99)	(5.20)	(3.68)	(2.58)
Total distributions	(16.15)	(10.49)	(3.99)	(5.39)	(3.84)	(2.84)D
Net asset value, end of period	$163.26	$188.45	$138.50	$103.24	$99.92	$83.34
Total ReturnE,F	(5.55)%	45.83%	39.57%	9.20%	25.33%	24.63%
Ratios to Average Net AssetsB,G,H
Expenses before reductions	.70%I	.71%	.70%	.70%	.62%	.59%
Expenses net of fee waivers, if any	.70%I	.71%	.69%	.70%	.62%	.59%
Expenses net of all reductions	.70%I	.70%	.69%	.70%	.62%	.58%
Net investment income (loss)	(.32)%I	(.36)%	(.07)%	.05%	.22%C	.26%
Supplemental Data
Net assets, end of period (in millions)	$7,372	$8,635	$6,625	$5,316	$5,669	$5,665
Portfolio turnover rateJ	36%I,K	41%K	49%K	45%K	41%K	43%K

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.09 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .12%.

 D Total distributions per share do not sum due to rounding.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended January 31, 2022
(Amounts in thousands except percentages)

1. Organization.

Fidelity Blue Chip Growth Fund (the Fund) is a fund of Fidelity Securities Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Blue Chip Growth and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – Unadjusted quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in Input(a)
Equities	$ 1,497,201	Market comparable	Discount rate	40.0% - 75.0% / 40.1%	Decrease
			Enterprise value/EBITDA multiple (EV/EBITDA)	9.7 - 21.2 / 16.8	Increase
			Enterprise value/Sales multiple (EV/S)	3.0 - 21.0 / 8.3	Increase
			Price/Earnings multiple (P/E)	7.1	Increase
			Enterprise value/Gross profit (EV/GP)	12.5	Increase
			Discount for lack of marketability	10.0% - 15.0% / 12.7%	Decrease
			Premium rate	25.0% - 34.0% / 29.9%	Increase
			Liquidity preference	$194.79 - $218.56 / $206.61	Increase
		Recovery value	Recovery value	0.0% - 5.3% / 3.5%	Increase
			Discount for lack of marketability	5.0%	Decrease
		Market approach	Transaction price	$1.11 - $860.82 / $252.50	Increase
			Discount rate	9.2%	Decrease
			Discount for lack of marketability	10.0%	Decrease
			Premium rate	20.2% - 27.4% / 25.4%	Increase
		Discounted cash flow	Weighted average cost of capital (WACC)	45.0%	Decrease
			Growth rate	5.0%	Increase
		Recovery value	Recovery value	0.5% - 1.7% / 1.2%	Increase
			Discount for lack of marketability	5.0%	Decrease
Corporate Bonds	$24,042	Market approach	Transaction price	$100.00	Increase
Preferred Securities	$24,973	Market approach	Transaction price	$100.00	Increase

 (a) Represents the directional change in the fair value of the Level 3 investments that could have resulted from an increase in the corresponding input as of period end. A decrease to the unobservable input would have had the opposite effect. Significant changes in these inputs may have resulted in a significantly higher or lower fair value measurement at period end.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of January 31, 2022, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Fidelity Blue Chip Growth Fund	$963

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), defaulted bonds, redemptions in kind, partnerships, deferred Trustees compensation, net operating losses and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$29,764,953
Gross unrealized depreciation	(2,009,876)
Net unrealized appreciation (depreciation)	$27,755,077
Tax cost	$26,626,536

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

Special Purpose Acquisition Companies. Funds may invest in stock, warrants, and other securities of special purpose acquisition companies (SPACs) or similar special purpose entities. A SPAC is a publicly traded company that raises investment capital via an initial public offering (IPO) for the purpose of acquiring the equity securities of one or more existing companies via merger, business combination, acquisition or other similar transactions within a designated time frame.

Private Investment in Public Equity. Funds may acquire equity securities of an issuer through a private investment in a public equity (PIPE) transaction, including through commitments to purchase securities on a when-issued basis. A PIPE typically involves the purchase of securities directly from a publicly traded company in a private placement transaction. Securities purchased through PIPE transactions will be restricted from trading and considered illiquid until a resale registration statement for the shares is filed and declared effective.

At the current and/or prior period end, the Fund had commitments to purchase when-issued securities through PIPE transactions with SPACs. The commitments are contingent upon the SPACs acquiring the securities of target companies. Unrealized appreciation (depreciation) on any commitments outstanding at period end is separately presented in the Statements of Assets and Liabilities as Unrealized appreciation (depreciation) on unfunded commitments, and any change in unrealized appreciation (depreciation) on unfunded commitments during the period is separately presented in the Statement of Operations, as applicable. The total amount of commitments outstanding at period end is presented in the table below.

Commitment Amount
Fidelity Blue Chip Growth Fund	$1,604

Consolidated Subsidiary. The Funds included in the table below hold certain investments through a wholly-owned subsidiary ("Subsidiary"), which may be subject to federal and state taxes upon disposition.

As of period end, investments in Subsidiaries were as follows:

	$ Amount	% of Net Assets
Fidelity Blue Chip Growth Fund	59,921.11

The financial statements have been consolidated to include the Subsidiary accounts where applicable. Accordingly, all inter-company transactions and balances have been eliminated.

At period end, any estimated tax liability for these investments is presented as "Deferred taxes" in the Statement of Assets and Liabilities and included in "Change in net unrealized appreciation (depreciation) on investment securities" in the Statement of Operations. The tax liability incurred may differ materially depending on conditions when these investments are disposed. Any cash held by a Subsidiary is restricted as to its use and is presented as "Restricted cash" in the Statement of Assets and Liabilities, if applicable.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Blue Chip Growth Fund	10,745,343	10,658,329

Unaffiliated Redemptions In-Kind. Shares that were redeemed in-kind for investments, including accrued interest and cash, if any, are shown in the table below. The net realized gain or loss on investments delivered through in-kind redemptions is included in the accompanying Statement of Operations. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss ($)	Total Proceeds ($)	Participating classes
Fidelity Blue Chip Growth Fund	1,250	155,214	233,881	Blue Chip Growth, Class K

Prior Fiscal Year Unaffiliated Redemptions In-Kind. Shares that were redeemed in-kind for investments, including accrued interest and cash, if any, are shown in the table below; along with realized gain or loss on investments delivered through in-kind redemptions. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss ($)	Total Proceeds ($)	Participating classes
Fidelity Blue Chip Growth Fund	3,999	470,324	671,180	Blue Chip Growth, Class K

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .22% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Blue Chip Growth as compared to its benchmark index, the Russell 1000 Growth Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .65% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class K. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Blue Chip Growth	$30,132.12
Class K	1,691.04
	$31,823

 (a) Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Blue Chip Growth Fund	–(a)

 (a) Amount represents less than 0.005%

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Blue Chip Growth Fund	$233

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity Blue Chip Growth Fund	Borrower	$23,889.32%		$41

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Blue Chip Growth Fund	949,501	617,846	78,245

Other. During the period, the investment adviser reimbursed the Fund for certain losses as follows:

Amount ($)
Fidelity Blue Chip Growth Fund	118

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
Fidelity Blue Chip Growth Fund	$46

7. Security Lending.

Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Blue Chip Growth Fund	$280	$49	$1,392

8. Bank Borrowings.

The Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity requirements. The Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. Any open loans, including accrued interest, at period end are presented under the caption "Notes payable" in the Statement of Assets and Liabilities, if applicable. Activity in this program during the period for which loans were outstanding was as follows:

	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity Blue Chip Growth Fund	$16,210.58%		$5

9. Expense Reductions.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $910.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2022	Year ended July 31, 2021
Fidelity Blue Chip Growth Fund
Distributions to shareholders
Blue Chip Growth	$4,200,150	$2,429,319
Class K	719,199	500,706
Total	$4,919,349	$2,930,025

11. Share Transactions.

Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended January 31, 2022	Year ended July 31, 2021	Six months ended January 31, 2022	Year ended July 31, 2021
Fidelity Blue Chip Growth Fund
Blue Chip Growth
Shares sold	33,691	70,865	$6,110,471	$11,644,088
Reinvestment of distributions	21,852	15,428	3,946,135	2,291,021
Shares redeemed	(26,920)	(53,595)	(4,799,206)	(8,742,664)
Net increase (decrease)	28,623	32,698	$5,257,400	$5,192,445
Class K
Shares sold	4,081	11,284	$649,653	$1,843,570
Reinvestment of distributions	3,969	3,365	719,196	500,706
Shares redeemed	(8,719)	(16,657)	(1,507,190)	(2,732,561)
Net increase (decrease)	(669)	(2,008)	$(138,341)	$(388,285)

12. Other.

A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

13. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2021 to January 31, 2022).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value August 1, 2021	Ending Account Value January 31, 2022	Expenses Paid During Period-B August 1, 2021 to January 31, 2022
Fidelity Blue Chip Growth Fund
Blue Chip Growth	.78%
Actual		$1,000.00	$944.10	$3.82
Hypothetical-C		$1,000.00	$1,021.27	$3.97
Class K	.70%
Actual		$1,000.00	$944.50	$3.43
Hypothetical-C		$1,000.00	$1,021.68	$3.57

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

BCF-SANN-0422
1.700126.125

Fidelity® Blue Chip Growth K6 Fund

Semi-Annual Report

January 31, 2022

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

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This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of COVID-19 emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and corporate earnings. On March 11, 2020, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread. The pandemic prompted a number of measures to limit the spread of COVID-19, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. To help stem the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

In general, the overall impact of the pandemic lessened in 2021, amid a resilient economy and widespread distribution of three COVID-19 vaccines granted emergency use authorization from the U.S. Food and Drug Administration (FDA) early in the year. Still, the situation remains dynamic, and the extent and duration of its influence on financial markets and the economy is highly uncertain, due in part to a recent spike in cases based on highly contagious variants of the coronavirus.

Extreme events such as the COVID-19 crisis are exogenous shocks that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets. Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we continue to take extra steps to be responsive to customer needs. We encourage you to visit us online, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Top Ten Stocks as of January 31, 2022

% of fund's net assets
Apple, Inc.	10.5
Microsoft Corp.	6.6
Amazon.com, Inc.	6.4
Alphabet, Inc. Class A	6.1
NVIDIA Corp.	5.8
Tesla, Inc.	4.4
Meta Platforms, Inc. Class A	4.3
Marvell Technology, Inc.	3.6
Salesforce.com, Inc.	1.7
Lowe's Companies, Inc.	1.7
51.1

Top Five Market Sectors as of January 31, 2022

% of fund's net assets
Information Technology	40.8
Consumer Discretionary	28.2
Communication Services	14.1
Health Care	5.9
Industrials	5.0

Asset Allocation (% of fund's net assets)

As of January 31, 2022*
Stocks	98.2%
Convertible Securities	1.3%
Other Investments	0.1%
Short-Term Investments and Net Other Assets (Liabilities)	0.4%

 * Foreign investments - 7.8%

Schedule of Investments January 31, 2022 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.1%
	Shares	Value
COMMUNICATION SERVICES - 14.0%
Entertainment - 2.4%
Endeavor Group Holdings, Inc. (a)	75,492	$2,368,184
Endeavor Group Holdings, Inc. Class A (b)	85,166	2,671,657
Netflix, Inc. (a)	189,428	80,912,276
Roblox Corp. (a)	131,720	8,675,079
Roku, Inc. Class A (a)	56,323	9,239,788
Sea Ltd. ADR (a)	328,266	49,341,662
		153,208,646
Interactive Media & Services - 11.4%
Alphabet, Inc. Class A (a)	146,385	396,128,057
Bumble, Inc.	62,300	1,838,473
Meta Platforms, Inc. Class A (a)	878,028	275,051,051
Snap, Inc. Class A (a)(c)	1,459,956	47,506,968
Tencent Holdings Ltd.	260,642	16,332,422
ZipRecruiter, Inc. (a)	110,395	2,394,468
		739,251,439
Media - 0.2%
Criteo SA sponsored ADR (a)	105,433	3,563,635
DISH Network Corp. Class A (a)	221,298	6,948,757
		10,512,392

TOTAL COMMUNICATION SERVICES		902,972,477

CONSUMER DISCRETIONARY - 27.9%
Automobiles - 5.4%
Ford Motor Co.	285,588	5,797,436
General Motors Co. (a)	187,426	9,882,973
Neutron Holdings, Inc. (a)(b)(d)	491,550	34,409
Rad Power Bikes, Inc. (a)(b)(d)	101,681	974,490
Rivian Automotive, Inc. (c)	63,987	4,206,505
Rivian Automotive, Inc.	369,880	21,884,320
Tesla, Inc. (a)	304,726	285,442,939
XPeng, Inc.:
ADR (a)	483,746	16,974,647
Class A	57,010	994,332
		346,192,051
Diversified Consumer Services - 0.0%
Mister Car Wash, Inc.	52,365	900,678
Hotels, Restaurants & Leisure - 4.4%
Airbnb, Inc. Class A (a)	454,508	69,980,597
Booking Holdings, Inc. (a)	3,000	7,368,390
Caesars Entertainment, Inc. (a)	391,732	29,826,474
Chipotle Mexican Grill, Inc. (a)	16,089	23,901,497
Churchill Downs, Inc.	52,434	11,026,870
Dutch Bros, Inc. (c)	53,671	2,798,943
Evolution AB (e)	21,740	2,704,830
Expedia, Inc. (a)	112,018	20,531,779
Flutter Entertainment PLC (a)	5,355	815,961
Hilton Worldwide Holdings, Inc. (a)	141,047	20,467,330
Marriott International, Inc. Class A (a)	169,270	27,272,782
MGM Resorts International	202,938	8,669,511
Penn National Gaming, Inc. (a)	908,838	41,452,101
Planet Fitness, Inc. (a)	15,800	1,400,512
Sweetgreen, Inc.	326,881	8,899,335
Sweetgreen, Inc. Class A (c)	150,266	4,545,547
Vail Resorts, Inc.	16,417	4,549,151
		286,211,610
Household Durables - 0.2%
Lennar Corp. Class A	51,714	4,970,233
Tempur Sealy International, Inc.	184,644	7,350,678
TRI Pointe Homes, Inc. (a)	40,926	974,448
		13,295,359
Internet & Direct Marketing Retail - 7.5%
Amazon.com, Inc. (a)	138,472	414,234,834
BARK, Inc. (a)(c)	251,313	947,450
BARK, Inc. (b)	220,630	831,775
Cazoo Group Ltd.	438,858	1,976,178
Chewy, Inc. (a)(c)	199,132	9,480,675
Deliveroo PLC Class A (a)(e)	1,042,122	2,189,461
Delivery Hero AG (a)(e)	9,579	739,403
Doordash, Inc. (a)	64,568	7,327,822
Etsy, Inc. (a)	65,658	10,313,559
FSN E-Commerce Ventures Private Ltd. (a)(b)	629,400	11,847,840
Global-e Online Ltd. (a)	79,585	2,841,980
JD.com, Inc.:
Class A (a)	15,559	589,708
sponsored ADR (a)	21,100	1,579,968
Overstock.com, Inc. (a)(c)	44,617	2,138,939
Pinduoduo, Inc. ADR (a)	47,700	2,854,368
Wayfair LLC Class A (a)	86,919	13,552,410
Zomato Ltd. (a)(b)	2,860,900	3,121,155
		486,567,525
Leisure Products - 0.0%
Peloton Interactive, Inc. Class A (a)	82,542	2,255,873
Multiline Retail - 0.5%
Dollar Tree, Inc. (a)	189,884	24,916,578
Ollie's Bargain Outlet Holdings, Inc. (a)	98,101	4,702,962
		29,619,540
Specialty Retail - 6.0%
American Eagle Outfitters, Inc. (c)	996,228	22,743,885
Aritzia, Inc. (a)	154,408	7,163,151
Bath & Body Works, Inc.	98,116	5,501,364
Burlington Stores, Inc. (a)	94,973	22,501,953
Carvana Co. Class A (a)	241,177	39,085,145
Citi Trends, Inc. (a)(c)	39,152	1,907,485
Dick's Sporting Goods, Inc.	151,447	17,476,984
Fanatics, Inc. Class A (b)(d)	183,732	12,464,379
Five Below, Inc. (a)	136,501	22,386,164
Floor & Decor Holdings, Inc. Class A (a)	194,779	21,176,373
Foot Locker, Inc.	114,751	5,127,075
JD Sports Fashion PLC	782,640	2,006,822
Lowe's Companies, Inc.	464,748	110,307,938
RH (a)	89,031	35,863,467
Signet Jewelers Ltd.	86,759	7,472,553
The Children's Place, Inc. (a)(c)	30,206	2,137,075
TJX Companies, Inc.	219,820	15,820,445
Victoria's Secret & Co. (a)	413,084	23,062,480
Warby Parker, Inc. (a)(c)	263,879	9,808,382
		384,013,120
Textiles, Apparel & Luxury Goods - 3.9%
Allbirds, Inc.:
Class A (c)	14,632	180,852
Class B	27,500	305,910
Capri Holdings Ltd. (a)	560,923	33,694,645
Crocs, Inc. (a)	257,351	26,409,360
Deckers Outdoor Corp. (a)	69,829	22,361,341
Hermes International SCA	1,404	2,107,992
lululemon athletica, Inc. (a)	142,311	47,497,719
LVMH Moet Hennessy Louis Vuitton SE	14,440	11,860,690
Moncler SpA	92,131	5,912,927
NIKE, Inc. Class B	447,078	66,198,839
On Holding AG	54,690	1,442,175
PVH Corp.	218,478	20,757,595
Tapestry, Inc.	378,662	14,370,223
		253,100,268

TOTAL CONSUMER DISCRETIONARY		1,802,156,024

CONSUMER STAPLES - 0.6%
Beverages - 0.5%
Boston Beer Co., Inc. Class A (a)	20,700	8,711,181
Celsius Holdings, Inc. (a)(c)	428,169	20,436,506
		29,147,687
Food & Staples Retailing - 0.0%
Blink Health, Inc. Series A1 (a)(b)(d)	5,757	219,802
Food Products - 0.0%
Sovos Brands, Inc.	28,366	416,129
The Real Good Food Co. LLC Class B unit	139,520	745,874
The Real Good Food Co., Inc.	6,198	36,816
		1,198,819
Household Products - 0.0%
Procter & Gamble Co.	17,800	2,856,010
Personal Products - 0.1%
Olaplex Holdings, Inc.	132,273	2,888,842
Tobacco - 0.0%
JUUL Labs, Inc. Class A (a)(b)(d)	23,134	1,002,165

TOTAL CONSUMER STAPLES		37,313,325

ENERGY - 2.3%
Energy Equipment & Services - 0.1%
Halliburton Co.	73,100	2,247,094
Oil, Gas & Consumable Fuels - 2.2%
Cenovus Energy, Inc. (Canada)	214,738	3,123,554
Cheniere Energy, Inc.	29,154	3,262,333
Denbury, Inc. (a)	87,564	6,579,559
Devon Energy Corp.	182,890	9,248,747
Diamondback Energy, Inc.	116,492	14,696,631
EOG Resources, Inc.	166,641	18,577,139
Hess Corp.	243,796	22,499,933
Marathon Oil Corp.	69,400	1,351,218
PDC Energy, Inc.	12,100	717,167
Phillips 66 Co.	87,485	7,417,853
Pioneer Natural Resources Co.	46,751	10,233,326
Range Resources Corp. (a)	64,253	1,236,870
Reliance Industries Ltd.	981,591	31,653,711
Reliance Industries Ltd. sponsored GDR (e)	47,278	3,041,571
Tourmaline Oil Corp.	40,745	1,452,672
Valero Energy Corp.	93,072	7,722,184
		142,814,468

TOTAL ENERGY		145,061,562

FINANCIALS - 1.4%
Banks - 0.6%
Bank of America Corp.	165,576	7,639,677
Kotak Mahindra Bank Ltd. (a)	72,602	1,820,905
Wells Fargo & Co.	517,186	27,824,607
		37,285,189
Capital Markets - 0.4%
Goldman Sachs Group, Inc.	31,151	11,048,637
Morgan Stanley	146,184	14,989,707
		26,038,344
Consumer Finance - 0.2%
American Express Co.	73,252	13,172,175
LendingClub Corp. (a)	100,238	1,880,465
		15,052,640
Diversified Financial Services - 0.2%
Ant International Co. Ltd. Class C (a)(b)(d)	403,977	719,079
Sonder Holdings, Inc. (b)	118,824	1,018,084
Sonder Holdings, Inc.	69,768	597,772
Sonder Holdings, Inc.	51,433	440,678
Sonder Holdings, Inc.:
rights 1/18/27 (a)(d)	1,448	7,718
rights 1/18/27 (a)(d)	1,447	6,193
rights 1/18/27 (a)(d)	1,447	4,963
rights 1/18/27 (a)(d)	1,447	3,979
rights 1/18/27 (a)(d)	1,447	3,212
rights 1/18/27 (a)(d)	1,447	2,590
WeWork, Inc. (a)(c)	813,680	6,045,642
WeWork, Inc. (b)	407,536	3,027,992
		11,877,902
Thrifts & Mortgage Finance - 0.0%
Housing Development Finance Corp. Ltd.	65,160	2,224,700

TOTAL FINANCIALS		92,478,775

HEALTH CARE - 5.9%
Biotechnology - 1.0%
ADC Therapeutics SA (a)	43,003	683,318
Alnylam Pharmaceuticals, Inc. (a)	84,351	11,606,698
Arcutis Biotherapeutics, Inc. (a)	53,032	801,314
Argenx SE ADR (a)	9,624	2,591,358
Ascendis Pharma A/S sponsored ADR (a)	46,232	5,623,660
Avidity Biosciences, Inc. (a)	21,841	362,997
Biohaven Pharmaceutical Holding Co. Ltd. (a)	9,598	1,275,286
Cerevel Therapeutics Holdings (a)	71,553	1,863,240
Cibus Corp.:
Series C (a)(b)(d)(f)	133,810	215,434
Series D (a)(b)(d)(f)	134,400	216,384
Series E (a)(b)(d)(f)	232,441	374,230
Day One Biopharmaceuticals, Inc. (a)(c)	74,177	1,094,111
Erasca, Inc.	38,695	458,536
Generation Bio Co. (a)	73,359	476,834
Horizon Therapeutics PLC (a)	203,679	19,009,361
Immunocore Holdings PLC ADR	118	2,663
Instil Bio, Inc. (a)	64,714	751,330
Karuna Therapeutics, Inc. (a)	18,011	2,000,302
Recursion Pharmaceuticals, Inc. (a)(c)	53,209	629,995
Regeneron Pharmaceuticals, Inc. (a)	8,901	5,417,060
Relay Therapeutics, Inc. (a)	30,777	681,095
Revolution Medicines, Inc. (a)	48,533	1,044,430
Turning Point Therapeutics, Inc. (a)	51,741	1,926,317
Twist Bioscience Corp. (a)	4,456	264,776
Verve Therapeutics, Inc.	55,414	1,597,031
Xencor, Inc. (a)	36,250	1,245,913
		62,213,673
Health Care Equipment & Supplies - 1.9%
Axonics Modulation Technologies, Inc. (a)	77,558	3,678,576
Boston Scientific Corp. (a)	84,351	3,618,658
DexCom, Inc. (a)	78,253	33,686,351
Edwards Lifesciences Corp. (a)	11,600	1,266,720
Figs, Inc. Class A (a)(c)	65,006	1,461,335
Il Makiage Ltd. (b)(d)	1,393	1,199,122
InMode Ltd. (a)	36,937	1,781,472
Insulet Corp. (a)	31,178	7,732,144
Intuitive Surgical, Inc. (a)	148,655	42,244,778
Outset Medical, Inc. (a)	27,182	1,010,899
Shockwave Medical, Inc. (a)	93,921	13,615,727
Tandem Diabetes Care, Inc. (a)	83,207	9,827,579
		121,123,361
Health Care Providers & Services - 0.5%
agilon health, Inc. (a)	77,051	1,277,506
Alignment Healthcare, Inc. (a)	101,465	771,134
Centene Corp. (a)	22,800	1,772,928
Guardant Health, Inc. (a)	136,434	9,488,985
LifeStance Health Group, Inc.	297,445	2,269,505
Surgery Partners, Inc. (a)	70,683	3,016,044
UnitedHealth Group, Inc.	35,888	16,959,592
		35,555,694
Health Care Technology - 0.1%
Certara, Inc. (a)	46,721	1,248,852
Doximity, Inc.	100,945	4,600,064
GoodRx Holdings, Inc. (a)	10,500	252,105
Medlive Technology Co. Ltd. (e)	225,000	365,314
MultiPlan Corp. warrants (a)(b)	13,856	5,633
		6,471,968
Life Sciences Tools & Services - 0.8%
10X Genomics, Inc. (a)	37,678	3,627,261
23andMe Holding Co. Class B (e)	14,919	69,672
Avantor, Inc. (a)	221,429	8,265,945
Bio-Rad Laboratories, Inc. Class A (a)	4,408	2,643,610
Danaher Corp.	75,420	21,554,282
ICON PLC (a)	11,800	3,135,496
Maravai LifeSciences Holdings, Inc. (a)	93,682	2,709,283
Nanostring Technologies, Inc. (a)	33,063	1,147,947
Olink Holding AB ADR (a)	76,211	1,233,094
Pacific Biosciences of California, Inc. (a)	32,914	367,979
Seer, Inc. (a)	18,589	292,405
Thermo Fisher Scientific, Inc.	5,869	3,411,650
Veterinary Emergency Group LLC Class A (b)(d)(f)	33,700	1,083,260
		49,541,884
Pharmaceuticals - 1.6%
Asymchem Laboratories Tianjin Co. Ltd. (H Shares) (e)	14,100	494,720
Eli Lilly & Co.	204,189	50,105,939
GH Research PLC	29,983	509,111
Intra-Cellular Therapies, Inc. (a)	65,831	3,126,314
Longboard Pharmaceuticals, Inc. (a)	15,765	66,213
Nuvation Bio, Inc. (a)	131,943	804,852
Zoetis, Inc. Class A	247,514	49,450,822
		104,557,971

TOTAL HEALTH CARE		379,464,551

INDUSTRIALS - 4.8%
Aerospace & Defense - 0.3%
Airbus Group NV (a)	33,317	4,254,354
Howmet Aerospace, Inc.	151,803	4,719,555
Space Exploration Technologies Corp. Class A (a)(b)(d)	2,200	1,232,000
The Boeing Co. (a)	47,165	9,444,320
		19,650,229
Airlines - 0.1%
Delta Air Lines, Inc. (a)	23,700	940,653
JetBlue Airways Corp. (a)	65,100	952,413
Ryanair Holdings PLC sponsored ADR (a)	27,700	3,091,874
		4,984,940
Building Products - 0.0%
The AZEK Co., Inc. (a)	64,935	2,144,803
Commercial Services & Supplies - 0.1%
ACV Auctions, Inc. Class A (a)	364,699	4,835,909
Driven Brands Holdings, Inc.	3,267	92,293
Li-Cycle Holdings Corp. (a)(c)	88,172	668,344
		5,596,546
Electrical Equipment - 0.4%
Acuity Brands, Inc.	85,105	16,300,161
Array Technologies, Inc. (a)	235,424	2,481,369
ESS Tech, Inc. Class A (a)	34,750	189,388
Generac Holdings, Inc. (a)	2,543	718,092
Sunrun, Inc. (a)	116,505	3,020,975
		22,709,985
Industrial Conglomerates - 0.3%
General Electric Co.	215,392	20,350,236
Machinery - 0.2%
AutoStore Holdings Ltd.	690,560	1,949,330
Deere & Co.	29,673	11,168,917
		13,118,247
Professional Services - 0.0%
KBR, Inc.	7,777	337,522
Recruit Holdings Co. Ltd.	45,220	2,235,162
Sterling Check Corp.	17,863	357,439
		2,930,123
Road & Rail - 3.4%
Avis Budget Group, Inc. (a)	49,082	8,647,267
Bird Global, Inc. (b)	201,367	710,826
Bird Global, Inc.	663,983	2,109,474
Bird Global, Inc.:
rights 11/4/26 (a)(d)	25,742	42,474
rights 11/4/26 (a)(d)	25,742	23,425
rights 11/4/26 (a)(d)	25,741	12,098
Class A (a)(c)	542,283	1,914,259
Hertz Global Holdings, Inc. (c)	265,731	5,117,979
Lyft, Inc. (a)	2,483,855	95,678,095
Uber Technologies, Inc. (a)(c)	2,765,685	103,436,619
		217,692,516
Transportation Infrastructure - 0.0%
Delhivery Private Ltd. (b)(d)	271,900	2,141,086

TOTAL INDUSTRIALS		311,318,711

INFORMATION TECHNOLOGY - 40.1%
Communications Equipment - 0.2%
Arista Networks, Inc. (a)	102,009	12,680,739
IT Services - 3.9%
Block, Inc. Class A (a)	163,897	20,042,964
CI&T, Inc. Class A	86,326	1,092,887
Digitalocean Holdings, Inc. (a)(c)	285,929	16,395,169
Endava PLC ADR (a)	32,279	3,925,772
Flywire Corp. (a)(c)	158,629	4,471,752
MasterCard, Inc. Class A	109,600	42,347,248
MongoDB, Inc. Class A (a)	31,773	12,871,560
Okta, Inc. (a)	68,800	13,614,832
PayPal Holdings, Inc. (a)	355,753	61,168,171
Shift4 Payments, Inc. (a)(c)	91,736	4,836,322
Shopify, Inc. Class A (a)	26,805	25,872,946
TaskUs, Inc.	92,584	2,962,688
TDCX, Inc. ADR	97,247	1,593,878
Thoughtworks Holding, Inc.	72,398	1,550,765
Twilio, Inc. Class A (a)	134,701	27,764,570
Visa, Inc. Class A	31,400	7,101,738
		247,613,262
Semiconductors & Semiconductor Equipment - 12.7%
Advanced Micro Devices, Inc. (a)	64,911	7,416,082
Allegro MicroSystems LLC (a)	31,000	879,780
ASML Holding NV	10,395	7,039,494
Cirrus Logic, Inc. (a)	79,763	7,134,003
GlobalFoundries, Inc.	323,222	15,947,773
Lam Research Corp.	7,052	4,160,116
Marvell Technology, Inc.	3,217,353	229,719,004
Microchip Technology, Inc.	17,262	1,337,460
NVIDIA Corp.	1,524,671	373,330,941
NXP Semiconductors NV	466,007	95,736,478
onsemi (a)	237,594	14,018,046
Qualcomm, Inc.	71,842	12,626,950
Silergy Corp.	10,000	1,352,714
Synaptics, Inc. (a)	18,264	3,841,832
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	86,280	10,580,516
Teradyne, Inc.	194,991	22,897,793
Wolfspeed, Inc. (a)(c)	41,229	3,885,421
Xilinx, Inc.	34,700	6,716,185
		818,620,588
Software - 12.8%
Adobe, Inc. (a)	150,724	80,531,833
Amplitude, Inc. (a)(c)	133,156	5,234,362
AppLovin Corp. (a)(c)	120,756	7,779,102
Atlassian Corp. PLC (a)	31,598	10,248,495
AvidXchange Holdings, Inc.	87,314	904,573
Braze, Inc.	5,375	268,858
Cadence Design Systems, Inc. (a)	48,137	7,323,563
Cipher Mining, Inc. (a)	98,992	300,936
Confluent, Inc.	55,767	3,646,604
Coupa Software, Inc. (a)	68,993	9,263,690
Crowdstrike Holdings, Inc. (a)	53,726	9,705,065
Datadog, Inc. Class A (a)	25,748	3,762,040
DoubleVerify Holdings, Inc. (a)	333,575	9,226,685
EngageSmart, Inc.	216,655	4,736,078
Epic Games, Inc. (a)(b)(d)	607	520,011
Expensify, Inc. (c)	90,477	2,646,452
Freshworks, Inc. (c)	70,126	1,525,241
GitLab, Inc. (c)	27,665	1,770,837
HashiCorp, Inc.	23,400	1,553,526
HubSpot, Inc. (a)	49,444	24,168,227
Intuit, Inc.	47,476	26,360,099
Microsoft Corp.	1,364,708	424,396,894
Pine Labs Private Ltd. (b)(d)	1,109	675,736
Qualtrics International, Inc.	144,129	4,218,656
Riskified Ltd.:
Class A (e)	42,037	292,998
Class B (a)	84,074	585,996
Salesforce.com, Inc. (a)	481,938	112,113,237
Samsara, Inc. (c)	107,800	1,951,180
SentinelOne, Inc.	61,143	2,736,149
ServiceNow, Inc. (a)	28,344	16,603,348
Stripe, Inc. Class B (a)(b)(d)	19,200	696,000
The Trade Desk, Inc. (a)	112,683	7,835,976
UiPath, Inc. Class A (a)(c)	163,840	5,985,075
Volue A/S (a)	296,635	1,768,146
Workday, Inc. Class A (a)	45,397	11,485,895
Zoom Video Communications, Inc. Class A (a)	157,250	24,260,530
		827,082,093
Technology Hardware, Storage & Peripherals - 10.5%
Apple, Inc.	3,884,865	678,996,696

TOTAL INFORMATION TECHNOLOGY		2,584,993,378

MATERIALS - 1.0%
Chemicals - 0.6%
CF Industries Holdings, Inc.	92,566	6,375,020
Corteva, Inc.	45,232	2,174,755
LG Chemical Ltd.	4,810	2,578,099
Nutrien Ltd.	238,909	16,685,947
Olin Corp.	9,038	457,955
The Mosaic Co.	316,633	12,649,488
		40,921,264
Metals & Mining - 0.4%
Freeport-McMoRan, Inc.	633,622	23,583,411

TOTAL MATERIALS		64,504,675

REAL ESTATE - 0.1%
Equity Real Estate Investment Trusts (REITs) - 0.1%
Simon Property Group, Inc.	58,677	8,637,254
TOTAL COMMON STOCKS
(Cost $4,101,104,640)		6,328,900,732

Preferred Stocks - 1.4%
Convertible Preferred Stocks - 1.3%
COMMUNICATION SERVICES - 0.1%
Diversified Telecommunication Services - 0.0%
Starry, Inc.:
Series C (a)(b)	158,250	241,319
Series D (a)(b)	553,263	843,682
Series E3 (b)	373,793	570,004
		1,655,005
Interactive Media & Services - 0.1%
Reddit, Inc.:
Series E (b)(d)	4,835	298,776
Series F (b)(d)	51,156	3,161,154
		3,459,930
TOTAL COMMUNICATION SERVICES		5,114,935
CONSUMER DISCRETIONARY - 0.3%
Automobiles - 0.0%
Rad Power Bikes, Inc.:
Series A (b)(d)	13,256	127,043
Series C (b)(d)	52,162	499,910
Series D (b)(d)	102,800	985,215
		1,612,168
Internet & Direct Marketing Retail - 0.2%
GoBrands, Inc.:
Series G (b)(d)	18,300	7,109,367
Series H (b)(d)	11,467	4,454,815
Instacart, Inc.:
Series H (a)(b)(d)	27,205	2,549,653
Series I (b)(d)	13,064	1,224,358
		15,338,193
Textiles, Apparel & Luxury Goods - 0.1%
Algolia SAS Series D (b)(d)	30,436	890,102
CelLink Corp. Series D (b)(d)	92,760	1,931,625
Discord, Inc. Series I (b)(d)	700	385,437
		3,207,164
TOTAL CONSUMER DISCRETIONARY		20,157,525
CONSUMER STAPLES - 0.1%
Food & Staples Retailing - 0.0%
Blink Health, Inc. Series C (a)(b)(d)	16,970	647,915
Food Products - 0.1%
AgBiome LLC Series C (a)(b)(d)	68,700	407,239
Bowery Farming, Inc. Series C1 (b)(d)	17,874	1,076,896
		1,484,135
Tobacco - 0.0%
JUUL Labs, Inc. Series E (a)(b)(d)	12,508	541,847
TOTAL CONSUMER STAPLES		2,673,897
INDUSTRIALS - 0.2%
Aerospace & Defense - 0.2%
ABL Space Systems:
Series B (b)(d)	29,724	2,021,116
Series B2 (b)(d)	17,155	1,166,473
Relativity Space, Inc. Series E (b)(d)	276,014	6,302,807
Space Exploration Technologies Corp. Series N (a)(b)(d)	8,141	4,558,960
		14,049,356
Construction & Engineering - 0.0%
Beta Technologies, Inc. Series A (b)(d)	11,104	813,590
TOTAL INDUSTRIALS		14,862,946
INFORMATION TECHNOLOGY - 0.5%
Communications Equipment - 0.1%
Meesho Series F (b)(d)	63,600	4,876,358
Xsight Labs Ltd. Series D (b)(d)	130,900	1,306,382
		6,182,740
Electronic Equipment & Components - 0.0%
Enevate Corp. Series E (b)(d)	1,325,513	1,469,575
IT Services - 0.1%
ByteDance Ltd. Series E1 (a)(b)(d)	31,950	4,749,687
Yanka Industries, Inc. Series F (b)(d)	55,991	1,784,814
		6,534,501
Semiconductors & Semiconductor Equipment - 0.1%
Astera Labs, Inc. Series C (b)(d)	180,900	730,836
GaN Systems, Inc.:
Series F1 (b)(d)	78,477	665,485
Series F2 (b)(d)	41,439	351,403
SiMa.ai Series B (b)(d)	313,000	2,043,890
Tenstorrent, Inc. Series C1 (b)(d)	8,600	645,344
		4,436,958
Software - 0.2%
Bolt Technology OU Series E (b)(d)	20,165	5,210,505
Databricks, Inc.:
Series G (b)(d)	16,000	3,527,238
Series H (b)(d)	10,524	2,320,041
Mountain Digital, Inc. Series D (b)(d)	62,139	1,427,041
Nuvia, Inc. Series B (a)(b)	178,648	145,995
Skyryse, Inc. Series B (b)(d)	67,400	1,663,430
Stripe, Inc. Series H (b)(d)	8,086	293,118
		14,587,368
TOTAL INFORMATION TECHNOLOGY		33,211,142
MATERIALS - 0.1%
Metals & Mining - 0.1%
Diamond Foundry, Inc. Series C (b)(d)	249,802	6,867,057
UTILITIES - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Redwood Materials Series C (b)(d)	37,990	1,800,858

TOTAL CONVERTIBLE PREFERRED STOCKS		84,688,360

Nonconvertible Preferred Stocks - 0.1%
CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
Neutron Holdings, Inc.:
Series 1C (a)(b)(d)	3,178,083	222,466
Series 1D (a)(b)(d)	5,904,173	413,292
Waymo LLC Series A2 (a)(b)(d)	7,817	716,991
		1,352,749
INFORMATION TECHNOLOGY - 0.1%
IT Services - 0.0%
Gupshup, Inc. (b)(d)	78,911	1,804,316
Software - 0.1%
Pine Labs Private Ltd.:
Series 1 (b)(d)	2,652	1,615,917
Series A (b)(d)	663	403,979
Series B (b)(d)	721	439,320
Series B2 (b)(d)	583	355,234
Series C (b)(d)	1,085	661,112
Series C1 (b)(d)	228	138,925
Series D (b)(d)	244	148,674
		3,763,161
TOTAL INFORMATION TECHNOLOGY		5,567,477

TOTAL NONCONVERTIBLE PREFERRED STOCKS		6,920,226

TOTAL PREFERRED STOCKS
(Cost $81,016,315)		91,608,586
	Principal Amount	Value

Convertible Bonds - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
Neutron Holdings, Inc.:
0% 10/27/25 (b)(d)	2,430,300	2,430,300
4% 5/22/27 (b)(d)	237,400	237,400
4% 6/12/27 (b)(d)	64,200	64,200
TOTAL CONVERTIBLE BONDS
(Cost $2,731,900)		2,731,900

Preferred Securities - 0.1%
CONSUMER DISCRETIONARY - 0.0%
Internet & Direct Marketing Retail - 0.0%
Circle Internet Financial Ltd. 0% (b)(g)	2,232,400	2,511,865
INFORMATION TECHNOLOGY - 0.1%
Electronic Equipment & Components - 0.0%
Enevate Corp. 0% 1/29/23 (b)(d)	564,345	564,345
Semiconductors & Semiconductor Equipment - 0.1%
GaN Systems, Inc. 0% (b)(d)(g)	1,839,388	1,839,388
Tenstorrent, Inc. 0% (b)(d)(g)	480,000	480,000
		2,319,388

TOTAL INFORMATION TECHNOLOGY		2,883,733

TOTAL PREFERRED SECURITIES
(Cost $5,116,133)		5,395,598
	Shares	Value

Money Market Funds - 2.1%
Fidelity Cash Central Fund 0.08% (h)	55,480,147	55,491,243
Fidelity Securities Lending Cash Central Fund 0.08% (h)(i)	76,958,870	76,966,566
TOTAL MONEY MARKET FUNDS
(Cost $132,457,809)		132,457,809
TOTAL INVESTMENT IN SECURITIES - 101.7%
(Cost $4,322,426,797)		6,561,094,625
NET OTHER ASSETS (LIABILITIES) - (1.7)%		(109,244,645)
NET ASSETS - 100%		$6,451,849,980

Legend

 (a) Non-income producing

 (b) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $146,738,633 or 2.3% of net assets.

 (c) Security or a portion of the security is on loan at period end.

 (d) Level 3 security

 (e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $9,897,969 or 0.2% of net assets.

 (f) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (g) Security is perpetual in nature with no stated maturity date.

 (h) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (i) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
ABL Space Systems Series B	3/24/21	$1,338,638
ABL Space Systems Series B2	10/22/21	$1,166,473
AgBiome LLC Series C	6/29/18	$435,125
Algolia SAS Series D	7/23/21	$890,102
Ant International Co. Ltd. Class C	5/16/18	$1,539,709
Astera Labs, Inc. Series C	8/24/21	$608,150
BARK, Inc.	12/17/20	$2,206,300
Beta Technologies, Inc. Series A	4/9/21	$813,590
Bird Global, Inc.	5/11/21	$2,013,670
Blink Health, Inc. Series A1	12/30/20	$155,957
Blink Health, Inc. Series C	11/7/19 - 7/14/21	$647,847
Bolt Technology OU Series E	1/3/22	$5,238,796
Bowery Farming, Inc. Series C1	5/18/21	$1,076,896
ByteDance Ltd. Series E1	11/18/20	$3,500,895
CelLink Corp. Series D	1/20/22	$1,931,625
Cibus Corp. Series C	2/16/18	$281,001
Cibus Corp. Series D	5/10/19	168,000
Cibus Corp. Series E	6/23/21	409,096
Circle Internet Financial Ltd. 0%	5/11/21	$2,232,400
Databricks, Inc. Series G	2/1/21	$2,837,886
Databricks, Inc. Series H	8/31/21	$2,320,041
Delhivery Private Ltd.	5/20/21	$1,327,209
Diamond Foundry, Inc. Series C	3/15/21	$5,995,248
Discord, Inc. Series I	9/15/21	$385,437
Endeavor Group Holdings, Inc. Class A	3/29/21	$2,043,984
Enevate Corp. Series E	1/29/21	$1,469,576
Enevate Corp. 0% 1/29/23	1/29/21	$564,345
Epic Games, Inc.	7/30/20	$349,025
Fanatics, Inc. Class A	8/13/20 - 12/15/21	$6,838,362
FSN E-Commerce Ventures Private Ltd.	10/7/20 - 10/26/20	$1,727,162
GaN Systems, Inc. Series F1	11/30/21	$665,485
GaN Systems, Inc. Series F2	11/30/21	$351,403
GaN Systems, Inc. 0%	11/30/21	$1,839,388
GoBrands, Inc. Series G	3/2/21	$4,569,827
GoBrands, Inc. Series H	7/22/21	$4,454,821
Gupshup, Inc.	6/8/21	$1,804,316
Il Makiage Ltd.	1/6/22	$1,199,122
Instacart, Inc. Series H	11/13/20	$1,632,300
Instacart, Inc. Series I	2/26/21	$1,633,000
JUUL Labs, Inc. Class A	12/20/17 - 7/6/18	$645,585
JUUL Labs, Inc. Series E	12/20/17 - 7/6/18	$342,963
Meesho Series F	9/21/21	$4,876,358
Mountain Digital, Inc. Series D	11/5/21	$1,427,041
MultiPlan Corp. warrants	10/8/20	$0
Neutron Holdings, Inc.	2/4/21	$4,916
Neutron Holdings, Inc. Series 1C	7/3/18	$581,081
Neutron Holdings, Inc. Series 1D	1/25/19	$1,431,762
Neutron Holdings, Inc. 0% 10/27/25	10/29/21	$2,430,300
Neutron Holdings, Inc. 4% 5/22/27	6/4/20	$237,400
Neutron Holdings, Inc. 4% 6/12/27	6/12/20	$64,200
Nuvia, Inc. Series B	3/16/21	$145,994
Pine Labs Private Ltd.	6/30/21	$413,502
Pine Labs Private Ltd. Series 1	6/30/21	$988,825
Pine Labs Private Ltd. Series A	6/30/21	$247,206
Pine Labs Private Ltd. Series B	6/30/21	$268,832
Pine Labs Private Ltd. Series B2	6/30/21	$217,377
Pine Labs Private Ltd. Series C	6/30/21	$404,553
Pine Labs Private Ltd. Series C1	6/30/21	$85,012
Pine Labs Private Ltd. Series D	6/30/21	$90,978
Rad Power Bikes, Inc.	1/21/21	$490,493
Rad Power Bikes, Inc. Series A	1/21/21	$63,945
Rad Power Bikes, Inc. Series C	1/21/21	$251,621
Rad Power Bikes, Inc. Series D	9/17/21	$985,215
Reddit, Inc. Series E	5/18/21	$205,363
Reddit, Inc. Series F	8/11/21	$3,161,154
Redwood Materials Series C	5/28/21	$1,800,858
Relativity Space, Inc. Series E	5/27/21	$6,302,807
SiMa.ai Series B	5/10/21	$1,604,876
Skyryse, Inc. Series B	10/21/21	$1,663,430
Sonder Holdings, Inc.	4/29/21 - 10/27/21	$1,128,795
Space Exploration Technologies Corp. Class A	2/16/21	$923,978
Space Exploration Technologies Corp. Series N	8/4/20	$2,198,070
Starry, Inc. Series C	12/8/17	$145,907
Starry, Inc. Series D	3/6/19 - 7/30/20	$791,166
Starry, Inc. Series E3	3/31/21	$627,972
Stripe, Inc. Class B	5/18/21	$770,465
Stripe, Inc. Series H	3/15/21	$324,451
Tenstorrent, Inc. Series C1	4/23/21	$511,307
Tenstorrent, Inc. 0%	4/23/21	$480,000
Veterinary Emergency Group LLC Class A	9/16/21 - 11/30/21	$1,083,259
Waymo LLC Series A2	5/8/20	$671,224
WeWork, Inc.	3/25/21	$4,075,360
Xsight Labs Ltd. Series D	2/16/21	$1,046,676
Yanka Industries, Inc. Series F	4/8/21	$1,784,814
Zomato Ltd.	12/9/20 - 2/10/21	$2,004,664

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.08%	$145,904,096	$673,522,383	$763,935,236	$19,954	$--	$--	$55,491,243	0.1%
Fidelity Securities Lending Cash Central Fund 0.08%	76,396,587	526,956,399	526,386,420	344,749	--	--	76,966,566	0.2%
Total	$222,300,683	$1,200,478,782	$1,290,321,656	$364,703	$--	$--	$132,457,809

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$908,087,412	$886,640,055	$17,987,427	$3,459,930
Consumer Discretionary	1,823,666,298	1,710,725,882	77,956,864	34,983,552
Consumer Staples	39,987,222	35,345,484	745,874	3,895,864
Energy	145,061,562	110,366,280	34,695,282	--
Financials	92,478,775	85,628,902	6,102,139	747,734
Health Care	379,464,551	375,510,454	865,667	3,088,430
Industrials	326,181,657	297,319,308	10,548,320	18,314,029
Information Technology	2,623,771,997	2,580,126,766	3,120,860	40,524,371
Materials	71,371,732	61,926,576	2,578,099	6,867,057
Real Estate	8,637,254	8,637,254	--	--
Utilities	1,800,858	--	--	1,800,858
Corporate Bonds	2,731,900	--	--	2,731,900
Preferred Securities	5,395,598	--	2,511,865	2,883,733
Money Market Funds	132,457,809	132,457,809	--	--
Total Investments in Securities:	$6,561,094,625	$6,284,684,770	$157,112,397	$119,297,458
Net realized depreciation on unfunded commitments	$(21,704)	$--	$(21,704)	$--

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

Investments in Securities:
Beginning Balance	$99,867,208
Net Realized Gain (Loss) on Investment Securities	--
Net Unrealized Gain (Loss) on Investment Securities	11,060,095
Cost of Purchases	36,495,588
Proceeds of Sales	(2,713,080)
Amortization/Accretion	--
Transfers into Level 3	33,000
Transfers out of Level 3	(25,445,353)
Ending Balance	$119,297,458
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2022	$11,060,095

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Cost of purchases and proceeds of sales may include securities received and/or delivered through in-kind transactions. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		January 31, 2022 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $80,427,775) — See accompanying schedule: Unaffiliated issuers (cost $4,189,968,988)	$6,428,636,816
Fidelity Central Funds (cost $132,457,809)	132,457,809
Total Investment in Securities (cost $4,322,426,797)		$6,561,094,625
Receivable for investments sold		24,321,521
Receivable for fund shares sold		9,581,240
Dividends receivable		918,330
Interest receivable		20,028
Distributions receivable from Fidelity Central Funds		69,109
Total assets		6,596,004,853
Liabilities
Payable to custodian bank	$1,523,441
Payable for investments purchased	25,780,168
Unrealized depreciation on unfunded commitments	21,704
Payable for fund shares redeemed	34,404,998
Accrued management fee	2,504,404
Other payables and accrued expenses	2,950,864
Collateral on securities loaned	76,969,294
Total liabilities		144,154,873
Net Assets		$6,451,849,980
Net Assets consist of:
Paid in capital		$4,182,830,295
Total accumulated earnings (loss)		2,269,019,685
Net Assets		$6,451,849,980
Net Asset Value, offering price and redemption price per share ($6,451,849,980 ÷ 261,428,856 shares)		$24.68

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended January 31, 2022 (Unaudited)
Investment Income
Dividends		$12,490,730
Interest		2,951
Income from Fidelity Central Funds (including $344,749 from security lending)		364,703
Total income		12,858,384
Expenses
Management fee	$15,726,712
Independent trustees' fees and expenses	11,967
Interest	420
Total expenses before reductions	15,739,099
Expense reductions	(16)
Total expenses after reductions		15,739,083
Net investment income (loss)		(2,880,699)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $18)	95,653,167
Foreign currency transactions	15,765
Total net realized gain (loss)		95,668,932
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers (net of increase in deferred foreign taxes of $1,299,463)	(488,006,016)
Unfunded commitments	1,863,839
Assets and liabilities in foreign currencies	7,795
Total change in net unrealized appreciation (depreciation)		(486,134,382)
Net gain (loss)		(390,465,450)
Net increase (decrease) in net assets resulting from operations		$(393,346,149)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended January 31, 2022 (Unaudited)	Year ended July 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(2,880,699)	$(5,562,556)
Net realized gain (loss)	95,668,932	624,106,868
Change in net unrealized appreciation (depreciation)	(486,134,382)	1,305,751,766
Net increase (decrease) in net assets resulting from operations	(393,346,149)	1,924,296,078
Distributions to shareholders	(450,387,568)	(67,572,204)
Share transactions
Proceeds from sales of shares	1,457,458,048	2,518,663,293
Reinvestment of distributions	450,387,568	67,572,204
Cost of shares redeemed	(1,067,950,838)	(1,841,618,316)
Net increase (decrease) in net assets resulting from share transactions	839,894,778	744,617,181
Total increase (decrease) in net assets	(3,838,939)	2,601,341,055
Net Assets
Beginning of period	6,455,688,919	3,854,347,864
End of period	$6,451,849,980	$6,455,688,919
Other Information
Shares
Sold	56,328,478	104,587,712
Issued in reinvestment of distributions	16,489,637	2,932,429
Redeemed	(42,889,400)	(75,489,262)
Net increase (decrease)	29,928,715	32,030,879

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Blue Chip Growth K6 Fund

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2022	2021	2020	2019	2018	2017 A
Selected Per–Share Data
Net asset value, beginning of period	$27.89	$19.32	$13.69	$12.79	$10.32	$10.00
Income from Investment Operations
Net investment income (loss)B,C	(.01)	(.03)	.03	.04	.05D	–E
Net realized and unrealized gain (loss)	(1.33)	8.91	5.64	.91	2.44	.32
Total from investment operations	(1.34)	8.88	5.67	.95	2.49	.32
Distributions from net investment income	–	(.02)	(.04)	(.05)	(.01)	–
Distributions from net realized gain	(1.87)	(.29)	–E	–	–E	–
Total distributions	(1.87)	(.31)	(.04)	(.05)	(.02)F	–
Net asset value, end of period	$24.68	$27.89	$19.32	$13.69	$12.79	$10.32
Total ReturnG,H	(5.41)%	46.28%	41.55%	7.48%	24.10%	3.20%
Ratios to Average Net AssetsC,I,J
Expenses before reductions	.45%K	.45%	.45%	.45%	.45%	.45%K
Expenses net of fee waivers, if any	.45%K	.45%	.45%	.45%	.45%	.45%K
Expenses net of all reductions	.45%K	.45%	.45%	.45%	.45%	.45%K
Net investment income (loss)	(.08)%K	(.10)%	.19%	.34%	.45%D	(.24)%K
Supplemental Data
Net assets, end of period (000 omitted)	$6,451,850	$6,455,689	$3,854,348	$2,290,237	$1,680,044	$180,223
Portfolio turnover rateL	34%K,M	44%M	49%M	51%M	40%M	3%M,N

 A For the period May 25, 2017 (commencement of operations) through July 31, 2017.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.02 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .29%.

 E Amount represents less than $.005 per share.

 F Total distributions per share do not sum due to rounding.

 G Total returns for periods of less than one year are not annualized.

 H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 I Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 K Annualized

 L Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 M Portfolio turnover rate excludes securities received or delivered in-kind.

 N Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended January 31, 2022

1. Organization.

Fidelity Blue Chip Growth K6 Fund (the Fund) is a fund of Fidelity Securities Fund (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares generally are available only to employer-sponsored retirement plans that are recordkept by Fidelity, or to certain employer-sponsored retirement plans that are not recordkept by Fidelity.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – Unadjusted quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in Input(a)
Asset Type	Fair Value	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in Input(a)
Equities	$ 113,681,825	Market comparable	Discount rate	40.0%	Decrease
			Enterprise value/EBITDA multiple (EV/EBITDA)	21.0	Increase
			Enterprise value/Sales multiple (EV/S)	3.1 - 12.0 / 8.0	Increase
			Price/Earnings multiple (P/E)	7.1	Increase
			Enterprise value/Gross profit (EV/GP)	12.5	Increase
			Discount for lack of marketability	15.0%	Decrease
		Recovery value	Recovery value	1.8% - 5.3% / 3.7%	Increase
			Discount for lack of marketability	5.0%	Decrease
		Market approach	Transaction price	$1.11 - $860.82 / $180.92	Increase
			Discount for lack of marketability	10.0%	Decrease
			Premium rate	20.2% - 27.4% / 25.4%	Increase
		Discounted cash flow	Weighted average cost of capital (WACC)	45.0%	Decrease
			Growth rate	5.0%	Increase
		Recovery value	Recovery value	0.5% - 1.7% / 1.2%	Increase
			Discount for lack of marketability	5.0%	Decrease
Corporate Bonds	$2,731,900	Market approach	Market approach	$100.00	Increase
Preferred Securities	$2,883,733	Market approach	Market approach	$100.00	Increase

 (a) Represents the directional change in the fair value of the Level 3 investments that could have resulted from an increase in the corresponding input as of period end. A decrease to the unobservable input would have had the opposite effect. Significant changes in these inputs may have resulted in a significantly higher or lower fair value measurement at period end.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of January 31, 2022, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures, foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), defaulted bonds, redemptions in kind, partnerships, net operating losses, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$2,529,023,599
Gross unrealized depreciation	(307,080,557)
Net unrealized appreciation (depreciation)	$2,221,943,042
Tax cost	$4,339,151,583

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

Special Purpose Acquisition Companies. Funds may invest in stock, warrants, and other securities of special purpose acquisition companies (SPACs) or similar special purpose entities. A SPAC is a publicly traded company that raises investment capital via an initial public offering (IPO) for the purpose of acquiring the equity securities of one or more existing companies via merger, business combination, acquisition or other similar transactions within a designated time frame.

Private Investment in Public Equity. Funds may acquire equity securities of an issuer through a private investment in a public equity (PIPE) transaction, including through commitments to purchase securities on a when-issued basis. A PIPE typically involves the purchase of securities directly from a publicly traded company in a private placement transaction. Securities purchased through PIPE transactions will be restricted from trading and considered illiquid until a resale registration statement for the shares is filed and declared effective.

At the current and/or prior period end, the Fund had commitments to purchase when-issued securities through PIPE transactions with SPACs. The commitments are contingent upon the SPACs acquiring the securities of target companies. Unrealized appreciation (depreciation) on any commitments outstanding at period end is separately presented in the Statements of Assets and Liabilities as Unrealized appreciation (depreciation) on unfunded commitments, and any change in unrealized appreciation (depreciation) on unfunded commitments during the period is separately presented in the Statement of Operations, as applicable. The total amount of commitments outstanding at period end is presented in the table below.

Commitment Amount
Fidelity Blue Chip Growth K6 Fund	$194,310

Consolidated Subsidiary. The Funds included in the table below hold certain investments through a wholly-owned subsidiary ("Subsidiary"), which may be subject to federal and state taxes upon disposition.

As of period end, investments in Subsidiaries were as follows:

	$ Amount	% of Net Assets
Fidelity Blue Chip Growth K6 Fund	1,889,308.03

The financial statements have been consolidated to include the Subsidiary accounts where applicable. Accordingly, all inter-company transactions and balances have been eliminated.

At period end, any estimated tax liability for these investments is presented as "Deferred taxes" in the Statement of Assets and Liabilities and included in "Change in net unrealized appreciation (depreciation) on investment securities" in the Statement of Operations. The tax liability incurred may differ materially depending on conditions when these investments are disposed. Any cash held by a Subsidiary is restricted as to its use and is presented as "Restricted cash" in the Statement of Assets and Liabilities, if applicable.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Blue Chip Growth K6 Fund	1,533,193,676	1,163,272,487

Unaffiliated Redemptions In-Kind. Shares that were redeemed in-kind for investments, including accrued interest and cash, if any, are shown in the table below. The net realized gain or loss on investments delivered through in-kind redemptions is included in the accompanying Statement of Operations. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss ($)	Total Proceeds ($)
Fidelity Blue Chip Growth K6 Fund	3,743,610	60,349,449	101,901,059

Unaffiliated Exchanges In-Kind. Shares that were exchanged for investments, including accrued interest and cash, if any, are shown in the table below. The amount of in-kind exchanges is included in share transactions in the accompanying Statement of Changes in Net Assets.

	Shares	Total Proceeds ($)
Fidelity Blue Chip Growth K6 Fund	8,395,113	233,881,043

Prior Fiscal Year Unaffiliated Redemptions In-Kind. Shares that were redeemed in-kind for investments, including accrued interest and cash, if any, are shown in the table below; along with realized gain or loss on investments delivered through in-kind redemptions. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss ($)	Total Proceeds ($)
Fidelity Blue Chip Growth K6 Fund	8,383,867	140,556,215	228,833,036

Prior Year Unaffiliated Exchanges In-Kind. Shares that were exchanged for investments, including accrued interest and cash, if any, are shown in the table below. The amount of in-kind exchanges is included in share transactions in the accompanying Statement of Changes in Net Assets.

	Shares	Total Proceeds ($)
Fidelity Blue Chip Growth K6 Fund	9,520,954	232,997,303

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .45% of average net assets. Under the management contract, the investment adviser or an affiliate pays all other expenses of the Fund, excluding fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Blue Chip Growth K6 Fund	$27,161

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity Blue Chip Growth K6 Fund	Borrower	$9,608,800.32%		$420

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Blue Chip Growth K6 Fund	114,208,308	62,957,665	(125,750)

Other. During the period, the investment adviser reimbursed the Fund for certain losses as follows:

Amount ($)
Fidelity Blue Chip Growth K6 Fund	12,405

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.

7. Security Lending.

Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Blue Chip Growth K6 Fund	$36,776	$20,767	$3,102,963

8. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $16.

9. Other.

A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

10. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2021 to January 31, 2022).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value August 1, 2021	Ending Account Value January 31, 2022	Expenses Paid During Period-B August 1, 2021 to January 31, 2022
Fidelity Blue Chip Growth K6 Fund	.45%
Actual		$1,000.00	$945.90	$2.21
Hypothetical-C		$1,000.00	$1,022.94	$2.29

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

BCFK6-SANN-0422
1.9884006.104

Fidelity® Blue Chip Value Fund

Semi-Annual Report

January 31, 2022

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

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This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of COVID-19 emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and corporate earnings. On March 11, 2020, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread. The pandemic prompted a number of measures to limit the spread of COVID-19, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. To help stem the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

In general, the overall impact of the pandemic lessened in 2021, amid a resilient economy and widespread distribution of three COVID-19 vaccines granted emergency use authorization from the U.S. Food and Drug Administration (FDA) early in the year. Still, the situation remains dynamic, and the extent and duration of its influence on financial markets and the economy is highly uncertain, due in part to a recent spike in cases based on highly contagious variants of the coronavirus.

Extreme events such as the COVID-19 crisis are exogenous shocks that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets. Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we continue to take extra steps to be responsive to customer needs. We encourage you to visit us online, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Top Ten Stocks as of January 31, 2022

% of fund's net assets
Berkshire Hathaway, Inc. Class B	4.9
Centene Corp.	3.9
Exxon Mobil Corp.	3.8
Cigna Corp.	3.7
Bank of America Corp.	3.4
Samsung Electronics Co. Ltd.	3.4
UnitedHealth Group, Inc.	2.9
Comcast Corp. Class A	2.8
Chubb Ltd.	2.5
Exelon Corp.	2.5
33.8

Top Five Market Sectors as of January 31, 2022

% of fund's net assets
Health Care	21.5
Financials	20.4
Utilities	10.0
Communication Services	8.9
Consumer Staples	8.7

Asset Allocation (% of fund's net assets)

As of January 31, 2022*
Stocks	95.5%
Short-Term Investments and Net Other Assets (Liabilities)	4.5%

 * Foreign investments - 20.6%

Schedule of Investments January 31, 2022 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 92.1%
	Shares	Value
COMMUNICATION SERVICES - 8.9%
Diversified Telecommunication Services - 2.0%
Verizon Communications, Inc.	215,000	$11,444,450
Interactive Media & Services - 2.4%
Alphabet, Inc. Class A (a)	5,100	13,800,957
Media - 4.5%
Comcast Corp. Class A	327,600	16,376,724
Interpublic Group of Companies, Inc.	289,000	10,271,060
		26,647,784

TOTAL COMMUNICATION SERVICES		51,893,191

CONSUMER DISCRETIONARY - 2.8%
Internet & Direct Marketing Retail - 1.0%
eBay, Inc.	97,300	5,844,811
Multiline Retail - 1.8%
Dollar General Corp.	49,400	10,298,912

TOTAL CONSUMER DISCRETIONARY		16,143,723

CONSUMER STAPLES - 8.7%
Food Products - 2.4%
Mondelez International, Inc.	211,100	14,150,033
Household Products - 6.3%
Procter & Gamble Co.	88,200	14,151,690
Reckitt Benckiser Group PLC	162,400	13,158,001
The Clorox Co.	54,900	9,215,514
		36,525,205

TOTAL CONSUMER STAPLES		50,675,238

ENERGY - 5.1%
Oil, Gas & Consumable Fuels - 5.1%
Exxon Mobil Corp.	294,100	22,339,836
Parex Resources, Inc. (b)	350,200	7,449,481
		29,789,317
FINANCIALS - 20.4%
Banks - 9.6%
Bank of America Corp.	437,000	20,163,180
JPMorgan Chase & Co.	96,400	14,325,040
M&T Bank Corp.	66,100	11,196,018
PNC Financial Services Group, Inc.	51,600	10,629,084
		56,313,322
Diversified Financial Services - 4.9%
Berkshire Hathaway, Inc. Class B (a)	91,400	28,610,028
Insurance - 5.9%
Chubb Ltd.	75,600	14,914,368
The Travelers Companies, Inc.	67,700	11,250,386
Willis Towers Watson PLC	36,600	8,562,936
		34,727,690

TOTAL FINANCIALS		119,651,040

HEALTH CARE - 21.5%
Biotechnology - 1.1%
Regeneron Pharmaceuticals, Inc. (a)	10,500	6,390,195
Health Care Providers & Services - 14.9%
Anthem, Inc.	31,400	13,847,086
Centene Corp. (a)	293,200	22,799,232
Cigna Corp.	93,100	21,455,826
CVS Health Corp.	117,900	12,557,529
UnitedHealth Group, Inc.	35,700	16,870,749
		87,530,422
Pharmaceuticals - 5.5%
AstraZeneca PLC sponsored ADR	175,467	10,213,934
Roche Holding AG (participation certificate)	28,260	10,936,603
Sanofi SA sponsored ADR	211,100	10,977,200
		32,127,737

TOTAL HEALTH CARE		126,048,354

INDUSTRIALS - 7.5%
Aerospace & Defense - 1.9%
Northrop Grumman Corp.	29,400	10,875,060
Electrical Equipment - 1.8%
Regal Rexnord Corp.	67,000	10,618,160
Industrial Conglomerates - 1.2%
Siemens AG	42,900	6,811,284
Machinery - 2.6%
ITT, Inc.	84,300	7,748,856
Oshkosh Corp.	67,600	7,693,556
		15,442,412

TOTAL INDUSTRIALS		43,746,916

INFORMATION TECHNOLOGY - 4.7%
IT Services - 3.3%
Amdocs Ltd.	113,700	8,628,693
Cognizant Technology Solutions Corp. Class A	126,600	10,814,172
		19,442,865
Software - 1.4%
NortonLifeLock, Inc.	309,700	8,055,297

TOTAL INFORMATION TECHNOLOGY		27,498,162

MATERIALS - 1.4%
Metals & Mining - 1.4%
Lundin Mining Corp.	984,500	8,201,908
REAL ESTATE - 1.1%
Real Estate Management & Development - 1.1%
CBRE Group, Inc.	65,400	6,627,636
UTILITIES - 10.0%
Electric Utilities - 10.0%
Entergy Corp.	47,100	5,264,367
Evergy, Inc.	109,900	7,139,104
Exelon Corp.	254,500	14,748,275
PG&E Corp. (a)	1,012,500	12,949,875
PPL Corp.	208,100	6,176,408
Southern Co.	178,000	12,369,220
		58,647,249
TOTAL COMMON STOCKS
(Cost $418,943,882)		538,922,734

Nonconvertible Preferred Stocks - 3.4%
INFORMATION TECHNOLOGY - 3.4%
Technology Hardware, Storage & Peripherals - 3.4%
Samsung Electronics Co. Ltd.
(Cost $15,932,202)	357,540	20,107,899

Money Market Funds - 4.4%
Fidelity Cash Central Fund 0.08% (c)	25,015,319	25,020,322
Fidelity Securities Lending Cash Central Fund 0.08% (c)(d)	540,020	540,074
TOTAL MONEY MARKET FUNDS
(Cost $25,560,396)		25,560,396
TOTAL INVESTMENT IN SECURITIES - 99.9%
(Cost $460,436,480)		584,591,029
NET OTHER ASSETS (LIABILITIES) - 0.1%		317,756
NET ASSETS - 100%		$584,908,785

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.08%	$16,453,065	$67,045,705	$58,478,448	$2,911	$--	$--	$25,020,322	0.0%
Fidelity Securities Lending Cash Central Fund 0.08%	508,500	11,480,249	11,448,675	2,302	--	--	540,074	0.0%
Total	$16,961,565	$78,525,954	$69,927,123	$5,213	$--	$--	$25,560,396

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$51,893,191	$51,893,191	$--	$--
Consumer Discretionary	16,143,723	16,143,723	--	--
Consumer Staples	50,675,238	37,517,237	13,158,001	--
Energy	29,789,317	29,789,317	--	--
Financials	119,651,040	119,651,040	--	--
Health Care	126,048,354	115,111,751	10,936,603	--
Industrials	43,746,916	36,935,632	6,811,284	--
Information Technology	47,606,061	27,498,162	20,107,899	--
Materials	8,201,908	8,201,908	--	--
Real Estate	6,627,636	6,627,636	--	--
Utilities	58,647,249	58,647,249	--	--
Money Market Funds	25,560,396	25,560,396	--	--
Total Investments in Securities:	$584,591,029	$533,577,242	$51,013,787	$--

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	79.4%
United Kingdom	5.5%
Switzerland	4.4%
Korea (South)	3.4%
Canada	2.7%
France	1.9%
Bailiwick of Guernsey	1.5%
Germany	1.2%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		January 31, 2022 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $527,937) — See accompanying schedule: Unaffiliated issuers (cost $434,876,084)	$559,030,633
Fidelity Central Funds (cost $25,560,396)	25,560,396
Total Investment in Securities (cost $460,436,480)		$584,591,029
Receivable for fund shares sold		918,968
Dividends receivable		771,222
Distributions receivable from Fidelity Central Funds		955
Prepaid expenses		430
Other receivables		5
Total assets		586,282,609
Liabilities
Payable for fund shares redeemed	$533,095
Accrued management fee	174,524
Transfer agent fee payable	73,177
Other affiliated payables	18,018
Other payables and accrued expenses	34,936
Collateral on securities loaned	540,074
Total liabilities		1,373,824
Net Assets		$584,908,785
Net Assets consist of:
Paid in capital		$455,718,058
Total accumulated earnings (loss)		129,190,727
Net Assets		$584,908,785
Net Asset Value, offering price and redemption price per share ($584,908,785 ÷ 24,079,843 shares)		$24.29

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended January 31, 2022 (Unaudited)
Investment Income
Dividends		$4,916,055
Income from Fidelity Central Funds (including $2,302 from security lending)		5,213
Total income		4,921,268
Expenses
Management fee
Basic fee	$1,434,527
Performance adjustment	(459,464)
Transfer agent fees	433,937
Accounting fees	103,796
Custodian fees and expenses	11,198
Independent trustees' fees and expenses	940
Registration fees	16,462
Audit	30,564
Legal	1,234
Miscellaneous	1,029
Total expenses before reductions	1,574,223
Expense reductions	(8,274)
Total expenses after reductions		1,565,949
Net investment income (loss)		3,355,319
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	35,447,087
Foreign currency transactions	11,857
Total net realized gain (loss)		35,458,944
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(4,123,927)
Assets and liabilities in foreign currencies	(7,827)
Total change in net unrealized appreciation (depreciation)		(4,131,754)
Net gain (loss)		31,327,190
Net increase (decrease) in net assets resulting from operations		$34,682,509

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended January 31, 2022 (Unaudited)	Year ended July 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$3,355,319	$6,251,929
Net realized gain (loss)	35,458,944	(6,264,172)
Change in net unrealized appreciation (depreciation)	(4,131,754)	142,840,460
Net increase (decrease) in net assets resulting from operations	34,682,509	142,828,217
Distributions to shareholders	(7,053,848)	(4,701,233)
Share transactions
Proceeds from sales of shares	89,224,284	195,046,443
Reinvestment of distributions	5,127,250	3,381,384
Cost of shares redeemed	(62,880,613)	(186,531,345)
Net increase (decrease) in net assets resulting from share transactions	31,470,921	11,896,482
Total increase (decrease) in net assets	59,099,582	150,023,466
Net Assets
Beginning of period	525,809,203	375,785,737
End of period	$584,908,785	$525,809,203
Other Information
Shares
Sold	3,782,377	9,600,833
Issued in reinvestment of distributions	216,360	185,697
Redeemed	(2,675,963)	(9,106,809)
Net increase (decrease)	1,322,774	679,721

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Blue Chip Value Fund

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$23.11	$17.02	$19.71	$19.90	$18.85	$16.19
Income from Investment Operations
Net investment income (loss)A,B	.15	.27	.31	.32	.26	.18
Net realized and unrealized gain (loss)	1.34	6.03	(2.63)	(.14)C,D	1.01	2.66
Total from investment operations	1.49	6.30	(2.32)	.18	1.27	2.84
Distributions from net investment income	(.31)	(.21)	(.31)	(.29)	(.21)	(.18)
Distributions from net realized gain	–	–	(.06)	(.09)	–E	–
Total distributions	(.31)	(.21)	(.37)	(.37)F	(.22)F	(.18)
Net asset value, end of period	$24.29	$23.11	$17.02	$19.71	$19.90	$18.85
Total ReturnG,H	6.48%	37.36%	(12.03)%	.99%D	6.79%	17.68%
Ratios to Average Net AssetsB,I,J
Expenses before reductions	.58%K	.58%	.63%	.65%	.70%	.79%
Expenses net of fee waivers, if any	.57%K	.58%	.63%	.65%	.70%	.79%
Expenses net of all reductions	.57%K	.58%	.61%	.65%	.70%	.78%
Net investment income (loss)	1.23%K	1.35%	1.71%	1.67%	1.34%	1.04%
Supplemental Data
Net assets, end of period (000 omitted)	$584,909	$525,809	$375,786	$477,706	$393,503	$412,230
Portfolio turnover rateL	54%K	52%	119%	44%	45%	32%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.02 per share. Excluding these litigation proceeds, the total return would have been .91%.

 E Amount represents less than $.005 per share.

 F Total distributions per share do not sum due to rounding.

 G Total returns for periods of less than one year are not annualized.

 H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 I Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 K Annualized

 L Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended January 31, 2022

1. Organization.

Fidelity Blue Chip Value Fund (the Fund) is a fund of Fidelity Securities Fund (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – Unadjusted quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of January 31, 2022 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$127,519,296
Gross unrealized depreciation	(3,487,710)
Net unrealized appreciation (depreciation)	$124,031,586
Tax cost	$460,559,443

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$(24,649,237)
Long-term	(3,664,127)
Total capital loss carryforward	$(28,313,364)

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Blue Chip Value Fund	162,838,621	143,539,955

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .22% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the Fund's relative investment performance as compared to its benchmark index, the Russell 1000 Value Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .36% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .16% of average net assets.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Blue Chip Value Fund	.04

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Blue Chip Value Fund	$1,151

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Blue Chip Value Fund	4,001,012	12,145,110	2,800,091

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
Fidelity Blue Chip Value Fund	$423

7. Security Lending.

Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Blue Chip Value Fund	$218	$–	$–

8. Expense Reductions.

During the period the investment adviser or an affiliate reimbursed and/or waived a portion of operating expenses in the amount of $8,274.

9. Other.

A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

10. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2021 to January 31, 2022).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value August 1, 2021	Ending Account Value January 31, 2022	Expenses Paid During Period-B August 1, 2021 to January 31, 2022
Fidelity Blue Chip Value Fund	.57%
Actual		$1,000.00	$1,064.80	$2.97
Hypothetical-C		$1,000.00	$1,022.33	$2.91

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

BCV-SANN-0422
1.789715.119

Fidelity® Small Cap Growth Fund

Semi-Annual Report

January 31, 2022

Includes Fidelity and Fidelity Advisor share classes

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 if you’re an individual investing directly with Fidelity, call 1-800-835-5092 if you’re a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you’re an advisor or invest through one to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2022 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of COVID-19 emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and corporate earnings. On March 11, 2020, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread. The pandemic prompted a number of measures to limit the spread of COVID-19, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. To help stem the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

In general, the overall impact of the pandemic lessened in 2021, amid a resilient economy and widespread distribution of three COVID-19 vaccines granted emergency use authorization from the U.S. Food and Drug Administration (FDA) early in the year. Still, the situation remains dynamic, and the extent and duration of its influence on financial markets and the economy is highly uncertain, due in part to a recent spike in cases based on highly contagious variants of the coronavirus.

Extreme events such as the COVID-19 crisis are exogenous shocks that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets. Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we continue to take extra steps to be responsive to customer needs. We encourage you to visit us online, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Top Ten Stocks as of January 31, 2022

% of fund's net assets
Crocs, Inc.	1.8
BJ's Wholesale Club Holdings, Inc.	1.7
TechTarget, Inc.	1.6
Figs, Inc. Class A	1.6
KBR, Inc.	1.4
Willscot Mobile Mini Holdings	1.4
SiTime Corp.	1.3
Insulet Corp.	1.3
Lindblad Expeditions Holdings	1.2
CACI International, Inc. Class A	1.2
14.5

Top Five Market Sectors as of January 31, 2022

% of fund's net assets
Health Care	24.3
Information Technology	18.8
Industrials	16.4
Consumer Discretionary	14.6
Financials	6.7

Asset Allocation (% of fund's net assets)

As of January 31, 2022*
Stocks	96.5%
Convertible Securities	2.4%
Short-Term Investments and Net Other Assets (Liabilities)	1.1%

 * Foreign investments - 11.5%

Schedule of Investments January 31, 2022 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.5%
	Shares	Value
COMMUNICATION SERVICES - 4.1%
Diversified Telecommunication Services - 0.2%
IDT Corp. Class B (a)	334,244	$12,544,177
Interactive Media & Services - 1.4%
Bumble, Inc.	397,400	11,727,274
CarGurus, Inc. Class A (a)	1,200,603	38,299,236
ZipRecruiter, Inc. (a)	1,672,500	36,276,525
		86,303,035
Media - 1.9%
Integral Ad Science Holding Corp. (b)	930,812	15,581,793
TechTarget, Inc. (a)	1,154,696	95,770,486
		111,352,279
Wireless Telecommunication Services - 0.6%
Gogo, Inc. (a)(b)	2,731,498	34,007,150

TOTAL COMMUNICATION SERVICES		244,206,641

CONSUMER DISCRETIONARY - 14.6%
Auto Components - 0.7%
Gentherm, Inc. (a)	437,800	38,259,342
Diversified Consumer Services - 0.4%
Duolingo, Inc. (a)(b)	178,300	17,831,783
Rover Group, Inc. Class A (a)(b)	1,050,000	6,856,500
		24,688,283
Hotels, Restaurants & Leisure - 3.1%
Churchill Downs, Inc.	232,604	48,916,621
Dutch Bros, Inc. (b)	287,800	15,008,770
Everi Holdings, Inc. (a)	885,995	17,516,121
Lindblad Expeditions Holdings (a)(c)	4,201,213	70,874,463
NeoGames SA (a)	271,800	6,433,506
Planet Fitness, Inc. (a)	302,400	26,804,736
		185,554,217
Household Durables - 1.6%
GoPro, Inc. Class A (a)(b)	1,642,998	14,556,962
Helen of Troy Ltd. (a)	47,502	9,943,594
Lovesac (a)(b)(c)	984,732	53,027,818
Sonos, Inc. (a)	632,666	15,955,837
		93,484,211
Internet & Direct Marketing Retail - 1.3%
BARK, Inc. (a)(b)(c)	2,556,295	9,637,232
BARK, Inc. (c)(d)	1,195,200	4,505,904
BARK, Inc. warrants 8/29/25 (a)(c)	579,928	354,916
Porch Group, Inc. Class A (a)(b)	3,967,291	41,854,920
Revolve Group, Inc. (a)	288,975	14,252,247
thredUP, Inc. (a)(b)	938,853	8,703,167
		79,308,386
Leisure Products - 0.2%
Callaway Golf Co. (a)(b)	432,000	10,307,520
Specialty Retail - 3.7%
American Eagle Outfitters, Inc. (b)	2,672,325	61,009,180
Dick's Sporting Goods, Inc. (b)	191,403	22,087,906
Fanatics, Inc. Class A (d)(e)	726,062	49,256,046
Floor & Decor Holdings, Inc. Class A (a)	158,717	17,255,712
Lithia Motors, Inc. Class A (sub. vtg.)	65,351	19,090,988
Musti Group OYJ	403,932	12,072,121
Warby Parker, Inc. (a)(b)	276,300	10,270,071
Williams-Sonoma, Inc.	161,295	25,894,299
		216,936,323
Textiles, Apparel & Luxury Goods - 3.6%
Algolia, Inc. (d)(e)	234,640	6,862,059
Crocs, Inc. (a)	1,027,790	105,471,813
Deckers Outdoor Corp. (a)	113,418	36,319,846
Kontoor Brands, Inc.	722,300	35,602,167
Tapestry, Inc.	735,542	27,913,819
		212,169,704

TOTAL CONSUMER DISCRETIONARY		860,707,986

CONSUMER STAPLES - 2.7%
Food & Staples Retailing - 2.0%
BJ's Wholesale Club Holdings, Inc. (a)	1,661,285	102,119,189
Grocery Outlet Holding Corp. (a)(b)	622,900	15,809,202
		117,928,391
Food Products - 0.4%
Darling Ingredients, Inc. (a)	372,756	23,770,650
The Real Good Food Co. LLC Class B unit	248,958	1,330,929
		25,101,579
Personal Products - 0.3%
The Beauty Health Co. (a)(b)	1,143,889	16,243,224

TOTAL CONSUMER STAPLES		159,273,194

ENERGY - 3.5%
Energy Equipment & Services - 0.4%
TechnipFMC PLC (a)	3,526,600	22,887,634
Oil, Gas & Consumable Fuels - 3.1%
Antero Resources Corp. (a)	2,647,655	51,708,702
Enviva, Inc.	705,949	49,402,311
Genesis Energy LP	3,240,106	36,580,797
Northern Oil & Gas, Inc.	491,951	11,570,688
PDC Energy, Inc.	152,626	9,046,143
Range Resources Corp. (a)	1,201,481	23,128,509
		181,437,150

TOTAL ENERGY		204,324,784

FINANCIALS - 6.7%
Banks - 2.3%
East West Bancorp, Inc.	134,000	11,569,560
Glacier Bancorp, Inc.	375,753	19,512,853
Independent Bank Group, Inc.	153,900	11,684,088
Meta Financial Group, Inc.	230,574	13,709,930
Metropolitan Bank Holding Corp. (a)	115,500	11,550,000
PacWest Bancorp	391,058	18,156,823
Pinnacle Financial Partners, Inc.	167,500	16,198,925
Signature Bank	59,545	18,139,193
Silvergate Capital Corp. (a)	87,267	9,402,147
Starling Bank Ltd. Series D (a)(d)(e)	1,746,100	5,354,192
		135,277,711
Capital Markets - 1.9%
Impax Asset Management Group PLC	643,530	9,520,044
Lazard Ltd. Class A	382,919	16,710,585
LPL Financial	174,709	30,105,855
Morningstar, Inc.	40,961	11,772,601
Perella Weinberg Partners (d)	2,039,500	22,148,970
StepStone Group, Inc. Class A	603,926	21,143,449
		111,401,504
Consumer Finance - 0.3%
OneMain Holdings, Inc.	342,778	17,707,911
Insurance - 1.8%
American Financial Group, Inc.	205,662	26,793,645
Assurant, Inc.	238,636	36,394,376
BRP Group, Inc. (a)(b)	1,128,337	34,436,845
HCI Group, Inc. (b)	78,900	5,354,943
		102,979,809
Thrifts & Mortgage Finance - 0.4%
Walker & Dunlop, Inc.	198,600	26,296,626

TOTAL FINANCIALS		393,663,561

HEALTH CARE - 23.9%
Biotechnology - 9.8%
4D Molecular Therapeutics, Inc. (a)(b)	307,190	4,853,602
ADC Therapeutics SA (a)	214,727	3,412,012
Agios Pharmaceuticals, Inc. (a)	356,536	11,013,397
Allovir, Inc. (a)(b)	615,152	5,019,640
ALX Oncology Holdings, Inc. (a)	805,077	12,881,232
Argenx SE ADR (a)	93,082	25,063,259
Ascendis Pharma A/S sponsored ADR (a)	228,796	27,830,745
Avid Bioservices, Inc. (a)	698,199	13,175,015
Bicycle Therapeutics PLC ADR (a)	173,400	8,467,122
BioCryst Pharmaceuticals, Inc. (a)	620,600	9,588,270
Biohaven Pharmaceutical Holding Co. Ltd. (a)	118,042	15,684,241
Bolt Biotherapeutics, Inc. (b)	119,609	459,299
Celldex Therapeutics, Inc. (a)	548,666	17,014,133
Century Therapeutics, Inc. (b)	437,714	5,703,413
Cyteir Therapeutics, Inc.	645,438	3,924,263
Cytokinetics, Inc. (a)	1,039,908	34,514,547
Erasca, Inc.	792,023	9,385,473
Exelixis, Inc. (a)	679,903	12,306,244
Forma Therapeutics Holdings, Inc. (a)	447,076	5,293,380
Global Blood Therapeutics, Inc. (a)	643,400	18,562,090
Graphite Bio, Inc.	455,990	4,258,947
Halozyme Therapeutics, Inc. (a)	354,301	12,262,358
Imago BioSciences, Inc.	235,177	4,755,279
Immunocore Holdings PLC ADR (b)	323,189	7,294,376
ImmunoGen, Inc. (a)	1,298,111	7,334,327
Instil Bio, Inc. (a)	341,458	3,964,327
Instil Bio, Inc. (f)	1,253,977	14,558,673
Janux Therapeutics, Inc.	432,538	6,587,554
Keros Therapeutics, Inc. (a)	268,993	12,473,205
Kura Oncology, Inc. (a)(b)	734,846	10,353,980
Kymera Therapeutics, Inc. (a)	292,961	12,304,362
Monte Rosa Therapeutics, Inc. (b)	645,934	8,177,524
Morphic Holding, Inc. (a)	371,306	15,754,514
Nuvalent, Inc. (f)	548,468	7,398,833
Passage Bio, Inc. (a)	109,830	552,445
Prelude Therapeutics, Inc. (a)(b)	697,681	6,927,972
ProQR Therapeutics BV (a)(b)	3,305,946	18,017,406
Protagonist Therapeutics, Inc. (a)	766,394	22,447,680
PTC Therapeutics, Inc. (a)	431,687	17,362,451
Relay Therapeutics, Inc. (a)(b)	1,036,948	22,947,659
Repare Therapeutics, Inc. (a)(b)	505,303	7,796,825
Revolution Medicines, Inc. (a)	486,932	10,478,777
Tango Therapeutics, Inc. (a)	499,400	4,259,882
Taysha Gene Therapies, Inc. (a)	45,432	361,184
Tenaya Therapeutics, Inc. (a)	817,506	9,744,672
TG Therapeutics, Inc. (a)	1,035,509	11,980,839
Tyra Biosciences, Inc.	704,408	9,234,789
United Therapeutics Corp. (a)	142,120	28,689,764
Vaxcyte, Inc. (a)	22,620	430,685
Vericel Corp. (a)(b)	299,199	10,645,500
Verve Therapeutics, Inc. (b)	421,296	12,141,751
Xenon Pharmaceuticals, Inc. (a)	354,074	9,602,487
		575,252,404
Health Care Equipment & Supplies - 5.5%
Envista Holdings Corp. (a)	847,002	36,624,366
Figs, Inc. Class A (a)(b)	4,209,600	94,631,808
Globus Medical, Inc. (a)	329,461	21,984,933
Insulet Corp. (a)	298,106	73,930,288
Integer Holdings Corp. (a)	322,599	25,294,988
LivaNova PLC (a)	267,600	20,099,436
Minerva Surgical, Inc.	831,607	3,883,605
Neuronetics, Inc. (a)	175,912	629,765
NeuroPace, Inc. (a)(b)	1,170,605	9,435,076
OrthoPediatrics Corp. (a)	241,435	11,417,461
TransMedics Group, Inc. (a)	561,520	8,911,322
ViewRay, Inc. (a)(b)	3,321,961	14,450,530
		321,293,578
Health Care Providers & Services - 4.1%
Acadia Healthcare Co., Inc. (a)	628,688	33,100,423
Accolade, Inc. (a)(b)	147,751	2,822,044
agilon health, Inc. (a)	1,293,300	21,442,914
Guardant Health, Inc. (a)	64,800	4,506,840
LifeStance Health Group, Inc.	787,139	6,005,871
Molina Healthcare, Inc. (a)	128,254	37,255,222
Option Care Health, Inc. (a)	1,415,004	33,068,643
Owens & Minor, Inc.	249,815	10,514,713
R1 RCM, Inc. (a)	2,134,830	50,766,257
Surgery Partners, Inc. (a)	806,781	34,425,345
The Joint Corp. (a)	178,795	9,662,082
		243,570,354
Health Care Technology - 2.1%
Certara, Inc. (a)(b)	460,078	12,297,885
Definitive Healthcare Corp.	292,755	6,405,479
Doximity, Inc.	254,400	11,593,008
Evolent Health, Inc. (a)	872,702	20,691,764
Health Catalyst, Inc. (a)	449,601	13,420,590
Inspire Medical Systems, Inc. (a)	162,516	35,963,166
OptimizeRx Corp. (a)	187,200	8,410,896
Phreesia, Inc. (a)	348,517	10,870,245
Schrodinger, Inc. (a)	223,274	6,329,818
		125,982,851
Life Sciences Tools & Services - 1.5%
Absci Corp. (b)	694,456	4,673,689
Absci Corp. (f)	145,599	979,881
Nanostring Technologies, Inc. (a)	429,421	14,909,497
Olink Holding AB ADR (a)(b)	881,062	14,255,583
Pacific Biosciences of California, Inc. (a)	143,500	1,604,330
Syneos Health, Inc. (a)	579,486	52,478,252
Veterinary Emergency Group LLC Class A (d)(e)(g)	32,200	1,035,043
		89,936,275
Pharmaceuticals - 0.9%
Arvinas Holding Co. LLC (a)	287,915	20,583,043
Edgewise Therapeutics, Inc. (a)	801,988	10,907,037
Ikena Oncology, Inc. (a)	192,541	1,873,424
Ikena Oncology, Inc. (f)	509,561	4,958,029
NGM Biopharmaceuticals, Inc. (a)	268,800	4,249,728
Pharvaris BV (b)	702,425	12,074,686
		54,645,947

TOTAL HEALTH CARE		1,410,681,409

INDUSTRIALS - 15.8%
Aerospace & Defense - 0.3%
BWX Technologies, Inc.	402,177	17,900,898
Air Freight & Logistics - 0.7%
Air Transport Services Group, Inc. (a)	466,200	12,517,470
Hub Group, Inc. Class A (a)	366,719	27,767,963
		40,285,433
Building Products - 2.0%
Builders FirstSource, Inc. (a)	704,513	47,899,839
Simpson Manufacturing Co. Ltd.	147,102	16,591,635
The AZEK Co., Inc. (a)	575,151	18,997,238
UFP Industries, Inc.	424,338	33,887,633
		117,376,345
Commercial Services & Supplies - 0.8%
Driven Brands Holdings, Inc.	870,205	24,583,291
HNI Corp.	473,900	19,875,366
		44,458,657
Construction & Engineering - 1.6%
NV5 Global, Inc. (a)	105,700	11,055,163
Willscot Mobile Mini Holdings (a)	2,232,612	82,695,948
		93,751,111
Electrical Equipment - 2.1%
Acuity Brands, Inc.	114,889	22,004,690
nVent Electric PLC	836,000	28,917,240
Regal Rexnord Corp.	284,825	45,139,066
Sensata Technologies, Inc. PLC (a)	498,012	28,565,968
		124,626,964
Machinery - 1.7%
Crane Co.	468,084	48,451,375
ITT, Inc.	319,087	29,330,477
Kornit Digital Ltd. (a)	84,528	8,880,512
Mueller Industries, Inc.	262,982	13,585,650
		100,248,014
Professional Services - 4.8%
Alight, Inc. Class A (a)	3,368,300	32,537,778
ASGN, Inc. (a)	532,255	61,140,132
CACI International, Inc. Class A (a)	276,154	68,337,069
First Advantage Corp.	355,658	6,017,733
KBR, Inc.	1,909,944	82,891,570
Korn Ferry	292,374	19,407,786
Sterling Check Corp. (b)	239,900	4,800,399
TriNet Group, Inc. (a)	111,690	9,515,988
		284,648,455
Trading Companies & Distributors - 1.8%
Applied Industrial Technologies, Inc.	301,252	29,516,671
Beacon Roofing Supply, Inc. (a)	615,875	33,793,061
Custom Truck One Source, Inc. Class A (a)(b)	2,650,170	21,784,397
Univar, Inc. (a)	842,900	22,336,850
		107,430,979

TOTAL INDUSTRIALS		930,726,856

INFORMATION TECHNOLOGY - 17.7%
Communications Equipment - 0.7%
Lumentum Holdings, Inc. (a)	394,100	39,993,268
Electronic Equipment & Components - 1.1%
Fabrinet (a)	422,693	47,831,940
TD SYNNEX Corp.	184,877	19,332,588
		67,164,528
IT Services - 3.3%
Concentrix Corp.	219,100	44,036,909
Digital Hearts Holdings Co. Ltd.	386,988	5,830,315
Digitalocean Holdings, Inc. (a)	302,395	17,339,329
Dlocal Ltd.	299,218	8,952,603
Flywire Corp. (a)(b)	208,382	5,874,289
Genpact Ltd.	920,285	45,784,179
Perficient, Inc. (a)	208,329	21,837,046
Thoughtworks Holding, Inc.	368,026	7,883,117
Verra Mobility Corp. (a)	1,441,696	22,836,465
Wix.com Ltd. (a)	117,800	15,475,386
		195,849,638
Semiconductors & Semiconductor Equipment - 3.9%
AEHR Test Systems (a)	688,900	8,783,475
Ambarella, Inc. (a)	107,200	15,024,080
Cirrus Logic, Inc. (a)	353,065	31,578,134
eMemory Technology, Inc.	278,000	16,242,507
MACOM Technology Solutions Holdings, Inc. (a)	300,500	18,393,605
Nova Ltd. (a)	256,174	30,305,384
Semtech Corp. (a)	430,213	30,588,144
SiTime Corp. (a)	326,315	76,060,763
		226,976,092
Software - 7.8%
Alkami Technology, Inc. (a)(b)	896,332	13,749,733
AvidXchange Holdings, Inc. (b)	529,600	5,486,656
CCC Intelligent Solutions Holdings, Inc. (d)	48,511	517,127
CyberArk Software Ltd. (a)(b)	287,988	39,497,554
DoubleVerify Holdings, Inc. (a)	1,114,429	30,825,106
Dynatrace, Inc. (a)	736,855	40,423,865
Elastic NV (a)	326,784	30,472,608
EngageSmart, Inc. (b)	290,000	6,339,400
Fortnox AB	1,327,220	6,689,653
GitLab, Inc. (b)	145,700	9,326,257
KnowBe4, Inc. (a)	1,784,068	42,674,907
Matterport, Inc. (a)(b)	194,400	1,891,512
Matterport, Inc. (d)	56,700	551,691
Monday.com Ltd.	60,550	12,674,326
Rapid7, Inc. (a)	570,641	54,969,848
Sprout Social, Inc. (a)	440,559	30,332,487
TECSYS, Inc.	710,335	23,889,251
Telos Corp. (a)	1,342,699	15,696,151
Tenable Holdings, Inc. (a)	1,166,807	59,973,880
Upsales Technology AB (a)	233,819	1,773,112
WalkMe Ltd. (b)	691,234	12,048,209
Yext, Inc. (a)	2,470,964	20,014,808
		459,818,141
Technology Hardware, Storage & Peripherals - 0.9%
Avid Technology, Inc. (a)	1,690,846	53,024,931

TOTAL INFORMATION TECHNOLOGY		1,042,826,598

MATERIALS - 4.6%
Chemicals - 2.8%
Axalta Coating Systems Ltd. (a)	570,549	16,893,956
Element Solutions, Inc.	1,793,906	40,255,251
The Chemours Co. LLC	1,190,958	38,956,236
Trinseo PLC	712,469	38,145,590
Valvoline, Inc.	870,028	28,658,722
		162,909,755
Construction Materials - 0.4%
Eagle Materials, Inc.	156,526	22,829,317
Containers & Packaging - 0.7%
Ardagh Metal Packaging SA (d)	1,634,000	15,735,420
Avery Dennison Corp.	130,363	26,779,167
		42,514,587
Metals & Mining - 0.7%
Iluka Resources Ltd.	3,607,842	26,827,664
Lynas Rare Earths Ltd. (a)	2,531,151	16,348,964
		43,176,628

TOTAL MATERIALS		271,430,287

REAL ESTATE - 1.3%
Equity Real Estate Investment Trusts (REITs) - 0.5%
Rexford Industrial Realty, Inc.	204,776	14,983,460
Terreno Realty Corp.	195,056	14,584,337
		29,567,797
Real Estate Management & Development - 0.8%
Compass, Inc. (a)(b)	1,425,414	12,230,052
Jones Lang LaSalle, Inc. (a)	149,778	37,562,825
		49,792,877

TOTAL REAL ESTATE		79,360,674

UTILITIES - 0.6%
Independent Power and Renewable Electricity Producers - 0.6%
NextEra Energy Partners LP	298,411	22,446,475
Sunnova Energy International, Inc. (a)	598,492	11,766,353
		34,212,828
TOTAL COMMON STOCKS
(Cost $5,180,066,827)		5,631,414,818

Convertible Preferred Stocks - 2.4%
COMMUNICATION SERVICES - 0.3%
Interactive Media & Services - 0.3%
Reddit, Inc. Series F (d)(e)	253,500	15,664,880
CONSUMER DISCRETIONARY - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Algolia SAS Series D (d)(e)	53,800	1,573,384
HEALTH CARE - 0.4%
Biotechnology - 0.3%
Bright Peak Therapeutics AG Series B (d)(e)	1,079,522	3,260,156
Caris Life Sciences, Inc. Series D (d)(e)	780,603	5,198,816
Sonoma Biotherapeutics, Inc.:
Series B (d)(e)	2,370,360	4,337,759
Series B1 (d)(e)	1,264,171	2,313,433
T-Knife Therapeutics, Inc. Series B (d)(e)	1,097,257	4,575,562
Treeline Biosciences Series A (d)(e)	115,000	715,300
		20,401,026
Health Care Providers & Services - 0.1%
Boundless Bio, Inc. Series B (d)(e)	3,017,761	2,987,583
Health Care Technology - 0.0%
Wugen, Inc. Series B (d)(e)	326,496	1,854,497

TOTAL HEALTH CARE		25,243,106

INDUSTRIALS - 0.6%
Construction & Engineering - 0.3%
Beta Technologies, Inc. Series A (d)(e)	278,129	20,378,512
Road & Rail - 0.3%
Convoy, Inc. Series D (a)(d)(e)	913,444	15,069,908

TOTAL INDUSTRIALS		35,448,420

INFORMATION TECHNOLOGY - 1.1%
Communications Equipment - 0.3%
Astranis Space Technologies Corp. Series C (d)(e)	557,717	16,095,713
IT Services - 0.5%
Yanka Industries, Inc.:
Series E (a)(d)(e)	869,641	27,721,372
Series F (d)(e)	127,716	4,071,177
		31,792,549
Software - 0.3%
Mountain Digital, Inc. Series D (d)(e)	729,676	16,757,228
Skyryse, Inc. Series B (d)(e)	62,100	1,532,626
		18,289,854

TOTAL INFORMATION TECHNOLOGY		66,178,116

TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $127,883,696)		144,107,906

Investment Companies - 1.0%
iShares Russell 2000 Growth Index ETF (b)
(Cost $65,059,199)	225,100	57,114,623

Money Market Funds - 7.9%
Fidelity Cash Central Fund 0.08% (h)	106,336,031	106,357,299
Fidelity Securities Lending Cash Central Fund 0.08% (h)(i)	359,563,291	359,599,247
TOTAL MONEY MARKET FUNDS
(Cost $465,956,546)		465,956,546
TOTAL INVESTMENT IN SECURITIES - 106.8%
(Cost $5,838,966,268)		6,298,593,893
NET OTHER ASSETS (LIABILITIES) - (6.8)%		(403,744,555)
NET ASSETS - 100%		$5,894,849,338

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated company

 (d) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $250,074,358 or 4.2% of net assets.

 (e) Level 3 security

 (f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $27,895,416 or 0.5% of net assets.

 (g) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (h) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (i) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Algolia SAS Series D	7/23/21	$1,573,384
Algolia, Inc.	10/27/21	$6,862,059
Ardagh Metal Packaging SA	2/22/21	$16,340,000
Astranis Space Technologies Corp. Series C	3/19/21	$12,225,675
BARK, Inc.	12/17/20	$11,952,000
Beta Technologies, Inc. Series A	4/9/21	$20,378,512
Boundless Bio, Inc. Series B	4/23/21	$4,073,977
Bright Peak Therapeutics AG Series B	5/14/21	$4,216,613
Caris Life Sciences, Inc. Series D	5/11/21	$6,322,884
CCC Intelligent Solutions Holdings, Inc.	2/2/21	$485,110
Convoy, Inc. Series D	10/30/19	$12,368,032
Fanatics, Inc. Class A	8/13/20 - 3/22/21	$12,874,623
Matterport, Inc.	2/8/21	$567,000
Mountain Digital, Inc. Series D	11/5/21	$16,757,228
Perella Weinberg Partners	12/29/20	$20,395,000
Reddit, Inc. Series F	8/11/21	$15,664,880
Skyryse, Inc. Series B	10/21/21	$1,532,626
Sonoma Biotherapeutics, Inc. Series B	7/26/21	$4,684,542
Sonoma Biotherapeutics, Inc. Series B1	7/26/21	$3,747,635
Starling Bank Ltd. Series D	6/18/21	$3,121,827
T-Knife Therapeutics, Inc. Series B	6/30/21	$6,329,856
Treeline Biosciences Series A	7/30/21	$900,163
Veterinary Emergency Group LLC Class A	9/16/21 - 11/30/21	$1,035,043
Wugen, Inc. Series B	7/9/21	$2,531,944
Yanka Industries, Inc. Series E	5/15/20	$10,504,568
Yanka Industries, Inc. Series F	4/8/21	$4,071,177

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.08%	$26,240,913	$1,394,349,373	$1,314,232,987	$14,019	$--	$--	$106,357,299	0.2%
Fidelity Securities Lending Cash Central Fund 0.08%	318,547,474	1,030,646,533	989,594,760	1,410,412	--	--	359,599,247	1.1%
Total	$344,788,387	$2,424,995,906	$2,303,827,747	$1,424,431	$--	$--	$465,956,546

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds(a)	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
BARK, Inc.	$14,024,018	$12,546,364	$3,070,138	$--	$(3,895,134)	$(9,967,878)	$9,637,232
BARK, Inc.	9,621,360	--	--	--	--	(5,115,456)	4,505,904
BARK, Inc. warrants 8/29/25	1,184,462	--	1,397	--	(633)	(827,516)	354,916
Lindblad Expeditions Holdings	57,591,585	--	75,911	--	33,887	13,324,902	70,874,463
Lovesac	56,334,031	4,084,596	1,342,658	--	64,653	(6,112,804)	53,027,818
ProQR Therapeutics BV	18,598,393	582,603	2,454,321	--	(569,711)	1,860,444	--
Total	$157,353,849	$17,213,563	$6,944,425	$--	$(4,366,938)	$(6,838,308)	$138,400,333

 (a) Includes the value of securities delivered through in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$259,871,521	$244,206,641	$--	$15,664,880
Consumer Discretionary	862,281,370	792,517,760	12,072,121	57,691,489
Consumer Staples	159,273,194	157,942,265	1,330,929	--
Energy	204,324,784	204,324,784	--	--
Financials	393,663,561	378,789,325	9,520,044	5,354,192
Health Care	1,435,924,515	1,409,646,366	--	26,278,149
Industrials	966,175,276	930,726,856	--	35,448,420
Information Technology	1,109,004,714	1,018,980,664	23,845,934	66,178,116
Materials	271,430,287	228,253,659	43,176,628	--
Real Estate	79,360,674	79,360,674	--	--
Utilities	34,212,828	34,212,828	--	--
Investment Companies	57,114,623	57,114,623	--	--
Money Market Funds	465,956,546	465,956,546	--	--
Total Investments in Securities:	$6,298,593,893	$6,002,032,991	$89,945,656	$206,615,246

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

Investments in Securities:
Equities - Information Technology
Beginning Balance	$44,018,224
Net Realized Gain (Loss) on Investment Securities	--
Net Unrealized Gain (Loss) on Investment Securities	3,870,038
Cost of Purchases	18,289,854
Proceeds of Sales	--
Amortization/Accretion	--
Transfers into Level 3	--
Transfers out of Level 3	--
Ending Balance	$66,178,116
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2022	$3,870,038
Other Investments in Securities
Beginning Balance	$97,848,867
Net Realized Gain (Loss) on Investment Securities	--
Net Unrealized Gain (Loss) on Investment Securities	21,416,281
Cost of Purchases	23,561,982
Proceeds of Sales	--
Amortization/Accretion	--
Transfers into Level 3	--
Transfers out of Level 3	(2,390,000)
Ending Balance	$140,437,130
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2022	$21,416,281

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Cost of purchases and proceeds of sales may include securities received and/or delivered through in-kind transactions. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	88.5%
Israel	1.9%
Bermuda	1.6%
United Kingdom	1.5%
Netherlands	1.2%
Ireland	1.1%
Cayman Islands	1.1%
Others (Individually Less Than 1%)	3.1%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		January 31, 2022 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $372,408,271) — See accompanying schedule: Unaffiliated issuers (cost $5,220,788,379)	$5,694,237,014
Fidelity Central Funds (cost $465,956,546)	465,956,546
Other affiliated issuers (cost $152,221,343)	138,400,333
Total Investment in Securities (cost $5,838,966,268)		$6,298,593,893
Receivable for investments sold		24,009,789
Receivable for fund shares sold		27,255,186
Dividends receivable		1,148,487
Distributions receivable from Fidelity Central Funds		190,480
Prepaid expenses		5,084
Total assets		6,351,202,919
Liabilities
Payable for investments purchased	$85,539,002
Payable for fund shares redeemed	6,076,346
Accrued management fee	4,152,405
Distribution and service plan fees payable	171,841
Other affiliated payables	779,474
Other payables and accrued expenses	46,215
Collateral on securities loaned	359,588,298
Total liabilities		456,353,581
Net Assets		$5,894,849,338
Net Assets consist of:
Paid in capital		$5,354,999,031
Total accumulated earnings (loss)		539,850,307
Net Assets		$5,894,849,338
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($332,148,265 ÷ 12,873,767 shares)(a)		$25.80
Maximum offering price per share (100/94.25 of $25.80)		$27.37
Class M:
Net Asset Value and redemption price per share ($82,514,575 ÷ 3,382,312 shares)(a)		$24.40
Maximum offering price per share (100/96.50 of $24.40)		$25.28
Class C:
Net Asset Value and offering price per share ($72,955,577 ÷ 3,445,035 shares)(a)		$21.18
Small Cap Growth:
Net Asset Value, offering price and redemption price per share ($3,237,233,379 ÷ 117,058,852 shares)		$27.65
Class I:
Net Asset Value, offering price and redemption price per share ($676,804,535 ÷ 24,391,355 shares)		$27.75
Class Z:
Net Asset Value, offering price and redemption price per share ($1,493,193,007 ÷ 53,532,323 shares)		$27.89

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended January 31, 2022 (Unaudited)
Investment Income
Dividends		$18,691,240
Interest		6,365
Income from Fidelity Central Funds (including $1,410,412 from security lending)		1,424,431
Total income		20,122,036
Expenses
Management fee
Basic fee	$21,583,727
Performance adjustment	4,648,417
Transfer agent fees	4,197,240
Distribution and service plan fees	1,163,551
Accounting fees	569,309
Custodian fees and expenses	35,473
Independent trustees' fees and expenses	11,248
Registration fees	135,034
Audit	30,939
Legal	9,575
Interest	3,131
Miscellaneous	11,475
Total expenses before reductions	32,399,119
Expense reductions	(98,292)
Total expenses after reductions		32,300,827
Net investment income (loss)		(12,178,791)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	330,759,383
Affiliated issuers	(4,366,938)
Foreign currency transactions	(12,426)
Total net realized gain (loss)		326,380,019
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(1,046,547,233)
Affiliated issuers	(6,838,308)
Unfunded commitments	2,227,006
Assets and liabilities in foreign currencies	3,200
Total change in net unrealized appreciation (depreciation)		(1,051,155,335)
Net gain (loss)		(724,775,316)
Net increase (decrease) in net assets resulting from operations		$(736,954,107)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended January 31, 2022 (Unaudited)	Year ended July 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(12,178,791)	$(31,333,822)
Net realized gain (loss)	326,380,019	1,190,258,956
Change in net unrealized appreciation (depreciation)	(1,051,155,335)	630,831,031
Net increase (decrease) in net assets resulting from operations	(736,954,107)	1,789,756,165
Distributions to shareholders	(1,068,881,890)	(414,291,138)
Share transactions - net increase (decrease)	1,443,588,060	886,906,306
Total increase (decrease) in net assets	(362,247,937)	2,262,371,333
Net Assets
Beginning of period	6,257,097,275	3,994,725,942
End of period	$5,894,849,338	$6,257,097,275

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Small Cap Growth Fund Class A

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$34.89	$26.64	$26.03	$27.45	$22.99	$19.17
Income from Investment Operations
Net investment income (loss)A,B	(.10)	(.26)C	(.20)	(.21)	(.18)	(.14)
Net realized and unrealized gain (loss)	(2.97)	11.27	2.26	1.79	6.32	4.12
Total from investment operations	(3.07)	11.01	2.06	1.58	6.14	3.98
Distributions from net realized gain	(6.02)	(2.76)	(1.45)	(3.00)	(1.68)	(.16)
Total distributions	(6.02)	(2.76)	(1.45)	(3.00)	(1.68)	(.16)
Redemption fees added to paid in capitalA	–	–	–	–	–D	–D
Net asset value, end of period	$25.80	$34.89	$26.64	$26.03	$27.45	$22.99
Total ReturnE,F,G	(11.42)%	44.21%	8.39%	5.88%	28.47%	20.90%
Ratios to Average Net AssetsB,H,I
Expenses before reductions	1.27%J	1.29%	1.37%	1.33%	1.31%	1.35%
Expenses net of fee waivers, if any	1.27%J	1.29%	1.37%	1.33%	1.31%	1.35%
Expenses net of all reductions	1.27%J	1.28%	1.36%	1.32%	1.30%	1.34%
Net investment income (loss)	(.64)%J	(.82)%C	(.80)%	(.85)%	(.74)%	(.66)%
Supplemental Data
Net assets, end of period (000 omitted)	$332,148	$387,793	$268,448	$285,554	$315,894	$218,905
Portfolio turnover rateK	75%J,L	107%	126%L	91%L	106%L	140%L

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.03 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.91) %.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the sales charges.

 H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 J Annualized

 K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 L Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Small Cap Growth Fund Class M

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$33.27	$25.56	$25.09	$26.59	$22.35	$18.69
Income from Investment Operations
Net investment income (loss)A,B	(.13)	(.33)C	(.25)	(.26)	(.24)	(.19)
Net realized and unrealized gain (loss)	(2.80)	10.77	2.17	1.72	6.13	4.01
Total from investment operations	(2.93)	10.44	1.92	1.46	5.89	3.82
Distributions from net realized gain	(5.94)	(2.73)	(1.45)	(2.96)	(1.65)	(.16)
Total distributions	(5.94)	(2.73)	(1.45)	(2.96)	(1.65)	(.16)
Redemption fees added to paid in capitalA	–	–	–	–	–D	–D
Net asset value, end of period	$24.40	$33.27	$25.56	$25.09	$26.59	$22.35
Total ReturnE,F,G	(11.53)%	43.82%	8.14%	5.60%	28.15%	20.57%
Ratios to Average Net AssetsB,H,I
Expenses before reductions	1.52%J	1.55%	1.63%	1.60%	1.58%	1.62%
Expenses net of fee waivers, if any	1.52%J	1.55%	1.63%	1.60%	1.58%	1.62%
Expenses net of all reductions	1.52%J	1.53%	1.62%	1.59%	1.57%	1.61%
Net investment income (loss)	(.89)%J	(1.08)%C	(1.06)%	(1.12)%	(1.01)%	(.94)%
Supplemental Data
Net assets, end of period (000 omitted)	$82,515	$98,005	$70,605	$75,030	$82,567	$64,034
Portfolio turnover rateK	75%J,L	107%	126%L	91%L	106%L	140%L

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.03 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (1.17) %.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the sales charges.

 H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 J Annualized

 K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 L Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Small Cap Growth Fund Class C

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$29.58	$23.07	$22.89	$24.56	$20.83	$17.52
Income from Investment Operations
Net investment income (loss)A,B	(.18)	(.43)C	(.34)	(.35)	(.34)	(.27)
Net realized and unrealized gain (loss)	(2.39)	9.62	1.97	1.58	5.69	3.74
Total from investment operations	(2.57)	9.19	1.63	1.23	5.35	3.47
Distributions from net realized gain	(5.83)	(2.68)	(1.45)	(2.90)	(1.62)	(.16)
Total distributions	(5.83)	(2.68)	(1.45)	(2.90)	(1.62)	(.16)
Redemption fees added to paid in capitalA	–	–	–	–	–D	–D
Net asset value, end of period	$21.18	$29.58	$23.07	$22.89	$24.56	$20.83
Total ReturnE,F,G	(11.74)%	43.07%	7.62%	5.06%	27.51%	19.95%
Ratios to Average Net AssetsB,H,I
Expenses before reductions	2.03%J	2.06%	2.13%	2.09%	2.07%	2.11%
Expenses net of fee waivers, if any	2.03%J	2.06%	2.13%	2.09%	2.07%	2.11%
Expenses net of all reductions	2.03%J	2.05%	2.12%	2.08%	2.06%	2.10%
Net investment income (loss)	(1.40)%J	(1.59)%C	(1.56)%	(1.61)%	(1.50)%	(1.43)%
Supplemental Data
Net assets, end of period (000 omitted)	$72,956	$88,239	$77,850	$96,449	$139,375	$102,669
Portfolio turnover rateK	75%J,L	107%	126%L	91%L	106%L	140%L

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.02 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (1.68) %.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the contingent deferred sales charge.

 H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 J Annualized

 K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 L Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Small Cap Growth Fund

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$37.02	$28.07	$27.27	$28.59	$23.84	$19.82
Income from Investment Operations
Net investment income (loss)A,B	(.06)	(.18)C	(.13)	(.15)	(.12)	(.09)
Net realized and unrealized gain (loss)	(3.20)	11.92	2.38	1.87	6.57	4.27
Total from investment operations	(3.26)	11.74	2.25	1.72	6.45	4.18
Distributions from net realized gain	(6.11)	(2.79)	(1.45)	(3.04)	(1.70)	(.16)
Total distributions	(6.11)	(2.79)	(1.45)	(3.04)	(1.70)	(.16)
Redemption fees added to paid in capitalA	–	–	–	–	–D	–D
Net asset value, end of period	$27.65	$37.02	$28.07	$27.27	$28.59	$23.84
Total ReturnE,F	(11.31)%	44.60%	8.72%	6.17%	28.81%	21.22%
Ratios to Average Net AssetsB,G,H
Expenses before reductions	.99%I	1.00%	1.08%	1.05%	1.02%	1.08%
Expenses net of fee waivers, if any	.99%I	1.00%	1.08%	1.05%	1.02%	1.08%
Expenses net of all reductions	.99%I	.99%	1.07%	1.04%	1.01%	1.07%
Net investment income (loss)	(.36)%I	(.53)%C	(.52)%	(.57)%	(.45)%	(.40)%
Supplemental Data
Net assets, end of period (000 omitted)	$3,237,233	$4,540,695	$2,839,506	$2,888,038	$3,269,548	$2,336,762
Portfolio turnover rateJ	75%I,K	107%	126%K	91%K	106%K	140%K

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.03 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.62) %.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Small Cap Growth Fund Class I

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$37.13	$28.15	$27.35	$28.66	$23.90	$19.86
Income from Investment Operations
Net investment income (loss)A,B	(.06)	(.19)C	(.14)	(.15)	(.12)	(.08)
Net realized and unrealized gain (loss)	(3.22)	11.96	2.39	1.88	6.58	4.28
Total from investment operations	(3.28)	11.77	2.25	1.73	6.46	4.20
Distributions from net realized gain	(6.10)	(2.79)	(1.45)	(3.04)	(1.70)	(.16)
Total distributions	(6.10)	(2.79)	(1.45)	(3.04)	(1.70)	(.16)
Redemption fees added to paid in capitalA	–	–	–	–	–D	–D
Net asset value, end of period	$27.75	$37.13	$28.15	$27.35	$28.66	$23.90
Total ReturnE,F	(11.31)%	44.57%	8.70%	6.18%	28.78%	21.28%
Ratios to Average Net AssetsB,G,H
Expenses before reductions	1.02%I	1.04%	1.11%	1.06%	1.03%	1.06%
Expenses net of fee waivers, if any	1.01%I	1.04%	1.11%	1.06%	1.03%	1.06%
Expenses net of all reductions	1.01%I	1.03%	1.10%	1.06%	1.02%	1.05%
Net investment income (loss)	(.39)%I	(.57)%C	(.54)%	(.58)%	(.46)%	(.38)%
Supplemental Data
Net assets, end of period (000 omitted)	$676,805	$775,746	$540,553	$590,311	$678,576	$390,032
Portfolio turnover rateJ	75%I,K	107%	126%K	91%K	106%K	140%K

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.03 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.66) %.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Small Cap Growth Fund Class Z

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2022	2021	2020	2019	2018	2017 A
Selected Per–Share Data
Net asset value, beginning of period	$37.32	$28.26	$27.41	$28.71	$23.91	$21.39
Income from Investment Operations
Net investment income (loss)B,C	(.04)	(.15)D	(.10)	(.11)	(.09)	(.05)
Net realized and unrealized gain (loss)	(3.23)	12.01	2.40	1.87	6.61	2.57
Total from investment operations	(3.27)	11.86	2.30	1.76	6.52	2.52
Distributions from net realized gain	(6.16)	(2.80)	(1.45)	(3.06)	(1.72)	–
Total distributions	(6.16)	(2.80)	(1.45)	(3.06)	(1.72)	–
Redemption fees added to paid in capitalB	–	–	–	–	–E	–E
Net asset value, end of period	$27.89	$37.32	$28.26	$27.41	$28.71	$23.91
Total ReturnF,G	(11.26)%	44.75%	8.87%	6.29%	29.02%	11.78%
Ratios to Average Net AssetsC,H,I
Expenses before reductions	.88%J	.90%	.97%	.92%	.89%	.90%J
Expenses net of fee waivers, if any	.88%J	.90%	.96%	.92%	.89%	.90%J
Expenses net of all reductions	.88%J	.89%	.95%	.92%	.88%	.89%J
Net investment income (loss)	(.25)%J	(.43)%D	(.40)%	(.44)%	(.32)%	(.44)%J
Supplemental Data
Net assets, end of period (000 omitted)	$1,493,193	$366,620	$197,764	$183,552	$132,928	$18,447
Portfolio turnover rateK	75%J,L	107%	126%L	91%L	106%L	140%L

 A For the period February 1, 2017 (commencement of sale of shares) through July 31, 2017.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.03 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.52) %.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 J Annualized

 K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 L Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended January 31, 2022

1. Organization.

Fidelity Small Cap Growth Fund (the Fund) is a fund of Fidelity Securities Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Small Cap Growth, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – Unadjusted quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

ETFs are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in Input(a)
Equities	$ 206,615,246	Market approach	Transaction price	$1.35 - $73.27 / $41.49	Increase
			Discount rate	17.8% - 27.7% / 22.9%	Decrease
		Discounted cash flow	Weighted average cost of capital (WACC)	19.6%	Decrease
			Discount for lack of marketability	10.0%	Decrease
			Growth rate	2.0%	Increase

 (a) Represents the directional change in the fair value of the Level 3 investments that could have resulted from an increase in the corresponding input as of period end. A decrease to the unobservable input would have had the opposite effect. Significant changes in these inputs may have resulted in a significantly higher or lower fair value measurement at period end.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of January 31, 2022, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), partnerships, net operating losses and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$1,098,193,407
Gross unrealized depreciation	(649,256,797)
Net unrealized appreciation (depreciation)	$448,936,610
Tax cost	$5,849,657,283

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

Special Purpose Acquisition Companies. Funds may invest in stock, warrants, and other securities of special purpose acquisition companies (SPACs) or similar special purpose entities. A SPAC is a publicly traded company that raises investment capital via an initial public offering (IPO) for the purpose of acquiring the equity securities of one or more existing companies via merger, business combination, acquisition or other similar transactions within a designated time frame.

Private Investment in Public Equity. Funds may acquire equity securities of an issuer through a private investment in a public equity (PIPE) transaction, including through commitments to purchase securities on a when-issued basis. A PIPE typically involves the purchase of securities directly from a publicly traded company in a private placement transaction. Securities purchased through PIPE transactions will be restricted from trading and considered illiquid until a resale registration statement for the shares is filed and declared effective.

At the current and/or prior period end, the Fund had commitments to purchase when-issued securities through PIPE transactions with SPACs. The commitments are contingent upon the SPACs acquiring the securities of target companies. Unrealized appreciation (depreciation) on any commitments outstanding at period end is separately presented in the Statements of Assets and Liabilities as Unrealized appreciation (depreciation) on unfunded commitments, and any change in unrealized appreciation (depreciation) on unfunded commitments during the period is separately presented in the Statement of Operations, as applicable.

Consolidated Subsidiary. The Funds included in the table below hold certain investments through a wholly-owned subsidiary ("Subsidiary"), which may be subject to federal and state taxes upon disposition.

As of period end, investments in Subsidiaries were as follows:

	$ Amount	% of Net Assets
Fidelity Small Cap Growth Fund	1,035,043.02

The financial statements have been consolidated to include the Subsidiary accounts where applicable. Accordingly, all inter-company transactions and balances have been eliminated.

At period end, any estimated tax liability for these investments is presented as "Deferred taxes" in the Statement of Assets and Liabilities and included in "Change in net unrealized appreciation (depreciation) on investment securities" in the Statement of Operations. The tax liability incurred may differ materially depending on conditions when these investments are disposed. Any cash held by a Subsidiary is restricted as to its use and is presented as "Restricted cash" in the Statement of Assets and Liabilities, if applicable.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Small Cap Growth Fund	2,672,708,458	2,368,178,831

Unaffiliated Redemptions In-Kind. Shares that were redeemed in-kind for investments, including accrued interest and cash, if any, are shown in the table below. The net realized gain or loss on investments delivered through in-kind redemptions is included in the accompanying Statement of Operations. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss ($)	Total Proceeds ($)	Participating classes
Fidelity Small Cap Growth Fund	242,137	3,208,262	8,288,363	Small Cap Growth

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .22% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Small Cap Growth as compared to its benchmark index, the Russell 2000 Growth Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .82% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$485,916	$15,983
Class M	.25%	.25%	245,738	–
Class C	.75%	.25%	431,897	50,404
			$1,163,551	$66,387

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$66,897
Class M	4,283
Class C(a)	480
$71,660

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$340,765.18
Class M	85,825.17
Class C	80,386.19
Small Cap Growth	2,768,042.14
Class I	674,480.17
Class Z	247,742.04
	$4,197,240

 (a) Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Small Cap Growth Fund	.02

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Small Cap Growth Fund	$85,984

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity Small Cap Growth Fund	Borrower	$12,713,286.32%		$3,131

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Small Cap Growth Fund	121,444,781	159,198,500	16,494,031

Other. During the period, the investment adviser reimbursed the Fund for certain losses as follows:

Amount ($)
Fidelity Small Cap Growth Fund	10,419

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
Fidelity Small Cap Growth Fund	$5,103

7. Security Lending.

Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Small Cap Growth Fund	$138,403	$247,697	$5,759,194

8. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $153.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $98,139.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2022	Year ended July 31, 2021
Fidelity Small Cap Growth Fund
Distributions to shareholders
Class A	$67,979,799	$28,072,163
Class M	17,907,882	7,663,523
Class C	17,539,783	8,833,078
Small Cap Growth	638,250,356	295,452,508
Class I	130,451,281	54,275,270
Class Z	196,752,789	19,994,596
Total	$1,068,881,890	$414,291,138

10. Share Transactions.

Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended January 31, 2022	Year ended July 31, 2021	Six months ended January 31, 2022	Year ended July 31, 2021
Fidelity Small Cap Growth Fund
Class A
Shares sold	1,372,746	2,866,158	$43,005,139	$94,142,976
Reinvestment of distributions	2,151,573	992,952	67,245,012	27,768,422
Shares redeemed	(1,764,644)	(2,820,344)	(54,810,050)	(90,226,445)
Net increase (decrease)	1,759,675	1,038,766	$55,440,101	$31,684,953
Class M
Shares sold	230,319	490,758	$6,756,899	$15,299,858
Reinvestment of distributions	597,534	283,607	17,701,288	7,574,791
Shares redeemed	(391,567)	(590,978)	(11,152,075)	(18,376,525)
Net increase (decrease)	436,286	183,387	$13,306,112	$4,498,124
Class C
Shares sold	370,835	545,845	$9,604,258	$15,197,876
Reinvestment of distributions	673,112	368,546	17,397,814	8,764,070
Shares redeemed	(581,615)	(1,306,378)	(15,013,902)	(35,873,924)
Net increase (decrease)	462,332	(391,987)	$11,988,170	$(11,911,978)
Small Cap Growth
Shares sold	11,659,580	40,178,307	$382,874,176	$1,388,678,427
Reinvestment of distributions	18,119,358	9,508,156	605,852,496	282,245,288
Shares redeemed	(35,361,416)	(28,193,491)	(1,257,405,731)	(959,494,567)
Net increase (decrease)	(5,582,478)	21,492,972	$(268,679,059)	$711,429,148
Class I
Shares sold	3,711,909	6,856,746	$122,177,480	$232,528,912
Reinvestment of distributions	3,793,722	1,777,184	127,231,880	52,852,239
Shares redeemed	(4,008,369)	(6,942,425)	(131,268,162)	(235,475,367)
Net increase (decrease)	3,497,262	1,691,505	$118,141,198	$49,905,784
Class Z
Shares sold	39,727,001	4,788,627	$1,378,807,941	$170,967,105
Reinvestment of distributions	5,572,104	549,462	186,739,643	16,414,402
Shares redeemed	(1,589,626)	(2,512,801)	(52,156,046)	(86,081,232)
Net increase (decrease)	43,709,479	2,825,288	$1,513,391,538	$101,300,275

11. Other.

A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the following mutual funds managed by the investment adviser or its affiliates were the owners of record of 10% or more of the total outstanding shares.

Strategic Advisers Fidelity U.S. Total Stock Fund
Fidelity Small Cap Growth Fund	11%

12. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2021 to January 31, 2022).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value August 1, 2021	Ending Account Value January 31, 2022	Expenses Paid During Period-B August 1, 2021 to January 31, 2022
Fidelity Small Cap Growth Fund
Class A	1.27%
Actual		$1,000.00	$885.80	$6.04
Hypothetical-C		$1,000.00	$1,018.80	$6.46
Class M	1.52%
Actual		$1,000.00	$884.70	$7.22
Hypothetical-C		$1,000.00	$1,017.54	$7.73
Class C	2.03%
Actual		$1,000.00	$882.60	$9.63
Hypothetical-C		$1,000.00	$1,014.97	$10.31
Small Cap Growth	.99%
Actual		$1,000.00	$886.90	$4.71
Hypothetical-C		$1,000.00	$1,020.21	$5.04
Class I	1.01%
Actual		$1,000.00	$886.90	$4.80
Hypothetical-C		$1,000.00	$1,020.11	$5.14
Class Z	.88%
Actual		$1,000.00	$887.40	$4.19
Hypothetical-C		$1,000.00	$1,020.77	$4.48

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

SCP-SANN-0422
1.803700.117

Fidelity® Small Cap Growth K6 Fund

Semi-Annual Report

January 31, 2022

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2022 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of COVID-19 emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and corporate earnings. On March 11, 2020, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread. The pandemic prompted a number of measures to limit the spread of COVID-19, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. To help stem the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

In general, the overall impact of the pandemic lessened in 2021, amid a resilient economy and widespread distribution of three COVID-19 vaccines granted emergency use authorization from the U.S. Food and Drug Administration (FDA) early in the year. Still, the situation remains dynamic, and the extent and duration of its influence on financial markets and the economy is highly uncertain, due in part to a recent spike in cases based on highly contagious variants of the coronavirus.

Extreme events such as the COVID-19 crisis are exogenous shocks that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets. Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we continue to take extra steps to be responsive to customer needs. We encourage you to visit us online, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Top Ten Stocks as of January 31, 2022

% of fund's net assets
Crocs, Inc.	1.8
BJ's Wholesale Club Holdings, Inc.	1.7
TechTarget, Inc.	1.6
Figs, Inc. Class A	1.6
KBR, Inc.	1.4
Willscot Mobile Mini Holdings	1.4
SiTime Corp.	1.3
Insulet Corp.	1.2
Lindblad Expeditions Holdings	1.2
CACI International, Inc. Class A	1.2
14.4

Top Five Market Sectors as of January 31, 2022

% of fund's net assets
Health Care	24.5
Information Technology	19.0
Industrials	16.3
Consumer Discretionary	14.7
Financials	6.7

Asset Allocation (% of fund's net assets)

As of January 31, 2022*
Stocks	96.6%
Convertible Securities	2.7%
Short-Term Investments and Net Other Assets (Liabilities)	0.7%

 * Foreign investments - 11.7%

Schedule of Investments January 31, 2022 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.6%
	Shares	Value
COMMUNICATION SERVICES - 4.1%
Diversified Telecommunication Services - 0.2%
IDT Corp. Class B (a)	65,222	$2,447,782
Interactive Media & Services - 1.4%
Bumble, Inc.	77,100	2,275,221
CarGurus, Inc. Class A (a)	227,754	7,265,353
ZipRecruiter, Inc. (a)	317,048	6,876,771
		16,417,345
Media - 1.9%
Integral Ad Science Holding Corp. (b)	180,738	3,025,554
TechTarget, Inc. (a)	218,086	18,088,053
		21,113,607
Wireless Telecommunication Services - 0.6%
Gogo, Inc. (a)(b)	517,888	6,447,706

TOTAL COMMUNICATION SERVICES		46,426,440

CONSUMER DISCRETIONARY - 14.7%
Auto Components - 0.6%
Gentherm, Inc. (a)	83,072	7,259,662
Diversified Consumer Services - 0.4%
Duolingo, Inc. (a)	34,350	3,435,344
Rover Group, Inc. Class A (a)(b)	199,259	1,301,161
		4,736,505
Hotels, Restaurants & Leisure - 3.1%
Churchill Downs, Inc.	44,734	9,407,560
Dutch Bros, Inc. (b)	55,698	2,904,651
Everi Holdings, Inc. (a)	166,099	3,283,777
Lindblad Expeditions Holdings (a)	788,337	13,299,245
NeoGames SA (a)	50,286	1,190,270
Planet Fitness, Inc. (a)	56,968	5,049,644
		35,135,147
Household Durables - 1.6%
GoPro, Inc. Class A (a)	316,831	2,807,123
Helen of Troy Ltd. (a)	9,340	1,955,142
Lovesac (a)(b)	187,130	10,076,951
Sonos, Inc. (a)(b)	120,050	3,027,661
		17,866,877
Internet & Direct Marketing Retail - 1.3%
BARK, Inc. (a)(b)	482,009	1,817,174
BARK, Inc. (c)	267,300	1,007,721
BARK, Inc. warrants 8/29/25 (a)	130,921	80,124
Porch Group, Inc. Class A (a)(b)	770,098	8,124,534
Revolve Group, Inc. (a)	51,590	2,544,419
thredUP, Inc. (a)(b)	170,922	1,584,447
		15,158,419
Leisure Products - 0.2%
Callaway Golf Co. (a)	81,300	1,939,818
Specialty Retail - 3.9%
American Eagle Outfitters, Inc. (b)	556,283	12,699,941
Dick's Sporting Goods, Inc.	35,907	4,143,668
Fanatics, Inc. Class A (c)(d)	163,048	11,061,176
Floor & Decor Holdings, Inc. Class A (a)	30,652	3,332,485
Lithia Motors, Inc. Class A (sub. vtg.)	12,351	3,608,098
Musti Group OYJ	77,159	2,306,014
Warby Parker, Inc. (a)(b)	51,352	1,908,754
Williams-Sonoma, Inc.	30,361	4,874,155
		43,934,291
Textiles, Apparel & Luxury Goods - 3.6%
Algolia, Inc. (c)(d)	43,269	1,265,404
Crocs, Inc. (a)	195,309	20,042,601
Deckers Outdoor Corp. (a)	21,082	6,751,089
Kontoor Brands, Inc.	136,976	6,751,547
Tapestry, Inc.	138,872	5,270,192
		40,080,833

TOTAL CONSUMER DISCRETIONARY		166,111,552

CONSUMER STAPLES - 2.7%
Food & Staples Retailing - 2.0%
BJ's Wholesale Club Holdings, Inc. (a)	315,678	19,404,727
Grocery Outlet Holding Corp. (a)(b)	120,003	3,045,676
		22,450,403
Food Products - 0.4%
Darling Ingredients, Inc. (a)	70,098	4,470,149
The Real Good Food Co. LLC Class B unit	45,833	245,023
		4,715,172
Personal Products - 0.3%
The Beauty Health Co. (a)(b)	214,511	3,046,056

TOTAL CONSUMER STAPLES		30,211,631

ENERGY - 3.4%
Energy Equipment & Services - 0.4%
TechnipFMC PLC (a)	662,782	4,301,455
Oil, Gas & Consumable Fuels - 3.0%
Antero Resources Corp. (a)	503,103	9,825,602
Enviva, Inc.	134,154	9,388,097
Genesis Energy LP	614,119	6,933,404
Northern Oil & Gas, Inc.	92,599	2,177,928
PDC Energy, Inc.	28,600	1,695,122
Range Resources Corp. (a)	227,591	4,381,127
		34,401,280

TOTAL ENERGY		38,702,735

FINANCIALS - 6.7%
Banks - 2.3%
East West Bancorp, Inc.	26,386	2,278,167
Glacier Bancorp, Inc.	70,385	3,655,093
Independent Bank Group, Inc.	28,900	2,194,088
Meta Financial Group, Inc.	42,421	2,522,353
Metropolitan Bank Holding Corp. (a)	22,727	2,272,700
PacWest Bancorp	73,376	3,406,848
Pinnacle Financial Partners, Inc.	32,290	3,122,766
Signature Bank	11,113	3,385,353
Silvergate Capital Corp. (a)	16,833	1,813,587
Starling Bank Ltd. Series D (a)(c)(d)	391,300	1,199,871
		25,850,826
Capital Markets - 2.0%
Impax Asset Management Group PLC	117,858	1,743,529
Lazard Ltd. Class A	74,422	3,247,776
LPL Financial	33,004	5,687,249
Morningstar, Inc.	8,039	2,310,489
Perella Weinberg Partners (c)	457,262	4,965,865
StepStone Group, Inc. Class A	113,457	3,972,130
		21,927,038
Consumer Finance - 0.3%
OneMain Holdings, Inc.	62,222	3,214,389
Insurance - 1.7%
American Financial Group, Inc.	38,774	5,051,477
Assurant, Inc.	45,261	6,902,755
BRP Group, Inc. (a)	209,436	6,391,987
HCI Group, Inc.	15,200	1,031,624
		19,377,843
Thrifts & Mortgage Finance - 0.4%
Walker & Dunlop, Inc.	37,375	4,948,824

TOTAL FINANCIALS		75,318,920

HEALTH CARE - 24.1%
Biotechnology - 9.9%
4D Molecular Therapeutics, Inc. (a)	59,180	935,044
ADC Therapeutics SA (a)	56,818	902,838
Agios Pharmaceuticals, Inc. (a)	68,688	2,121,772
Allovir, Inc. (a)(b)	114,617	935,275
ALX Oncology Holdings, Inc. (a)	150,189	2,403,024
Argenx SE ADR (a)	17,509	4,714,473
Ascendis Pharma A/S sponsored ADR (a)	53,351	6,489,616
Avid Bioservices, Inc. (a)	136,847	2,582,303
Bicycle Therapeutics PLC ADR (a)	33,600	1,640,688
BioCryst Pharmaceuticals, Inc. (a)(b)	117,000	1,807,650
Biohaven Pharmaceutical Holding Co. Ltd. (a)	22,741	3,021,597
Bolt Biotherapeutics, Inc.	10,363	39,794
Celldex Therapeutics, Inc. (a)	105,637	3,275,803
Century Therapeutics, Inc.	80,986	1,055,248
Cyteir Therapeutics, Inc.	120,462	732,409
Cytokinetics, Inc. (a)	193,792	6,431,956
Erasca, Inc.	149,339	1,769,667
Exelixis, Inc. (a)	130,985	2,370,829
Forma Therapeutics Holdings, Inc. (a)	86,521	1,024,409
Global Blood Therapeutics, Inc. (a)	120,261	3,469,530
Graphite Bio, Inc.	84,810	792,125
Halozyme Therapeutics, Inc. (a)	68,257	2,362,375
Imago BioSciences, Inc.	48,084	972,258
Immunocore Holdings PLC ADR	62,225	1,404,418
ImmunoGen, Inc. (a)	255,387	1,442,937
Instil Bio, Inc. (a)	20,497	237,970
Instil Bio, Inc. (e)	277,674	3,223,795
Janux Therapeutics, Inc. (b)	81,962	1,248,281
Keros Therapeutics, Inc. (a)	48,507	2,249,270
Kura Oncology, Inc. (a)	133,280	1,877,915
Kymera Therapeutics, Inc. (a)	56,968	2,392,656
Monte Rosa Therapeutics, Inc. (b)	120,166	1,521,302
Morphic Holding, Inc. (a)	84,604	3,589,748
Nuvalent, Inc. (e)	124,141	1,674,662
Passage Bio, Inc. (a)	4,525	22,761
Prelude Therapeutics, Inc. (a)(b)	134,262	1,333,222
ProQR Therapeutics BV (a)(b)	597,311	3,255,345
Protagonist Therapeutics, Inc. (a)	143,737	4,210,057
PTC Therapeutics, Inc. (a)	96,578	3,884,367
Relay Therapeutics, Inc. (a)(b)	193,380	4,279,499
Repare Therapeutics, Inc. (a)(b)	101,197	1,561,470
Revolution Medicines, Inc. (a)	89,599	1,928,170
Tango Therapeutics, Inc. (a)	113,500	968,155
Tenaya Therapeutics, Inc. (a)	152,945	1,823,104
TG Therapeutics, Inc. (a)	192,814	2,230,858
Tyra Biosciences, Inc. (b)	131,983	1,730,297
United Therapeutics Corp. (a)	26,841	5,418,393
Vaxcyte, Inc. (a)	4,900	93,296
Vericel Corp. (a)(b)	57,953	2,061,968
Verve Therapeutics, Inc.	79,726	2,297,703
Xenon Pharmaceuticals, Inc. (a)	78,313	2,123,849
		111,936,151
Health Care Equipment & Supplies - 5.5%
Envista Holdings Corp. (a)	179,234	7,750,078
Figs, Inc. Class A (a)(b)	796,108	17,896,508
Globus Medical, Inc. (a)	62,474	4,168,890
Insulet Corp. (a)	56,024	13,893,952
Integer Holdings Corp. (a)	60,743	4,762,859
LivaNova PLC (a)	50,124	3,764,814
Minerva Surgical, Inc. (b)	159,805	746,289
Neuronetics, Inc. (a)	32,013	114,607
NeuroPace, Inc. (a)(b)	219,577	1,769,791
OrthoPediatrics Corp. (a)	44,617	2,109,938
TransMedics Group, Inc. (a)	128,134	2,033,487
ViewRay, Inc. (a)	615,101	2,675,689
		61,686,902
Health Care Providers & Services - 4.1%
Acadia Healthcare Co., Inc. (a)	119,057	6,268,351
Accolade, Inc. (a)	27,261	520,685
agilon health, Inc. (a)	244,924	4,060,840
Guardant Health, Inc. (a)	12,300	855,465
LifeStance Health Group, Inc.	146,678	1,119,153
Molina Healthcare, Inc. (a)	24,324	7,065,636
Option Care Health, Inc. (a)	267,865	6,260,005
Owens & Minor, Inc.	46,917	1,974,737
R1 RCM, Inc. (a)	405,732	9,648,307
Surgery Partners, Inc. (a)	152,828	6,521,171
The Joint Corp. (a)	33,522	1,811,529
		46,105,879
Health Care Technology - 2.1%
Certara, Inc. (a)	87,150	2,329,520
Definitive Healthcare Corp.	56,403	1,234,098
Doximity, Inc.	49,771	2,268,064
Evolent Health, Inc. (a)	165,452	3,922,867
Health Catalyst, Inc. (a)	86,617	2,585,517
Inspire Medical Systems, Inc. (a)	30,770	6,809,093
OptimizeRx Corp. (a)(b)	35,300	1,586,029
Phreesia, Inc. (a)	68,430	2,134,332
Schrodinger, Inc. (a)	42,988	1,218,710
		24,088,230
Life Sciences Tools & Services - 1.6%
Absci Corp. (b)	141,135	949,839
Absci Corp. (e)	32,701	220,078
Nanostring Technologies, Inc. (a)	94,465	3,279,825
Olink Holding AB ADR (a)(b)	167,639	2,712,399
Pacific Biosciences of California, Inc. (a)	27,100	302,978
Syneos Health, Inc. (a)	110,118	9,972,286
Veterinary Emergency Group LLC Class A (c)(d)(f)	6,000	192,865
		17,630,270
Pharmaceuticals - 0.9%
Arvinas Holding Co. LLC (a)	53,893	3,852,811
Edgewise Therapeutics, Inc. (a)	157,676	2,144,394
Ikena Oncology, Inc. (a)	15,508	150,893
Ikena Oncology, Inc. (e)	114,928	1,118,249
NGM Biopharmaceuticals, Inc. (a)	49,300	779,433
Pharvaris BV (b)	123,453	2,122,157
		10,167,937

TOTAL HEALTH CARE		271,615,369

INDUSTRIALS - 15.6%
Aerospace & Defense - 0.3%
BWX Technologies, Inc.	75,077	3,341,677
Air Freight & Logistics - 0.7%
Air Transport Services Group, Inc. (a)	88,400	2,373,540
Hub Group, Inc. Class A (a)	69,205	5,240,203
		7,613,743
Building Products - 1.9%
Builders FirstSource, Inc. (a)	133,877	9,102,297
Simpson Manufacturing Co. Ltd.	27,461	3,097,326
The AZEK Co., Inc. (a)	107,298	3,544,053
UFP Industries, Inc.	80,382	6,419,307
		22,162,983
Commercial Services & Supplies - 0.7%
Driven Brands Holdings, Inc.	163,679	4,623,932
HNI Corp.	89,321	3,746,123
		8,370,055
Construction & Engineering - 1.6%
NV5 Global, Inc. (a)	20,100	2,102,259
Willscot Mobile Mini Holdings (a)	424,261	15,714,627
		17,816,886
Electrical Equipment - 2.1%
Acuity Brands, Inc.	21,644	4,145,475
nVent Electric PLC	157,860	5,460,377
Regal Rexnord Corp.	54,121	8,577,096
Sensata Technologies, Inc. PLC (a)	93,998	5,391,725
		23,574,673
Machinery - 1.7%
Crane Co.	87,303	9,036,734
ITT, Inc.	60,279	5,540,846
Kornit Digital Ltd. (a)	15,739	1,653,539
Mueller Industries, Inc.	50,963	2,632,749
		18,863,868
Professional Services - 4.8%
Alight, Inc. Class A (a)	637,121	6,154,589
ASGN, Inc. (a)	101,153	11,619,445
CACI International, Inc. Class A (a)	52,489	12,988,928
First Advantage Corp.	65,976	1,116,314
KBR, Inc.	362,927	15,751,032
Korn Ferry	56,294	3,736,796
Sterling Check Corp. (b)	45,000	900,450
TriNet Group, Inc. (a)	20,861	1,777,357
		54,044,911
Trading Companies & Distributors - 1.8%
Applied Industrial Technologies, Inc.	56,958	5,580,745
Beacon Roofing Supply, Inc. (a)	116,627	6,399,323
Custom Truck One Source, Inc. Class A (a)(b)	497,423	4,088,817
Univar, Inc. (a)	158,894	4,210,691
		20,279,576

TOTAL INDUSTRIALS		176,068,372

INFORMATION TECHNOLOGY - 17.7%
Communications Equipment - 0.7%
Lumentum Holdings, Inc. (a)	74,827	7,593,444
Electronic Equipment & Components - 1.1%
Fabrinet (a)	80,335	9,090,709
TD SYNNEX Corp.	34,539	3,611,743
		12,702,452
IT Services - 3.3%
Concentrix Corp.	41,633	8,367,817
Digital Hearts Holdings Co. Ltd.	72,806	1,096,886
Digitalocean Holdings, Inc. (a)(b)	59,198	3,394,413
Dlocal Ltd. (b)	56,698	1,696,404
Flywire Corp. (a)(b)	40,405	1,139,017
Genpact Ltd.	174,868	8,699,683
Perficient, Inc. (a)	39,037	4,091,858
Thoughtworks Holding, Inc.	68,800	1,473,696
Verra Mobility Corp. (a)	270,772	4,289,028
Wix.com Ltd. (a)	22,747	2,988,273
		37,237,075
Semiconductors & Semiconductor Equipment - 3.9%
AEHR Test Systems (a)	136,658	1,742,390
Ambarella, Inc. (a)	20,309	2,846,306
Cirrus Logic, Inc. (a)	80,071	7,161,550
eMemory Technology, Inc.	52,000	3,038,167
MACOM Technology Solutions Holdings, Inc. (a)	56,585	3,463,568
Nova Ltd. (a)	48,351	5,719,923
Semtech Corp. (a)	80,432	5,718,715
SiTime Corp. (a)	62,018	14,455,776
		44,146,395
Software - 7.8%
Alkami Technology, Inc. (a)(b)	174,048	2,669,896
AvidXchange Holdings, Inc.	106,577	1,104,138
CCC Intelligent Solutions Holdings, Inc. (c)	10,832	115,469
CyberArk Software Ltd. (a)(b)	54,634	7,493,053
DoubleVerify Holdings, Inc. (a)	210,305	5,817,036
Dynatrace, Inc. (a)	139,896	7,674,695
Elastic NV (a)	62,279	5,807,517
EngageSmart, Inc. (b)	55,100	1,204,486
Fortnox AB	246,780	1,243,857
GitLab, Inc. (b)	27,200	1,741,072
KnowBe4, Inc. (a)(b)	334,868	8,010,043
Matterport, Inc. (a)(b)	32,938	320,487
Matterport, Inc. (c)	12,700	123,571
Monday.com Ltd.	11,782	2,466,208
Rapid7, Inc. (a)(b)	108,433	10,445,351
Sprout Social, Inc. (a)	83,141	5,724,258
TECSYS, Inc. (b)	133,534	4,490,877
Telos Corp. (a)	258,674	3,023,899
Tenable Holdings, Inc. (a)	221,725	11,396,665
Upsales Technology AB (a)	41,696	316,192
WalkMe Ltd. (b)	133,957	2,334,871
Yext, Inc. (a)	462,107	3,743,067
		87,266,708
Technology Hardware, Storage & Peripherals - 0.9%
Avid Technology, Inc. (a)	321,295	10,075,811

TOTAL INFORMATION TECHNOLOGY		199,021,885

MATERIALS - 4.6%
Chemicals - 2.7%
Axalta Coating Systems Ltd. (a)	111,367	3,297,577
Element Solutions, Inc.	340,649	7,644,164
The Chemours Co. LLC	226,147	7,397,268
Trinseo PLC	135,236	7,240,535
Valvoline, Inc.	164,338	5,413,294
		30,992,838
Construction Materials - 0.4%
Eagle Materials, Inc.	29,430	4,292,366
Containers & Packaging - 0.8%
Ardagh Metal Packaging SA (c)	364,084	3,506,129
Avery Dennison Corp.	24,576	5,048,402
		8,554,531
Metals & Mining - 0.7%
Iluka Resources Ltd.	680,215	5,058,032
Lynas Rare Earths Ltd. (a)	472,056	3,049,058
		8,107,090

TOTAL MATERIALS		51,946,825

REAL ESTATE - 1.4%
Equity Real Estate Investment Trusts (REITs) - 0.5%
Rexford Industrial Realty, Inc.	39,917	2,920,727
Terreno Realty Corp.	38,104	2,849,036
		5,769,763
Real Estate Management & Development - 0.9%
Compass, Inc. (a)(b)	270,534	2,321,182
Jones Lang LaSalle, Inc. (a)	28,393	7,120,680
		9,441,862

TOTAL REAL ESTATE		15,211,625

UTILITIES - 0.6%
Independent Power and Renewable Electricity Producers - 0.6%
NextEra Energy Partners LP	55,972	4,210,214
Sunnova Energy International, Inc. (a)(b)	113,509	2,231,587
		6,441,801
TOTAL COMMON STOCKS
(Cost $979,478,210)		1,077,077,155

Convertible Preferred Stocks - 2.7%
COMMUNICATION SERVICES - 0.3%
Interactive Media & Services - 0.3%
Reddit, Inc. Series F (c)(d)	46,800	2,891,978
CONSUMER DISCRETIONARY - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Algolia SAS Series D (c)(d)	9,900	289,526
HEALTH CARE - 0.4%
Biotechnology - 0.3%
Bright Peak Therapeutics AG Series B (c)(d)	199,331	601,980
Caris Life Sciences, Inc. Series D (c)(d)	144,435	961,937
Sonoma Biotherapeutics, Inc.:
Series B (c)(d)	438,013	801,564
Series B1 (c)(d)	233,603	427,493
T-Knife Therapeutics, Inc. Series B (c)(d)	201,583	840,601
Treeline Biosciences Series A (c)(d)	21,246	132,150
		3,765,725
Health Care Providers & Services - 0.1%
Boundless Bio, Inc. Series B (c)(d)	682,407	675,583
Health Care Technology - 0.0%
Wugen, Inc. Series B (c)(d)	59,982	340,698

TOTAL HEALTH CARE		4,782,006

INDUSTRIALS - 0.7%
Construction & Engineering - 0.4%
Beta Technologies, Inc. Series A (c)(d)	62,752	4,597,839
Road & Rail - 0.3%
Convoy, Inc. Series D (a)(c)(d)	192,936	3,183,039

TOTAL INDUSTRIALS		7,780,878

INFORMATION TECHNOLOGY - 1.3%
Communications Equipment - 0.3%
Astranis Space Technologies Corp. Series C (c)(d)	125,912	3,633,820
IT Services - 0.7%
Yanka Industries, Inc.:
Series E (a)(c)(d)	191,029	6,089,393
Series F (c)(d)	28,989	924,077
		7,013,470
Software - 0.3%
Mountain Digital, Inc. Series D (c)(d)	140,383	3,223,938
Skyryse, Inc. Series B (c)(d)	12,000	296,160
		3,520,098

TOTAL INFORMATION TECHNOLOGY		14,167,388

TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $26,125,727)		29,911,776

Investment Companies - 1.0%
iShares Russell 2000 Growth Index ETF
(Cost $11,325,450)	46,200	11,722,326

Money Market Funds - 7.3%
Fidelity Cash Central Fund 0.08% (g)	20,553,252	20,557,362
Fidelity Securities Lending Cash Central Fund 0.08% (g)(h)	61,226,731	61,232,853
TOTAL MONEY MARKET FUNDS
(Cost $81,790,215)		81,790,215
TOTAL INVESTMENT IN SECURITIES - 106.6%
(Cost $1,098,719,602)		1,200,501,472
NET OTHER ASSETS (LIABILITIES) - (6.6)%		(74,157,587)
NET ASSETS - 100%		$1,126,343,885

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $53,349,847 or 4.7% of net assets.

 (d) Level 3 security

 (e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $6,236,784 or 0.6% of net assets.

 (f) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (h) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Algolia SAS Series D	7/23/21	$289,526
Algolia, Inc.	10/27/21	$1,265,404
Ardagh Metal Packaging SA	2/22/21	$3,640,840
Astranis Space Technologies Corp. Series C	3/19/21	$2,760,108
BARK, Inc.	12/17/20	$2,673,000
Beta Technologies, Inc. Series A	4/9/21	$4,597,839
Boundless Bio, Inc. Series B	4/23/21	$921,249
Bright Peak Therapeutics AG Series B	5/14/21	$778,587
Caris Life Sciences, Inc. Series D	5/11/21	$1,169,924
CCC Intelligent Solutions Holdings, Inc.	2/2/21	$108,320
Convoy, Inc. Series D	10/30/19	$2,612,353
Fanatics, Inc. Class A	8/13/20 - 3/22/21	$2,891,600
Matterport, Inc.	2/8/21	$127,000
Mountain Digital, Inc. Series D	11/5/21	$3,223,938
Perella Weinberg Partners	12/29/20	$4,572,620
Reddit, Inc. Series F	8/11/21	$2,891,978
Skyryse, Inc. Series B	10/21/21	$296,160
Sonoma Biotherapeutics, Inc. Series B	7/26/21	$865,645
Sonoma Biotherapeutics, Inc. Series B1	7/26/21	$692,516
Starling Bank Ltd. Series D	6/18/21	$699,600
T-Knife Therapeutics, Inc. Series B	6/30/21	$1,162,892
Treeline Biosciences Series A	7/30/21	$166,303
Veterinary Emergency Group LLC Class A	9/16/21 - 11/30/21	$192,865
Wugen, Inc. Series B	7/9/21	$465,154
Yanka Industries, Inc. Series E	5/15/20	$2,307,478
Yanka Industries, Inc. Series F	4/8/21	$924,077

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.08%	$4,152,847	$248,645,744	$232,241,229	$2,123	$--	$--	$20,557,362	0.0%
Fidelity Securities Lending Cash Central Fund 0.08%	107,112,980	213,854,491	259,734,618	282,493	--	--	61,232,853	0.2%
Total	$111,265,827	$462,500,235	$491,975,847	$284,616	$--	$--	$81,790,215

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$49,318,418	$46,426,440	$--	$2,891,978
Consumer Discretionary	166,401,078	151,478,958	2,306,014	12,616,106
Consumer Staples	30,211,631	29,966,608	245,023	--
Energy	38,702,735	38,702,735	--	--
Financials	75,318,920	72,375,520	1,743,529	1,199,871
Health Care	276,397,375	271,422,504	--	4,974,871
Industrials	183,849,250	176,068,372	--	7,780,878
Information Technology	213,189,273	194,570,640	4,451,245	14,167,388
Materials	51,946,825	43,839,735	8,107,090	--
Real Estate	15,211,625	15,211,625	--	--
Utilities	6,441,801	6,441,801	--	--
Investment Companies	11,722,326	11,722,326	--	--
Money Market Funds	81,790,215	81,790,215	--	--
Total Investments in Securities:	$1,200,501,472	$1,140,017,479	$16,852,901	$43,631,092

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

Investments in Securities:
Equities - Consumer Discretionary
Beginning Balance	$6,141,313
Net Realized Gain (Loss) on Investment Securities	--
Net Unrealized Gain (Loss) on Investment Securities	5,209,389
Cost of Purchases	1,265,404
Proceeds of Sales	--
Amortization/Accretion	--
Transfers into Level 3	--
Transfers out of Level 3	--
Ending Balance	$12,616,106
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2022	$5,209,389
Equities - Information Technology
Beginning Balance	$9,773,578
Net Realized Gain (Loss) on Investment Securities	--
Net Unrealized Gain (Loss) on Investment Securities	873,713
Cost of Purchases	3,520,097
Proceeds of Sales	--
Amortization/Accretion	--
Transfers into Level 3	--
Transfers out of Level 3	--
Ending Balance	$14,167,388
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2022	$873,713
Other Investments in Securities
Beginning Balance	$14,383,142
Net Realized Gain (Loss) on Investment Securities	--
Net Unrealized Gain (Loss) on Investment Securities	(180,387)
Cost of Purchases	3,084,843
Proceeds of Sales	--
Amortization/Accretion	--
Transfers into Level 3	--
Transfers out of Level 3	(440,000)
Ending Balance	$16,847,598
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2022	$(180,387)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Cost of purchases and proceeds of sales may include securities received and/or delivered through in-kind transactions. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	88.3%
Israel	1.9%
Bermuda	1.6%
United Kingdom	1.5%
Netherlands	1.2%
Ireland	1.1%
Cayman Islands	1.0%
Others (Individually Less Than 1%)	3.4%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		January 31, 2022 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $63,842,326) — See accompanying schedule: Unaffiliated issuers (cost $1,016,929,387)	$1,118,711,257
Fidelity Central Funds (cost $81,790,215)	81,790,215
Total Investment in Securities (cost $1,098,719,602)		$1,200,501,472
Receivable for investments sold		4,838,427
Receivable for fund shares sold		1,318,461
Dividends receivable		193,196
Distributions receivable from Fidelity Central Funds		43,108
Total assets		1,206,894,664
Liabilities
Payable for investments purchased	$16,689,563
Payable for fund shares redeemed	2,069,559
Accrued management fee	560,213
Collateral on securities loaned	61,231,444
Total liabilities		80,550,779
Net Assets		$1,126,343,885
Net Assets consist of:
Paid in capital		$1,017,017,772
Total accumulated earnings (loss)		109,326,113
Net Assets		$1,126,343,885
Net Asset Value, offering price and redemption price per share ($1,126,343,885 ÷ 76,520,101 shares)		$14.72

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended January 31, 2022 (Unaudited)
Investment Income
Dividends		$3,525,365
Interest		1,172
Income from Fidelity Central Funds (including $282,493 from security lending)		284,616
Total income		3,811,153
Expenses
Management fee	$3,623,232
Independent trustees' fees and expenses	2,121
Interest	1,146
Total expenses before reductions	3,626,499
Expense reductions	(42)
Total expenses after reductions		3,626,457
Net investment income (loss)		184,696
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	56,943,241
Foreign currency transactions	461
Total net realized gain (loss)		56,943,702
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(195,397,598)
Unfunded commitments	498,561
Assets and liabilities in foreign currencies	(28)
Total change in net unrealized appreciation (depreciation)		(194,899,065)
Net gain (loss)		(137,955,363)
Net increase (decrease) in net assets resulting from operations		$(137,770,667)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended January 31, 2022 (Unaudited)	Year ended July 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$184,696	$(1,648,598)
Net realized gain (loss)	56,943,702	291,358,606
Change in net unrealized appreciation (depreciation)	(194,899,065)	111,070,616
Net increase (decrease) in net assets resulting from operations	(137,770,667)	400,780,624
Distributions to shareholders	(287,761,100)	(32,449,496)
Share transactions
Proceeds from sales of shares	260,327,166	442,975,177
Reinvestment of distributions	287,761,100	32,449,496
Cost of shares redeemed	(150,592,162)	(589,302,011)
Net increase (decrease) in net assets resulting from share transactions	397,496,104	(113,877,338)
Total increase (decrease) in net assets	(28,035,663)	254,453,790
Net Assets
Beginning of period	1,154,379,548	899,925,758
End of period	$1,126,343,885	$1,154,379,548
Other Information
Shares
Sold	15,418,057	22,367,069
Issued in reinvestment of distributions	15,979,576	1,720,546
Redeemed	(8,451,853)	(29,251,232)
Net increase (decrease)	22,945,780	(5,163,617)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Small Cap Growth K6 Fund

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2022	2021	2020	2019	2018	2017 A
Selected Per–Share Data
Net asset value, beginning of period	$21.55	$15.32	$13.96	$13.40	$10.42	$10.00
Income from Investment Operations
Net investment income (loss)B,C	–D	(.03)E	–D	(.01)	(.01)	(.01)
Net realized and unrealized gain (loss)	(1.60)	6.81	1.36	.84	3.00	.43
Total from investment operations	(1.60)	6.78	1.36	.83	2.99	.42
Distributions from net investment income	–	–	–	–	–D	–
Distributions from net realized gain	(5.23)	(.55)	–	(.27)	(.01)	–
Total distributions	(5.23)	(.55)	–	(.27)	(.01)	–
Net asset value, end of period	$14.72	$21.55	$15.32	$13.96	$13.40	$10.42
Total ReturnF,G	(11.26)%	44.76%	9.74%	6.14%	28.72%	4.20%
Ratios to Average Net AssetsC,H,I
Expenses before reductions	.60%J	.60%	.60%	.60%	.60%	.60%J
Expenses net of fee waivers, if any	.60%J	.60%	.60%	.60%	.60%	.60%J
Expenses net of all reductions	.60%J	.59%	.59%	.59%	.59%	.60%J
Net investment income (loss)	.03%J	(.14)%E	(.02)%	(.09)%	(.06)%	(.45)%J
Supplemental Data
Net assets, end of period (000 omitted)	$1,126,344	$1,154,380	$899,926	$833,744	$562,817	$74,821
Portfolio turnover rateK	83%J,L	119%	137%L	108%L	114%L	79%L,M

 A For the period May 25, 2017 (commencement of operations) through July 31, 2017.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D Amount represents less than $.005 per share.

 E Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.01 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.22) %.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 J Annualized

 K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 L Portfolio turnover rate excludes securities received or delivered in-kind.

 M Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended January 31, 2022

1. Organization.

Fidelity Small Cap Growth K6 Fund (the Fund) is a fund of Fidelity Securities Fund (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares generally are available only to employer-sponsored retirement plans that are recordkept by Fidelity, or to certain employer-sponsored retirement plans that are not recordkept by Fidelity.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – Unadjusted quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Exchange-Traded Funds (ETFs) are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in Input(a)
Equities	$43,631,092	Market approach	Transaction price	$1.35 - $73.27 / $42.53	Increase
			Discount rate	17.8% - 27.7% / 23.0%	Decrease
		Discounted cash flow	Weighted average cost of capital (WACC)	19.6%	Decrease
			Discount for lack of marketability	10.0%	Decrease
			Growth rate	2.0%	Increase

 (a) Represents the directional change in the fair value of the Level 3 investments that could have resulted from an increase in the corresponding input as of period end. A decrease to the unobservable input would have had the opposite effect. Significant changes in these inputs may have resulted in a significantly higher or lower fair value measurement at period end.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of January 31, 2022, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), partnerships, net operating losses, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$215,008,308
Gross unrealized depreciation	(117,623,953)
Net unrealized appreciation (depreciation)	$97,384,355
Tax cost	$1,103,117,117

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

Special Purpose Acquisition Companies. Funds may invest in stock, warrants, and other securities of special purpose acquisition companies (SPACs) or similar special purpose entities. A SPAC is a publicly traded company that raises investment capital via an initial public offering (IPO) for the purpose of acquiring the equity securities of one or more existing companies via merger, business combination, acquisition or other similar transactions within a designated time frame.

Private Investment in Public Equity. Funds may acquire equity securities of an issuer through a private investment in a public equity (PIPE) transaction, including through commitments to purchase securities on a when-issued basis. A PIPE typically involves the purchase of securities directly from a publicly traded company in a private placement transaction. Securities purchased through PIPE transactions will be restricted from trading and considered illiquid until a resale registration statement for the shares is filed and declared effective.

At the current and/or prior period end, the Fund had commitments to purchase when-issued securities through PIPE transactions with SPACs. The commitments are contingent upon the SPACs acquiring the securities of target companies. Unrealized appreciation (depreciation) on any commitments outstanding at period end is separately presented in the Statements of Assets and Liabilities as Unrealized appreciation (depreciation) on unfunded commitments, and any change in unrealized appreciation (depreciation) on unfunded commitments during the period is separately presented in the Statement of Operations, as applicable.

Consolidated Subsidiary. The Funds included in the table below hold certain investments through a wholly-owned subsidiary ("Subsidiary"), which may be subject to federal and state taxes upon disposition.

As of period end, investments in Subsidiaries were as follows:

	$ Amount	% of Net Assets
Fidelity Small Cap Growth K6 Fund	192,865.02

The financial statements have been consolidated to include the Subsidiary accounts where applicable. Accordingly, all inter-company transactions and balances have been eliminated.

At period end, any estimated tax liability for these investments is presented as "Deferred taxes" in the Statement of Assets and Liabilities and included in "Change in net unrealized appreciation (depreciation) on investment securities" in the Statement of Operations. The tax liability incurred may differ materially depending on conditions when these investments are disposed. Any cash held by a Subsidiary is restricted as to its use and is presented as "Restricted cash" in the Statement of Assets and Liabilities, if applicable.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Small Cap Growth K6 Fund	592,223,121	500,024,991

Unaffiliated Exchanges In-Kind. Shares that were exchanged for investments, including accrued interest and cash, if any, are shown in the table below. The amount of in-kind exchanges is included in share transactions in the accompanying Statement of Changes in Net Assets.

	Shares	Total Proceeds ($)
Fidelity Small Cap Growth K6 Fund	453,412	8,288,363

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .60% of average net assets. Under the management contract, the investment adviser or an affiliate pays all other expenses of the Fund, excluding fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Small Cap Growth K6 Fund	$17,247

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity Small Cap Growth K6 Fund	Borrower	$5,005,885.32%		$1,146

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Small Cap Growth K6 Fund	26,283,740	33,908,392	4,576,411

Other. During the period, the investment adviser reimbursed the Fund for certain losses as follows:

Amount ($)
Fidelity Small Cap Growth K6 Fund	2,207

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.

7. Security Lending.

Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Small Cap Growth K6 Fund	$28,197	$6,933	$223,434

8. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $42.

9. Other.

A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

10. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2021 to January 31, 2022).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value August 1, 2021	Ending Account Value January 31, 2022	Expenses Paid During Period-B August 1, 2021 to January 31, 2022
Fidelity Small Cap Growth K6 Fund	.60%
Actual		$1,000.00	$887.40	$2.85
Hypothetical-C		$1,000.00	$1,022.18	$3.06

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

SCPK6-SANN-0422
1.9884010.104

Fidelity® Small Cap Value Fund

Semi-Annual Report

January 31, 2022

Includes Fidelity and Fidelity Advisor share classes

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 if you’re an individual investing directly with Fidelity, call 1-800-835-5092 if you’re a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you’re an advisor or invest through one to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2022 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of COVID-19 emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and corporate earnings. On March 11, 2020, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread. The pandemic prompted a number of measures to limit the spread of COVID-19, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. To help stem the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

In general, the overall impact of the pandemic lessened in 2021, amid a resilient economy and widespread distribution of three COVID-19 vaccines granted emergency use authorization from the U.S. Food and Drug Administration (FDA) early in the year. Still, the situation remains dynamic, and the extent and duration of its influence on financial markets and the economy is highly uncertain, due in part to a recent spike in cases based on highly contagious variants of the coronavirus.

Extreme events such as the COVID-19 crisis are exogenous shocks that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets. Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we continue to take extra steps to be responsive to customer needs. We encourage you to visit us online, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Top Ten Stocks as of January 31, 2022

% of fund's net assets
Brookfield Infrastructure Corp. A Shares	2.2
Eastern Bankshares, Inc.	2.1
U.S. Foods Holding Corp.	1.8
Cushman & Wakefield PLC	1.8
CACI International, Inc. Class A	1.7
Adient PLC	1.7
Churchill Downs, Inc.	1.7
Old Republic International Corp.	1.7
Encore Capital Group, Inc.	1.6
TD SYNNEX Corp.	1.6
17.9

Top Five Market Sectors as of January 31, 2022

% of fund's net assets
Financials	27.3
Industrials	16.2
Consumer Discretionary	8.6
Information Technology	8.4
Real Estate	8.3

Asset Allocation (% of fund's net assets)

As of January 31, 2022*
Stocks	97.0%
Short-Term Investments and Net Other Assets (Liabilities)	3.0%

 * Foreign investments - 17.1%

Schedule of Investments January 31, 2022 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 92.9%
	Shares	Value
COMMUNICATION SERVICES - 1.4%
Media - 1.4%
Cogeco Communications, Inc.	145,400	$11,934,890
Nexstar Broadcasting Group, Inc. Class A	351,800	58,180,684
		70,115,574
CONSUMER DISCRETIONARY - 8.6%
Auto Components - 1.7%
Adient PLC (a)	2,040,000	85,618,800
Hotels, Restaurants & Leisure - 3.6%
Brinker International, Inc. (a)(b)	1,500,000	49,815,000
Churchill Downs, Inc.	397,700	83,636,310
Hilton Grand Vacations, Inc. (a)	985,000	48,127,100
		181,578,410
Household Durables - 0.3%
Traeger, Inc. (a)(b)	1,600,000	16,304,000
Leisure Products - 0.7%
Hayward Holdings, Inc. (b)	1,625,160	31,999,400
Specialty Retail - 2.0%
Rent-A-Center, Inc. (b)	1,350,000	56,902,500
Williams-Sonoma, Inc. (b)	275,100	44,164,554
		101,067,054
Textiles, Apparel & Luxury Goods - 0.3%
Crocs, Inc. (a)	160,000	16,419,200

TOTAL CONSUMER DISCRETIONARY		432,986,864

CONSUMER STAPLES - 3.9%
Food & Staples Retailing - 2.9%
BJ's Wholesale Club Holdings, Inc. (a)	930,000	57,167,100
U.S. Foods Holding Corp. (a)	2,480,000	87,444,800
		144,611,900
Food Products - 1.0%
Lamb Weston Holdings, Inc.	750,000	48,157,500

TOTAL CONSUMER STAPLES		192,769,400

ENERGY - 3.4%
Energy Equipment & Services - 0.9%
TechnipFMC PLC (a)	7,000,000	45,430,000
Oil, Gas & Consumable Fuels - 2.5%
Antero Resources Corp. (a)(b)	3,652,000	71,323,560
Brigham Minerals, Inc. Class A	2,530,100	54,751,364
		126,074,924

TOTAL ENERGY		171,504,924

FINANCIALS - 27.3%
Banks - 13.0%
BOK Financial Corp.	440,000	45,122,000
Camden National Corp.	187,830	9,327,638
Comerica, Inc.	608,300	56,438,074
Cullen/Frost Bankers, Inc.	375,000	52,878,750
Eastern Bankshares, Inc.	4,910,000	104,533,900
First Foundation, Inc.	2,177,275	56,935,741
Independent Bank Group, Inc. (b)	771,196	58,549,200
Sterling Bancorp	2,157,300	56,715,417
Synovus Financial Corp.	976,700	48,600,592
The Bank of NT Butterfield & Son Ltd.	1,760,000	64,504,000
Trico Bancshares	1,199,400	52,137,918
Western Alliance Bancorp.	479,700	47,581,443
		653,324,673
Capital Markets - 1.7%
AllianceBernstein Holding LP	888,200	41,700,990
Lazard Ltd. Class A	983,300	42,911,212
		84,612,202
Consumer Finance - 2.9%
Encore Capital Group, Inc. (a)(b)(c)	1,250,200	80,637,900
FirstCash Holdings, Inc.	955,000	66,563,500
		147,201,400
Diversified Financial Services - 0.8%
ECN Capital Corp.	9,302,051	39,077,176
Insurance - 8.9%
Assurant, Inc.	500,000	76,255,000
Axis Capital Holdings Ltd.	744,600	42,427,308
Enstar Group Ltd. (a)	284,649	75,454,757
First American Financial Corp.	650,000	48,431,500
Old Republic International Corp.	3,258,700	83,520,481
Primerica, Inc.	500,000	77,170,000
Reinsurance Group of America, Inc.	350,000	40,190,500
		443,449,546

TOTAL FINANCIALS		1,367,664,997

HEALTH CARE - 5.9%
Biotechnology - 1.6%
Agios Pharmaceuticals, Inc. (a)	310,000	9,575,900
ALX Oncology Holdings, Inc. (a)	325,000	5,200,000
Aurinia Pharmaceuticals, Inc. (a)(b)	655,000	10,912,300
Celldex Therapeutics, Inc. (a)	200,000	6,202,000
Erasca, Inc.	705,000	8,354,250
Exelixis, Inc. (a)	375,000	6,787,500
Global Blood Therapeutics, Inc. (a)	225,000	6,491,250
Imago BioSciences, Inc.	195,757	3,958,207
Instil Bio, Inc. (a)	470,000	5,456,700
Keros Therapeutics, Inc. (a)	117,285	5,438,505
Relay Therapeutics, Inc. (a)	250,000	5,532,500
TG Therapeutics, Inc. (a)	340,000	3,933,800
		77,842,912
Health Care Equipment & Supplies - 1.2%
Envista Holdings Corp. (a)	1,400,000	60,536,000
Health Care Providers & Services - 1.6%
Owens & Minor, Inc. (b)	1,000,000	42,090,000
Premier, Inc.	1,000,000	38,220,000
		80,310,000
Pharmaceuticals - 1.5%
Jazz Pharmaceuticals PLC (a)	133,600	18,558,376
Prestige Brands Holdings, Inc. (a)	1,000,000	56,450,000
		75,008,376

TOTAL HEALTH CARE		293,697,288

INDUSTRIALS - 16.2%
Aerospace & Defense - 1.3%
Curtiss-Wright Corp.	500,000	66,395,000
Building Products - 2.4%
Builders FirstSource, Inc. (a)	840,000	57,111,600
Jeld-Wen Holding, Inc. (a)(b)	2,663,321	62,854,376
		119,965,976
Commercial Services & Supplies - 0.5%
KAR Auction Services, Inc. (a)(b)	1,700,600	24,182,532
Construction & Engineering - 0.6%
Arcosa, Inc.	600,000	27,996,000
Electrical Equipment - 0.7%
Atkore, Inc. (a)	336,100	36,224,858
Machinery - 3.8%
Crane Co.	617,300	63,896,723
EnPro Industries, Inc.	455,000	47,784,100
ITT, Inc.	650,000	59,748,000
Luxfer Holdings PLC sponsored	1,191,600	20,352,528
		191,781,351
Professional Services - 4.3%
ASGN, Inc. (a)	550,000	63,178,500
CACI International, Inc. Class A (a)	350,000	86,611,000
KBR, Inc.	1,010,000	43,834,000
TriNet Group, Inc. (a)	235,000	20,022,000
		213,645,500
Trading Companies & Distributors - 2.6%
Beacon Roofing Supply, Inc. (a)	1,343,000	73,690,410
Univar, Inc. (a)	2,200,000	58,300,000
		131,990,410

TOTAL INDUSTRIALS		812,181,627

INFORMATION TECHNOLOGY - 8.4%
Communications Equipment - 1.1%
Lumentum Holdings, Inc. (a)	545,000	55,306,600
Electronic Equipment & Components - 3.6%
Insight Enterprises, Inc. (a)	648,000	61,009,200
TD SYNNEX Corp.	765,000	79,996,050
TTM Technologies, Inc. (a)	3,000,000	40,380,000
		181,385,250
IT Services - 3.5%
Concentrix Corp.	385,000	77,381,150
Cyxtera Technologies, Inc. Class A (a)(b)	3,994,489	47,814,033
Genpact Ltd.	1,000,000	49,750,000
		174,945,183
Software - 0.2%
Xperi Holding Corp.	644,906	10,879,564

TOTAL INFORMATION TECHNOLOGY		422,516,597

MATERIALS - 6.2%
Chemicals - 2.6%
Tronox Holdings PLC	2,125,000	48,237,500
Valvoline, Inc.	1,395,800	45,977,652
Westlake Chemical Corp.	350,000	34,527,500
		128,742,652
Construction Materials - 1.7%
Eagle Materials, Inc.	180,200	26,282,170
RHI Magnesita NV	500,000	23,062,323
Summit Materials, Inc. (a)	1,000,000	35,560,000
		84,904,493
Containers & Packaging - 1.9%
Ardagh Group SA	926,244	19,038,945
O-I Glass, Inc. (a)	3,800,000	50,578,000
WestRock Co.	590,000	27,234,400
		96,851,345

TOTAL MATERIALS		310,498,490

REAL ESTATE - 8.3%
Equity Real Estate Investment Trusts (REITs) - 3.2%
Corporate Office Properties Trust (SBI)	1,000,000	25,260,000
Douglas Emmett, Inc.	2,000,000	62,440,000
LXP Industrial Trust (REIT) (b)	5,000,000	74,450,000
		162,150,000
Real Estate Management & Development - 5.1%
Cushman & Wakefield PLC (a)	4,163,779	87,397,721
DIC Asset AG	3,000,000	51,606,362
Jones Lang LaSalle, Inc. (a)	262,400	65,807,296
Realogy Holdings Corp. (a)	3,083,900	50,884,350
		255,695,729

TOTAL REAL ESTATE		417,845,729

UTILITIES - 3.3%
Gas Utilities - 2.2%
Brookfield Infrastructure Corp. A Shares	1,651,900	109,554,008
Independent Power and Renewable Electricity Producers - 1.1%
NextEra Energy Partners LP (b)	766,600	57,663,652

TOTAL UTILITIES		167,217,660

TOTAL COMMON STOCKS
(Cost $3,909,649,230)		4,658,999,150

Money Market Funds - 7.4%
Fidelity Cash Central Fund 0.08% (d)	153,630,092	153,660,818
Fidelity Securities Lending Cash Central Fund 0.08% (d)(e)	218,890,609	218,912,498
TOTAL MONEY MARKET FUNDS
(Cost $372,573,316)		372,573,316

Equity Funds - 4.1%
Domestic Equity Funds - 4.1%
iShares Russell 2000 Value ETF (b)
(Cost $213,953,812)	1,300,000	203,242,002
TOTAL INVESTMENT IN SECURITIES - 104.4%
(Cost $4,496,176,358)		5,234,814,468
NET OTHER ASSETS (LIABILITIES) - (4.4)%		(221,482,905)
NET ASSETS - 100%		$5,013,331,563

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated company

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.08%	$24,411,882	$1,418,867,511	$1,289,618,575	$44,189	$--	$--	$153,660,818	0.3%
Fidelity Securities Lending Cash Central Fund 0.08%	63,724,657	580,967,490	425,779,649	930,414	--	--	218,912,498	0.7%
Total	$88,136,539	$1,999,835,001	$1,715,398,224	$974,603	$--	$--	$372,573,316

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Encore Capital Group, Inc.	$43,198,787	$--	$--	$--	$--	$37,439,113	$80,637,900
Total	$43,198,787	$--	$--	$--	$--	$37,439,113	$80,637,900

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$70,115,574	$70,115,574	$--	$--
Consumer Discretionary	432,986,864	432,986,864	--	--
Consumer Staples	192,769,400	192,769,400	--	--
Energy	171,504,924	171,504,924	--	--
Financials	1,367,664,997	1,367,664,997	--	--
Health Care	293,697,288	293,697,288	--	--
Industrials	812,181,627	812,181,627	--	--
Information Technology	422,516,597	422,516,597	--	--
Materials	310,498,490	287,436,167	23,062,323	--
Real Estate	417,845,729	366,239,367	51,606,362	--
Utilities	167,217,660	167,217,660	--	--
Money Market Funds	372,573,316	372,573,316	--	--
Equity Funds	203,242,002	203,242,002	--	--
Total Investments in Securities:	$5,234,814,468	$5,160,145,783	$74,668,685	$--

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	82.9%
Bermuda	5.6%
United Kingdom	4.1%
Canada	3.4%
Ireland	2.1%
Germany	1.0%
Others (Individually Less Than 1%)	0.9%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		January 31, 2022 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $217,912,109) — See accompanying schedule: Unaffiliated issuers (cost $4,080,404,255)	$4,781,603,252
Fidelity Central Funds (cost $372,573,316)	372,573,316
Other affiliated issuers (cost $43,198,787)	80,637,900
Total Investment in Securities (cost $4,496,176,358)		$5,234,814,468
Cash		806,846
Foreign currency held at value (cost $413,699)		397,019
Receivable for investments sold		547,699
Receivable for fund shares sold		13,226,280
Dividends receivable		1,251,334
Distributions receivable from Fidelity Central Funds		84,985
Prepaid expenses		3,684
Total assets		5,251,132,315
Liabilities
Payable for investments purchased	$3,644,758
Payable for fund shares redeemed	11,086,398
Accrued management fee	3,276,403
Distribution and service plan fees payable	124,700
Other affiliated payables	688,077
Other payables and accrued expenses	73,500
Collateral on securities loaned	218,906,916
Total liabilities		237,800,752
Net Assets		$5,013,331,563
Net Assets consist of:
Paid in capital		$4,094,492,339
Total accumulated earnings (loss)		918,839,224
Net Assets		$5,013,331,563
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($273,887,040 ÷ 13,492,226 shares)(a)		$20.30
Maximum offering price per share (100/94.25 of $20.30)		$21.54
Class M:
Net Asset Value and redemption price per share ($83,721,867 ÷ 4,277,208 shares)(a)		$19.57
Maximum offering price per share (100/96.50 of $19.57)		$20.28
Class C:
Net Asset Value and offering price per share ($39,372,438 ÷ 2,256,270 shares)(a)		$17.45
Small Cap Value:
Net Asset Value, offering price and redemption price per share ($2,893,696,276 ÷ 138,692,921 shares)		$20.86
Class I:
Net Asset Value, offering price and redemption price per share ($1,244,509,839 ÷ 59,651,205 shares)		$20.86
Class Z:
Net Asset Value, offering price and redemption price per share ($478,144,103 ÷ 22,928,671 shares)		$20.85

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended January 31, 2022 (Unaudited)
Investment Income
Dividends		$30,111,970
Special dividends		36,917,428
Income from Fidelity Central Funds (including $930,414 from security lending)		974,603
Total income		68,004,001
Expenses
Management fee
Basic fee	$15,812,043
Performance adjustment	2,544,286
Transfer agent fees	3,469,499
Distribution and service plan fees	709,120
Accounting fees	534,198
Custodian fees and expenses	63,196
Independent trustees' fees and expenses	7,919
Registration fees	215,050
Audit	31,320
Legal	4,007
Miscellaneous	8,454
Total expenses before reductions	23,399,092
Expense reductions	(70,608)
Total expenses after reductions		23,328,484
Net investment income (loss)		44,675,517
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	306,644,796
Foreign currency transactions	95,513
Total net realized gain (loss)		306,740,309
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(202,943,277)
Affiliated issuers	37,439,113
Assets and liabilities in foreign currencies	(41,145)
Total change in net unrealized appreciation (depreciation)		(165,545,309)
Net gain (loss)		141,195,000
Net increase (decrease) in net assets resulting from operations		$185,870,517

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended January 31, 2022 (Unaudited)	Year ended July 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$44,675,517	$21,998,088
Net realized gain (loss)	306,740,309	431,506,266
Change in net unrealized appreciation (depreciation)	(165,545,309)	808,798,720
Net increase (decrease) in net assets resulting from operations	185,870,517	1,262,303,074
Distributions to shareholders	(359,250,618)	(10,614,922)
Share transactions - net increase (decrease)	915,861,042	1,325,877,253
Total increase (decrease) in net assets	742,480,941	2,577,565,405
Net Assets
Beginning of period	4,270,850,622	1,693,285,217
End of period	$5,013,331,563	$4,270,850,622

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Small Cap Value Fund Class A

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$21.03	$12.33	$14.68	$20.33	$19.05	$17.92
Income from Investment Operations
Net investment income (loss)A,B	.17C	.09D	.11	.14E	.10F	.20G
Net realized and unrealized gain (loss)	.77	8.66	(1.96)	(.98)	1.87	2.23
Total from investment operations	.94	8.75	(1.85)	(.84)	1.97	2.43
Distributions from net investment income	(.39)	(.05)	(.09)	(.10)	(.17)	(.10)
Distributions from net realized gain	(1.28)	–	(.41)	(4.71)	(.52)	(1.20)
Total distributions	(1.67)	(.05)	(.50)	(4.81)	(.69)	(1.30)
Redemption fees added to paid in capitalA	–	–	–	–	–H	–H
Net asset value, end of period	$20.30	$21.03	$12.33	$14.68	$20.33	$19.05
Total ReturnI,J,K	4.53%	71.07%	(13.09)%	(4.85)%	10.65%	14.61%
Ratios to Average Net AssetsB,L,M
Expenses before reductions	1.25%N	1.24%	1.22%	.92%	1.18%	1.24%
Expenses net of fee waivers, if any	1.25%N	1.24%	1.22%	.92%	1.17%	1.24%
Expenses net of all reductions	1.25%N	1.23%	1.20%	.91%	1.17%	1.24%
Net investment income (loss)	.87%C,N	.50%D	.84%	.91%E	.49%F	1.10%G
Supplemental Data
Net assets, end of period (000 omitted)	$273,887	$232,920	$101,675	$129,115	$162,572	$184,306
Portfolio turnover rateO	39%N	54%	109%	79%	55%	26%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.17 per share. Such dividends are not annualized in the ratio of net investment income (loss) to average net assets. Excluding such non-recurring dividend(s) the ratio of net investment income (loss) to average net assets would have been .08%.

 D Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.07 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .13%.

 E Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.03 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .71%.

 F Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.04 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .29%.

 G Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.09 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .61%.

 H Amount represents less than $.005 per share.

 I Total returns for periods of less than one year are not annualized.

 J Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 K Total returns do not include the effect of the sales charges.

 L Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 M Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 N Annualized

 O Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Small Cap Value Fund Class M

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$20.31	$11.93	$14.22	$19.84	$18.61	$17.54
Income from Investment Operations
Net investment income (loss)A,B	.14C	.05D	.08	.10E	.05F	.15G
Net realized and unrealized gain (loss)	.74	8.37	(1.91)	(.96)	1.82	2.18
Total from investment operations	.88	8.42	(1.83)	(.86)	1.87	2.33
Distributions from net investment income	(.35)	(.04)	(.05)	(.05)	(.13)	(.07)
Distributions from net realized gain	(1.28)	–	(.41)	(4.71)	(.52)	(1.20)
Total distributions	(1.62)H	(.04)	(.46)	(4.76)	(.64)H	(1.26)H
Redemption fees added to paid in capitalA	–	–	–	–	–I	–I
Net asset value, end of period	$19.57	$20.31	$11.93	$14.22	$19.84	$18.61
Total ReturnJ,K,L	4.40%	70.63%	(13.29)%	(5.08)%	10.39%	14.35%
Ratios to Average Net AssetsB,M,N
Expenses before reductions	1.49%O	1.48%	1.46%	1.17%	1.42%	1.49%
Expenses net of fee waivers, if any	1.49%O	1.48%	1.46%	1.17%	1.42%	1.49%
Expenses net of all reductions	1.49%O	1.47%	1.44%	1.16%	1.41%	1.49%
Net investment income (loss)	.63%C,O	.26%D	.59%	.66%E	.25%F	.86%G
Supplemental Data
Net assets, end of period (000 omitted)	$83,722	$80,182	$38,049	$53,612	$69,380	$78,852
Portfolio turnover rateP	39%O	54%	109%	79%	55%	26%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.16 per share. Such dividends are not annualized in the ratio of net investment income (loss) to average net assets. Excluding such non-recurring dividend(s) the ratio of net investment income (loss) to average net assets would have been (.16) %.

 D Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.06 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.11) %.

 E Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.03 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .46%.

 F Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.04 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .04%.

 G Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.09 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .36%.

 H Total distributions per share do not sum due to rounding.

 I Amount represents less than $.005 per share.

 J Total returns for periods of less than one year are not annualized.

 K Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 L Total returns do not include the effect of the sales charges.

 M Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 N Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 O Annualized

 P Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Small Cap Value Fund Class C

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$18.25	$10.76	$12.91	$18.50	$17.39	$16.52
Income from Investment Operations
Net investment income (loss)A,B	.08C	(.04)D	.01	.02E	(.05)F	.06G
Net realized and unrealized gain (loss)	.66	7.55	(1.72)	(.89)	1.71	2.04
Total from investment operations	.74	7.51	(1.71)	(.87)	1.66	2.10
Distributions from net investment income	(.31)	(.02)	(.03)	(.02)	(.03)	(.04)
Distributions from net realized gain	(1.24)	–	(.41)	(4.71)	(.52)	(1.20)
Total distributions	(1.54)H	(.02)	(.44)	(4.72)H	(.55)	(1.23)H
Redemption fees added to paid in capitalA	–	–	–	–	–I	–I
Net asset value, end of period	$17.45	$18.25	$10.76	$12.91	$18.50	$17.39
Total ReturnJ,K,L	4.12%	69.84%	(13.74)%	(5.63)%	9.84%	13.79%
Ratios to Average Net AssetsB,M,N
Expenses before reductions	2.01%O	2.01%	2.00%	1.68%	1.93%	2.00%
Expenses net of fee waivers, if any	2.00%O	2.01%	1.99%	1.68%	1.93%	2.00%
Expenses net of all reductions	2.00%O	2.00%	1.97%	1.67%	1.92%	2.00%
Net investment income (loss)	.11%C,O	(.26)%D	.06%	.15%E	(.26)%F	.35%G
Supplemental Data
Net assets, end of period (000 omitted)	$39,372	$32,469	$13,748	$22,187	$44,396	$52,227
Portfolio turnover rateP	39%O	54%	109%	79%	55%	26%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.14 per share. Such dividends are not annualized in the ratio of net investment income (loss) to average net assets. Excluding such non-recurring dividend(s) the ratio of net investment income (loss) to average net assets would have been (.68) %.

 D Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.06 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.64) %.

 E Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.03 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.05) %.

 F Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.04 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.47) %.

 G Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.08 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.15) %.

 H Total distributions per share do not sum due to rounding.

 I Amount represents less than $.005 per share.

 J Total returns for periods of less than one year are not annualized.

 K Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 L Total returns do not include the effect of the contingent deferred sales charge.

 M Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 N Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 O Annualized

 P Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Small Cap Value Fund

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$21.59	$12.64	$15.04	$20.71	$19.41	$18.22
Income from Investment Operations
Net investment income (loss)A,B	.21C	.14D	.15	.18E	.15F	.25G
Net realized and unrealized gain (loss)	.78	8.89	(2.01)	(1.00)	1.89	2.28
Total from investment operations	.99	9.03	(1.86)	(.82)	2.04	2.53
Distributions from net investment income	(.44)	(.08)	(.12)	(.15)	(.22)	(.15)
Distributions from net realized gain	(1.28)	–	(.41)	(4.71)	(.52)	(1.20)
Total distributions	(1.72)	(.08)	(.54)H	(4.85)H	(.74)	(1.34)H
Redemption fees added to paid in capitalA	–	–	–	–	–I	–I
Net asset value, end of period	$20.86	$21.59	$12.64	$15.04	$20.71	$19.41
Total ReturnJ,K	4.64%	71.64%	(12.88)%	(4.58)%	10.88%	14.99%
Ratios to Average Net AssetsB,L,M
Expenses before reductions	.98%N	.97%	.96%	.66%	.91%	.99%
Expenses net of fee waivers, if any	.97%N	.97%	.96%	.66%	.91%	.99%
Expenses net of all reductions	.97%N	.96%	.94%	.64%	.91%	.99%
Net investment income (loss)	1.14%C,N	.77%D	1.10%	1.17%E	.76%F	1.36%G
Supplemental Data
Net assets, end of period (000 omitted)	$2,893,696	$2,715,703	$1,231,427	$1,611,032	$2,052,664	$2,637,843
Portfolio turnover rateO	39%N	54%	109%	79%	55%	26%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.17 per share. Such dividends are not annualized in the ratio of net investment income (loss) to average net assets. Excluding such non-recurring dividend(s) the ratio of net investment income (loss) to average net assets would have been .35%.

 D Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.07 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .40%.

 E Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.03 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .98%.

 F Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.04 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .55%.

 G Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.09 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .86%.

 H Total distributions per share do not sum due to rounding.

 I Amount represents less than $.005 per share.

 J Total returns for periods of less than one year are not annualized.

 K Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 L Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 M Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 N Annualized

 O Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Small Cap Value Fund Class I

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$21.59	$12.65	$15.04	$20.72	$19.41	$18.23
Income from Investment Operations
Net investment income (loss)A,B	.21C	.15D	.15	.18E	.15F	.25G
Net realized and unrealized gain (loss)	.78	8.87	(2.01)	(1.01)	1.90	2.28
Total from investment operations	.99	9.02	(1.86)	(.83)	2.05	2.53
Distributions from net investment income	(.44)	(.08)	(.12)	(.15)	(.22)	(.15)
Distributions from net realized gain	(1.28)	–	(.41)	(4.71)	(.52)	(1.20)
Total distributions	(1.72)	(.08)	(.53)	(4.85)H	(.74)	(1.35)
Redemption fees added to paid in capitalA	–	–	–	–	–I	–I
Net asset value, end of period	$20.86	$21.59	$12.65	$15.04	$20.72	$19.41
Total ReturnJ,K	4.65%	71.55%	(12.82)%	(4.63)%	10.93%	14.96%
Ratios to Average Net AssetsB,L,M
Expenses before reductions	.98%N	.97%	.95%	.66%	.91%	.98%
Expenses net of fee waivers, if any	.98%N	.97%	.95%	.66%	.91%	.97%
Expenses net of all reductions	.98%N	.96%	.93%	.65%	.90%	.97%
Net investment income (loss)	1.14%C,N	.77%D	1.10%	1.17%E	.76%F	1.37%G
Supplemental Data
Net assets, end of period (000 omitted)	$1,244,510	$845,012	$214,538	$243,571	$459,332	$466,730
Portfolio turnover rateO	39%N	54%	109%	79%	55%	26%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.17 per share. Such dividends are not annualized in the ratio of net investment income (loss) to average net assets. Excluding such non-recurring dividend(s) the ratio of net investment income (loss) to average net assets would have been .35%.

 D Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.07 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .40%.

 E Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.03 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .97%.

 F Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.04 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .55%.

 G Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.09 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .88%.

 H Total distributions per share do not sum due to rounding.

 I Amount represents less than $.005 per share.

 J Total returns for periods of less than one year are not annualized.

 K Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 L Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 M Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 N Annualized

 O Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Small Cap Value Fund Class Z

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2022	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$21.59	$12.65	$15.05	$16.90
Income from Investment Operations
Net investment income (loss)B,C	.22D	.17E	.17	(.08)F
Net realized and unrealized gain (loss)	.78	8.87	(2.01)	(.66)
Total from investment operations	1.00	9.04	(1.84)	(.74)
Distributions from net investment income	(.47)	(.10)	(.15)	(.09)
Distributions from net realized gain	(1.28)	–	(.41)	(1.02)
Total distributions	(1.74)G	(.10)	(.56)	(1.11)
Net asset value, end of period	$20.85	$21.59	$12.65	$15.05
Total ReturnH,I	4.71%	71.75%	(12.73)%	(3.75)%
Ratios to Average Net AssetsC,J,K
Expenses before reductions	.86%L	.84%	.81%	.52%L
Expenses net of fee waivers, if any	.86%L	.84%	.81%	.52%L
Expenses net of all reductions	.86%L	.83%	.79%	.51%L
Net investment income (loss)	1.26%D,L	.90%E	1.25%	(.63)%F,L
Supplemental Data
Net assets, end of period (000 omitted)	$478,144	$364,564	$93,849	$26,006
Portfolio turnover rateM	39%L	54%	109%	79%

 A For the period October 2, 2018 (commencement of sale of shares) through July 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.17 per share. Such dividends are not annualized in the ratio of net investment income (loss) to average net assets. Excluding such non-recurring dividend(s) the ratio of net investment income (loss) to average net assets would have been .47%.

 E Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.07 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .53%.

 F Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.02 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.82) %.

 G Total distributions per share do not sum due to rounding.

 H Total returns for periods of less than one year are not annualized.

 I Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 J Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 L Annualized

 M Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended January 31, 2022

1. Organization.

Fidelity Small Cap Value Fund (the Fund) is a fund of Fidelity Securities Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Small Cap Value, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – Unadjusted quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

ETFs are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of January 31, 2022 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Large, non-recurring dividends recognized by the Fund are presented separately on the Statement of Operations as "Special Dividends" and the impact of these dividends is presented in the Financial Highlights. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, partnerships and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$899,821,964
Gross unrealized depreciation	(163,236,380)
Net unrealized appreciation (depreciation)	$736,585,584
Tax cost	$4,498,228,884

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Small Cap Value Fund	1,393,376,633	892,297,568

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .22% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Small Cap Value as compared to its benchmark index, the Russell 2000 Value Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .78% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$323,177	$19,898
Class M	.25%	.25%	207,838	–
Class C	.75%	.25%	178,105	77,801
			$709,120	$97,699

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$69,446
Class M	4,903
Class C(a)	588
$74,937

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$233,884.18
Class M	70,374.17
Class C	33,055.19
Small Cap Value	2,210,865.16
Class I	835,642.16
Class Z	85,679.04
	$3,469,499

 (a) Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Small Cap Value Fund	.02

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Small Cap Value Fund	$23,980

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Small Cap Value Fund	90,641,594	64,480,711	27,427,522

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
Fidelity Small Cap Value Fund	$3,567

7. Security Lending.

Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Small Cap Value Fund	$89,772	$18,748	$2,702,388

8. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $57.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $70,551.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2022	Year ended July 31, 2021
Fidelity Small Cap Value Fund
Distributions to shareholders
Class A	$19,708,729	$407,443
Class M	6,431,449	113,565
Class C	2,894,695	26,709
Small Cap Value	219,284,324	7,606,520
Class I	78,004,957	1,593,887
Class Z	32,926,464	866,798
Total	$359,250,618	$10,614,922

10. Share Transactions.

Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended January 31, 2022	Year ended July 31, 2021	Six months ended January 31, 2022	Year ended July 31, 2021
Fidelity Small Cap Value Fund
Class A
Shares sold	3,029,895	5,515,402	$63,884,206	$105,357,330
Reinvestment of distributions	931,850	24,428	19,175,840	399,404
Shares redeemed	(1,545,693)	(2,711,145)	(32,487,497)	(47,316,784)
Net increase (decrease)	2,416,052	2,828,685	$50,572,549	$58,439,950
Class M
Shares sold	644,844	1,737,851	$13,152,785	$33,058,379
Reinvestment of distributions	320,888	7,107	6,376,814	112,433
Shares redeemed	(635,975)	(987,198)	(12,846,781)	(17,372,101)
Net increase (decrease)	329,757	757,760	$6,682,818	$15,798,711
Class C
Shares sold	665,886	1,480,989	$12,137,676	$24,653,857
Reinvestment of distributions	159,930	1,866	2,839,428	26,596
Shares redeemed	(348,941)	(980,897)	(6,328,801)	(16,135,958)
Net increase (decrease)	476,875	501,958	$8,648,303	$8,544,495
Small Cap Value
Shares sold	29,885,549	70,129,869	$648,392,123	$1,400,537,590
Reinvestment of distributions	9,867,950	450,885	208,631,717	7,216,719
Shares redeemed	(26,865,367)	(42,160,543)	(581,344,513)	(796,634,527)
Net increase (decrease)	12,888,132	28,420,211	$275,679,327	$611,119,782
Class I
Shares sold	26,207,204	33,704,033	$566,390,135	$671,155,072
Reinvestment of distributions	3,478,382	94,656	73,471,142	1,516,743
Shares redeemed	(9,174,886)	(11,618,016)	(197,621,549)	(228,753,739)
Net increase (decrease)	20,510,700	22,180,673	$442,239,728	$443,918,076
Class Z
Shares sold	7,784,616	13,699,777	$170,189,741	$269,713,242
Reinvestment of distributions	1,279,957	47,848	27,023,961	752,829
Shares redeemed	(3,021,701)	(4,281,250)	(65,175,385)	(82,409,832)
Net increase (decrease)	6,042,872	9,466,375	$132,038,317	$188,056,239

11. Other.

A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

12. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2021 to January 31, 2022).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value August 1, 2021	Ending Account Value January 31, 2022	Expenses Paid During Period-B August 1, 2021 to January 31, 2022
Fidelity Small Cap Value Fund
Class A	1.25%
Actual		$1,000.00	$1,045.30	$6.44
Hypothetical-C		$1,000.00	$1,018.90	$6.36
Class M	1.49%
Actual		$1,000.00	$1,044.00	$7.68
Hypothetical-C		$1,000.00	$1,017.69	$7.58
Class C	2.00%
Actual		$1,000.00	$1,041.20	$10.29
Hypothetical-C		$1,000.00	$1,015.12	$10.16
Small Cap Value	.97%
Actual		$1,000.00	$1,046.40	$5.00
Hypothetical-C		$1,000.00	$1,020.32	$4.94
Class I	.98%
Actual		$1,000.00	$1,046.50	$5.06
Hypothetical-C		$1,000.00	$1,020.27	$4.99
Class Z	.86%
Actual		$1,000.00	$1,047.10	$4.44
Hypothetical-C		$1,000.00	$1,020.87	$4.38

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

SCV-SANN-0422
1.803709.117

Fidelity® Real Estate Income Fund

Semi-Annual Report

January 31, 2022

Includes Fidelity and Fidelity Advisor share classes

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 if you’re an individual investing directly with Fidelity, call 1-800-835-5092 if you’re a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you’re an advisor or invest through one to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2022 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of COVID-19 emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and corporate earnings. On March 11, 2020, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread. The pandemic prompted a number of measures to limit the spread of COVID-19, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. To help stem the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

In general, the overall impact of the pandemic lessened in 2021, amid a resilient economy and widespread distribution of three COVID-19 vaccines granted emergency use authorization from the U.S. Food and Drug Administration (FDA) early in the year. Still, the situation remains dynamic, and the extent and duration of its influence on financial markets and the economy is highly uncertain, due in part to a recent spike in cases based on highly contagious variants of the coronavirus.

Extreme events such as the COVID-19 crisis are exogenous shocks that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets. Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we continue to take extra steps to be responsive to customer needs. We encourage you to visit us online, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Top Five Stocks as of January 31, 2022

% of fund's net assets
Equity Lifestyle Properties, Inc.	3.2
American Tower Corp.	2.6
LXP Industrial Trust (REIT)	1.3
MFA Financial, Inc.	1.3
Crown Castle International Corp.	1.2
9.6

Top 5 Bonds as of January 31, 2022

% of fund's net assets
Redwood Trust, Inc. 5.625% 7/15/24	0.8
DTZ U.S. Borrower LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 2.855% 8/21/25	0.7
BX Trust floater Series 2021-XL2 Class J, 1 month U.S. LIBOR + 3.890% 3.996% 10/15/38	0.6
Senior Housing Properties Trust 4.75% 5/1/24	0.6
SBA Senior Finance II, LLC Tranche B, term loan 3 month U.S. LIBOR + 1.750% 1.86% 4/11/25	0.6
3.3

Top Five REIT Sectors as of January 31, 2022

% of fund's net assets
REITs - Mortgage	16.4
REITs - Diversified	12.0
REITs - Management/Investment	6.1
REITs - Health Care	4.2
REITs - Apartments	3.2

Asset Allocation (% of fund's net assets)

As of January 31, 2022*
Stocks	44.9%
Bonds	38.2%
Convertible Securities	4.5%
Other Investments	5.6%
Short-Term Investments and Net Other Assets (Liabilities)	6.8%

 * Foreign investments - 1.7%

Schedule of Investments January 31, 2022 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 25.5%
		Shares	Value
FINANCIALS - 2.4%
Capital Markets - 0.2%
Brookfield Asset Management, Inc. (Canada) Class A		235,800	$12,985,092
Insurance - 0.0%
Brookfield Asset Management Reinsurance Partners Ltd.		6,722	375,087
Mortgage Real Estate Investment Trusts - 2.2%
BrightSpire Capital, Inc.		253,450	2,379,896
Chimera Investment Corp.		677,400	9,822,300
Great Ajax Corp. (a)		1,663,364	21,690,267
MFA Financial, Inc.		21,329,541	98,755,775
New Residential Investment Corp.		3,136,399	33,402,649
			166,050,887

TOTAL FINANCIALS			179,411,066

INDUSTRIALS - 0.2%
Construction & Engineering - 0.2%
Willscot Mobile Mini Holdings (b)		461,400	17,090,256
INFORMATION TECHNOLOGY - 0.1%
IT Services - 0.1%
Cyxtera Technologies, Inc. Class A (b)		803,700	9,620,289
REAL ESTATE - 22.8%
Equity Real Estate Investment Trusts (REITs) - 22.8%
Acadia Realty Trust (SBI)		889,626	17,605,699
American Homes 4 Rent Class A		866,200	33,894,406
American Tower Corp.		768,000	193,152,000
Apartment Income (REIT) Corp.		318,340	16,814,719
AvalonBay Communities, Inc.		160,700	39,247,761
Crown Castle International Corp.		502,310	91,676,598
CubeSmart		373,300	18,941,242
Digital Realty Trust, Inc.		102,400	15,281,152
Digitalbridge Group, Inc. (b)		609,855	4,451,942
Douglas Emmett, Inc.		548,100	17,111,682
Easterly Government Properties, Inc.		1,276,400	26,766,108
Equinix, Inc.		105,100	76,186,990
Equity Lifestyle Properties, Inc.		2,999,596	234,838,351
Essex Property Trust, Inc.		145,000	48,212,500
Extra Space Storage, Inc.		133,900	26,537,641
Farmland Partners, Inc.		1,084,656	12,354,232
Gaming & Leisure Properties		1,304,246	58,925,834
Healthcare Trust of America, Inc.		310,260	10,098,963
Invitation Homes, Inc.		397,200	16,674,456
iStar Financial, Inc. (a)(c)		3,982,313	85,500,260
Lamar Advertising Co. Class A		301,000	33,338,760
Life Storage, Inc.		17,400	2,348,130
LXP Industrial Trust (REIT)		6,634,874	98,793,274
Mid-America Apartment Communities, Inc.		370,806	76,638,184
Monmouth Real Estate Investment Corp. Class A		2,018,169	42,361,367
National Retail Properties, Inc.		259,900	11,534,362
NexPoint Residential Trust, Inc.		69,600	5,519,280
Postal Realty Trust, Inc.		920,300	16,454,964
Public Storage		78,100	28,001,193
Retail Value, Inc.		274,131	863,513
Sabra Health Care REIT, Inc.		1,554,475	21,156,405
SITE Centers Corp.		1,602,638	23,735,069
Spirit Realty Capital, Inc.		876,700	41,608,182
Terreno Realty Corp.		371,028	27,741,764
UMH Properties, Inc.		401,423	9,473,583
Ventas, Inc.		1,420,086	75,292,960
VICI Properties, Inc.		1,441,400	41,252,868
Washington REIT (SBI)		1,190,347	29,306,343
Welltower, Inc.		686,100	59,436,843
Weyerhaeuser Co.		193,700	7,831,291
			1,696,960,871
Real Estate Management & Development - 0.0%
Cushman & Wakefield PLC (b)		2,400	50,376

TOTAL REAL ESTATE			1,697,011,247

TOTAL COMMON STOCKS
(Cost $1,215,021,043)			1,903,132,858

Preferred Stocks - 20.2%
Convertible Preferred Stocks - 0.8%
FINANCIALS - 0.4%
Mortgage Real Estate Investment Trusts - 0.4%
Great Ajax Corp. 7.25%		611,442	15,646,801
Ready Capital Corp. 7.00%		404,062	10,606,628
			26,253,429
REAL ESTATE - 0.4%
Equity Real Estate Investment Trusts (REITs) - 0.4%
Braemar Hotels & Resorts, Inc. 5.50%		98,091	1,898,061
LXP Industrial Trust (REIT) Series C, 6.50%		440,102	24,810,689
RLJ Lodging Trust Series A, 1.95%		31,585	881,222
Wheeler REIT, Inc. 8.75% (b)		133,886	1,727,129
			29,317,101

TOTAL CONVERTIBLE PREFERRED STOCKS			55,570,530

Nonconvertible Preferred Stocks - 19.4%
ENERGY - 0.6%
Oil, Gas & Consumable Fuels - 0.6%
DCP Midstream Partners LP:
7.95% (d)		328,262	8,094,941
Series B, 7.875% (d)		256,314	6,274,567
Enbridge, Inc.:
Series 1, 5 year U.S. Treasury Index + 3.140% 5.949% (d)(e)		498,275	11,938,669
Series L, 5 year U.S. Treasury Index + 3.150% 4.959% (d)(e)		111,400	2,538,806
Energy Transfer LP 7.60% (d)		525,651	13,088,710
Global Partners LP:
9.75% (d)		161,507	4,231,483
Series B, 9.50%		67,800	1,793,744
			47,960,920
FINANCIALS - 11.8%
Mortgage Real Estate Investment Trusts - 11.6%
Acres Commercial Realty Corp. 8.625% (d)		236,708	5,941,371
AG Mortgage Investment Trust, Inc.:
8.00%		611,362	14,856,097
8.25%		38,510	963,135
Series C, 8.00% (d)		638,138	15,585,053
AGNC Investment Corp.:
6.125% (d)		1,046,700	25,675,551
6.875% (d)		874,072	21,764,393
Series C, 7.00% (d)		958,602	24,089,668
Series E, 6.50% (d)		1,669,083	41,860,602
Annaly Capital Management, Inc.:
6.75% (d)		535,092	13,671,601
Series F, 6.95% (d)		2,151,343	53,482,387
Series G, 6.50% (d)		1,329,790	33,005,388
Arbor Realty Trust, Inc.:
Series D, 6.375%		85,700	2,123,646
Series F, 6.25% (b)(d)		560,000	13,608,000
Arlington Asset Investment Corp. 8.25% (d)		147,125	3,648,700
Armour Residential REIT, Inc. Series C 7.00%		102,500	2,585,050
Cherry Hill Mortgage Investment Corp.:
8.25% (d)		245,925	6,209,606
Series A, 8.20%		248,750	6,349,767
Chimera Investment Corp.:
8.00% (d)		1,018,131	25,504,182
Series A, 8.00%		202,500	5,123,250
Series B, 8.00% (d)		2,133,504	54,020,321
Series C, 7.75% (d)		2,359,586	58,942,458
Dynex Capital, Inc. Series C 6.90% (d)		372,483	9,401,471
Ellington Financial LLC 6.75% (d)		368,770	9,256,127
Franklin BSP Realty Trust, Inc. 7.50%		488,533	12,203,554
Invesco Mortgage Capital, Inc.:
7.50% (d)		2,624,692	63,202,583
Series B, 7.75% (d)		1,419,346	34,475,914
KKR Real Estate Finance Trust, Inc. 6.50%		240,000	6,067,200
MFA Financial, Inc.:
6.50% (d)		1,412,051	32,604,258
Series B, 7.50%		609,332	15,318,606
New Residential Investment Corp.:
7.125% (d)		1,524,162	37,433,419
Series A, 7.50% (d)		964,527	24,228,918
Series C, 6.375% (d)		1,257,554	28,294,965
Series D, 7.00% (d)		514,400	12,818,848
New York Mortgage Trust, Inc. Series D, 8.00% (d)		317,918	7,973,383
PennyMac Mortgage Investment Trust:
6.75%		240,000	5,990,400
8.125% (d)		414,254	10,878,310
Series B, 8.00% (d)		750,508	19,520,713
Ready Capital Corp.:
5.75%		120,000	3,060,000
6.50%		34,400	830,072
Series C, 6.20%		378,550	9,690,880
Two Harbors Investment Corp.:
Series A, 8.125% (d)		697,850	18,206,907
Series B, 7.625% (d)		1,483,255	36,680,896
Series C, 7.25% (d)		1,697,415	41,790,357
			868,938,007
Real Estate Management & Development - 0.2%
Brookfield Properties Corp. Series EE, 5.10% (d)		679,025	13,044,716
TOTAL FINANCIALS			881,982,723
REAL ESTATE - 7.0%
Equity Real Estate Investment Trusts (REITs) - 7.0%
Agree Realty Corp. 4.375%		240,000	5,556,000
American Finance Trust, Inc.:
7.50%		874,787	23,601,753
Series C 7.375%		379,839	10,141,701
American Homes 4 Rent:
6.25%		98,905	2,641,317
Series F, 5.875%		248,009	6,279,588
Series G, 5.875%		199,750	5,043,688
Armada Hoffler Properties, Inc. 6.75%		213,694	5,626,563
Ashford Hospitality Trust, Inc.:
Series D, 8.45%		190,073	4,648,805
Series F, 7.375%		327,400	7,350,130
Series G, 7.375%		238,068	5,289,871
Series H, 7.50%		231,565	5,175,478
Series I, 7.50%		323,909	7,527,645
Bluerock Residential Growth (REIT), Inc.:
Series C, 7.625%		252,994	6,431,107
Series D, 7.125%		168,100	4,249,568
Braemar Hotels & Resorts, Inc. Series D, 8.25%		173,050	4,430,945
Cedar Realty Trust, Inc.:
Series B, 7.25%		181,872	4,623,168
Series C, 6.50%		291,600	7,319,160
Centerspace Series C, 6.625%		317,300	8,297,395
City Office REIT, Inc. Series A, 6.625%		178,475	4,485,077
CTO Realty Growth, Inc. 6.375%		120,000	3,102,000
DiamondRock Hospitality Co. 8.25%		441,331	12,110,123
Digitalbridge Group, Inc.:
Series H, 7.125%		965,305	24,267,768
Series I, 7.15%		1,074,492	27,249,117
Series J, 7.15%		1,387,346	35,238,588
Gladstone Commercial Corp.:
6.625%		98,875	2,610,300
Series G, 6.00%		516,000	13,410,840
Gladstone Land Corp. Series D, 5.00%		30,000	769,200
Global Medical REIT, Inc. Series A, 7.50%		150,848	3,902,438
Global Net Lease, Inc.:
Series A, 7.25%		531,595	13,741,731
Series B 6.875%		294,000	7,743,960
Healthcare Trust, Inc.:
7.125%		190,000	4,788,000
Series A 7.375%		364,800	9,163,411
Hersha Hospitality Trust:
Series C, 6.875%		49,450	1,149,713
Series D, 6.50%		197,750	4,524,520
Hudson Pacific Properties, Inc. Series C, 4.75% (b)		760,475	19,194,389
iStar Financial, Inc.:
Series D, 8.00%		340,621	8,781,209
Series G, 7.65%		385,473	9,829,562
Series I, 7.50%		552,696	14,032,951
Monmouth Real Estate Investment Corp. Series C, 6.125%		342,800	8,631,704
National Storage Affiliates Trust Series A, 6.00%		91,575	2,367,214
Pebblebrook Hotel Trust:
6.30%		269,997	6,428,629
6.375%		371,094	8,817,193
6.375%		532,053	13,306,646
Series H, 5.70%		692,200	16,266,631
Pennsylvania (REIT):
Series B, 7.375% (b)		99,385	557,550
Series C, 7.20% (b)		50,325	295,156
Series D, 6.875% (b)		150,100	755,003
Plymouth Industrial REIT, Inc. Series A, 7.50%		171,625	4,505,156
Prologis (REIT), Inc. Series Q, 8.54%		93,396	5,982,948
PS Business Parks, Inc. Series Z 4.875%		52,000	1,323,920
Public Storage:
4.00% (b)		320,000	7,494,400
Series S, 4.10% (b)		200,000	4,833,000
Rexford Industrial Realty, Inc.:
Series B, 5.875%		78,600	2,012,946
Series C, 5.625%		68,225	1,749,289
Saul Centers, Inc.:
Series D, 6.125%		82,775	2,107,452
Series E, 6.00%		76,841	2,013,234
Seritage Growth Properties Series A, 7.00%		91,986	1,981,378
SITE Centers Corp. 6.375%		102,400	2,579,456
Sotherly Hotels, Inc.:
Series B, 8.00% (b)		67,250	1,227,313
Series C, 7.875% (b)		107,000	1,995,550
Spirit Realty Capital, Inc. Series A, 6.00%		94,125	2,392,658
Summit Hotel Properties, Inc.:
Series E, 6.25%		310,763	7,458,312
Series F, 5.875%		377,000	9,274,200
Sunstone Hotel Investors, Inc.:
Series H, 6.125%		180,000	4,586,256
Series I, 5.70%		240,000	5,796,000
UMH Properties, Inc.:
Series C, 6.75%		471,265	12,036,108
Series D, 6.375%		601,125	15,460,935
Urstadt Biddle Properties, Inc.:
Series H, 6.25%		281,325	7,069,697
Series K 5.875%		69,225	1,786,005
Vornado Realty Trust:
Series N, 5.25%		75,446	1,935,944
Series O, 4.45%		342,900	7,845,552
			517,202,214
Real Estate Management & Development - 0.0%
Brookfield Property Partners LP:
5.75%		43,000	978,250
6.50%		34,125	836,063
			1,814,313
TOTAL REAL ESTATE			519,016,527

TOTAL NONCONVERTIBLE PREFERRED STOCKS			1,448,960,170

TOTAL PREFERRED STOCKS
(Cost $1,475,907,738)			1,504,530,700
		Principal Amount(f)	Value

Corporate Bonds - 14.4%
Convertible Bonds - 3.7%
FINANCIALS - 3.3%
Mortgage Real Estate Investment Trusts - 3.3%
Arbor Realty Trust, Inc. 4.75% 11/1/22		17,276,000	18,441,955
Granite Point Mortgage Trust, Inc.:
5.625% 12/1/22 (g)		6,694,000	6,666,127
6.375% 10/1/23		10,099,000	10,200,536
KKR Real Estate Finance Trust, Inc. 6.125% 5/15/23		15,629,000	16,611,759
MFA Financial, Inc. 6.25% 6/15/24		25,352,000	26,105,506
PennyMac Corp.:
5.5% 11/1/24		33,934,000	34,273,340
5.5% 3/15/26 (g)		2,000,000	1,971,362
Redwood Trust, Inc.:
4.75% 8/15/23		13,805,000	13,977,563
5.625% 7/15/24		56,618,000	57,113,408
RWT Holdings, Inc. 5.75% 10/1/25		38,299,000	38,749,479
Two Harbors Investment Corp. 6.25% 1/15/26		18,400,000	18,555,330
			242,666,365
REAL ESTATE - 0.4%
Equity Real Estate Investment Trusts (REITs) - 0.4%
CBL & Associates HoldCo II LLC 7% 11/15/28		3,614,040	7,022,380
Digitalbridge Group, Inc. 5% 4/15/23		25,791,000	26,253,963
			33,276,343

TOTAL CONVERTIBLE BONDS			275,942,708

Nonconvertible Bonds - 10.7%
COMMUNICATION SERVICES - 0.5%
Diversified Telecommunication Services - 0.1%
Switch Ltd. 4.125% 6/15/29 (g)		7,000,000	6,817,860
Media - 0.4%
Clear Channel Outdoor Holdings, Inc.:
7.5% 6/1/29 (g)		17,830,000	18,476,338
7.75% 4/15/28 (g)		14,000,000	14,525,000
			33,001,338
TOTAL COMMUNICATION SERVICES			39,819,198
CONSUMER DISCRETIONARY - 2.2%
Hotels, Restaurants & Leisure - 0.5%
Hilton Grand Vacations Borrower Escrow LLC 4.875% 7/1/31 (g)		15,000,000	14,517,300
Marriott Ownership Resorts, Inc. 4.5% 6/15/29 (g)		15,350,000	15,058,964
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp. 5.875% 5/15/25 (g)		5,000,000	4,987,500
Times Square Hotel Trust 8.528% 8/1/26 (g)(h)		4,162,735	4,385,237
			38,949,001
Household Durables - 1.7%
Adams Homes, Inc. 7.5% 2/15/25 (g)		9,530,000	9,815,900
Ashton Woods U.S.A. LLC/Ashton Woods Finance Co.:
4.625% 8/1/29 (g)		4,015,000	3,954,775
4.625% 4/1/30 (g)		13,005,000	12,824,100
6.625% 1/15/28 (g)		9,925,000	10,435,244
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp.:
4.875% 2/15/30 (g)		1,590,000	1,544,717
5% 6/15/29 (g)		5,000,000	4,936,000
6.25% 9/15/27 (g)		8,533,000	8,799,656
Century Communities, Inc.:
3.875% 8/15/29 (g)		13,005,000	12,481,549
6.75% 6/1/27		6,230,000	6,482,393
LGI Homes, Inc. 4% 7/15/29 (g)		13,310,000	12,578,482
M/I Homes, Inc. 3.95% 2/15/30		20,000,000	19,000,000
New Home Co., Inc. 7.25% 10/15/25 (g)		8,180,000	8,282,250
Picasso Finance Sub, Inc. 6.125% 6/15/25 (g)		3,240,000	3,358,195
TRI Pointe Homes, Inc. 5.25% 6/1/27		11,458,000	11,816,063
			126,309,324
TOTAL CONSUMER DISCRETIONARY			165,258,325
ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
EG Global Finance PLC:
6.75% 2/7/25 (g)		7,750,000	7,723,844
8.5% 10/30/25 (g)		1,682,000	1,705,254
Global Partners LP/GLP Finance Corp. 7% 8/1/27		3,955,000	4,083,538
			13,512,636
FINANCIALS - 0.1%
Diversified Financial Services - 0.1%
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 5.25% 5/15/27		5,000,000	5,018,750
HEALTH CARE - 0.3%
Health Care Providers & Services - 0.3%
Sabra Health Care LP:
3.9% 10/15/29		989,000	1,009,079
5.125% 8/15/26		20,264,000	21,920,452
			22,929,531
INDUSTRIALS - 0.1%
Trading Companies & Distributors - 0.1%
Williams Scotsman International, Inc. 4.625% 8/15/28 (g)		4,250,000	4,287,188
REAL ESTATE - 7.3%
Equity Real Estate Investment Trusts (REITs) - 4.7%
American Finance Trust, Inc./American Finance Operating Partnership LP 4.5% 9/30/28 (g)		27,255,000	26,437,350
CBL & Associates HoldCo II LLC 10% 11/15/29		9,212,904	9,212,904
CBL & Associates LP:
4.6% 10/15/24 (h)(i)		18,229,000	2
5.25% 12/1/23 (h)(i)		11,371,000	1
5.95% 12/15/26 (h)(i)		10,317,000	1
CTR Partnership LP/CareTrust Capital Corp. 3.875% 6/30/28 (g)		20,610,000	20,403,900
Global Net Lease, Inc. / Global Net Lease Operating Partnership LP 3.75% 12/15/27 (g)		5,075,000	4,883,441
iStar Financial, Inc.:
4.25% 8/1/25		16,925,000	16,809,665
4.75% 10/1/24		25,920,000	26,244,000
5.5% 2/15/26		16,985,000	17,282,238
MPT Operating Partnership LP/MPT Finance Corp. 4.625% 8/1/29		11,935,000	12,272,641
Office Properties Income Trust:
4.25% 5/15/24		4,974,000	5,140,586
4.5% 2/1/25		21,056,000	21,949,036
Omega Healthcare Investors, Inc.:
4.5% 4/1/27		2,434,000	2,632,090
4.95% 4/1/24		2,866,000	3,029,034
Park Intermediate Holdings LLC 4.875% 5/15/29 (g)		12,000,000	11,861,040
Realty Income Corp. 4.875% 6/1/26		436,000	482,910
RLJ Lodging Trust LP:
3.75% 7/1/26 (g)		10,000,000	9,700,000
4% 9/15/29 (g)		15,675,000	14,773,688
Senior Housing Properties Trust:
4.75% 5/1/24		44,393,000	44,393,000
4.75% 2/15/28		9,933,000	9,328,378
9.75% 6/15/25		21,500,000	22,805,480
Service Properties Trust:
4.65% 3/15/24		3,500,000	3,403,750
5% 8/15/22		3,141,000	3,129,127
7.5% 9/15/25		7,950,000	8,377,949
Uniti Group LP / Uniti Group Finance, Inc. 6.5% 2/15/29 (g)		24,920,000	23,574,071
Uniti Group, Inc.:
6% 1/15/30 (g)		18,035,000	16,502,025
7.875% 2/15/25 (g)		5,000,000	5,207,500
XHR LP:
4.875% 6/1/29 (g)		10,000,000	9,805,000
6.375% 8/15/25 (g)		4,250,000	4,393,438
			354,034,245
Real Estate Management & Development - 2.6%
DTZ U.S. Borrower LLC 6.75% 5/15/28 (g)		8,165,000	8,624,363
Five Point Operation Co. LP 7.875% 11/15/25 (g)		18,463,000	19,039,969
Forestar Group, Inc.:
3.85% 5/15/26 (g)		9,000,000	8,820,000
5% 3/1/28 (g)		7,000,000	7,052,500
Greystar Real Estate Partners 5.75% 12/1/25 (g)		13,480,000	13,703,633
Howard Hughes Corp.:
4.125% 2/1/29 (g)		14,970,000	14,389,613
4.375% 2/1/31 (g)		15,730,000	14,963,163
5.375% 8/1/28 (g)		12,625,000	12,860,646
Kennedy-Wilson, Inc.:
4.75% 3/1/29		24,385,000	24,218,207
4.75% 2/1/30		25,385,000	24,940,763
5% 3/1/31		6,960,000	6,866,388
Mattamy Group Corp. 5.25% 12/15/27 (g)		13,411,000	13,647,436
Realogy Group LLC/Realogy Co-Issuer Corp. 7.625% 6/15/25 (g)		3,025,000	3,208,920
Realogy Group LLC/Realogy Co.-Issuer Corp. 5.25% 4/15/30 (g)		15,000,000	14,362,500
Taylor Morrison Communities, Inc./Monarch Communities, Inc.:
5.875% 6/15/27 (g)		1,798,000	1,928,355
6.625% 7/15/27 (g)		4,573,000	4,755,920
			193,382,376
TOTAL REAL ESTATE			547,416,621

TOTAL NONCONVERTIBLE BONDS			798,242,249

TOTAL CORPORATE BONDS
(Cost $1,062,043,554)			1,074,184,957

Asset-Backed Securities - 2.7%
American Homes 4 Rent:
Series 2015-SFR1 Class F, 5.885% 4/17/52 (g)		2,000,000	2,122,562
Series 2015-SFR2:
Class E, 6.07% 10/17/52 (g)		8,259,000	8,908,252
Class XS, 0% 10/17/52 (d)(g)(h)(j)		4,567,908	46
Capital Trust RE CDO Ltd. Series 2005-1A Class D, 1 month U.S. LIBOR + 1.500% 3.3464% 3/20/50 (d)(e)(g)(h)		2,250,000	225
Conseco Finance Securitizations Corp. Series 2002-2 Class M2, 9.163% 3/1/33		370,679	345,861
DataBank Issuer, LLC Series 2021-1A Class C, 4.43% 2/27/51 (g)		2,300,000	2,173,385
Diamond Infrastructure Funding LLC Series 2021-1A Class C, 3.475% 4/15/49 (g)		6,311,000	6,185,891
DigitalBridge Issuer, LLC / DigitalBridge Co.-Issuer, LLC Series 2021-1A Class A2, 3.933% 9/25/51 (g)		15,915,000	15,886,385
FirstKey Homes Trust:
Series 2021-SFR1 Class F1, 3.238% 8/17/38 (g)		7,916,000	7,660,655
Series 2021-SFR2 Class F1, 2.908% 9/17/38 (g)		12,677,000	12,130,502
FRTKL Series 2021-SFR1:
Class F, 3.171% 9/17/38 (g)		3,900,000	3,752,506
Class G, 4.105% 9/17/38 (g)		4,976,000	4,809,512
GPMT Ltd. Series 2019-FL2 Class D, 1 month U.S. LIBOR + 2.950% 3.0593% 2/22/36 (d)(e)(g)		2,142,000	2,141,372
Green Tree Financial Corp.:
Series 1996-4 Class M1, 7.75% 6/15/27 (d)		340,289	349,253
Series 1997-3 Class M1, 7.53% 3/15/28		2,888,914	2,900,131
Home Partners of America Trust:
Series 2019-2 Class F, 3.866% 10/19/39 (g)		2,812,650	2,761,216
Series 2021-1 Class F, 3.325% 9/17/41 (g)		7,359,493	7,068,660
Series 2021-2 Class G, 4.505% 12/17/26 (g)		33,733,607	33,281,877
Series 2021-3 Class F, 4.242% 1/17/41 (g)		10,822,000	10,672,347
Lehman ABS Manufactured Housing Contract Trust Series 2001-B Class M2, 7.17% 4/15/40		518,735	387,709
Merit Securities Corp. Series 13 Class M1, 7.88% 12/28/33 (d)		952,519	994,878
Progress Residential Trust:
Series 2019-SFR1 Class F, 5.061% 8/17/35 (g)		3,000,000	2,985,444
Series 2019-SFR2 Class F, 4.837% 5/17/36 (g)		3,902,000	3,910,666
Series 2019-SFR3 Class F, 3.867% 9/17/36 (g)		1,000,000	998,250
Series 2020-SFR1 Class H, 5.268% 4/17/37 (g)		3,633,000	3,660,988
Series 2021-SFR2 Class H, 4.998% 4/19/38 (g)		8,467,000	8,310,149
Series 2021-SFR3 Class G, 4.254% 5/17/26 (g)		7,492,000	7,407,158
Series 2021-SFR6:
Class F, 3.422% 7/17/38 (g)		9,198,000	8,867,551
Class G, 4.003% 7/17/38 (g)		6,466,000	6,232,765
Series 2021-SFR8:
Class F, 3.181% 10/17/38 (g)		6,406,000	6,161,242
Class G, 4.005% 10/17/38 (g)		16,129,000	15,753,888
Tricon American Homes:
Series 2017-SFR2 Class F, 5.104% 1/17/36 (g)		3,785,000	3,828,918
Series 2018-SFR1 Class F, 4.96% 5/17/37 (g)		8,282,000	8,505,291
Tricon Residential Trust Series 2021-SFR1 Class G, 4.133% 7/17/38 (g)		3,000,000	2,889,900
VB-S1 Issuer LLC Series 2018-1A Class F, 5.25% 2/15/48 (g)		1,354,000	1,353,639
TOTAL ASSET-BACKED SECURITIES
(Cost $209,666,569)			205,399,074

Collateralized Mortgage Obligations - 0.0%
U.S. Government Agency - 0.0%
Fannie Mae REMIC Trust: (Cost $60,981)
Series 2002-W1 subordinate REMIC pass thru certificates, Class 3B3, 3.2633% 2/25/42 (d)(g)		26,661	7,725
Series 2003-W10 subordinate REMIC pass thru certificates, Class 2B3, 3.2282% 6/25/43 (d)(g)		51,348	30,481
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $60,981)			38,206

Commercial Mortgage Securities - 24.8%
ALEN Mortgage Trust floater Series 2021-ACEN Class F, 1 month U.S. LIBOR + 5.000% 5.106% 4/15/34 (d)(e)(g)		3,384,000	3,341,608
Ashford Hospitality Trust floater Series 2018-ASHF Class E, 1 month U.S. LIBOR + 3.100% 3.206% 4/15/35 (d)(e)(g)		3,000,000	2,911,631
BAMLL Commercial Mortgage Securities Trust floater:
Series 2019-AHT Class C, 1 month U.S. LIBOR + 2.000% 2.106% 3/15/34 (d)(e)(g)		7,168,000	7,132,173
Series 2021-JACX Class E, 1 month U.S. LIBOR + 3.750% 3.856% 9/15/38 (d)(e)(g)		19,979,000	19,937,438
BANK:
Series 2017-BNK8 Class E, 2.8% 11/15/50 (g)		11,374,393	8,028,091
Series 2018-BN12 Class D, 3% 5/15/61 (g)		1,682,000	1,416,194
BCP Trust:
floater Series 2021-330N Class F, 1 month U.S. LIBOR + 4.630% 4.74% 6/15/38 (d)(e)(g)		9,000,000	8,876,435
Series 2021-330N Class E, 1 month U.S. LIBOR + 3.630% 3.744% 6/15/38 (d)(e)(g)		10,000,000	9,884,803
Benchmark Mortgage Trust:
sequential payer:
Series 2019-B13 Class A4, 2.952% 8/15/57		19,715,000	20,274,210
Series 2019-B14:
Class 225D, 3.2943% 12/15/62 (d)(g)		3,427,000	3,177,245
Class 225E, 3.2943% 12/15/62 (d)(g)		5,141,000	4,526,266
Series 2020-B18 Class AGNG, 4.3885% 7/15/53 (d)(g)		11,379,000	10,944,932
BLOX Trust floater Series 2021-BLOX Class E, 1 month U.S. LIBOR + 2.500% 2.606% 9/15/26 (d)(e)(g)		5,126,000	5,112,456
BPR Trust floater Series 2021-TY:
Class E, 1 month U.S. LIBOR + 3.600% 3.706% 9/15/38 (d)(e)(g)		10,400,000	10,380,199
Class F, 1 month U.S. LIBOR + 4.200% 4.306% 9/15/38 (d)(e)(g)		1,996,000	1,990,995
Braemar Hotels & Resorts Trust floater Series 2018-PRME Class E, 1 month U.S. LIBOR + 2.400% 2.506% 6/15/35 (d)(e)(g)		1,500,000	1,460,727
BSREP Commercial Mortgage Trust floater Series 2021-DC:
Class F, 1 month U.S. LIBOR + 2.850% 2.957% 8/15/38 (d)(e)(g)		8,489,000	8,383,066
Class G, 1 month U.S. LIBOR + 3.850% 3.957% 8/15/38 (d)(e)(g)		6,594,000	6,498,086
BX Commercial Mortgage Trust:
floater:
Series 2019-CALM Class E, 1 month U.S. LIBOR + 2.000% 2.106% 11/15/32 (d)(e)(g)		6,426,000	6,385,150
Series 2020-BXLP:
Class F, 1 month U.S. LIBOR + 2.000% 2.106% 12/15/36 (d)(e)(g)		25,326,042	25,135,542
Class G, 1 month U.S. LIBOR + 2.500% 2.606% 12/15/36 (d)(e)(g)		4,943,532	4,893,955
Series 2021-CIP:
Class F, 1 month U.S. LIBOR + 3.210% 3.325% 12/15/38 (d)(e)(g)		7,790,000	7,780,644
Class G, 1 month U.S. LIBOR + 3.960% 4.075% 12/15/38 (d)(e)(g)		36,246,000	36,177,024
Series 2021-FOX Class F, 1 month U.S. LIBOR + 4.250% 4.356% 11/15/32 (d)(e)(g)		6,742,429	6,736,352
Series 2021-PAC Class G, 1 month U.S. LIBOR + 2.940% 3.0531% 10/15/36 (d)(e)(g)		27,232,000	27,110,466
Series 2021-SOAR Class F, 2.456% 6/15/38 (d)(g)		16,093,000	15,931,795
Series 2021-VINO Class G, 1 month U.S. LIBOR + 3.950% 4.0583% 5/15/38 (d)(e)(g)		33,979,000	33,680,450
Series 2020-VIVA Class E, 3.5488% 3/11/44 (d)(g)		7,832,990	7,209,042
BX Trust:
floater:
Series 2018-IND:
Class G, 1 month U.S. LIBOR + 2.050% 2.156% 11/15/35 (d)(e)(g)		15,990,800	15,929,862
Class H, 1 month U.S. LIBOR + 3.000% 3.106% 11/15/35 (d)(e)(g)		6,206,900	6,175,774
Series 2019-ATL Class E, 1 month U.S. LIBOR + 2.230% 2.3426% 10/15/36 (d)(e)(g)		2,500,000	2,443,579
Series 2019-IMC Class G, 1 month U.S. LIBOR + 3.600% 3.706% 4/15/34 (d)(e)(g)		5,181,000	5,077,989
Series 2019-XL:
Class G, 1 month U.S. LIBOR + 2.300% 2.406% 10/15/36 (d)(e)(g)		13,391,750	13,223,839
Class J, 1 month U.S. LIBOR + 2.650% 2.756% 10/15/36 (d)(e)(g)		15,217,550	14,988,565
Series 2021-21M Class H, 1 month U.S. LIBOR + 4.010% 4.116% 10/15/36 (d)(e)(g)		16,916,000	16,723,383
Series 2021-ACNT Class G, 1 month U.S. LIBOR + 3.290% 3.402% 11/15/26 (d)(e)(g)		20,581,000	20,493,588
Series 2021-ARIA:
Class F, 1 month U.S. LIBOR + 2.590% 2.6995% 10/15/36 (d)(e)(g)		4,973,000	4,929,134
Class G, 1 month U.S. LIBOR + 3.140% 3.2481% 10/15/36 (d)(e)(g)		21,226,000	21,066,461
Series 2021-BXMF Class G, 1 month U.S. LIBOR + 3.340% 3.4555% 10/15/26 (d)(e)(g)		23,874,000	23,337,842
Series 2021-SDMF Class F, 1 month U.S. LIBOR + 1.930% 2.043% 9/15/34 (d)(e)(g)		9,650,000	9,470,593
Series 2021-SOAR:
Class G, 2.906% 6/15/38 (d)(g)		5,000,000	4,912,291
Class J, 3.856% 6/15/38 (d)(g)		19,005,000	18,671,947
Series 2021-VOLT:
Class F, 1 month U.S. LIBOR + 2.400% 2.5063% 9/15/36 (d)(e)(g)		10,443,000	10,338,352
Class G, 1 month U.S. LIBOR + 2.850% 2.9563% 9/15/36 (d)(e)(g)		19,446,000	19,251,085
Series 2021-XL2 Class J, 1 month U.S. LIBOR + 3.890% 3.996% 10/15/38 (d)(e)(g)		45,008,000	44,444,531
Series 2022-LBA6:
Class F, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Indx + 3.350% 3.4084% 1/15/39 (d)(e)(g)		6,200,000	6,200,000
Class G, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Indx + 4.200% 4.2584% 1/15/39 (d)(e)(g)		11,340,000	11,340,000
Series 2022-VAMF Class F, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Indx + 3.290% 3.359% 1/15/39 (d)(e)(g)		2,550,000	2,540,441
floater sequential payer Series 2021-LGCY Class J, 1 month U.S. LIBOR + 3.190% 3.299% 10/15/23 (d)(e)(g)		19,151,000	18,941,588
Series 2019-OC11 Class E, 4.0755% 12/9/41 (d)(g)		22,122,000	21,271,225
BXHPP Trust floater Series 2021-FILM Class E, 1 month U.S. LIBOR + 2.000% 2.106% 8/15/36 (d)(e)(g)		2,403,000	2,379,013
BXP Trust Series 2021-601L Class E, 2.7755% 1/15/44 (d)(g)		5,754,000	4,847,312
CALI Mortgage Trust Series 2019-101C Class F, 4.3244% 3/10/39 (d)(g)		4,099,000	3,772,339
CAMB Commercial Mortgage Trust floater Series 2019-LIFE Class G, 1 month U.S. LIBOR + 3.250% 3.356% 12/15/37 (d)(e)(g)		14,973,000	14,920,797
CD Mortgage Trust Series 2017-CD3 Class D, 3.25% 2/10/50 (g)		3,353,000	2,535,896
CGMS Commercial Mortgage Trust Series 2017-MDRB:
Class D, 1 month U.S. LIBOR + 3.250% 3.356% 7/15/30 (d)(e)(g)		6,131,000	6,106,000
Class E, 1 month U.S. LIBOR + 3.870% 3.9775% 7/15/30 (d)(e)(g)		6,666,000	6,425,673
CHC Commercial Mortgage Trust floater Series 2019-CHC Class F, 1 month U.S. LIBOR + 2.600% 2.7142% 6/15/34 (d)(e)(g)		1,489,131	1,408,953
Citigroup Commercial Mortgage Trust:
Series 2013-GC15 Class D, 5.178% 9/10/46 (d)(g)		5,254,000	5,192,067
Series 2016-C3 Class D, 3% 11/15/49 (g)		7,010,000	5,550,234
Cologix Data Centers U.S. Issuer, LLC / Cologix Data Centers U.S. Co.-Issuer, LLC:
sequential payer Series 2021-1A Class A2, 3.3% 12/26/51 (g)		10,000,000	9,983,603
Series 2021-1A Class C, 5.99% 12/26/51 (g)		6,400,000	6,366,637
COMM Mortgage Trust:
floater Series 2018-HCLV:
Class F, 1 month U.S. LIBOR + 3.050% 3.156% 9/15/33 (d)(e)(g)		4,265,000	3,898,353
Class G, 1 month U.S. LIBOR + 5.050% 5.1623% 9/15/33 (d)(e)(g)		4,265,000	3,706,672
sequential payer Series 2013-LC6 Class E, 3.5% 1/10/46 (g)		4,741,000	3,899,144
Series 2012-CR1:
Class D, 5.4512% 5/15/45 (d)(g)		5,550,000	5,044,201
Class G, 2.462% 5/15/45 (g)(h)		6,346,000	1,263,385
Series 2012-LC4 Class C, 5.5581% 12/10/44 (d)		1,978,000	1,920,569
Series 2013-CR10 Class D, 4.8999% 8/10/46 (d)(g)		4,544,000	4,569,821
Series 2013-LC6 Class D, 4.2884% 1/10/46 (d)(g)		8,301,000	8,215,118
Series 2014-CR17 Class E, 4.8476% 5/10/47 (d)(g)		3,098,000	2,277,650
Series 2014-UBS2 Class D, 5.0039% 3/10/47 (d)(g)		3,713,000	3,651,819
Series 2017-CD4 Class D, 3.3% 5/10/50 (g)		2,769,000	2,482,950
COMM Trust Series 2017-COR2 Class D, 3% 9/10/50 (g)		2,769,000	2,523,972
Commercial Mortgage Trust pass-thru certificates Series 2012-CR2:
Class D, 4.8305% 8/15/45 (d)(g)		4,500,000	4,428,720
Class E, 4.8305% 8/15/45 (d)(g)		8,000,000	7,147,200
Class F, 4.25% 8/15/45 (g)		2,000,000	1,593,940
Credit Suisse Commercial Mortgage Trust floater Series 2021-SOP2 Class F, 1 month U.S. LIBOR + 4.210% 4.3232% 6/15/34 (e)(g)		8,900,000	8,788,916
Credit Suisse Mortgage Trust:
floater:
Series 2019-ICE4 Class E, 1 month U.S. LIBOR + 2.150% 2.256% 5/15/36 (d)(e)(g)		7,090,000	7,083,302
Series 2021-4SZN Class A, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Indx + 3.960% 4.0665% 11/15/23 (d)(e)(g)		24,906,000	24,823,967
Series 2021-BPNY Class A, 1 month U.S. LIBOR + 3.710% 3.8214% 8/15/23 (d)(e)(g)		18,000,000	17,999,953
Series 2020-NET:
Class E, 3.7042% 8/15/37 (d)(g)		9,400,000	9,447,136
Class F, 3.7042% 8/15/37 (d)(g)		7,050,000	6,973,215
Series 2021-BRIT Class A, 1 month U.S. LIBOR + 3.450% 3.7092% 5/15/23 (d)(e)(g)		9,280,000	9,233,258
CRSNT Trust floater Series 2021-MOON:
Class E, 1 month U.S. LIBOR + 2.550% 2.66% 4/15/36 (d)(e)(g)		12,201,000	12,181,857
Class F, 1 month U.S. LIBOR + 3.500% 3.61% 4/15/36 (d)(e)(g)		4,844,000	4,836,544
Class G, 1 month U.S. LIBOR + 4.500% 4.61% 4/15/36 (d)(e)(g)		2,787,000	2,782,794
CSAIL Commercial Mortgage Trust:
sequential payer Series 2019-C15 Class A4, 4.0529% 3/15/52		9,425,000	10,286,602
Series 2017-C8 Class D, 4.4754% 6/15/50 (d)(g)		4,297,000	3,775,758
Series 2017-CX10 Class UESD, 4.2366% 10/15/32 (d)(g)		7,129,000	6,994,948
Series 2017-CX9 Class D, 4.1315% 9/15/50 (d)(g)		2,539,000	2,249,666
CSMC Trust floater Series 2017-CHOP Class F, 1 month U.S. LIBOR + 4.600% 4.706% 7/15/32 (d)(e)(g)		6,000,000	5,683,743
DBCCRE Mortgage Trust Series 2014-ARCP Class E, 4.9345% 1/10/34 (d)(g)		10,732,000	10,766,701
DBUBS Mortgage Trust Series 2011-LC3A Class D, 5.3651% 8/10/44 (d)(g)		3,789,692	3,681,686
ELP Commercial Mortgage Trust floater Series 2021-ELP Class J, 1 month U.S. LIBOR + 3.610% 3.7219% 11/15/38 (d)(e)(g)		15,448,000	15,369,313
Extended Stay America Trust floater Series 2021-ESH:
Class E, 1 month U.S. LIBOR + 2.850% 2.957% 7/15/38 (d)(e)(g)		18,213,902	18,202,958
Class F, 1 month U.S. LIBOR + 3.700% 3.807% 7/15/38 (d)(e)(g)		20,814,895	20,808,382
GPMT, Ltd. / GPMT LLC floater Series 2018-FL1 Class D, 1 month U.S. LIBOR + 2.950% 3.0593% 11/21/35 (d)(e)(g)		2,500,000	2,497,835
GS Mortgage Securities Corp. Trust floater Series 2019-70P Class E, 1 month U.S. LIBOR + 2.200% 2.306% 10/15/36 (d)(e)(g)		7,437,000	7,026,670
GS Mortgage Securities Trust:
floater Series 2018-RIVR Class G, 1 month U.S. LIBOR + 2.600% 2.706% 7/15/35 (d)(e)(g)		3,808,000	3,425,863
Series 2011-GC5:
Class C, 5.158% 8/10/44 (d)(g)(h)		8,899,000	7,630,893
Class D, 5.158% 8/10/44 (d)(g)		2,733,635	1,318,979
Class E, 5.158% 8/10/44 (d)(g)(h)		8,138,000	834,145
Class F, 4.5% 8/10/44 (g)(h)		7,897,000	86,952
Series 2012-GC6 Class E, 5% 1/10/45 (d)(g)		2,450,111	2,401,109
Series 2012-GCJ9:
Class D, 4.7376% 11/10/45 (d)(g)		5,503,000	5,497,389
Class E, 4.7376% 11/10/45 (d)(g)(h)		1,908,000	1,667,596
Series 2013-GC16:
Class D, 5.3107% 11/10/46 (d)(g)		3,708,000	3,700,705
Class F, 3.5% 11/10/46 (g)		7,221,000	5,376,829
Series 2021-RENT Class G, 1 month U.S. LIBOR + 5.700% 5.8091% 11/21/35 (d)(e)(g)		19,794,905	19,943,814
Hilton U.S.A. Trust Series 2016-HHV Class F, 4.1935% 11/5/38 (d)(g)		20,270,000	19,267,809
IMT Trust Series 2017-APTS:
Class EFX, 3.4966% 6/15/34 (d)(g)		9,213,000	9,108,230
Class FFL, 1 month U.S. LIBOR + 2.850% 2.9563% 6/15/34 (d)(e)(g)		2,752,375	2,743,106
Independence Plaza Trust Series 2018-INDP Class E, 4.996% 7/10/35 (g)		2,896,000	2,791,940
JPMBB Commercial Mortgage Securities Trust:
Series 2014-C23 Class UH5, 4.7094% 9/15/47 (g)		8,640,000	7,416,379
Series 2014-C26 Class D, 3.8771% 1/15/48 (d)(g)		3,398,000	3,232,928
JPMCC Commercial Mortgage Securities Trust Series 2016-JP4 Class D, 3.3883% 12/15/49 (d)(g)		10,126,000	8,691,526
JPMDB Commercial Mortgage Securities Trust:
sequential payer Series 2019-COR6 Class A4, 3.0565% 11/13/52		13,000,000	13,447,109
Series 2016-C4 Class D, 3.0707% 12/15/49 (d)(g)		4,388,000	3,831,670
Series 2018-C8 Class D, 3.218% 6/15/51 (d)(g)		1,698,000	1,429,501
JPMorgan Chase Commercial Mortgage Securities Trust:
floater:
Series 2018-LAQ:
Class C, 1 month U.S. LIBOR + 1.600% 1.706% 6/15/32 (d)(e)(g)		4,184,899	4,176,888
Class E, 1 month U.S. LIBOR + 3.000% 3.106% 6/15/35 (d)(e)(g)		1,328,800	1,324,659
Series 2021-MHC Class E, 1 month U.S. LIBOR + 2.450% 2.556% 4/15/38 (d)(e)(g)		4,022,000	4,004,230
sequential payer Series 2021-1MEM Class E, 2.6535% 10/9/42 (d)(g)		9,552,000	8,134,691
Series 2011-C3:
Class E, 5.5236% 2/15/46 (d)(g)		13,774,000	5,177,224
Class G, 4.409% 2/15/46 (d)(g)		4,671,000	446,429
Class H, 4.409% 2/15/46 (d)(g)(h)		7,077,000	433,465
Series 2011-C4 Class F, 3.873% 7/15/46 (g)		1,400,000	1,366,149
Series 2012-CBX:
Class C, 4.7993% 6/15/45 (d)		4,479,000	4,383,993
Class E, 4.7993% 6/15/45 (d)(g)		5,892,000	2,651,400
Class F, 4% 6/15/45 (g)		8,192,000	1,679,360
Class G 4% 6/15/45 (g)		4,044,000	319,862
Series 2013-LC11:
Class D, 4.1642% 4/15/46 (d)		7,722,000	6,330,657
Class E, 3.25% 4/15/46 (d)(g)		472,000	345,382
Class F, 3.25% 4/15/46 (d)(g)(h)		2,518,000	1,051,343
Series 2014-DSTY Class E, 3.8046% 6/10/27 (d)(g)(h)		8,161,000	163,220
Series 2018-AON Class F, 4.6132% 7/5/31 (d)(g)		5,039,000	4,979,269
Series 2020-NNN Class FFX, 4.6254% 1/16/37 (g)		2,000,000	1,932,919
KNDL Mortgage Trust floater Series 2019-KNSQ Class E, 1 month U.S. LIBOR + 1.800% 1.906% 5/15/36 (d)(e)(g)		5,000,000	4,977,891
KNDR Trust floater Series 2021-KIND Class F, 1 month U.S. LIBOR + 3.950% 4.056% 8/15/38 (d)(e)(g)		14,155,000	14,126,210
Last Mile Logistics Pan Euro Finance DAC floater Series 2021-1A Class E, 3 month EURIBOR + 2.700% 2.7% 8/17/33 (d)(e)(g)	EUR	4,479,925	5,029,750
LIFE Mortgage Trust floater Series 2021-BMR Class G, 1 month U.S. LIBOR + 2.950% 3.056% 3/15/38 (d)(e)(g)		18,824,000	18,589,069
MED Trust floater Series 2021-MDLN Class G, 1 month U.S. LIBOR + 5.250% 5.357% 11/15/38 (d)(e)(g)		37,080,000	36,615,447
Merit floater Series 2021-STOR:
Class F, 1 month U.S. LIBOR + 2.200% 2.306% 7/15/38 (d)(e)(g)		7,827,000	7,748,545
Class G, 1 month U.S. LIBOR + 2.750% 2.856% 7/15/38 (d)(e)(g)		5,445,000	5,369,690
MHC Commercial Mortgage Trust floater Series 2021-MHC:
Class F, 1 month U.S. LIBOR + 2.600% 2.7073% 4/15/38 (d)(e)(g)		15,322,000	15,206,820
Class G, 1 month U.S. LIBOR + 3.200% 3.3073% 4/15/38 (d)(e)(g)		20,601,000	20,575,317
MHC Trust floater Series 2021-MHC2 Class F, 1 month U.S. LIBOR + 2.400% 2.506% 5/15/23 (d)(e)(g)		20,000,000	19,936,802
MHP Commercial Mortgage Trust floater Series 2022-MHIL Class G, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Indx + 3.950% 4.0075% 1/15/27 (d)(e)(g)		19,424,000	19,303,393
Morgan Stanley BAML Trust:
Series 2012-C6 Class D, 4.6024% 11/15/45 (d)(g)		2,000,000	1,990,168
Series 2012-C6, Class F, 4.6024% 11/15/45 (d)(g)(h)		2,500,000	2,137,516
Series 2013-C12 Class D, 4.7625% 10/15/46 (d)(g)		7,164,000	6,828,134
Series 2013-C13:
Class D, 4.8968% 11/15/46 (d)(g)		6,218,000	5,924,308
Class E, 4.8968% 11/15/46 (d)(g)		3,341,000	2,775,929
Series 2013-C9:
Class C, 4.0202% 5/15/46 (d)		3,302,000	3,329,702
Class D, 4.1082% 5/15/46 (d)(g)		5,137,000	4,770,748
Series 2016-C30 Class D, 3% 9/15/49 (g)		2,726,000	2,053,459
Morgan Stanley Capital I Trust:
Series 1998-CF1 Class G, 7.35% 7/15/32 (d)(g)		62,535	62,778
Series 2011-C2:
Class D, 5.2113% 6/15/44 (d)(g)		3,998,682	3,913,211
Class F, 5.2113% 6/15/44 (d)(g)(h)		4,440,000	2,886,000
Class XB, 0.43% 6/15/44 (d)(g)(j)		29,696,348	117,859
Series 2011-C3:
Class D, 5.0858% 7/15/49 (d)(g)		7,317,000	7,353,392
Class E, 5.0858% 7/15/49 (d)(g)(h)		3,456,000	3,142,008
Class F, 5.0858% 7/15/49 (d)(g)		5,624,050	4,140,466
Class G, 5.0858% 7/15/49 (d)(g)(h)		5,049,500	2,783,633
Series 2012-C4 Class D, 5.4766% 3/15/45 (d)(g)		6,310,000	5,968,120
Series 2015-MS1 Class D, 4.0312% 5/15/48 (d)(g)		10,833,000	9,965,762
Series 2015-UBS8 Class D, 3.18% 12/15/48 (g)		3,051,000	2,479,623
Series 2016-BNK2 Class C, 3% 11/15/49 (g)		2,966,000	2,552,519
Series 2018-H4 Class A4, 4.31% 12/15/51		14,240,929	15,797,772
Motel 6 Trust floater Series 2021-MTL6:
Class D, 1 month U.S. LIBOR + 2.100% 2.2063% 9/15/38 (d)(e)(g)		3,941,000	3,936,250
Class E, 1 month U.S. LIBOR + 2.700% 2.8063% 9/15/38 (d)(e)(g)		6,741,000	6,732,869
Class F, 1 month U.S. LIBOR + 3.550% 3.6563% 9/15/38 (d)(e)(g)		12,865,000	12,849,478
Class G, 1 month U.S. LIBOR + 4.700% 4.8063% 9/15/38 (d)(e)(g)		9,015,000	9,004,128
Class H, 1 month U.S. LIBOR + 6.000% 6.1063% 9/15/38 (d)(e)(g)		4,908,000	4,924,520
MRCD Mortgage Trust Series 2019-PARK:
Class G, 2.7175% 12/15/36 (g)		2,000,000	1,857,380
Class J, 4.25% 12/15/36 (g)		10,357,000	9,850,404
MSCCG Trust:
floater Series 2018-SELF Class E, 1 month U.S. LIBOR + 2.150% 2.256% 10/15/37 (d)(e)(g)		5,061,000	5,022,957
floater sequential payer Series 2018-SELF Class F, 1 month U.S. LIBOR + 3.050% 3.156% 10/15/37 (d)(e)(g)		7,312,000	7,275,292
MSJP Commercial Securities Mortgage Trust Series 2015-HAUL Class E, 4.851% 9/5/47 (d)(g)		1,500,000	1,366,250
Natixis Commercial Mortgage Securities Trust:
floater Series 2018-FL1:
Class WAN1, 1 month U.S. LIBOR + 2.750% 2.8563% 6/15/35 (d)(e)(g)		1,743,000	1,664,125
Class WAN2, 1 month U.S. LIBOR + 3.750% 3.8563% 6/15/35 (d)(e)(g)(h)		651,000	602,104
Series 2020-2PAC Class AMZ3, 3.5% 1/15/37 (d)(g)		2,502,675	2,452,375
OPG Trust floater Series 2021-PORT:
Class G, 1 month U.S. LIBOR + 2.390% 2.504% 10/15/36 (d)(e)(g)		24,469,000	23,972,864
Class J, 1 month U.S. LIBOR + 3.340% 3.452% 10/15/36 (d)(e)(g)		12,482,000	12,396,332
PKHL Commercial Mortgage Trust floater Series 2021-MF:
Class E, 1 month U.S. LIBOR + 2.600% 2.707% 7/15/38 (d)(e)(g)		7,400,000	7,389,793
Class G, 1 month U.S. LIBOR + 4.350% 4.457% 7/15/38 (d)(e)(g)		5,944,000	5,940,366
Prima Capital CRE Securitization Ltd. Series 2020-8A Class C, 3% 12/1/70 (g)		9,277,000	8,460,290
Progress Residential Trust Series 2021-SFR2 Class F, 3.395% 4/19/38 (g)		2,407,000	2,350,720
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (g)(h)		3,263,449	3,806,658
ReadyCap Commercial Mortgage Trust floater Series 2019-FL3 Class D, 1 month U.S. LIBOR + 2.900% 3.0077% 3/25/34 (d)(e)(g)		3,401,000	3,270,497
SFO Commercial Mortgage Trust floater Series 2021-555:
Class E, 1 month U.S. LIBOR + 2.900% 3.006% 5/15/38 (d)(e)(g)		4,600,000	4,597,177
Class F, 1 month U.S. LIBOR + 3.650% 3.756% 5/15/38 (d)(e)(g)		3,720,000	3,717,752
SG Commercial Mortgage Securities Trust Series 2020-COVE Class F, 3.7276% 3/15/37 (d)(g)		5,000,000	4,668,657
SMRT Commercial Mortgage Trust floater Series 2022-MINI Class F, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Indx + 3.350% 3.35% 1/15/24 (d)(e)(g)		27,615,000	27,615,000
SREIT Trust floater:
Series 2021-FLWR Class E, 1 month U.S. LIBOR + 1.920% 2.03% 7/15/36 (d)(e)(g)		11,469,000	11,283,512
Series 2021-IND Class G, 1 month U.S. LIBOR + 3.260% 3.3718% 10/15/38 (d)(e)(g)		26,754,000	26,431,213
Series 2021-MFP Class G, 1 month U.S. LIBOR + 2.970% 3.0801% 11/15/38 (d)(e)(g)		22,874,000	22,731,287
Series 2021-MFP2 Class J, 1 month U.S. LIBOR + 3.910% 4.0215% 11/15/36 (d)(e)(g)		22,872,000	22,781,210
STWD Trust floater sequential payer Series 2021-LIH:
Class E, 1 month U.S. LIBOR + 2.900% 3.009% 11/15/36 (d)(e)(g)		4,985,000	4,941,032
Class F, 1 month U.S. LIBOR + 3.550% 3.657% 11/15/36 (d)(e)(g)		15,282,000	15,147,746
Class G, 1 month U.S. LIBOR + 4.200% 4.306% 11/15/36 (d)(e)(g)		9,177,000	9,124,493
SUMIT Mortgage Trust Series 2022-BVUE:
Class D, 2.8925% 2/12/41 (g)		6,000,000	5,789,284
Class F, 2.8925% 2/12/41 (g)		3,211,000	2,929,577
TPGI Trust floater Series 2021-DGWD:
Class E, 1 month U.S. LIBOR + 2.350% 2.46% 6/15/26 (d)(e)(g)		16,537,000	16,389,189
Class G, 1 month U.S. LIBOR + 3.850% 3.96% 6/15/26 (d)(e)(g)		7,308,000	7,260,133
TTAN floater Series 2021-MHC Class E, 1 month U.S. LIBOR + 2.400% 2.507% 3/15/38 (d)(e)(g)		17,157,531	17,006,139
UBS Commercial Mortgage Trust Series 2012-C1:
Class D, 5.6763% 5/10/45 (d)(g)		2,296,000	2,159,079
Class E, 5% 5/10/45 (d)(g)		6,268,000	2,440,792
Class F, 5% 5/10/45 (d)(g)		2,221,350	111,067
UBS-BAMLL Trust Series 12-WRM Class D, 4.238% 6/10/30 (d)(g)		2,143,000	1,618,383
UBS-Citigroup Commercial Mortgage Trust Series 2011-C1:
Class B, 6.4122% 1/10/45 (d)(g)		763,499	762,696
Class C, 6.4122% 1/10/45 (d)(g)		4,746,000	4,698,540
VASA Trust:
floater Series 2021-VASA Class G, 1 month U.S. LIBOR + 5.000% 5.106% 7/15/39 (d)(e)(g)		800,000	800,420
floater sequential payer Series 2021-VASA Class F, 1 month U.S. LIBOR + 3.900% 4.006% 7/15/39 (d)(e)(g)		6,685,000	6,686,943
VMC Finance Ltd. floater Series 2021-HT1 Class B, 1 month U.S. LIBOR + 4.500% 4.603% 1/18/37 (d)(e)(g)		29,580,000	29,570,798
Wells Fargo Commercial Mortgage Trust:
Series 2012-LC5:
Class D, 4.7565% 10/15/45 (d)(g)		12,819,000	12,910,519
Class E, 4.7565% 10/15/45 (d)(g)		8,347,000	8,230,580
Class F, 4.7565% 10/15/45 (d)(g)		2,000,000	1,796,127
Series 2016-BNK1 Class D, 3% 8/15/49 (g)		6,979,000	4,869,321
Series 2016-NXS6 Class D, 3.059% 11/15/49 (g)		5,037,000	4,385,070
WF-RBS Commercial Mortgage Trust:
sequential payer Series 2011-C4I Class G, 4.8874% 6/15/44 (d)(h)		3,955,000	235,807
Series 2011-C3:
Class D, 5.5133% 3/15/44 (d)(g)		1,874,404	938,702
Class E, 5% 3/15/44 (g)(h)		2,966,000	192,790
Series 2011-C5:
Class E, 5.5199% 11/15/44 (d)(g)		2,288,585	2,285,202
Class F, 5.25% 11/15/44 (d)(g)		3,500,000	3,212,726
Class G, 5.25% 11/15/44 (d)(g)		2,000,000	1,775,044
Series 2012-C7:
Class D, 4.7397% 6/15/45 (d)(g)(h)		2,380,000	952,741
Class F, 4.5% 6/15/45 (g)		2,000,000	60,000
Series 2012-C8 Class E, 4.8574% 8/15/45 (d)(g)		2,889,500	2,856,594
Series 2013-C11:
Class D, 4.2388% 3/15/45 (d)(g)		5,765,000	5,683,706
Class E, 4.2388% 3/15/45 (d)(g)(h)		4,727,000	4,364,820
Series 2013-C13 Class D, 4.1413% 5/15/45 (d)(g)		3,955,000	3,873,524
Series 2013-C16 Class D, 5.0011% 9/15/46 (d)(g)		3,686,000	3,653,573
Series 2013-UBS1 Class D, 5.0394% 3/15/46 (d)(g)		4,538,000	4,675,739
WP Glimcher Mall Trust Series 2015-WPG:
Class PR1, 3.516% 6/5/35 (d)(g)		6,725,000	5,844,804
Class PR2, 3.516% 6/5/35 (d)(g)		2,541,000	2,028,953
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $1,914,182,032)			1,847,108,052

Bank Loan Obligations - 5.5%
COMMUNICATION SERVICES - 0.6%
Wireless Telecommunication Services - 0.6%
SBA Senior Finance II, LLC Tranche B, term loan 3 month U.S. LIBOR + 1.750% 1.86% 4/11/25 (d)(e)(k)		44,404,885	44,007,017
CONSUMER DISCRETIONARY - 2.0%
Hotels, Restaurants & Leisure - 2.0%
Bally's Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 3.75% 10/1/28 (d)(e)(k)		37,240,000	37,188,236
BRE/Everbright M6 Borrower LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 5.000% 5.75% 9/9/26 (d)(e)(k)		9,905,175	9,925,778
Caesars Resort Collection LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 2.855% 12/22/24 (d)(e)(k)		40,661,989	40,420,457
Four Seasons Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 2.105% 11/30/23 (d)(e)(k)		17,336,759	17,271,746
Hilton Grand Vacations Borrower LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 3.5% 8/2/28 (d)(e)(k)		22,867,688	22,815,321
Playa Resorts Holding BV Tranche B, term loan 3 month U.S. LIBOR + 2.750% 3.75% 4/27/24 (d)(e)(k)		24,652,183	24,206,719
			151,828,257
ENERGY - 0.1%
Energy Equipment & Services - 0.1%
Kestrel Acquisition LLC Tranche B, term loan 3 month U.S. LIBOR + 4.250% 5.25% 6/1/25 (d)(e)(k)		5,793,628	5,461,943
FINANCIALS - 0.8%
Diversified Financial Services - 0.8%
Agellan Portfolio 9% 8/7/25 (d)(h)(k)		6,611,000	6,759,748
KREF Holdings X LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 3.6875% 9/1/27 (d)(e)(h)(k)		885,000	880,575
Mhp 2022-Mhil Mezz U.S. Secured Overnight Fin. Rate (SOFR) Indx + 5.000% 5.053% 1/9/24 (d)(e)(h)(k)		25,400,000	25,400,000
Veritas Multifamily Portfolio 1 month U.S. LIBOR + 8.500% 8.75% 11/15/22 (d)(e)(h)(k)		29,336,049	29,336,049
			62,376,372
Thrifts & Mortgage Finance - 0.0%
Walker & Dunlop, Inc. Tranche B 1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 2.250% 2.75% 12/16/28 (d)(e)(k)		475,000	473,813

TOTAL FINANCIALS			62,850,185

INDUSTRIALS - 0.4%
Commercial Services & Supplies - 0.4%
Pilot Travel Centers LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.000% 2.105% 8/4/28 (d)(e)(k)		33,481,088	33,277,188
INFORMATION TECHNOLOGY - 0.1%
Electronic Equipment & Components - 0.1%
Compass Power Generation LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.5% 12/20/24 (d)(e)(k)		7,887,191	7,859,034
REAL ESTATE - 1.2%
Equity Real Estate Investment Trusts (REITs) - 0.4%
iStar Financial, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 2.8548% 6/28/23 (d)(e)(k)		25,981,444	25,916,490
Real Estate Management & Development - 0.8%
DTZ U.S. Borrower LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 2.855% 8/21/25 (d)(e)(k)		51,838,535	51,625,479
Lightstone Holdco LLC:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 1/30/24 (d)(e)(k)		9,379,338	7,986,694
Tranche C 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 1/30/24 (d)(e)(k)		529,009	450,462
			60,062,635

TOTAL REAL ESTATE			85,979,125

UTILITIES - 0.3%
Electric Utilities - 0.2%
Granite Generation LLC 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 11/1/26 (d)(e)(k)		5,429,653	5,370,524
Lonestar II Generation Holding:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 5.105% 4/18/26 (d)(e)(k)		9,742,925	9,608,960
Tranche C 1LN, term loan 3 month U.S. LIBOR + 5.000% 5.105% 4/18/26 (d)(e)(k)		1,273,530	1,256,019
			16,235,503
Independent Power and Renewable Electricity Producers - 0.1%
Oregon Clean Energy LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 3/1/26 (d)(e)(k)		5,288,693	4,823,712

TOTAL UTILITIES			21,059,215

TOTAL BANK LOAN OBLIGATIONS
(Cost $414,768,368)			412,321,964

Preferred Securities - 0.1%
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Energy Transfer LP 7.125% (d)(l)		6,000,000	6,193,366
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
Crest Dartmouth Street 2003-1 Ltd. Series 2003-1A Class PS, 6/28/38 (g)(h)		1,220,000	122
Thrifts & Mortgage Finance - 0.0%
Crest Clarendon Street 2002-1 Ltd. Series 2002-1A Class PS, 12/28/35 (g)(h)		500,000	10,000

TOTAL FINANCIALS			10,122

TOTAL PREFERRED SECURITIES
(Cost $7,245,658)			6,203,488
		Shares	Value

Money Market Funds - 7.6%
Fidelity Cash Central Fund 0.08% (m)		503,060,312	503,160,924
Fidelity Securities Lending Cash Central Fund 0.08% (m)(n)		63,799,830	63,806,210
TOTAL MONEY MARKET FUNDS
(Cost $566,918,468)			566,967,134
TOTAL INVESTMENT IN SECURITIES - 100.8%
(Cost $6,865,814,411)			7,519,886,433
NET OTHER ASSETS (LIABILITIES) - (0.8)%			(59,163,318)
NET ASSETS - 100%			$7,460,723,115

Currency Abbreviations

EUR – European Monetary Unit

Legend

 (a) Affiliated company

 (b) Non-income producing

 (c) Security or a portion of the security is on loan at period end.

 (d) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (e) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (f) Amount is stated in United States dollars unless otherwise noted.

 (g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,446,602,514 or 32.8% of net assets.

 (h) Level 3 security

 (i) Non-income producing - Security is in default.

 (j) Interest Only (IO) security represents the right to receive only monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (k) Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

 (l) Security is perpetual in nature with no stated maturity date.

 (m) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (n) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.08%	$900,242,010	$1,129,736,881	$1,526,817,966	$256,070	$--	$(1)	$503,160,924	0.9%
Fidelity Securities Lending Cash Central Fund 0.08%	97,387,058	117,104,977	150,685,825	113,985	--	--	63,806,210	0.2%
Total	$997,629,068	$1,246,841,858	$1,677,503,791	$370,055	$--	$(1)	$566,967,134

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Great Ajax Corp.	$21,091,456	$--	$--	$782,318	$132,532	$422,490	$21,690,267
Great Ajax Corp. 7.25%	15,866,920	--	--	554,119	--	(220,119)	--
iStar Financial, Inc.	99,011,364	--	2,194,643	--	1,709,518	(12,946,212)	85,500,260
iStar Financial, Inc. Series D, 8.00%	9,002,613	--	--	--	340,621	(562,025)	--
iStar Financial, Inc. Series G, 7.65%	10,125,593	--	25,700	--	372,011	(642,338)	--
iStar Financial, Inc. Series I, 7.50%	14,635,390	--	--	--	518,153	(1,120,591)	--
Total	$169,733,336	$--	$2,220,343	$1,336,437	$3,072,835	$(15,068,795)	$107,190,527

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Energy	$47,960,920	$47,960,920	$--	$--
Financials	1,087,647,218	1,061,393,789	26,253,429	--
Industrials	17,090,256	17,090,256	--	--
Information Technology	9,620,289	9,620,289	--	--
Real Estate	2,245,344,875	2,216,027,774	29,317,101	--
Corporate Bonds	1,074,184,957	--	1,069,799,716	4,385,241
Asset-Backed Securities	205,399,074	--	205,398,803	271
Collateralized Mortgage Obligations	38,206	--	38,206	--
Commercial Mortgage Securities	1,847,108,052	--	1,812,872,976	34,235,076
Bank Loan Obligations	412,321,964	--	349,945,592	62,376,372
Preferred Securities	6,203,488	--	6,193,366	10,122
Money Market Funds	566,967,134	566,967,134	--	--
Total Investments in Securities:	$7,519,886,433	$3,919,060,162	$3,499,819,189	$101,007,082

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

Investments in Securities:
Beginning Balance	$90,854,951
Net Realized Gain (Loss) on Investment Securities	(10,079,477)
Net Unrealized Gain (Loss) on Investment Securities	13,400,885
Cost of Purchases	26,285,000
Proceeds of Sales	(34,332,844)
Amortization/Accretion	(1,727,797)
Transfers into Level 3	48,280,245
Transfers out of Level 3	(31,673,881)
Ending Balance	$101,007,082
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2022	$13,416,879

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities and, Derivative Instruments and Other Financial Instruments identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Cost of purchases and proceeds of sales may include securities received and/or delivered through in-kind transactions. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Other Information

The composition of credit quality ratings as a percentage of Total Net Assets is as follows (Unaudited):

U.S. Government and U.S. Government Agency Obligations	0.0%
AAA,AA,A	1.0%
BBB	1.9%
BB	11.4%
B	7.3%
CCC,CC,C	1.7%
Not Rated	24.2%
Equities	45.7%
Short-Term Investments and Net Other Assets	6.8%
100.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		January 31, 2022 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $62,982,889) — See accompanying schedule: Unaffiliated issuers (cost $6,227,461,386)	$6,845,728,772
Fidelity Central Funds (cost $566,918,468)	566,967,134
Other affiliated issuers (cost $71,434,557)	107,190,527
Total Investment in Securities (cost $6,865,814,411)		$7,519,886,433
Cash		32,573,908
Receivable for investments sold		14,945,159
Receivable for fund shares sold		12,398,768
Dividends receivable		2,843,365
Interest receivable		22,602,782
Distributions receivable from Fidelity Central Funds		65,336
Prepaid expenses		5,410
Other receivables		465
Total assets		7,605,321,626
Liabilities
Payable for investments purchased	$58,147,072
Payable for fund shares redeemed	18,085,287
Accrued management fee	3,369,269
Distribution and service plan fees payable	188,378
Other affiliated payables	944,115
Other payables and accrued expenses	60,112
Collateral on securities loaned	63,804,278
Total liabilities		144,598,511
Net Assets		$7,460,723,115
Net Assets consist of:
Paid in capital		$6,673,087,874
Total accumulated earnings (loss)		787,635,241
Net Assets		$7,460,723,115
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($389,210,866 ÷ 29,231,350 shares)(a)		$13.31
Maximum offering price per share (100/96.00 of $13.31)		$13.86
Class M:
Net Asset Value and redemption price per share ($56,834,771 ÷ 4,267,006 shares)(a)		$13.32
Maximum offering price per share (100/96.00 of $13.32)		$13.88
Class C:
Net Asset Value and offering price per share ($111,618,878 ÷ 8,528,034 shares)(a)		$13.09
Real Estate Income:
Net Asset Value, offering price and redemption price per share ($2,887,057,619 ÷ 215,294,159 shares)		$13.41
Class I:
Net Asset Value, offering price and redemption price per share ($2,290,565,609 ÷ 171,527,920 shares)		$13.35
Class Z:
Net Asset Value, offering price and redemption price per share ($1,725,435,372 ÷ 129,230,252 shares)		$13.35

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended January 31, 2022 (Unaudited)
Investment Income
Dividends (including $1,336,437 earned from other affiliated issuers)		$51,855,182
Interest		69,994,946
Income from Fidelity Central Funds (including $113,985 from security lending)		370,055
Total income		122,220,183
Expenses
Management fee	$19,540,477
Transfer agent fees	4,893,099
Distribution and service plan fees	1,148,393
Accounting fees	733,664
Custodian fees and expenses	18,699
Independent trustees' fees and expenses	12,650
Registration fees	128,389
Audit	51,009
Legal	4,525
Miscellaneous	19,822
Total expenses before reductions	26,550,727
Expense reductions	(115,145)
Total expenses after reductions		26,435,582
Net investment income (loss)		95,784,601
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	147,121,285
Affiliated issuers	3,072,835
Foreign currency transactions	72,512
Total net realized gain (loss)		150,266,632
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(192,189,116)
Fidelity Central Funds	(1)
Other affiliated issuers	(15,068,795)
Assets and liabilities in foreign currencies	(595)
Total change in net unrealized appreciation (depreciation)		(207,258,507)
Net gain (loss)		(56,991,875)
Net increase (decrease) in net assets resulting from operations		$38,792,726

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended January 31, 2022 (Unaudited)	Year ended July 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$95,784,601	$173,083,539
Net realized gain (loss)	150,266,632	62,884,184
Change in net unrealized appreciation (depreciation)	(207,258,507)	1,137,122,779
Net increase (decrease) in net assets resulting from operations	38,792,726	1,373,090,502
Distributions to shareholders	(111,775,259)	(214,833,122)
Share transactions - net increase (decrease)	464,428,677	605,814,975
Total increase (decrease) in net assets	391,446,144	1,764,072,355
Net Assets
Beginning of period	7,069,276,971	5,305,204,616
End of period	$7,460,723,115	$7,069,276,971

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Real Estate Income Fund Class A

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$13.43	$11.02	$12.43	$11.99	$12.32	$12.25
Income from Investment Operations
Net investment income (loss)A,B	.16	.33	.45	.51	.47	.49
Net realized and unrealized gain (loss)	(.10)	2.53	(1.25)	.65	(.22)	.14
Total from investment operations	.06	2.86	(.80)	1.16	.25	.63
Distributions from net investment income	(.16)	(.42)C	(.44)	(.51)	(.45)	(.48)
Distributions from net realized gain	(.02)	(.03)C	(.16)	(.21)	(.13)	(.08)
Total distributions	(.18)	(.45)	(.61)D	(.72)	(.58)	(.56)
Redemption fees added to paid in capitalA	–	–	–	–	–E	–E
Net asset value, end of period	$13.31	$13.43	$11.02	$12.43	$11.99	$12.32
Total ReturnF,G,H	.43%	26.64%	(6.88)%	10.15%	2.13%	5.37%
Ratios to Average Net AssetsB,I,J
Expenses before reductions	.99%K	.99%	1.01%	1.01%	1.02%	1.03%
Expenses net of fee waivers, if any	.98%K	.99%	1.01%	1.01%	1.02%	1.03%
Expenses net of all reductions	.98%K	.99%	1.00%	1.01%	1.01%	1.02%
Net investment income (loss)	2.30%K	2.75%	3.85%	4.29%	3.98%	4.08%
Supplemental Data
Net assets, end of period (000 omitted)	$389,211	$384,382	$324,031	$325,296	$297,722	$355,400
Portfolio turnover rateL	33%K	26%	32%M	17%	27%	22%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C The amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

 D Total distributions per share do not sum due to rounding.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Total returns do not include the effect of the sales charges.

 I Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 K Annualized

 L Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 M Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Real Estate Income Fund Class M

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$13.43	$11.02	$12.43	$11.99	$12.32	$12.26
Income from Investment Operations
Net investment income (loss)A,B	.16	.33	.45	.51	.47	.49
Net realized and unrealized gain (loss)	(.09)	2.53	(1.26)	.65	(.22)	.13
Total from investment operations	.07	2.86	(.81)	1.16	.25	.62
Distributions from net investment income	(.16)	(.42)C	(.44)	(.51)	(.45)	(.48)
Distributions from net realized gain	(.02)	(.03)C	(.16)	(.21)	(.13)	(.08)
Total distributions	(.18)	(.45)	(.60)	(.72)	(.58)	(.56)
Redemption fees added to paid in capitalA	–	–	–	–	–D	–D
Net asset value, end of period	$13.32	$13.43	$11.02	$12.43	$11.99	$12.32
Total ReturnE,F,G	.49%	26.62%	(6.89)%	10.12%	2.10%	5.26%
Ratios to Average Net AssetsB,H,I
Expenses before reductions	.99%J	1.01%	1.03%	1.04%	1.04%	1.06%
Expenses net of fee waivers, if any	.98%J	1.01%	1.03%	1.04%	1.04%	1.06%
Expenses net of all reductions	.98%J	1.01%	1.03%	1.04%	1.04%	1.05%
Net investment income (loss)	2.30%J	2.73%	3.82%	4.26%	3.95%	4.05%
Supplemental Data
Net assets, end of period (000 omitted)	$56,835	$57,338	$49,387	$60,540	$55,175	$64,158
Portfolio turnover rateK	33%J	26%	32%L	17%	27%	22%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C The amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the sales charges.

 H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 J Annualized

 K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 L Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Real Estate Income Fund Class C

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$13.21	$10.88	$12.28	$11.85	$12.20	$12.14
Income from Investment Operations
Net investment income (loss)A,B	.10	.24	.36	.42	.38	.40
Net realized and unrealized gain (loss)	(.08)	2.48	(1.23)	.64	(.22)	.13
Total from investment operations	.02	2.72	(.87)	1.06	.16	.53
Distributions from net investment income	(.12)	(.36)C	(.36)	(.42)	(.37)	(.39)
Distributions from net realized gain	(.02)	(.03)C	(.16)	(.21)	(.13)	(.08)
Total distributions	(.14)	(.39)	(.53)D	(.63)	(.51)D	(.47)
Redemption fees added to paid in capitalA	–	–	–	–	–E	–E
Net asset value, end of period	$13.09	$13.21	$10.88	$12.28	$11.85	$12.20
Total ReturnF,G,H	.11%	25.64%	(7.50)%	9.34%	1.31%	4.54%
Ratios to Average Net AssetsB,I,J
Expenses before reductions	1.72%K	1.74%	1.76%	1.76%	1.76%	1.78%
Expenses net of fee waivers, if any	1.72%K	1.74%	1.76%	1.76%	1.76%	1.78%
Expenses net of all reductions	1.72%K	1.74%	1.76%	1.76%	1.76%	1.78%
Net investment income (loss)	1.56%K	2.00%	3.09%	3.54%	3.23%	3.32%
Supplemental Data
Net assets, end of period (000 omitted)	$111,619	$120,072	$150,653	$210,156	$227,458	$287,598
Portfolio turnover rateL	33%K	26%	32%M	17%	27%	22%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C The amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

 D Total distributions per share do not sum due to rounding.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Total returns do not include the effect of the contingent deferred sales charge.

 I Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 K Annualized

 L Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 M Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Real Estate Income Fund

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$13.52	$11.09	$12.50	$12.05	$12.38	$12.31
Income from Investment Operations
Net investment income (loss)A,B	.18	.37	.48	.54	.51	.52
Net realized and unrealized gain (loss)	(.09)	2.53	(1.25)	.66	(.22)	.14
Total from investment operations	.09	2.90	(.77)	1.20	.29	.66
Distributions from net investment income	(.18)	(.44)C	(.48)	(.54)	(.48)	(.51)
Distributions from net realized gain	(.02)	(.03)C	(.16)	(.21)	(.13)	(.08)
Total distributions	(.20)	(.47)	(.64)	(.75)	(.62)D	(.59)
Redemption fees added to paid in capitalA	–	–	–	–	–E	–E
Net asset value, end of period	$13.41	$13.52	$11.09	$12.50	$12.05	$12.38
Total ReturnF,G	.65%	26.88%	(6.58)%	10.47%	2.40%	5.60%
Ratios to Average Net AssetsB,H,I
Expenses before reductions	.71%J	.72%	.73%	.75%	.75%	.78%
Expenses net of fee waivers, if any	.70%J	.72%	.73%	.75%	.75%	.78%
Expenses net of all reductions	.70%J	.72%	.73%	.75%	.75%	.77%
Net investment income (loss)	2.58%J	3.02%	4.12%	4.55%	4.24%	4.33%
Supplemental Data
Net assets, end of period (000 omitted)	$2,887,058	$2,777,243	$2,205,319	$2,691,820	$2,531,397	$2,630,901
Portfolio turnover rateK	33%J	26%	32%L	17%	27%	22%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C The amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

 D Total distributions per share do not sum due to rounding.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 J Annualized

 K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 L Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Real Estate Income Fund Class I

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$13.47	$11.04	$12.45	$12.01	$12.34	$12.27
Income from Investment Operations
Net investment income (loss)A,B	.17	.37	.48	.54	.51	.52
Net realized and unrealized gain (loss)	(.09)	2.53	(1.25)	.65	(.22)	.14
Total from investment operations	.08	2.90	(.77)	1.19	.29	.66
Distributions from net investment income	(.18)	(.44)C	(.47)	(.54)	(.49)	(.51)
Distributions from net realized gain	(.02)	(.03)C	(.16)	(.21)	(.13)	(.08)
Total distributions	(.20)	(.47)	(.64)D	(.75)	(.62)	(.59)
Redemption fees added to paid in capitalA	–	–	–	–	–E	–E
Net asset value, end of period	$13.35	$13.47	$11.04	$12.45	$12.01	$12.34
Total ReturnF,G	.57%	27.03%	(6.62)%	10.43%	2.41%	5.66%
Ratios to Average Net AssetsB,H,I
Expenses before reductions	.71%J	.71%	.74%	.75%	.75%	.76%
Expenses net of fee waivers, if any	.70%J	.71%	.74%	.74%	.75%	.76%
Expenses net of all reductions	.70%J	.71%	.74%	.74%	.75%	.76%
Net investment income (loss)	2.58%J	3.03%	4.11%	4.55%	4.25%	4.34%
Supplemental Data
Net assets, end of period (000 omitted)	$2,290,566	$2,810,475	$1,782,594	$2,386,308	$2,142,260	$1,951,293
Portfolio turnover rateK	33%J	26%	32%L	17%	27%	22%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C The amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

 D Total distributions per share do not sum due to rounding.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 J Annualized

 K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 L Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Real Estate Income Fund Class Z

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2022	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$13.47	$11.04	$12.45	$11.74
Income from Investment Operations
Net investment income (loss)B,C	.18	.38	.49	.47
Net realized and unrealized gain (loss)	(.09)	2.53	(1.25)	.67
Total from investment operations	.09	2.91	(.76)	1.14
Distributions from net investment income	(.19)	(.45)D	(.49)	(.42)
Distributions from net realized gain	(.02)	(.03)D	(.16)	(.02)
Total distributions	(.21)	(.48)	(.65)	(.43)E
Net asset value, end of period	$13.35	$13.47	$11.04	$12.45
Total ReturnF,G	.66%	27.15%	(6.50)%	10.00%
Ratios to Average Net AssetsC,H,I
Expenses before reductions	.59%J	.60%	.62%	.62%J
Expenses net of fee waivers, if any	.59%J	.60%	.62%	.62%J
Expenses net of all reductions	.59%J	.60%	.61%	.62%J
Net investment income (loss)	2.69%J	3.14%	4.24%	4.71%J
Supplemental Data
Net assets, end of period (000 omitted)	$1,725,435	$919,766	$793,220	$467,324
Portfolio turnover rateK	33%J	26%	32%L	17%J

 A For the period October 2, 2018 (commencement of sale of shares) through July 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D The amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

 E Total distributions per share do not sum due to rounding.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 J Annualized

 K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 L Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended January 31, 2022

1. Organization.

Fidelity Real Estate Income Fund (the Fund) is a fund of Fidelity Securities Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Real Estate Income, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – Unadjusted quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in Input(a)
Corporate Bonds	$4,385,241	Recovery value	Recovery value	0.0%	Increase
		Indicative market price	Evaluated bid	$105.35	Increase
Asset-Backed Securities	$271	Indicative market price	Evaluated bid	$0.00 - $0.01 / $0.01	Increase
Commercial Mortgage Securities	$34,235,076	Indicative market price	Evaluated bid	$1.10 - $116.65 / $76.93	Increase
Preferred Securities	$10,122	Indicative market price	Evaluated bid	$0.00 - $2.00 / $1.98	Increase
Bank Loan Obligations	$62,376,372	Market approach	Transaction price	$100.00	Increase
		Discounted cash flow	Yield	8.7% - 9.2% / 9.1%	Decrease
		Indicative market price	Evaluated bid	$99.75	Increase

 (a) Represents the directional change in the fair value of the Level 3 investments that could have resulted from an increase in the corresponding input as of period end. A decrease to the unobservable input would have had the opposite effect. Significant changes in these inputs may have resulted in a significantly higher or lower fair value measurement at period end.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of January 31, 2022, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. For certain lower credit quality securitized assets that have contractual cash flows (for example, asset backed securities, collateralized mortgage obligations and commercial mortgage-backed securities), changes in estimated cash flows are periodically evaluated and the estimated yield is adjusted on a prospective basis, resulting in increases or decreases to Interest Income in the accompanying Statement of Operations. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to equity-debt classifications, certain conversion ratio adjustments, passive foreign investment companies (PFIC), market discount, foreign currency transactions, partnership and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$818,907,117
Gross unrealized depreciation	(167,088,983)
Net unrealized appreciation (depreciation)	$651,818,134
Tax cost	$6,868,068,299

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

Loans and Other Direct Debt Instruments. Direct debt instruments are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate a fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment, participation, or may be made directly to a borrower. Such instruments are presented in the Bank Loan Obligations section in the Schedule of Investments. Certain funds may also invest in unfunded loan commitments, which are contractual obligations for future funding. Information regarding unfunded commitments is included at the end of the Schedule of Investments, if applicable.

New Accounting Pronouncement. In March 2020, the Financial Accounting Standards Board (FASB) issued an Accounting Standards Update (ASU), ASU 2020-04, which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other IBOR-based reference rates. The temporary relief provided by ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management does not expect the adoption of ASU 2020-04 to have a material impact on the Fund's financial statements.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Real Estate Income Fund	1,866,861,750	1,132,001,363

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .22% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .52% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$489,562	$18,692
Class M	-%	.25%	71,964	–
Class C	.75%	.25%	586,867	58,142
			$1,148,393	$76,834

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$13,615
Class M	2,651
Class C(a)	1,036
$17,302

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$364,651.19
Class M	53,436.19
Class C	101,033.17
Real Estate Income	2,251,529.16
Class I	1,765,536.16
Class Z	356,914.04
	$4,893,099

 (a) Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Real Estate Income Fund	.02

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Real Estate Income Fund	$9,108

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Real Estate Income Fund	10,942,026	21,850,588	1,406,738

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
Fidelity Real Estate Income Fund	$5,729

7. Security Lending.

Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Real Estate Income Fund	$11,653	$7,507	$–

8. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $569.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $114,576.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2022	Year ended July 31, 2021
Fidelity Real Estate Income Fund
Distributions to shareholders
Class A	$5,221,820	$12,331,880
Class M	753,576	1,887,965
Class C	1,200,626	4,798,344
Real Estate Income	42,517,534	81,764,089
Class I	33,077,631	86,521,059
Class Z	29,004,072	27,529,785
Total	$111,775,259	$214,833,122

10. Share Transactions.

Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended January 31, 2022	Year ended July 31, 2021	Six months ended January 31, 2022	Year ended July 31, 2021
Fidelity Real Estate Income Fund
Class A
Shares sold	2,880,519	8,136,569	$38,883,710	$101,075,219
Reinvestment of distributions	293,122	801,826	3,960,739	9,213,403
Shares redeemed	(2,572,927)	(9,710,895)	(34,751,448)	(115,179,123)
Net increase (decrease)	600,714	(772,500)	$8,093,001	$(4,890,501)
Class M
Shares sold	274,588	487,991	$3,707,654	$6,084,348
Reinvestment of distributions	55,027	162,222	744,083	1,864,757
Shares redeemed	(332,539)	(860,551)	(4,510,522)	(10,214,340)
Net increase (decrease)	(2,924)	(210,338)	$(58,785)	$(2,265,235)
Class C
Shares sold	549,766	989,182	$7,312,227	$12,002,432
Reinvestment of distributions	88,383	411,102	1,174,812	4,669,922
Shares redeemed	(1,202,113)	(6,160,079)	(15,959,124)	(73,385,638)
Net increase (decrease)	(563,964)	(4,759,795)	$(7,472,085)	$(56,713,284)
Real Estate Income
Shares sold	30,018,523	74,411,219	$408,566,398	$925,077,942
Reinvestment of distributions	2,828,188	6,329,008	38,483,598	73,049,209
Shares redeemed	(22,941,777)	(74,275,882)	(311,243,453)	(890,231,669)
Net increase (decrease)	9,904,934	6,464,345	$135,806,543	$107,895,482
Class I
Shares sold	32,054,451	103,155,973	$434,738,002	$1,245,278,753
Reinvestment of distributions	2,194,576	6,802,374	29,746,853	78,374,070
Shares redeemed	(71,439,117)	(62,658,053)	(965,066,479)	(740,583,076)
Net increase (decrease)	(37,190,090)	47,300,294	$(500,581,624)	$583,069,747
Class Z
Shares sold	86,316,615	33,570,549	$1,169,210,137	$409,694,150
Reinvestment of distributions	1,906,506	1,849,171	25,824,442	21,304,595
Shares redeemed	(27,295,199)	(38,953,817)	(366,392,952)	(452,279,979)
Net increase (decrease)	60,927,922	(3,534,097)	$828,641,627	$(21,281,234)

11. Other.

A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

12. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2021 to January 31, 2022).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value August 1, 2021	Ending Account Value January 31, 2022	Expenses Paid During Period-B August 1, 2021 to January 31, 2022
Fidelity Real Estate Income Fund
Class A	.98%
Actual		$1,000.00	$1,004.30	$4.95
Hypothetical-C		$1,000.00	$1,020.27	$4.99
Class M	.98%
Actual		$1,000.00	$1,004.90	$4.95
Hypothetical-C		$1,000.00	$1,020.27	$4.99
Class C	1.72%
Actual		$1,000.00	$1,001.10	$8.68
Hypothetical-C		$1,000.00	$1,016.53	$8.74
Real Estate Income	.70%
Actual		$1,000.00	$1,006.50	$3.54
Hypothetical-C		$1,000.00	$1,021.68	$3.57
Class I	.70%
Actual		$1,000.00	$1,005.70	$3.54
Hypothetical-C		$1,000.00	$1,021.68	$3.57
Class Z	.59%
Actual		$1,000.00	$1,006.60	$2.98
Hypothetical-C		$1,000.00	$1,022.23	$3.01

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

REI-SANN-0422
1.789716.118

Fidelity® Series Blue Chip Growth Fund

Semi-Annual Report

January 31, 2022

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2022 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of COVID-19 emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and corporate earnings. On March 11, 2020, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread. The pandemic prompted a number of measures to limit the spread of COVID-19, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. To help stem the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

In general, the overall impact of the pandemic lessened in 2021, amid a resilient economy and widespread distribution of three COVID-19 vaccines granted emergency use authorization from the U.S. Food and Drug Administration (FDA) early in the year. Still, the situation remains dynamic, and the extent and duration of its influence on financial markets and the economy is highly uncertain, due in part to a recent spike in cases based on highly contagious variants of the coronavirus.

Extreme events such as the COVID-19 crisis are exogenous shocks that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets. Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we continue to take extra steps to be responsive to customer needs. We encourage you to visit us online, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Top Ten Stocks as of January 31, 2022

% of fund's net assets
Apple, Inc.	9.5
Microsoft Corp.	6.0
Alphabet, Inc. Class A	5.9
Amazon.com, Inc.	5.8
NVIDIA Corp.	4.9
Meta Platforms, Inc. Class A	3.9
iShares Russell 1000 Growth Index ETF	3.7
Tesla, Inc.	3.3
lululemon athletica, Inc.	3.0
Marvell Technology, Inc.	2.9
48.9

Top Five Market Sectors as of January 31, 2022

% of fund's net assets
Information Technology	36.7
Consumer Discretionary	27.6
Communication Services	13.0
Health Care	5.8
Industrials	5.5

Asset Allocation (% of fund's net assets)

As of January 31, 2022*
Stocks	91.6%
Convertible Securities	2.1%
Other Investments	3.7%
Short-Term Investments and Net Other Assets (Liabilities)	2.6%

 * Foreign investments – 6.4%

Schedule of Investments January 31, 2022 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 91.5%
	Shares	Value
COMMUNICATION SERVICES - 12.8%
Entertainment - 2.1%
Endeavor Group Holdings, Inc. (a)(b)	79,400	$2,490,778
Endeavor Group Holdings, Inc. (c)	320,752	10,061,990
Endeavor Group Holdings, Inc. Class A (d)	92,536	2,902,854
Netflix, Inc. (a)	154,624	66,046,095
Roblox Corp. (a)	97,900	6,447,694
Roku, Inc. Class A (a)	43,455	7,128,793
Sea Ltd. ADR (a)	242,131	36,394,711
		131,472,915
Interactive Media & Services - 10.6%
Alphabet, Inc. Class A (a)	137,213	371,307,983
Bumble, Inc.	53,900	1,590,589
Meta Platforms, Inc. Class A (a)	780,010	244,345,933
Snap, Inc. Class A (a)(b)	1,295,600	42,158,824
Tencent Holdings Ltd.	54,200	3,396,296
ZipRecruiter, Inc. (a)	96,500	2,093,085
		664,892,710
Media - 0.1%
Criteo SA sponsored ADR (a)	24,321	822,050
DISH Network Corp. Class A (a)	128,700	4,041,180
		4,863,230

TOTAL COMMUNICATION SERVICES		801,228,855

CONSUMER DISCRETIONARY - 27.3%
Automobiles - 4.2%
Ford Motor Co.	192,600	3,909,780
General Motors Co. (a)	82,100	4,329,133
Neutron Holdings, Inc. (a)(d)(e)	691,699	48,419
Rad Power Bikes, Inc. (a)(d)(e)	110,210	1,056,231
Rivian Automotive, Inc. (b)	53,800	3,536,812
Rivian Automotive, Inc.	519,495	30,736,441
Tesla, Inc. (a)	219,735	205,830,169
XPeng, Inc.:
ADR (a)	344,600	12,092,014
Class A	58,300	1,016,832
		262,555,831
Diversified Consumer Services - 0.0%
Mister Car Wash, Inc.	59,700	1,026,840
Hotels, Restaurants & Leisure - 4.2%
Airbnb, Inc. Class A (a)	395,000	60,818,150
Booking Holdings, Inc. (a)	2,800	6,877,164
Caesars Entertainment, Inc. (a)	317,147	24,147,573
Chipotle Mexican Grill, Inc. (a)	14,042	20,860,514
Churchill Downs, Inc.	32,052	6,740,536
Dutch Bros, Inc. (b)	48,400	2,524,060
Evolution AB (c)	15,400	1,916,025
Expedia, Inc. (a)	77,084	14,128,726
Flutter Entertainment PLC (a)	5,800	883,767
Hilton Worldwide Holdings, Inc. (a)	115,500	16,760,205
Marriott International, Inc. Class A (a)	146,700	23,636,304
MGM Resorts International	102,600	4,383,072
Penn National Gaming, Inc. (a)	1,052,243	47,992,803
Planet Fitness, Inc. (a)	13,800	1,223,232
Sweetgreen, Inc.	776,159	21,130,929
Sweetgreen, Inc. Class A (b)	129,600	3,920,400
Vail Resorts, Inc.	8,476	2,348,700
		260,292,160
Household Durables - 0.1%
Lennar Corp. Class A	29,400	2,825,634
Tempur Sealy International, Inc.	107,900	4,295,499
TRI Pointe Homes, Inc. (a)	16,645	396,317
		7,517,450
Internet & Direct Marketing Retail - 7.1%
Amazon.com, Inc. (a)	121,480	363,403,776
BARK, Inc. (a)(b)	226,100	852,397
BARK, Inc. (d)	240,617	907,126
Cazoo Group Ltd.	562,851	2,534,518
Chewy, Inc. (a)(b)	157,300	7,489,053
Deliveroo PLC Class A (a)(c)	861,800	1,810,611
Delivery Hero AG (a)(c)	11,200	864,527
Doordash, Inc. (a)(b)	55,500	6,298,695
Etsy, Inc. (a)	56,500	8,875,020
FSN E-Commerce Ventures Private Ltd. (a)(d)	818,460	15,406,710
Global-e Online Ltd. (a)	55,400	1,978,334
JD.com, Inc.:
Class A (a)	5,328	201,939
sponsored ADR (a)	18,300	1,370,304
Overstock.com, Inc. (a)	38,651	1,852,929
Pinduoduo, Inc. ADR (a)	41,400	2,477,376
Wayfair LLC Class A (a)	177,788	27,720,705
Zomato Ltd. (a)(d)	3,149,000	3,435,464
		447,479,484
Leisure Products - 0.0%
Peloton Interactive, Inc. Class A (a)(b)	72,300	1,975,959
Multiline Retail - 0.4%
Dollar Tree, Inc. (a)	168,400	22,097,448
Ollie's Bargain Outlet Holdings, Inc. (a)	64,800	3,106,512
		25,203,960
Specialty Retail - 5.5%
American Eagle Outfitters, Inc. (b)	992,700	22,663,341
Aritzia, Inc. (a)	229,800	10,660,666
Bath & Body Works, Inc.	49,300	2,764,251
Burlington Stores, Inc. (a)	68,003	16,111,951
Carvana Co. Class A (a)	204,631	33,162,500
Citi Trends, Inc. (a)(b)	39,900	1,943,928
Dick's Sporting Goods, Inc.	100,773	11,629,204
Fanatics, Inc. Class A (d)(e)	159,285	10,805,894
Five Below, Inc. (a)	87,084	14,281,776
Floor & Decor Holdings, Inc. Class A (a)	142,140	15,453,461
Foot Locker, Inc.	99,100	4,427,788
JD Sports Fashion PLC	794,500	2,037,233
Lowe's Companies, Inc.	396,706	94,158,169
RH (a)(b)	146,604	59,055,023
Signet Jewelers Ltd. (b)	58,200	5,012,766
The Children's Place, Inc. (a)	15,600	1,103,700
TJX Companies, Inc.	195,600	14,077,332
Victoria's Secret & Co. (a)	340,427	19,006,039
Warby Parker, Inc. (a)(b)	229,000	8,511,930
		346,866,952
Textiles, Apparel & Luxury Goods - 5.8%
Allbirds, Inc.:
Class A (b)	12,800	158,208
Class B	94,500	1,051,218
Capri Holdings Ltd. (a)	554,800	33,326,836
Crocs, Inc. (a)	189,384	19,434,586
Deckers Outdoor Corp. (a)	63,795	20,429,073
Hermes International SCA	1,401	2,103,488
lululemon athletica, Inc. (a)	565,974	188,899,482
LVMH Moet Hennessy Louis Vuitton SE	13,661	11,220,837
Moncler SpA	51,623	3,313,141
NIKE, Inc. Class B	319,513	47,310,290
On Holding AG (b)	49,800	1,313,226
PVH Corp.	179,620	17,065,696
Tapestry, Inc.	284,300	10,789,185
Tory Burch LLC (a)(d)(e)(f)	106,817	5,897,367
		362,312,633

TOTAL CONSUMER DISCRETIONARY		1,715,231,269

CONSUMER STAPLES - 0.5%
Beverages - 0.4%
Boston Beer Co., Inc. Class A (a)	17,700	7,448,691
Celsius Holdings, Inc. (a)	376,000	17,946,480
		25,395,171
Food & Staples Retailing - 0.0%
Blink Health, Inc. Series A1 (a)(d)(e)	6,283	239,885
Food Products - 0.0%
Sovos Brands, Inc. (b)	26,200	384,354
The Real Good Food Co., Inc.	5,400	32,076
		416,430
Household Products - 0.1%
Procter & Gamble Co.	15,800	2,535,110
Personal Products - 0.0%
Olaplex Holdings, Inc.	94,900	2,072,616
Tobacco - 0.0%
JUUL Labs, Inc. Class B (a)(d)(e)	2,450	106,134

TOTAL CONSUMER STAPLES		30,765,346

ENERGY - 2.1%
Energy Equipment & Services - 0.0%
Halliburton Co.	63,700	1,958,138
Oil, Gas & Consumable Fuels - 2.1%
Cenovus Energy, Inc. (Canada)	196,700	2,861,175
Cheniere Energy, Inc.	29,300	3,278,670
Denbury, Inc. (a)	76,900	5,778,266
Devon Energy Corp.	146,700	7,418,619
Diamondback Energy, Inc.	101,400	12,792,624
EOG Resources, Inc.	148,300	16,532,484
Hess Corp.	209,900	19,371,671
Marathon Oil Corp.	61,500	1,197,405
PDC Energy, Inc.	10,500	622,335
Phillips 66 Co.	70,300	5,960,737
Pioneer Natural Resources Co.	35,900	7,858,151
Range Resources Corp. (a)	28,300	544,775
Reliance Industries Ltd.	1,159,149	37,379,486
Reliance Industries Ltd. sponsored GDR (c)	55,500	3,570,524
Tourmaline Oil Corp.	36,800	1,312,021
Valero Energy Corp.	75,600	6,272,532
		132,751,475

TOTAL ENERGY		134,709,613

FINANCIALS - 1.1%
Banks - 0.4%
Bank of America Corp.	122,000	5,629,080
Kotak Mahindra Bank Ltd. (a)	118,376	2,968,946
Wells Fargo & Co.	379,100	20,395,580
		28,993,606
Capital Markets - 0.3%
Goldman Sachs Group, Inc.	20,100	7,129,068
Morgan Stanley	115,000	11,792,100
		18,921,168
Consumer Finance - 0.2%
American Express Co.	52,300	9,404,586
LendingClub Corp. (a)	91,000	1,707,160
		11,111,746
Diversified Financial Services - 0.2%
Ant International Co. Ltd. Class C (a)(d)(e)	1,568,556	2,792,030
Sonder Holdings, Inc. (d)	69,833	598,329
WeWork, Inc. (a)	612,050	4,547,532
WeWork, Inc. (d)	441,635	3,281,348
		11,219,239

TOTAL FINANCIALS		70,245,759

HEALTH CARE - 5.7%
Biotechnology - 1.3%
ADC Therapeutics SA (a)	67,500	1,072,575
Alnylam Pharmaceuticals, Inc. (a)	102,481	14,101,386
Arcutis Biotherapeutics, Inc. (a)	88,800	1,341,768
Argenx SE ADR (a)	11,437	3,079,527
Ascendis Pharma A/S sponsored ADR (a)	145,496	17,698,133
Avidity Biosciences, Inc. (a)	36,700	609,954
Biohaven Pharmaceutical Holding Co. Ltd. (a)	8,400	1,116,108
Cerevel Therapeutics Holdings (a)	74,700	1,945,188
Cibus Corp.:
Series C (a)(d)(e)(f)	726,554	1,169,752
Series D (a)(d)(e)(f)	398,640	641,810
Series E (a)(d)(e)(f)	251,468	404,863
CytomX Therapeutics, Inc. (a)(c)	137,854	634,128
Day One Biopharmaceuticals, Inc. (a)(b)	74,900	1,104,775
Erasca, Inc.	37,200	440,820
Generation Bio Co. (a)	163,122	1,060,293
Horizon Therapeutics PLC (a)	154,499	14,419,392
Instil Bio, Inc. (a)	68,800	798,768
Karuna Therapeutics, Inc. (a)	40,000	4,442,400
Recursion Pharmaceuticals, Inc. (a)(b)	58,800	696,192
Regeneron Pharmaceuticals, Inc. (a)	7,300	4,442,707
Relay Therapeutics, Inc. (a)	40,500	896,265
Revolution Medicines, Inc. (a)	74,000	1,592,480
Turning Point Therapeutics, Inc. (a)	50,549	1,881,939
Twist Bioscience Corp. (a)	4,900	291,158
Verve Therapeutics, Inc.	59,000	1,700,380
Xencor, Inc. (a)	84,618	2,908,321
		80,491,082
Health Care Equipment & Supplies - 1.8%
Axonics Modulation Technologies, Inc. (a)	53,420	2,533,711
Boston Scientific Corp. (a)	55,100	2,363,790
DexCom, Inc. (a)	68,015	29,279,097
Edwards Lifesciences Corp. (a)	9,800	1,070,160
Figs, Inc. Class A (a)	66,600	1,497,168
InMode Ltd. (a)	10,800	520,884
Insulet Corp. (a)	94,198	23,361,104
Intuitive Surgical, Inc. (a)	101,938	28,968,741
Outset Medical, Inc. (a)	32,300	1,201,237
Shockwave Medical, Inc. (a)	102,233	14,820,718
Tandem Diabetes Care, Inc. (a)	60,417	7,135,852
		112,752,462
Health Care Providers & Services - 0.5%
agilon health, Inc. (a)	82,200	1,362,876
Alignment Healthcare, Inc. (a)	145,747	1,107,677
Centene Corp. (a)	19,000	1,477,440
Guardant Health, Inc. (a)	118,680	8,254,194
LifeStance Health Group, Inc.	264,200	2,015,846
Surgery Partners, Inc. (a)	54,700	2,334,049
UnitedHealth Group, Inc.	30,700	14,507,899
		31,059,981
Health Care Technology - 0.1%
Certara, Inc. (a)	50,700	1,355,211
Doximity, Inc. (b)	89,500	4,078,515
GoodRx Holdings, Inc. (a)	9,700	232,897
Medlive Technology Co. Ltd. (c)	242,000	392,916
MultiPlan Corp. warrants (a)(d)	24,206	9,840
		6,069,379
Life Sciences Tools & Services - 0.6%
10X Genomics, Inc. (a)	35,333	3,401,508
23andMe Holding Co. Class B (c)	447,533	2,089,979
Avantor, Inc. (a)	130,800	4,882,764
Bio-Rad Laboratories, Inc. Class A (a)	3,300	1,979,109
Danaher Corp.	66,200	18,919,298
ICON PLC (a)	10,400	2,763,488
Maravai LifeSciences Holdings, Inc. (a)	45,000	1,301,400
Nanostring Technologies, Inc. (a)	56,100	1,947,792
Olink Holding AB ADR (a)	77,300	1,250,714
Pacific Biosciences of California, Inc. (a)	27,800	310,804
Seer, Inc. (a)	19,900	313,027
Thermo Fisher Scientific, Inc.	5,400	3,139,020
		42,298,903
Pharmaceuticals - 1.4%
Asymchem Laboratories Tianjin Co. Ltd. (H Shares) (c)	12,500	438,581
Chiasma, Inc. warrants 12/16/24 (a)(e)	23,784	0
Eli Lilly & Co.	160,879	39,478,098
GH Research PLC	32,000	543,360
Intra-Cellular Therapies, Inc. (a)	85,900	4,079,391
Longboard Pharmaceuticals, Inc. (a)	16,031	67,330
Zoetis, Inc. Class A	211,379	42,231,410
		86,838,170

TOTAL HEALTH CARE		359,509,977

INDUSTRIALS - 4.9%
Aerospace & Defense - 0.4%
Airbus Group NV (a)	24,100	3,077,406
Howmet Aerospace, Inc.	114,100	3,547,369
Space Exploration Technologies Corp.:
Class A (a)(d)(e)	22,703	12,713,680
Class C (a)(d)(e)	686	384,160
The Boeing Co. (a)	41,100	8,229,864
		27,952,479
Airlines - 0.1%
Delta Air Lines, Inc. (a)	21,800	865,242
JetBlue Airways Corp. (a)	59,900	876,337
Ryanair Holdings PLC sponsored ADR (a)	24,400	2,723,528
		4,465,107
Building Products - 0.0%
The AZEK Co., Inc. (a)	27,600	911,628
Commercial Services & Supplies - 0.1%
ACV Auctions, Inc. Class A (a)	327,006	4,336,100
Driven Brands Holdings, Inc.	3,095	87,434
Li-Cycle Holdings Corp. (a)(b)	79,681	603,982
		5,027,516
Electrical Equipment - 0.3%
Acuity Brands, Inc.	79,100	15,150,023
Array Technologies, Inc. (a)	153,800	1,621,052
ESS Tech, Inc. Class A (a)	38,360	209,062
Generac Holdings, Inc. (a)	2,191	618,695
Sunrun, Inc. (a)(b)	70,095	1,817,563
		19,416,395
Industrial Conglomerates - 0.3%
General Electric Co.	180,850	17,086,708
Machinery - 0.2%
AutoStore Holdings Ltd.	511,300	1,443,310
Deere & Co.	22,200	8,356,080
		9,799,390
Professional Services - 0.1%
KBR, Inc.	16,000	694,400
Recruit Holdings Co. Ltd.	41,200	2,036,459
Sterling Check Corp.	16,413	328,424
YourPeople, Inc. (a)(e)	761,041	7,610
		3,066,893
Road & Rail - 3.4%
Avis Budget Group, Inc. (a)	40,100	7,064,818
Bird Global, Inc.	354,412	1,125,967
Bird Global, Inc.:
rights 11/4/26 (a)(e)	13,740	22,671
rights 11/4/26 (a)(e)	13,740	12,503
rights 11/4/26 (a)(e)	13,740	6,458
Class A (a)(b)	496,820	1,753,775
Hertz Global Holdings, Inc. (b)	232,500	4,477,950
Lyft, Inc. (a)	2,902,107	111,789,162
Uber Technologies, Inc. (a)	2,358,975	88,225,665
		214,478,969
Transportation Infrastructure - 0.0%
Delhivery Private Ltd. (d)(e)	294,700	2,320,625

TOTAL INDUSTRIALS		304,525,710

INFORMATION TECHNOLOGY - 36.2%
Communications Equipment - 0.2%
Arista Networks, Inc. (a)	87,000	10,814,970
IT Services - 4.4%
Block, Inc. Class A (a)(b)	142,500	17,426,325
CI&T, Inc. Class A	75,200	952,032
Digitalocean Holdings, Inc. (a)(b)	248,100	14,226,054
Endava PLC ADR (a)	32,524	3,955,569
Flywire Corp. (a)(b)	140,900	3,971,971
MasterCard, Inc. Class A	260,000	100,458,800
MongoDB, Inc. Class A (a)	28,480	11,537,533
Okta, Inc. (a)	60,900	12,051,501
PayPal Holdings, Inc. (a)	324,562	55,805,190
Shift4 Payments, Inc. (a)(b)	78,700	4,149,064
Shopify, Inc. Class A (a)	19,114	18,449,374
TaskUs, Inc.	90,200	2,886,400
TDCX, Inc. ADR	88,339	1,447,876
Thoughtworks Holding, Inc.	65,000	1,392,300
Twilio, Inc. Class A (a)	113,270	23,347,212
Visa, Inc. Class A	27,800	6,287,526
		278,344,727
Semiconductors & Semiconductor Equipment - 10.8%
Advanced Micro Devices, Inc. (a)	64,700	7,391,975
Allegro MicroSystems LLC (a)	27,100	769,098
ASML Holding NV	8,800	5,959,360
Cirrus Logic, Inc. (a)	99,800	8,926,112
Enphase Energy, Inc. (a)	1,000	140,470
GlobalFoundries, Inc.	284,660	14,045,124
Lam Research Corp.	6,100	3,598,512
Marvell Technology, Inc.	2,577,679	184,046,281
Microchip Technology, Inc.	6,200	480,376
NVIDIA Corp.	1,251,396	306,416,825
NXP Semiconductors NV	385,935	79,286,486
onsemi (a)	195,800	11,552,200
Qualcomm, Inc.	67,800	11,916,528
Silergy Corp.	10,000	1,352,714
Synaptics, Inc. (a)	33,400	7,025,690
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	73,000	8,951,990
Teradyne, Inc.	176,100	20,679,423
Wolfspeed, Inc. (a)	31,800	2,996,832
Xilinx, Inc.	30,300	5,864,565
		681,400,561
Software - 11.3%
Adobe, Inc. (a)	116,171	62,070,165
Amplitude, Inc. (a)	99,600	3,915,276
AppLovin Corp. (a)(b)	101,500	6,538,630
Atlassian Corp. PLC (a)	26,700	8,659,878
Atom Tickets LLC (a)(d)(e)(f)	344,068	3
AvidXchange Holdings, Inc.	76,800	795,648
Braze, Inc.	4,657	232,943
Cadence Design Systems, Inc. (a)	41,000	6,237,740
Cipher Mining, Inc. (a)	111,247	338,191
Confluent, Inc. (b)	54,500	3,563,755
Coupa Software, Inc. (a)	60,214	8,084,934
Crowdstrike Holdings, Inc. (a)(b)	46,000	8,309,440
Datadog, Inc. Class A (a)	22,900	3,345,919
DoubleVerify Holdings, Inc. (a)	324,631	8,979,293
EngageSmart, Inc. (b)	187,400	4,096,564
Epic Games, Inc. (a)(d)(e)	1,076	921,798
Expensify, Inc. (b)	78,100	2,284,425
Freshworks, Inc. (b)	63,300	1,376,775
GitLab, Inc. (b)	23,900	1,529,839
HashiCorp, Inc.	19,400	1,287,966
HubSpot, Inc. (a)	47,092	23,018,570
Intuit, Inc.	41,100	22,819,953
Microsoft Corp.	1,216,700	378,369,366
Qualtrics International, Inc.	124,900	3,655,823
Riskified Ltd.:
Class A (c)	96,275	671,037
Class B (a)	192,550	1,342,074
Salesforce.com, Inc. (a)	396,170	92,161,027
Samsara, Inc. (b)	92,900	1,681,490
SentinelOne, Inc. (b)	35,000	1,566,250
ServiceNow, Inc. (a)	21,223	12,432,009
Stripe, Inc. Class B (a)(d)(e)	19,900	721,375
Tanium, Inc. Class B (a)(d)(e)	151,000	1,792,370
The Trade Desk, Inc. (a)	28,400	1,974,936
UiPath, Inc. Class A (a)(b)	91,300	3,335,189
Volue A/S (a)	321,684	1,917,455
Workday, Inc. Class A (a)	35,500	8,981,855
Zoom Video Communications, Inc. Class A (a)	140,300	21,645,484
		710,655,445
Technology Hardware, Storage & Peripherals - 9.5%
Apple, Inc.	3,411,036	596,180,872

TOTAL INFORMATION TECHNOLOGY		2,277,396,575

MATERIALS - 0.8%
Chemicals - 0.5%
CF Industries Holdings, Inc.	55,300	3,808,511
Corteva, Inc.	29,100	1,399,128
LG Chemical Ltd.	4,180	2,240,427
Nutrien Ltd.	167,600	11,705,564
Olin Corp.	9,283	470,370
The Mosaic Co.	231,600	9,252,420
		28,876,420
Metals & Mining - 0.3%
Freeport-McMoRan, Inc.	524,800	19,533,056

TOTAL MATERIALS		48,409,476

REAL ESTATE - 0.1%
Equity Real Estate Investment Trusts (REITs) - 0.1%
Simon Property Group, Inc.	43,300	6,373,760
TOTAL COMMON STOCKS
(Cost $2,665,200,681)		5,748,396,340

Preferred Stocks - 2.2%
Convertible Preferred Stocks - 2.1%
COMMUNICATION SERVICES - 0.2%
Diversified Telecommunication Services - 0.1%
Starry, Inc.:
Series C (a)(d)	1,477,502	2,253,072
Series D (a)(d)	402,931	614,438
		2,867,510
Interactive Media & Services - 0.1%
Reddit, Inc.:
Series B (a)(d)(e)	129,280	7,988,780
Series E (d)(e)	5,005	309,281
		8,298,061
TOTAL COMMUNICATION SERVICES		11,165,571
CONSUMER DISCRETIONARY - 0.3%
Automobiles - 0.0%
Rad Power Bikes, Inc.:
Series A (d)(e)	14,368	137,700
Series C (d)(e)	56,537	541,839
		679,539
Hotels, Restaurants & Leisure - 0.1%
MOD Super Fast Pizza Holdings LLC:
Series 3 (a)(d)(e)(f)	22,518	4,921,634
Series 4 (a)(d)(e)(f)	2,055	424,296
Series 5 (a)(d)(e)(f)	8,253	1,607,602
		6,953,532
Internet & Direct Marketing Retail - 0.2%
GoBrands, Inc. Series G (d)(e)	19,600	7,614,404
Instacart, Inc.:
Series H (a)(d)(e)	31,105	2,915,161
Series I (d)(e)	13,960	1,308,331
		11,837,896
TOTAL CONSUMER DISCRETIONARY		19,470,967
CONSUMER STAPLES - 0.5%
Food & Staples Retailing - 0.0%
Blink Health, Inc. Series C (a)(d)(e)	27,197	1,038,381
Food Products - 0.0%
AgBiome LLC Series C (a)(d)(e)	266,499	1,579,750
Tobacco - 0.5%
JUUL Labs, Inc.:
Series C (a)(d)(e)	660,029	28,592,456
Series D (a)(d)(e)	5,110	221,365
		28,813,821
TOTAL CONSUMER STAPLES		31,431,952
HEALTH CARE - 0.0%
Pharmaceuticals - 0.0%
Castle Creek Pharmaceutical Holdings, Inc. Series B (a)(d)(e)	1,069	399,785
INDUSTRIALS - 0.6%
Aerospace & Defense - 0.6%
Space Exploration Technologies Corp.:
Series G (a)(d)(e)	42,650	23,884,000
Series H (a)(d)(e)	6,348	3,554,880
Series N (a)(d)(e)	12,799	7,167,440
		34,606,320
Construction & Engineering - 0.0%
Beta Technologies, Inc. Series A (d)(e)	12,033	881,658
TOTAL INDUSTRIALS		35,487,978
INFORMATION TECHNOLOGY - 0.5%
Communications Equipment - 0.0%
Xsight Labs Ltd. Series D (d)(e)	140,500	1,402,190
Electronic Equipment & Components - 0.0%
Enevate Corp. Series E (d)(e)	1,441,706	1,598,396
IT Services - 0.1%
AppNexus, Inc. Series E (Escrow) (a)(d)(e)	307,049	9,617
ByteDance Ltd. Series E1 (a)(d)(e)	37,119	5,518,111
		5,527,728
Software - 0.4%
Bolt Technology OU Series E (d)(e)	18,160	4,692,426
Databricks, Inc. Series G (d)(e)	17,300	3,813,827
Dataminr, Inc. Series D (a)(d)(e)	115,901	3,952,224
Delphix Corp. Series D (a)(d)(e)	242,876	1,772,995
Jet.Com, Inc. Series B1 (Escrow) (a)(d)(e)	922,232	9
Malwarebytes Corp. Series B (a)(d)(e)	329,349	7,548,679
Nuvia, Inc. Series B (a)(d)	181,697	148,486
Stripe, Inc. Series H (d)(e)	8,700	315,375
		22,244,021
TOTAL INFORMATION TECHNOLOGY		30,772,335
MATERIALS - 0.0%
Metals & Mining - 0.0%
Diamond Foundry, Inc. Series C (d)(e)	125,000	3,436,250

TOTAL CONVERTIBLE PREFERRED STOCKS		132,164,838

Nonconvertible Preferred Stocks - 0.1%
CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
Neutron Holdings, Inc. Series 1C (a)(d)(e)	12,405,800	868,406
Waymo LLC Series A2 (a)(d)(e)	15,200	1,394,174
		2,262,580
HEALTH CARE - 0.1%
Pharmaceuticals - 0.1%
Castle Creek Pharmaceutical Holdings, Inc. Series A4 (a)(d)(e)	9,636	3,603,671

TOTAL NONCONVERTIBLE PREFERRED STOCKS		5,866,251

TOTAL PREFERRED STOCKS
(Cost $61,067,709)		138,031,089
	Principal Amount	Value

Convertible Bonds - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
Neutron Holdings, Inc.:
4% 5/22/27 (d)(e)	433,800	433,800
4% 6/12/27 (d)(e)	115,200	115,200
		549,000
HEALTH CARE - 0.0%
Pharmaceuticals - 0.0%
Castle Creek Pharmaceutical Holdings, Inc. 0.13% (d)(e)(g)	110,200	110,200
TOTAL CONVERTIBLE BONDS
(Cost $659,200)		659,200

Preferred Securities - 0.0%
INFORMATION TECHNOLOGY - 0.0%
Electronic Equipment & Components - 0.0%
Enevate Corp. 0% 1/29/23 (Cost $613,815)(d)(e)	613,815	613,815
	Shares	Value

Money Market Funds - 1.9%
Fidelity Cash Central Fund 0.08% (h)	53,258,083	53,268,734
Fidelity Securities Lending Cash Central Fund 0.08% (h)(i)	66,333,706	66,340,339
TOTAL MONEY MARKET FUNDS
(Cost $119,609,073)		119,609,073

Equity Funds - 3.7%
Domestic Equity Funds - 3.7%
iShares Russell 1000 Growth Index ETF
(Cost $231,814,631)	833,000	232,456,980
TOTAL INVESTMENT IN SECURITIES - 99.3%
(Cost $3,078,965,109)		6,239,766,497
NET OTHER ASSETS (LIABILITIES) - 0.7%		46,205,886
NET ASSETS - 100%		$6,285,972,383

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $22,450,318 or 0.4% of net assets.

 (d) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $207,862,171 or 3.3% of net assets.

 (e) Level 3 security

 (f) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (g) Security is perpetual in nature with no stated maturity date.

 (h) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (i) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
AgBiome LLC Series C	6/29/18	$1,687,925
Ant International Co. Ltd. Class C	5/16/18	$5,978,358
AppNexus, Inc. Series E (Escrow)	8/1/14	$0
Atom Tickets LLC	8/15/17	$1,999,998
BARK, Inc.	12/17/20	$2,406,170
Beta Technologies, Inc. Series A	4/9/21	$881,658
Blink Health, Inc. Series A1	12/30/20	$170,206
Blink Health, Inc. Series C	11/7/19 - 1/21/21	$1,038,273
Bolt Technology OU Series E	1/3/22	$4,717,904
ByteDance Ltd. Series E1	11/18/20	$4,067,284
Castle Creek Pharmaceutical Holdings, Inc. Series A4	9/29/16	$3,185,523
Castle Creek Pharmaceutical Holdings, Inc. Series B	10/9/18	$440,268
Castle Creek Pharmaceutical Holdings, Inc. 0.13%	6/28/21	$110,200
Cibus Corp. Series C	2/16/18	$1,525,763
Cibus Corp. Series D	5/10/19	$498,300
Cibus Corp. Series E	6/23/21	$442,584
Databricks, Inc. Series G	2/1/21	$3,068,465
Dataminr, Inc. Series D	3/6/15	$1,477,738
Delhivery Private Ltd.	5/20/21	$1,438,501
Delphix Corp. Series D	7/10/15	$2,185,884
Diamond Foundry, Inc. Series C	3/15/21	$3,000,000
Endeavor Group Holdings, Inc. Class A	3/29/21	$2,220,864
Enevate Corp. Series E	1/29/21	$1,598,398
Enevate Corp. 0% 1/29/23	1/29/21	$613,815
Epic Games, Inc.	7/30/20	$618,700
Fanatics, Inc. Class A	8/13/20	$2,754,038
FSN E-Commerce Ventures Private Ltd.	10/7/20 - 10/26/20	$2,246,418
GoBrands, Inc. Series G	3/2/21	$4,894,459
Instacart, Inc. Series H	11/13/20	$1,866,300
Instacart, Inc. Series I	2/26/21	$1,745,000
Jet.Com, Inc. Series B1 (Escrow)	3/19/18	$0
JUUL Labs, Inc. Class B	11/21/17	$0
JUUL Labs, Inc. Series C	5/22/15 - 7/6/18	$0
JUUL Labs, Inc. Series D	6/25/18 - 7/6/18	$0
Malwarebytes Corp. Series B	12/21/15	$3,416,996
MOD Super Fast Pizza Holdings LLC Series 3	11/3/16	$3,084,966
MOD Super Fast Pizza Holdings LLC Series 4	12/14/17	$287,556
MOD Super Fast Pizza Holdings LLC Series 5	5/15/19	$1,176,218
MultiPlan Corp. warrants	10/8/20	$0
Neutron Holdings, Inc.	2/4/21	$6,918
Neutron Holdings, Inc. Series 1C	7/3/18	$2,268,276
Neutron Holdings, Inc. 4% 5/22/27	6/4/20	$433,800
Neutron Holdings, Inc. 4% 6/12/27	6/12/20	$115,200
Nuvia, Inc. Series B	3/16/21	$148,486
Rad Power Bikes, Inc.	1/21/21	$531,635
Rad Power Bikes, Inc. Series A	1/21/21	$69,309
Rad Power Bikes, Inc. Series C	1/21/21	$272,725
Reddit, Inc. Series B	7/26/17	$1,835,324
Reddit, Inc. Series E	5/18/21	$212,583
Sonder Holdings, Inc.	4/29/21	$698,330
Space Exploration Technologies Corp. Class A	4/6/17 - 9/11/17	$2,534,625
Space Exploration Technologies Corp. Class C	9/11/17	$92,610
Space Exploration Technologies Corp. Series G	1/20/15	$3,303,669
Space Exploration Technologies Corp. Series H	8/4/17	$856,980
Space Exploration Technologies Corp. Series N	8/4/20	$3,455,730
Starry, Inc. Series C	12/8/17	$1,362,257
Starry, Inc. Series D	7/30/20	$576,191
Stripe, Inc. Class B	5/18/21	$798,555
Stripe, Inc. Series H	3/15/21	$349,088
Tanium, Inc. Class B	4/21/17	$749,609
Tory Burch LLC	5/14/15	$7,600,030
Waymo LLC Series A2	5/8/20	$1,305,181
WeWork, Inc.	3/25/21	$4,416,350
Xsight Labs Ltd. Series D	2/16/21	$1,123,438
Zomato Ltd.	12/9/20 - 2/10/21	$2,199,578

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.08%	$52,071,809	$768,745,655	$767,548,730	$11,239	$--	$--	$53,268,734	0.1%
Fidelity Securities Lending Cash Central Fund 0.08%	80,352,964	486,219,483	500,232,108	322,274	--	--	66,340,339	0.2%
Total	$132,424,773	$1,254,965,138	$1,267,780,838	$333,513	$--	$--	$119,609,073

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$812,394,426	$797,832,559	$6,263,806	$8,298,061
Consumer Discretionary	1,736,964,816	1,597,759,678	99,663,680	39,541,458
Consumer Staples	62,197,298	30,419,327	--	31,777,971
Energy	134,709,613	93,759,603	40,950,010	--
Financials	70,245,759	63,886,454	3,567,275	2,792,030
Health Care	363,513,433	356,452,215	841,337	6,219,881
Industrials	340,013,688	281,374,861	7,683,142	50,955,685
Information Technology	2,308,168,910	2,270,839,346	3,270,169	34,059,395
Materials	51,845,726	46,169,049	2,240,427	3,436,250
Real Estate	6,373,760	6,373,760	--	--
Corporate Bonds	659,200	--	--	659,200
Preferred Securities	613,815	--	--	613,815
Money Market Funds	119,609,073	119,609,073	--	--
Equity Funds	232,456,980	232,456,980	--	--
Total Investments in Securities:	$6,239,766,497	$5,896,932,905	$164,479,846	$178,353,746

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

Investments in Securities:
Equities - Consumer Discretionary
Beginning Balance	$65,667,117
Net Realized Gain (Loss) on Investment Securities	--
Net Unrealized Gain (Loss) on Investment Securities	(1,981,710)
Cost of Purchases	14,610
Proceeds of Sales	--
Amortization/Accretion	--
Transfers into Level 3	--
Transfers out of Level 3	(24,158,559)
Ending Balance	$39,541,458
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2022	$(1,981,710)
Other Investments in Securities
Beginning Balance	$135,750,681
Net Realized Gain (Loss) on Investment Securities	--
Net Unrealized Gain (Loss) on Investment Securities	11,583,129
Cost of Purchases	4,867,575
Proceeds of Sales	--
Amortization/Accretion	--
Transfers into Level 3	12,860
Transfers out of Level 3	(13,401,957)
Ending Balance	$138,812,288
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2022	$11,583,129

The information used in the above reconciliations represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Cost of purchases and proceeds of sales may include securities received and/or delivered through in-kind transactions. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliations are included in Net Gain (Loss) on the Fund's Statement of Operations.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		January 31, 2022 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $68,687,189) — See accompanying schedule: Unaffiliated issuers (cost $2,959,356,036)	$6,120,157,424
Fidelity Central Funds (cost $119,609,073)	119,609,073
Total Investment in Securities (cost $3,078,965,109)		$6,239,766,497
Restricted cash		822,425
Foreign currency held at value (cost $1,915)		1,917
Receivable for investments sold		16,947,813
Receivable for fund shares sold		358,952,173
Dividends receivable		886,681
Interest receivable		36,544
Distributions receivable from Fidelity Central Funds		71,328
Other receivables		4,023
Total assets		6,617,489,401
Liabilities
Payable to custodian bank	$142,496
Payable for investments purchased	260,923,665
Payable for fund shares redeemed	49,691
Other payables and accrued expenses	4,072,266
Collateral on securities loaned	66,328,900
Total liabilities		331,517,018
Net Assets		$6,285,972,383
Net Assets consist of:
Paid in capital		$3,000,387,763
Total accumulated earnings (loss)		3,285,584,620
Net Assets		$6,285,972,383
Net Asset Value, offering price and redemption price per share ($6,285,972,383 ÷ 430,585,842 shares)		$14.60

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended January 31, 2022 (Unaudited)
Investment Income
Dividends		$10,866,469
Interest		11,156
Income from Fidelity Central Funds (including $322,274 from security lending)		333,513
Total income		11,211,138
Expenses
Custodian fees and expenses	$89,632
Independent trustees' fees and expenses	11,139
Interest	5,680
Total expenses		106,451
Net investment income (loss)		11,104,687
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $30)	355,449,407
Foreign currency transactions	32,565
Futures contracts	(1,662,004)
Total net realized gain (loss)		353,819,968
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers (net of increase in deferred foreign taxes of $1,849,632)	(665,824,769)
Unfunded commitments	1,748,337
Assets and liabilities in foreign currencies	(1,044)
Total change in net unrealized appreciation (depreciation)		(664,077,476)
Net gain (loss)		(310,257,508)
Net increase (decrease) in net assets resulting from operations		$(299,152,821)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended January 31, 2022 (Unaudited)	Year ended July 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$11,104,687	$18,831,626
Net realized gain (loss)	353,819,968	1,843,296,270
Change in net unrealized appreciation (depreciation)	(664,077,476)	445,634,791
Net increase (decrease) in net assets resulting from operations	(299,152,821)	2,307,762,687
Distributions to shareholders	(1,312,935,433)	(1,909,413,522)
Share transactions
Proceeds from sales of shares	1,199,678,081	1,010,876,682
Reinvestment of distributions	1,312,935,433	1,909,413,522
Cost of shares redeemed	(894,428,007)	(2,828,198,616)
Net increase (decrease) in net assets resulting from share transactions	1,618,185,507	92,091,588
Total increase (decrease) in net assets	6,097,253	490,440,753
Net Assets
Beginning of period	6,279,875,130	5,789,434,377
End of period	$6,285,972,383	$6,279,875,130
Other Information
Shares
Sold	77,706,264	56,402,633
Issued in reinvestment of distributions	78,714,050	119,502,616
Redeemed	(50,570,002)	(151,964,287)
Net increase (decrease)	105,850,312	23,940,962

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Series Blue Chip Growth Fund

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$19.34	$19.25	$15.57	$15.90	$14.07	$11.47
Income from Investment Operations
Net investment income (loss)A,B	.03	.06	.09	.10	.12C	.03
Net realized and unrealized gain (loss)	(.71)	6.76	5.30	1.58	3.28	2.74
Total from investment operations	(.68)	6.82	5.39	1.68	3.40	2.77
Distributions from net investment income	(.05)	(.10)	(.11)	(.12)	(.07)	(.03)
Distributions from net realized gain	(4.00)	(6.63)	(1.60)	(1.89)	(1.50)	(.14)
Total distributions	(4.06)D	(6.73)	(1.71)	(2.01)	(1.57)	(.17)
Net asset value, end of period	$14.60	$19.34	$19.25	$15.57	$15.90	$14.07
Total ReturnE,F	(5.56)%	46.98%	39.00%	11.85%	26.54%	24.50%
Ratios to Average Net AssetsB,G,H
Expenses before reductions	- %I,J	- %J	- %J	- %J	- %J	.59%
Expenses net of fee waivers, if any	- %I,J	- %J	- %J	- %J	- %J	.59%
Expenses net of all reductions	- %I,J	- %J	- %J	- %J	- %J	.59%
Net investment income (loss)	.35%I	.31%	.59%	.71%	.81%C	.26%
Supplemental Data
Net assets, end of period (000 omitted)	$6,285,972	$6,279,875	$5,789,434	$5,846,965	$6,005,980	$2,208,451
Portfolio turnover rateK	54%I	53%	52%L	53%	41%	47%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.01 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .71%.

 D Total distributions per share do not sum due to rounding.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount represents less than .005%.

 K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 L Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended January 31, 2022

1. Organization.

Fidelity Series Blue Chip Growth Fund (the Fund) is a fund of Fidelity Securities Fund (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered only to certain other Fidelity funds and Fidelity managed 529 plans. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – Unadjusted quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. ETFs are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in Input(a)
Equities	$ 177,080,731	Market comparable	Discount rate	40.0% - 75.0% / 40.3%	Decrease
			Enterprise value/EBITDA multiple (EV/EBITDA)	9.7 – 21.2 / 16.2	Increase
			Enterprise value/Sales multiple (EV/S)	3.0 – 21.0 / 7.3	Increase
			Price/Earnings multiple (P/E)	7.1	Increase
			Enterprise value/Gross profit (EV/GP)	12.5	Increase
			Discount for lack of marketability	10.0% - 15.0% / 12.7%	Decrease
			Premium rate	25.0% - 34.0% / 29.9%	Increase
			Liquidity preference	$194.79 - $218.56 / $206.61	Increase
		Recovery value	Recovery value	0.0% - 0.03% / 0.03%	Increase
		Market approach	Transaction price	$1.10 - $560.00 / $352.30	Increase
			Discount rate	9.2%	Decrease
			Discount for lack of marketability	10.0%	Decrease
			Premium rate	24.8%	Increase
		Discounted cash flow	Weighted average cost of capital (WACC)	45.0%	Decrease
			Growth rate	5.0%	Increase
		Recovery value	Recovery value	0.5% - 1.7% / 1.2%	Increase
			Discount for lack of marketability	5.0%	Decrease
Corporate Bonds	$ 659,200	Market approach	Transaction price	$100.00	Increase
Preferred Securities	$ 613,815	Market approach	Transaction price	$100.00	Increase

 (a) Represents the directional change in the fair value of the Level 3 investments that could have resulted from an increase in the corresponding input as of period end. A decrease to the unobservable input would have had the opposite effect. Significant changes in these inputs may have resulted in a significantly higher or lower fair value measurement at period end.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of January 31, 2022, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), defaulted bonds, partnerships and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$3,359,119,653
Gross unrealized depreciation	(214,140,755)
Net unrealized appreciation (depreciation)	$3,144,978,898
Tax cost	$3,094,787,599

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

Special Purpose Acquisition Companies. Funds may invest in stock, warrants, and other securities of special purpose acquisition companies (SPACs) or similar special purpose entities. A SPAC is a publicly traded company that raises investment capital via an initial public offering (IPO) for the purpose of acquiring the equity securities of one or more existing companies via merger, business combination, acquisition or other similar transactions within a designated time frame.

Private Investment in Public Equity. Funds may acquire equity securities of an issuer through a private investment in a public equity (PIPE) transaction, including through commitments to purchase securities on a when-issued basis. A PIPE typically involves the purchase of securities directly from a publicly traded company in a private placement transaction. Securities purchased through PIPE transactions will be restricted from trading and considered illiquid until a resale registration statement for the shares is filed and declared effective.

At the current and/or prior period end, the Fund had commitments to purchase when-issued securities through PIPE transactions with SPACs. The commitments are contingent upon the SPACs acquiring the securities of target companies. Unrealized appreciation (depreciation) on any commitments outstanding at period end is separately presented in the Statements of Assets and Liabilities as Unrealized appreciation (depreciation) on unfunded commitments, and any change in unrealized appreciation (depreciation) on unfunded commitments during the period is separately presented in the Statement of Operations, as applicable.

Consolidated Subsidiary. The Funds included in the table below hold certain investments through a wholly-owned subsidiary ("Subsidiary"), which may be subject to federal and state taxes upon disposition.

As of period end, investments in Subsidiaries were as follows:

	$ Amount	% of Net Assets
Fidelity Series Blue Chip Growth Fund	15,889,752.25

The financial statements have been consolidated to include the Subsidiary accounts where applicable. Accordingly, all inter-company transactions and balances have been eliminated.

At period end, any estimated tax liability for these investments is presented as "Deferred taxes" in the Statement of Assets and Liabilities and included in "Change in net unrealized appreciation (depreciation) on investment securities" in the Statement of Operations. The tax liability incurred may differ materially depending on conditions when these investments are disposed. Any cash held by a Subsidiary is restricted as to its use and is presented as "Restricted cash" in the Statement of Assets and Liabilities, if applicable.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared OTC swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Series Blue Chip Growth Fund	1,845,357,637	1,682,933,300

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund does not pay a management fee. Under the management contract, the investment adviser or an affiliate pays all ordinary operating expenses of the Fund, except custody fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Series Blue Chip Growth Fund	$32,460

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity Series Blue Chip Growth Fund	Borrower	$44,041,400.31%		$5,680

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Series Blue Chip Growth Fund	191,576,986	118,067,836	21,366,840

Other. During the period, the investment adviser reimbursed the Fund for certain losses as follows:

Amount ($)
Fidelity Series Blue Chip Growth Fund	12,972

7. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.

8. Security Lending.

Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Series Blue Chip Growth Fund	$33,967	$7,639	$–

9. Other.

A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds and accounts managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.

10. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2021 to January 31, 2022).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value August 1, 2021	Ending Account Value January 31, 2022	Expenses Paid During Period-B August 1, 2021 to January 31, 2022
Fidelity Series Blue Chip Growth Fund	- %-C
Actual		$1,000.00	$944.40	$--D
Hypothetical-E		$1,000.00	$1,025.21	$--D

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C Amount represents less than .005%.

 D Amount represents less than $.005.

 E 5% return per year before expenses

XS1-SANN-0422
1.967988.108

Fidelity® Series Real Estate Income Fund

Semi-Annual Report

January 31, 2022

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2022 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of COVID-19 emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and corporate earnings. On March 11, 2020, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread. The pandemic prompted a number of measures to limit the spread of COVID-19, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. To help stem the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

In general, the overall impact of the pandemic lessened in 2021, amid a resilient economy and widespread distribution of three COVID-19 vaccines granted emergency use authorization from the U.S. Food and Drug Administration (FDA) early in the year. Still, the situation remains dynamic, and the extent and duration of its influence on financial markets and the economy is highly uncertain, due in part to a recent spike in cases based on highly contagious variants of the coronavirus.

Extreme events such as the COVID-19 crisis are exogenous shocks that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets. Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we continue to take extra steps to be responsive to customer needs. We encourage you to visit us online, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Top Five Stocks as of January 31, 2022

% of fund's net assets
Equity Lifestyle Properties, Inc.	1.5
Annaly Capital Management, Inc. Series F, 6.95%	1.3
Two Harbors Investment Corp. Series B, 7.625%	1.3
Chimera Investment Corp. Series B, 8.00%	1.2
American Tower Corp.	1.2
6.5

Top 5 Bonds as of January 31, 2022

% of fund's net assets
Redwood Trust, Inc. 5.625% 7/15/24	1.2
RWT Holdings, Inc. 5.75% 10/1/25	1.2
Mhp 2022-Mhil Mezz U.S. Secured Overnight Fin. Rate (SOFR) Indx + 5.000% 5.053% 1/9/24	0.8
iStar Financial, Inc. 4.75% 10/1/24	0.7
Sabra Health Care LP 5.125% 8/15/26	0.7
4.6

Top Five REIT Sectors as of January 31, 2022

% of fund's net assets
REITs - Mortgage	27.3
REITs - Diversified	13.4
REITs - Health Care	4.6
REITs - Management/Investment	4.6
REITs - Hotels	2.9

Asset Allocation (% of fund's net assets)

As of January 31, 2022*
Stocks	45.6%
Bonds	39.9%
Convertible Securities	8.0%
Other Investments	4.6%
Short-Term Investments and Net Other Assets (Liabilities)	1.9%

 * Foreign investments - 1.5%

Schedule of Investments January 31, 2022 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 13.1%
	Shares	Value
FINANCIALS - 1.3%
Mortgage Real Estate Investment Trusts - 1.3%
BrightSpire Capital, Inc.	25,140	$236,065
Chimera Investment Corp.	54,700	793,150
Great Ajax Corp.	281,246	3,667,448
MFA Financial, Inc.	1,458,700	6,753,781
New Residential Investment Corp.	119,400	1,271,610
		12,722,054
INFORMATION TECHNOLOGY - 0.1%
IT Services - 0.1%
Cyxtera Technologies, Inc. Class A (a)	45,200	541,044
REAL ESTATE - 11.7%
Equity Real Estate Investment Trusts (REITs) - 11.7%
Acadia Realty Trust (SBI)	31,100	615,469
American Homes 4 Rent Class A	58,900	2,304,757
American Tower Corp.	47,000	11,820,500
Apartment Income (REIT) Corp.	18,224	962,592
AvalonBay Communities, Inc.	10,300	2,515,569
Crown Castle International Corp.	37,100	6,771,121
CubeSmart	22,500	1,141,650
Digital Realty Trust, Inc.	4,000	596,920
Digitalbridge Group, Inc. (a)	34,699	253,303
Douglas Emmett, Inc.	34,300	1,070,846
Easterly Government Properties, Inc.	92,100	1,931,337
Equinix, Inc.	7,000	5,074,300
Equity Lifestyle Properties, Inc.	193,200	15,125,599
Essex Property Trust, Inc.	9,300	3,092,250
Extra Space Storage, Inc.	6,400	1,268,416
Farmland Partners, Inc.	178,015	2,027,591
Gaming & Leisure Properties	81,904	3,700,423
Healthcare Trust of America, Inc.	5,950	193,673
Invitation Homes, Inc.	22,200	931,956
iStar Financial, Inc.	350,887	7,533,544
Lamar Advertising Co. Class A	18,500	2,049,060
Life Storage, Inc.	800	107,960
LXP Industrial Trust (REIT)	603,422	8,984,954
Mid-America Apartment Communities, Inc.	17,314	3,578,458
Monmouth Real Estate Investment Corp. Class A	183,495	3,851,560
National Retail Properties, Inc.	17,400	772,212
NexPoint Residential Trust, Inc.	2,200	174,460
Postal Realty Trust, Inc.	56,400	1,008,432
Public Storage	6,300	2,258,739
Retail Value, Inc.	24,066	75,808
Sabra Health Care REIT, Inc.	142,800	1,943,508
SITE Centers Corp.	146,700	2,172,627
Spirit Realty Capital, Inc.	56,000	2,657,760
Terreno Realty Corp.	28,480	2,129,450
UMH Properties, Inc.	33,500	790,600
Ventas, Inc.	92,955	4,928,474
VICI Properties, Inc.	75,400	2,157,948
Washington REIT (SBI)	76,300	1,878,506
Welltower, Inc.	42,800	3,707,764
Weyerhaeuser Co.	13,700	553,891
		114,713,987
Real Estate Management & Development - 0.0%
Cushman & Wakefield PLC (a)	900	18,891

TOTAL REAL ESTATE		114,732,878

TOTAL COMMON STOCKS
(Cost $86,755,156)		127,995,976

Preferred Stocks - 34.1%
Convertible Preferred Stocks - 1.6%
FINANCIALS - 1.0%
Mortgage Real Estate Investment Trusts - 1.0%
Great Ajax Corp. 7.25%	310,550	7,946,975
Ready Capital Corp. 7.00%	73,475	1,928,719
		9,875,694
REAL ESTATE - 0.6%
Equity Real Estate Investment Trusts (REITs) - 0.6%
Braemar Hotels & Resorts, Inc. 5.50%	18,883	365,386
LXP Industrial Trust (REIT) Series C, 6.50%	71,519	4,031,874
RLJ Lodging Trust Series A, 1.95%	38,950	1,086,705
Wheeler REIT, Inc. 8.75% (a)	1,972	25,439
		5,509,404

TOTAL CONVERTIBLE PREFERRED STOCKS		15,385,098

Nonconvertible Preferred Stocks - 32.5%
ENERGY - 0.8%
Oil, Gas & Consumable Fuels - 0.8%
DCP Midstream Partners LP:
7.95% (b)	36,975	911,804
Series B, 7.875% (b)	34,150	835,992
Enbridge, Inc.:
Series 1, 5 year U.S. Treasury Index + 3.140% 5.949% (b)(c)	99,425	2,382,223
Series L, 5 year U.S. Treasury Index + 3.150% 4.959% (b)(c)	19,600	446,684
Energy Transfer LP 7.60% (b)	100,525	2,503,073
Global Partners LP:
9.75% (b)	1,825	47,815
Series B, 9.50%	12,200	322,768
		7,450,359
FINANCIALS - 20.9%
Mortgage Real Estate Investment Trusts - 20.9%
Acres Commercial Realty Corp. 8.625% (b)	16,193	406,444
AG Mortgage Investment Trust, Inc.:
8.00%	131,577	3,197,321
8.25%	1,725	43,142
Series C, 8.00% (b)	103,493	2,527,578
AGNC Investment Corp.:
6.125% (b)	144,800	3,551,944
6.875% (b)	130,650	3,253,185
Series C, 7.00% (b)	319,899	8,039,062
Series E, 6.50% (b)	380,250	9,536,670
Annaly Capital Management, Inc.:
6.75% (b)	163,400	4,174,870
Series F, 6.95% (b)	515,600	12,817,816
Series G, 6.50% (b)	235,110	5,835,430
Arbor Realty Trust, Inc.:
Series D, 6.375%	13,800	341,964
Series F, 6.25% (a)(b)	20,000	486,000
Arlington Asset Investment Corp. 8.25% (b)	22,175	549,940
Armour Residential REIT, Inc. Series C 7.00%	16,500	416,130
Cherry Hill Mortgage Investment Corp.:
8.25% (b)	56,575	1,428,519
Series A, 8.20%	64,250	1,640,090
Chimera Investment Corp.:
8.00% (b)	230,700	5,779,035
Series A, 8.00%	38,500	974,050
Series B, 8.00% (b)	472,958	11,975,297
Series C, 7.75% (b)	333,766	8,337,475
Dynex Capital, Inc. Series C 6.90% (b)	173,400	4,376,616
Ellington Financial LLC 6.75% (b)	153,222	3,845,872
Franklin BSP Realty Trust, Inc. 7.50%	132,416	3,307,752
Invesco Mortgage Capital, Inc.:
7.50% (b)	485,181	11,683,158
Series B, 7.75% (b)	301,379	7,320,496
KKR Real Estate Finance Trust, Inc. 6.50%	38,700	978,336
MFA Financial, Inc.:
6.50% (b)	415,300	9,589,277
Series B, 7.50%	195,649	4,918,616
New Residential Investment Corp.:
7.125% (b)	427,786	10,506,424
Series A, 7.50% (b)	415,696	10,442,284
Series C, 6.375% (b)	129,446	2,912,535
Series D, 7.00% (b)	82,900	2,065,868
New York Mortgage Trust, Inc. Series D, 8.00% (b)	68,736	1,723,899
PennyMac Mortgage Investment Trust:
6.75%	38,700	965,952
8.125% (b)	106,075	2,785,530
Series B, 8.00% (b)	276,005	7,178,890
Ready Capital Corp.:
5.75%	120,000	3,060,000
6.50%	5,600	135,128
Series C, 6.20%	136,450	3,493,120
Two Harbors Investment Corp.:
Series A, 8.125% (b)	292,032	7,619,115
Series B, 7.625% (b)	503,172	12,443,444
Series C, 7.25% (b)	312,649	7,697,418
		204,361,692
Real Estate Management & Development - 0.0%
Brookfield Properties Corp. Series EE, 5.10% (b)	7,675	147,444
TOTAL FINANCIALS		204,509,136
REAL ESTATE - 10.8%
Equity Real Estate Investment Trusts (REITs) - 10.8%
Agree Realty Corp. 4.375%	38,700	895,905
American Finance Trust, Inc.:
7.50%	193,698	5,225,972
Series C 7.375%	205,000	5,473,500
American Homes 4 Rent:
6.25%	18,925	505,403
Series F, 5.875%	47,683	1,207,334
Series G, 5.875%	37,050	935,513
Armada Hoffler Properties, Inc. 6.75%	33,250	875,473
Ashford Hospitality Trust, Inc.:
Series D, 8.45%	50,274	1,229,601
Series F, 7.375%	66,735	1,498,201
Series G, 7.375%	34,229	760,568
Series H, 7.50%	35,575	795,101
Series I, 7.50%	58,911	1,369,092
Bluerock Residential Growth (REIT), Inc.:
Series C, 7.625%	44,175	1,122,929
Series D, 7.125%	31,900	806,432
Braemar Hotels & Resorts, Inc. Series D, 8.25%	35,150	900,016
Cedar Realty Trust, Inc.:
Series B, 7.25%	40,856	1,038,555
Series C, 6.50%	53,500	1,342,850
Centerspace Series C, 6.625%	57,700	1,508,855
City Office REIT, Inc. Series A, 6.625%	27,525	691,703
CTO Realty Growth, Inc. 6.375%	20,000	517,000
DiamondRock Hospitality Co. 8.25%	34,900	957,656
Digitalbridge Group, Inc.:
Series H, 7.125%	247,310	6,217,373
Series I, 7.15%	285,785	7,247,508
Series J, 7.15%	345,049	8,764,245
Gladstone Commercial Corp.:
6.625%	41,125	1,085,700
Series G, 6.00%	81,700	2,123,383
Gladstone Land Corp. Series D, 5.00%	60,000	1,538,400
Global Medical REIT, Inc. Series A, 7.50%	27,461	710,416
Global Net Lease, Inc.:
Series A, 7.25%	129,625	3,350,806
Series B 6.875%	47,200	1,243,248
Healthcare Trust, Inc.:
7.125%	48,000	1,209,600
Series A 7.375%	33,000	828,927
Hersha Hospitality Trust:
Series C, 6.875%	550	12,788
Series D, 6.50%	42,250	966,680
Hudson Pacific Properties, Inc. Series C, 4.75% (a)	40,000	1,009,600
iStar Financial, Inc.:
Series D, 8.00%	76,856	1,981,348
Series G, 7.65%	145,100	3,700,050
Series I, 7.50%	303,323	7,701,371
Monmouth Real Estate Investment Corp. Series C, 6.125%	99,636	2,508,834
National Storage Affiliates Trust Series A, 6.00%	12,325	318,601
Pebblebrook Hotel Trust:
6.30%	53,702	1,278,645
6.375%	2,800	70,028
6.375%	55,192	1,311,362
Series H, 5.70%	104,200	2,448,690
Pennsylvania (REIT):
Series B, 7.375% (a)	56,533	317,150
Series C, 7.20% (a)	9,575	56,157
Series D, 6.875% (a)	27,400	137,822
Plymouth Industrial REIT, Inc. Series A, 7.50%	30,350	796,688
Prologis (REIT), Inc. Series Q, 8.54%	16,850	1,079,411
Rexford Industrial Realty, Inc.:
Series B, 5.875%	50,000	1,280,500
Series C, 5.625%	11,775	301,911
Saul Centers, Inc.:
Series D, 6.125%	15,958	406,291
Series E, 6.00%	13,475	353,045
Seritage Growth Properties Series A, 7.00%	1,050	22,617
SITE Centers Corp. 6.375%	15,100	380,369
Sotherly Hotels, Inc.:
Series B, 8.00% (a)	12,750	232,688
Series C, 7.875% (a)	19,300	359,945
Spirit Realty Capital, Inc. Series A, 6.00%	16,575	421,337
Summit Hotel Properties, Inc.:
Series E, 6.25%	53,934	1,294,416
Series F, 5.875%	61,000	1,500,600
Sunstone Hotel Investors, Inc.:
Series H, 6.125%	20,000	509,584
Series I, 5.70%	38,700	934,605
UMH Properties, Inc.:
Series C, 6.75%	85,195	2,175,880
Series D, 6.375%	63,875	1,642,865
Urstadt Biddle Properties, Inc.:
Series H, 6.25%	51,175	1,286,028
Series K 5.875%	28,775	742,395
Vornado Realty Trust:
Series N, 5.25%	11,092	284,621
Series O, 4.45%	55,300	1,265,264
		105,067,451
Real Estate Management & Development - 0.0%
Brookfield Property Partners LP:
5.75%	7,000	159,250
6.50%	5,875	143,938
		303,188
TOTAL REAL ESTATE		105,370,639

TOTAL NONCONVERTIBLE PREFERRED STOCKS		317,330,134

TOTAL PREFERRED STOCKS
(Cost $306,065,623)		332,715,232
	Principal Amount	Value

Corporate Bonds - 21.0%
Convertible Bonds - 6.4%
FINANCIALS - 5.8%
Mortgage Real Estate Investment Trusts - 5.8%
Arbor Realty Trust, Inc. 4.75% 11/1/22	3,824,000	4,082,081
Granite Point Mortgage Trust, Inc.:
5.625% 12/1/22 (d)	2,696,000	2,684,774
6.375% 10/1/23	1,901,000	1,920,113
KKR Real Estate Finance Trust, Inc. 6.125% 5/15/23	4,821,000	5,124,147
MFA Financial, Inc. 6.25% 6/15/24	4,363,000	4,492,676
PennyMac Corp.:
5.5% 11/1/24	6,966,000	7,035,660
5.5% 3/15/26 (d)	250,000	246,420
Redwood Trust, Inc.:
4.75% 8/15/23	3,455,000	3,498,188
5.625% 7/15/24	12,110,000	12,215,963
RWT Holdings, Inc. 5.75% 10/1/25	11,771,000	11,909,453
Two Harbors Investment Corp. 6.25% 1/15/26	3,400,000	3,428,702
		56,638,177
REAL ESTATE - 0.6%
Equity Real Estate Investment Trusts (REITs) - 0.6%
CBL & Associates HoldCo II LLC 7% 11/15/28	915,201	1,778,312
Digitalbridge Group, Inc. 5% 4/15/23	3,687,000	3,753,184
		5,531,496

TOTAL CONVERTIBLE BONDS		62,169,673

Nonconvertible Bonds - 14.6%
COMMUNICATION SERVICES - 0.5%
Media - 0.5%
Clear Channel Outdoor Holdings, Inc.:
7.5% 6/1/29 (d)	1,275,000	1,321,219
7.75% 4/15/28 (d)	4,000,000	4,150,000
		5,471,219
CONSUMER DISCRETIONARY - 2.2%
Hotels, Restaurants & Leisure - 0.5%
Hilton Grand Vacations Borrower Escrow LLC 4.875% 7/1/31 (d)	1,000,000	967,820
Marriott Ownership Resorts, Inc. 4.5% 6/15/29 (d)	2,180,000	2,138,667
Times Square Hotel Trust 8.528% 8/1/26 (d)(e)	1,355,974	1,428,452
		4,534,939
Household Durables - 1.7%
Adams Homes, Inc. 7.5% 2/15/25 (d)	1,550,000	1,596,500
Ashton Woods U.S.A. LLC/Ashton Woods Finance Co.:
4.625% 8/1/29 (d)	605,000	595,925
4.625% 4/1/30 (d)	1,765,000	1,740,449
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp.:
4.875% 2/15/30 (d)	255,000	247,738
6.25% 9/15/27 (d)	1,467,000	1,512,844
Century Communities, Inc.:
3.875% 8/15/29 (d)	1,930,000	1,852,318
6.75% 6/1/27	1,770,000	1,841,707
LGI Homes, Inc. 4% 7/15/29 (d)	2,110,000	1,994,034
M/I Homes, Inc. 3.95% 2/15/30	1,500,000	1,425,000
New Home Co., Inc. 7.25% 10/15/25 (d)	1,495,000	1,513,688
Picasso Finance Sub, Inc. 6.125% 6/15/25 (d)	648,000	671,639
TRI Pointe Homes, Inc. 5.25% 6/1/27	2,042,000	2,105,813
		17,097,655
TOTAL CONSUMER DISCRETIONARY		21,632,594
ENERGY - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
EG Global Finance PLC:
6.75% 2/7/25 (d)	1,250,000	1,245,781
8.5% 10/30/25 (d)	305,000	309,217
Global Partners LP/GLP Finance Corp. 7% 8/1/27	2,045,000	2,111,463
		3,666,461
FINANCIALS - 0.2%
Diversified Financial Services - 0.2%
Brixmor Operating Partnership LP 3.85% 2/1/25	1,753,000	1,833,677
HEALTH CARE - 0.7%
Health Care Providers & Services - 0.7%
Sabra Health Care LP 5.125% 8/15/26	6,615,000	7,155,734
INDUSTRIALS - 0.1%
Trading Companies & Distributors - 0.1%
Williams Scotsman International, Inc. 4.625% 8/15/28 (d)	750,000	756,563
REAL ESTATE - 10.5%
Equity Real Estate Investment Trusts (REITs) - 7.4%
American Finance Trust, Inc./American Finance Operating Partnership LP 4.5% 9/30/28 (d)	2,600,000	2,522,000
American Homes 4 Rent LP 4.25% 2/15/28	2,000,000	2,150,645
CBL & Associates HoldCo II LLC 10% 11/15/29	2,332,700	2,332,700
CBL & Associates LP:
4.6% 10/15/24 (e)(f)	3,930,000	0
5.25% 12/1/23 (e)(f)	3,629,000	0
5.95% 12/15/26 (e)(f)	2,551,000	0
CTR Partnership LP/CareTrust Capital Corp. 3.875% 6/30/28 (d)	2,135,000	2,113,650
Global Net Lease, Inc. / Global Net Lease Operating Partnership LP 3.75% 12/15/27 (d)	925,000	890,085
GLP Capital LP/GLP Financing II, Inc. 5.25% 6/1/25	2,375,000	2,547,473
iStar Financial, Inc.:
4.25% 8/1/25	3,200,000	3,178,194
4.75% 10/1/24	7,120,000	7,209,000
5.5% 2/15/26	3,015,000	3,067,763
MPT Operating Partnership LP/MPT Finance Corp.:
4.625% 8/1/29	1,506,000	1,548,605
5% 10/15/27	4,237,000	4,353,518
Office Properties Income Trust:
4.25% 5/15/24	946,000	977,683
4.5% 2/1/25	3,695,000	3,851,714
Omega Healthcare Investors, Inc.:
4.5% 4/1/27	483,000	522,309
4.75% 1/15/28	1,616,000	1,753,411
4.95% 4/1/24	659,000	696,488
5.25% 1/15/26	22,000	24,043
Realty Income Corp.:
3.1% 12/15/29	1,000,000	1,032,483
4.6% 2/6/24	1,757,000	1,848,152
4.875% 6/1/26	1,593,000	1,764,392
RLJ Lodging Trust LP 4% 9/15/29 (d)	2,245,000	2,115,913
Senior Housing Properties Trust:
4.75% 5/1/24	6,480,000	6,480,000
4.75% 2/15/28	5,067,000	4,758,572
9.75% 6/15/25	2,000,000	2,121,440
Service Properties Trust:
4.65% 3/15/24	1,556,000	1,513,210
5% 8/15/22	859,000	855,753
7.5% 9/15/25	1,480,000	1,559,668
Uniti Group LP / Uniti Group Finance, Inc. 6.5% 2/15/29 (d)	4,000,000	3,783,960
Uniti Group, Inc.:
6% 1/15/30 (d)	1,040,000	951,600
7.875% 2/15/25 (d)	1,000,000	1,041,500
VICI Properties, Inc. 4.625% 12/1/29 (d)	1,095,000	1,127,051
WP Carey, Inc.:
4% 2/1/25	422,000	443,685
4.25% 10/1/26	459,000	495,494
XHR LP 6.375% 8/15/25 (d)	750,000	775,313
		72,407,467
Real Estate Management & Development - 3.1%
DTZ U.S. Borrower LLC 6.75% 5/15/28 (d)	875,000	924,228
Five Point Operation Co. LP 7.875% 11/15/25 (d)	3,734,000	3,850,688
Forestar Group, Inc. 3.85% 5/15/26 (d)	1,000,000	980,000
Greystar Real Estate Partners 5.75% 12/1/25 (d)	3,430,000	3,486,904
Howard Hughes Corp.:
4.125% 2/1/29 (d)	3,000,000	2,883,690
4.375% 2/1/31 (d)	1,180,000	1,122,475
5.375% 8/1/28 (d)	1,345,000	1,370,104
Kennedy-Wilson, Inc.:
4.75% 3/1/29	4,590,000	4,558,604
4.75% 2/1/30	3,590,000	3,527,175
Mattamy Group Corp. 5.25% 12/15/27 (d)	2,855,000	2,905,334
Mid-America Apartments LP 3.75% 6/15/24	356,000	371,035
Realogy Group LLC/Realogy Co-Issuer Corp. 5.75% 1/15/29 (d)	2,500,000	2,455,750
Taylor Morrison Communities, Inc./Monarch Communities, Inc.:
5.875% 6/15/27 (d)	202,000	216,645
6.625% 7/15/27 (d)	1,427,000	1,484,080
		30,136,712
TOTAL REAL ESTATE		102,544,179

TOTAL NONCONVERTIBLE BONDS		143,060,427

TOTAL CORPORATE BONDS
(Cost $188,835,948)		205,230,100

Asset-Backed Securities - 2.8%
American Homes 4 Rent:
Series 2014-SFR3 Class E, 6.418% 12/17/36 (d)	1,841,000	1,973,004
Series 2015-SFR2:
Class E, 6.07% 10/17/52 (d)	1,624,000	1,751,665
Class XS, 0% 10/17/52 (b)(d)(e)(g)	902,926	9
Conseco Finance Securitizations Corp.:
Series 2002-1 Class M2, 9.546% 12/1/33	1,216,000	1,280,844
Series 2002-2 Class M2, 9.163% 3/1/33	1,524,737	1,422,649
Diamond Infrastructure Funding LLC Series 2021-1A Class C, 3.475% 4/15/49 (d)	1,005,000	985,077
DigitalBridge Issuer, LLC / DigitalBridge Co.-Issuer, LLC Series 2021-1A Class A2, 3.933% 9/25/51 (d)	1,000,000	998,202
FirstKey Homes Trust:
Series 2021-SFR1 Class F1, 3.238% 8/17/38 (d)	1,250,000	1,209,679
Series 2021-SFR2 Class F1, 2.908% 9/17/38 (d)	500,000	478,445
FRTKL Series 2021-SFR1:
Class F, 3.171% 9/17/38 (d)	500,000	481,091
Class G, 4.105% 9/17/38 (d)	500,000	483,271
GPMT Ltd. Series 2019-FL2 Class D, 1 month U.S. LIBOR + 2.950% 3.0593% 2/22/36 (b)(c)(d)	358,000	357,895
Green Tree Financial Corp.:
Series 1996-4 Class M1, 7.75% 6/15/27 (b)	3,785	3,885
Series 1997-3 Class M1, 7.53% 3/15/28	32,728	32,855
Home Partners of America Trust:
Series 2021-1 Class F, 3.325% 9/17/41 (d)	474,316	455,572
Series 2021-2 Class G, 4.505% 12/17/26 (d)	997,711	984,351
Series 2021-3 Class F, 4.242% 1/17/41 (d)	1,442,000	1,422,059
Lehman ABS Manufactured Housing Contract Trust Series 2001-B Class M2, 7.17% 4/15/40	1,770,973	1,323,647
Progress Residential Trust:
Series 2019-SFR3 Class F, 3.867% 9/17/36 (d)	1,000,000	998,250
Series 2019-SFR4 Class F, 3.684% 10/17/36 (d)	1,000,000	998,250
Series 2020-SFR1 Class H, 5.268% 4/17/37 (d)	588,000	592,530
Series 2021-SFR2 Class H, 4.998% 4/19/38 (d)	1,533,000	1,504,601
Series 2021-SFR6:
Class F, 3.422% 7/17/38 (d)	1,449,000	1,396,943
Class G, 4.003% 7/17/38 (d)	749,000	721,983
Series 2021-SFR8:
Class F, 3.181% 10/17/38 (d)	934,000	898,314
Class G, 4.005% 10/17/38 (d)	2,351,000	2,296,323
Tricon American Homes Series 2017-SFR2 Class F, 5.104% 1/17/36 (d)	628,000	635,287
VB-S1 Issuer LLC Series 2018-1A Class F, 5.25% 2/15/48 (d)	2,044,000	2,043,455
TOTAL ASSET-BACKED SECURITIES
(Cost $28,256,566)		27,730,136

Commercial Mortgage Securities - 22.5%
ALEN Mortgage Trust floater Series 2021-ACEN Class F, 1 month U.S. LIBOR + 5.000% 5.106% 4/15/34 (b)(c)(d)	616,000	608,283
Ashford Hospitality Trust floater Series 2018-ASHF Class E, 1 month U.S. LIBOR + 3.100% 3.206% 4/15/35 (b)(c)(d)	905,000	878,342
BAMLL Commercial Mortgage Securities Trust floater Series 2021-JACX Class E, 1 month U.S. LIBOR + 3.750% 3.856% 9/15/38 (b)(c)(d)	1,000,000	997,920
BANK:
Series 2017-BNK4 Class D, 3.357% 5/15/50 (d)	625,000	577,275
Series 2017-BNK8 Class E, 2.8% 11/15/50 (d)	1,848,000	1,304,326
Series 2018-BN12 Class D, 3% 5/15/61 (d)	318,000	267,747
BCP Trust floater Series 2021-330N Class F, 1 month U.S. LIBOR + 4.630% 4.74% 6/15/38 (b)(c)(d)	1,000,000	986,271
Benchmark Mortgage Trust:
sequential payer Series 2019-B14:
Class 225D, 3.2943% 12/15/62 (b)(d)	573,000	531,241
Class 225E, 3.2943% 12/15/62 (b)(d)	859,000	756,285
Series 2020-B18 Class AGNG, 4.3885% 7/15/53 (b)(d)	2,058,000	1,979,495
BHP Trust floater Series 2019-BXHP Class F, 1 month U.S. LIBOR + 2.930% 3.044% 8/15/36 (b)(c)(d)	1,050,000	1,038,381
BLOX Trust floater Series 2021-BLOX Class E, 1 month U.S. LIBOR + 2.500% 2.606% 9/15/26 (b)(c)(d)	500,000	498,679
BPR Trust floater Series 2021-TY:
Class E, 1 month U.S. LIBOR + 3.600% 3.706% 9/15/38 (b)(c)(d)	500,000	499,048
Class F, 1 month U.S. LIBOR + 4.200% 4.306% 9/15/38 (b)(c)(d)	294,000	293,263
BSREP Commercial Mortgage Trust floater Series 2021-DC:
Class F, 1 month U.S. LIBOR + 2.850% 2.957% 8/15/38 (b)(c)(d)	250,000	246,880
Class G, 1 month U.S. LIBOR + 3.850% 3.957% 8/15/38 (b)(c)(d)	250,000	246,364
BX Commercial Mortgage Trust:
floater:
Series 2018-BIOA Class F, 1 month U.S. LIBOR + 2.470% 2.5771% 3/15/37 (b)(c)(d)	1,935,791	1,916,356
Series 2020-BXLP Class G, 1 month U.S. LIBOR + 2.500% 2.606% 12/15/36 (b)(c)(d)	811,453	803,315
Series 2021-CIP Class G, 1 month U.S. LIBOR + 3.960% 4.075% 12/15/38 (b)(c)(d)	3,549,000	3,542,246
Series 2021-FOX Class F, 1 month U.S. LIBOR + 4.250% 4.356% 11/15/32 (b)(c)(d)	842,804	842,044
Series 2021-PAC Class G, 1 month U.S. LIBOR + 2.940% 3.0531% 10/15/36 (b)(c)(d)	2,570,000	2,558,530
Series 2021-VINO Class G, 1 month U.S. LIBOR + 3.950% 4.0583% 5/15/38 (b)(c)(d)	3,499,000	3,468,257
Series 2020-VIVA:
Class D, 3.5488% 3/11/44 (b)(d)	1,505,000	1,460,250
Class E, 3.5488% 3/11/44 (b)(d)	2,018,000	1,857,253
BX Trust:
floater:
Series 2018-IND:
Class G, 1 month U.S. LIBOR + 2.050% 2.156% 11/15/35 (b)(c)(d)	1,190,700	1,186,162
Class H, 1 month U.S. LIBOR + 3.000% 3.106% 11/15/35 (b)(c)(d)	1,157,800	1,151,994
Series 2019-ATL Class E, 1 month U.S. LIBOR + 2.230% 2.3426% 10/15/36 (b)(c)(d)	1,000,000	977,432
Series 2019-IMC Class G, 1 month U.S. LIBOR + 3.600% 3.706% 4/15/34 (b)(c)(d)	819,000	802,716
Series 2019-XL Class J, 1 month U.S. LIBOR + 2.650% 2.756% 10/15/36 (b)(c)(d)	1,592,900	1,568,931
Series 2021-21M Class H, 1 month U.S. LIBOR + 4.010% 4.116% 10/15/36 (b)(c)(d)	1,000,000	988,613
Series 2021-ACNT Class G, 1 month U.S. LIBOR + 3.290% 3.402% 11/15/26 (b)(c)(d)	250,000	248,938
Series 2021-ARIA Class G, 1 month U.S. LIBOR + 3.140% 3.2481% 10/15/36 (b)(c)(d)	2,412,000	2,393,871
Series 2021-SDMF Class F, 1 month U.S. LIBOR + 1.930% 2.043% 9/15/34 (b)(c)(d)	250,000	245,352
Series 2021-SOAR Class G, 2.906% 6/15/38 (b)(d)	1,000,000	982,458
Series 2021-VOLT:
Class F, 1 month U.S. LIBOR + 2.400% 2.5063% 9/15/36 (b)(c)(d)	1,491,000	1,476,059
Class G, 1 month U.S. LIBOR + 2.850% 2.9563% 9/15/36 (b)(c)(d)	2,793,000	2,765,005
Series 2021-XL2 Class J, 1 month U.S. LIBOR + 3.890% 3.996% 10/15/38 (b)(c)(d)	6,372,000	6,292,227
Series 2022-LBA6:
Class F, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Indx + 3.350% 3.4084% 1/15/39 (b)(c)(d)	700,000	700,000
Class G, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Indx + 4.200% 4.2584% 1/15/39 (b)(c)(d)	1,491,000	1,491,000
floater sequential payer Series 2021-LGCY Class J, 1 month U.S. LIBOR + 3.190% 3.299% 10/15/23 (b)(c)(d)	1,558,000	1,540,964
Series 2019-OC11 Class E, 4.0755% 12/9/41 (b)(d)	4,624,000	4,446,169
CALI Mortgage Trust Series 2019-101C Class F, 4.3244% 3/10/39 (b)(d)	651,000	599,120
CAMB Commercial Mortgage Trust floater Series 2019-LIFE Class G, 1 month U.S. LIBOR + 3.250% 3.356% 12/15/37 (b)(c)(d)	1,021,000	1,017,440
CD Mortgage Trust Series 2017-CD3 Class D, 3.25% 2/10/50 (d)	2,226,000	1,683,538
CGMS Commercial Mortgage Trust Series 2017-MDRB:
Class D, 1 month U.S. LIBOR + 3.250% 3.356% 7/15/30 (b)(c)(d)	69,000	68,719
Class E, 1 month U.S. LIBOR + 3.870% 3.9775% 7/15/30 (b)(c)(d)	1,229,000	1,184,691
CHC Commercial Mortgage Trust floater Series 2019-CHC Class F, 1 month U.S. LIBOR + 2.600% 2.7142% 6/15/34 (b)(c)(d)	992,754	939,302
Citigroup Commercial Mortgage Trust:
Series 2013-GC15 Class D, 5.178% 9/10/46 (b)(d)	2,496,000	2,466,578
Series 2016-C3 Class D, 3% 11/15/49 (d)	2,990,000	2,367,361
Cologix Data Centers U.S. Issuer, LLC / Cologix Data Centers U.S. Co.-Issuer, LLC Series 2021-1A Class C, 5.99% 12/26/51 (d)	1,500,000	1,492,181
COMM Mortgage Trust:
floater Series 2018-HCLV:
Class F, 1 month U.S. LIBOR + 3.050% 3.156% 9/15/33 (b)(c)(d)	735,000	671,815
Class G, 1 month U.S. LIBOR + 5.050% 5.1623% 9/15/33 (b)(c)(d)	735,000	638,782
sequential payer Series 2013-LC6 Class E, 3.5% 1/10/46 (d)	1,299,000	1,068,338
Series 2012-CR1:
Class C, 5.4512% 5/15/45 (b)	3,011,000	2,966,443
Class D, 5.4512% 5/15/45 (b)(d)	1,917,000	1,742,294
Class G, 2.462% 5/15/45 (d)(e)	1,133,000	225,562
Series 2012-LC4 Class C, 5.5581% 12/10/44 (b)	802,000	778,714
Series 2013-CR10 Class D, 4.8999% 8/10/46 (b)(d)	1,756,000	1,765,978
Series 2013-LC6 Class D, 4.2884% 1/10/46 (b)(d)	2,732,000	2,703,735
Series 2014-UBS2 Class D, 5.0039% 3/10/47 (b)(d)	537,000	528,152
Series 2017-CD4 Class D, 3.3% 5/10/50 (d)	1,192,000	1,068,861
COMM Trust Series 2017-COR2 Class D, 3% 9/10/50 (d)	31,000	28,257
Commercial Mortgage Trust pass-thru certificates Series 2012-CR2:
Class D, 4.8305% 8/15/45 (b)(d)	836,000	822,758
Class F, 4.25% 8/15/45 (d)	783,000	624,028
Credit Suisse Commercial Mortgage Trust floater Series 2021-SOP2 Class F, 1 month U.S. LIBOR + 4.210% 4.3232% 6/15/34 (c)(d)	1,000,000	987,519
Credit Suisse Mortgage Trust:
floater:
Series 2019-ICE4 Class F, 1 month U.S. LIBOR + 2.650% 2.756% 5/15/36 (b)(c)(d)	3,233,000	3,200,587
Series 2021-4SZN Class A, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Indx + 3.960% 4.0665% 11/15/23 (b)(c)(d)	2,000,000	1,993,413
Series 2020-NET:
Class E, 3.7042% 8/15/37 (b)(d)	500,000	502,507
Class F, 3.7042% 8/15/37 (b)(d)	1,057,000	1,045,488
CRSNT Trust floater Series 2021-MOON Class E, 1 month U.S. LIBOR + 2.550% 2.66% 4/15/36 (b)(c)(d)	1,000,000	998,431
CSAIL Commercial Mortgage Trust:
Series 2017-C8 Class D, 4.4754% 6/15/50 (b)(d)	1,766,000	1,551,777
Series 2017-CX10 Class UESD, 4.2366% 10/15/32 (b)(d)	1,287,000	1,262,800
Series 2017-CX9 Class D, 4.1315% 9/15/50 (b)(d)	461,000	408,466
CSMC Trust floater Series 2017-CHOP Class F, 1 month U.S. LIBOR + 4.600% 4.706% 7/15/32 (b)(c)(d)	2,493,000	2,361,595
DBCCRE Mortgage Trust Series 2014-ARCP Class E, 4.9345% 1/10/34 (b)(d)	2,168,000	2,175,010
DBGS Mortgage Trust Series 2018-C1 Class C, 4.6338% 10/15/51 (b)	1,000,000	1,032,738
DBUBS Mortgage Trust Series 2011-LC3A Class D, 5.3651% 8/10/44 (b)(d)	699,340	679,409
Extended Stay America Trust floater Series 2021-ESH:
Class E, 1 month U.S. LIBOR + 2.850% 2.957% 7/15/38 (b)(c)(d)	1,299,999	1,299,218
Class F, 1 month U.S. LIBOR + 3.700% 3.807% 7/15/38 (b)(c)(d)	3,262,918	3,261,897
GPMT, Ltd. / GPMT LLC floater Series 2018-FL1 Class D, 1 month U.S. LIBOR + 2.950% 3.0593% 11/21/35 (b)(c)(d)	1,500,000	1,498,701
GS Mortgage Securities Trust:
floater Series 2018-RIVR Class G, 1 month U.S. LIBOR + 2.600% 2.706% 7/15/35 (b)(c)(d)	669,000	601,865
Series 2011-GC5:
Class C, 5.158% 8/10/44 (b)(d)(e)	101,000	86,608
Class D, 5.158% 8/10/44 (b)(d)	759,236	366,331
Class E, 5.158% 8/10/44 (b)(d)(e)	848,000	86,920
Class F, 4.5% 8/10/44 (d)(e)	677,000	7,454
Series 2012-GC6 Class E, 5% 1/10/45 (b)(d)	952,418	933,370
Series 2012-GCJ9:
Class D, 4.7376% 11/10/45 (b)(d)	1,569,000	1,567,400
Class E, 4.7376% 11/10/45 (b)(d)(e)	355,000	310,271
Series 2013-GC16:
Class D, 5.3107% 11/10/46 (b)(d)	3,292,000	3,285,523
Class F, 3.5% 11/10/46 (d)	1,510,000	1,124,361
Series 2016-GS2 Class D, 2.753% 5/10/49 (d)	1,964,000	1,769,679
Series 2021-RENT Class G, 1 month U.S. LIBOR + 5.700% 5.8091% 11/21/35 (b)(c)(d)	4,948,726	4,985,954
Hilton U.S.A. Trust Series 2016-HHV Class F, 4.1935% 11/5/38 (b)(d)	2,515,000	2,390,653
IMT Trust Series 2017-APTS:
Class EFX, 3.4966% 6/15/34 (b)(d)	1,693,000	1,673,747
Class FFL, 1 month U.S. LIBOR + 2.850% 2.9563% 6/15/34 (b)(c)(d)	467,531	465,956
Independence Plaza Trust Series 2018-INDP Class E, 4.996% 7/10/35 (d)	504,000	485,890
JPMBB Commercial Mortgage Securities Trust:
Series 2014-C23 Class UH5, 4.7094% 9/15/47 (d)	1,624,000	1,394,005
Series 2014-C26 Class D, 3.8771% 1/15/48 (b)(d)	602,000	572,755
JPMCC Commercial Mortgage Securities Trust Series 2016-JP4 Class D, 3.3883% 12/15/49 (b)(d)	1,924,000	1,651,441
JPMDB Commercial Mortgage Securities Trust:
Series 2016-C4 Class D, 3.0707% 12/15/49 (b)(d)	1,308,000	1,142,166
Series 2018-C8 Class D, 3.218% 6/15/51 (b)(d)	302,000	254,246
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2018-LAQ Class E, 1 month U.S. LIBOR + 3.000% 3.106% 6/15/35 (b)(c)(d)	15,200	15,153
sequential payer Series 2021-1MEM Class E, 2.6535% 10/9/42 (b)(d)	500,000	425,811
Series 2011-C3:
Class E, 5.5236% 2/15/46 (b)(d)	3,467,000	1,303,139
Class G, 4.409% 2/15/46 (b)(d)	1,680,000	160,566
Class H, 4.409% 2/15/46 (b)(d)(e)	1,320,000	80,850
Series 2011-C4 Class E, 5.5271% 7/15/46 (b)(d)	1,390,000	1,398,569
Series 2012-CBX:
Class C, 4.7993% 6/15/45 (b)	1,291,000	1,263,616
Class E, 4.7993% 6/15/45 (b)(d)	1,078,000	485,100
Class G 4% 6/15/45 (d)	805,000	63,672
Series 2013-LC11:
Class D, 4.1642% 4/15/46 (b)	1,316,000	1,078,884
Class F, 3.25% 4/15/46 (b)(d)(e)	482,000	201,250
Series 2014-DSTY Class E, 3.8046% 6/10/27 (b)(d)(e)	924,000	18,480
Series 2018-AON Class F, 4.6132% 7/5/31 (b)(d)	961,000	949,609
Series 2020-NNN Class FFX, 4.6254% 1/16/37 (d)	1,406,000	1,358,842
LIFE Mortgage Trust floater Series 2021-BMR Class G, 1 month U.S. LIBOR + 2.950% 3.056% 3/15/38 (b)(c)(d)	2,848,000	2,812,456
MED Trust floater Series 2021-MDLN Class G, 1 month U.S. LIBOR + 5.250% 5.357% 11/15/38 (b)(c)(d)	3,870,000	3,821,515
Merit floater Series 2021-STOR:
Class F, 1 month U.S. LIBOR + 2.200% 2.306% 7/15/38 (b)(c)(d)	250,000	247,494
Class G, 1 month U.S. LIBOR + 2.750% 2.856% 7/15/38 (b)(c)(d)	250,000	246,542
MHC Commercial Mortgage Trust floater Series 2021-MHC:
Class F, 1 month U.S. LIBOR + 2.600% 2.7073% 4/15/38 (b)(c)(d)	1,000,000	992,483
Class G, 1 month U.S. LIBOR + 3.200% 3.3073% 4/15/38 (b)(c)(d)	846,000	844,945
MHP Commercial Mortgage Trust floater Series 2022-MHIL Class G, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Indx + 3.950% 4.0075% 1/15/27 (b)(c)(d)	2,562,000	2,546,092
Morgan Stanley BAML Trust:
Series 2012-C6 Class D, 4.6024% 11/15/45 (b)(d)	2,000,000	1,990,168
Series 2012-C6, Class F, 4.6024% 11/15/45 (b)(d)(e)	1,000,000	855,006
Series 2013-C12 Class D, 4.7625% 10/15/46 (b)(d)	1,500,000	1,429,676
Series 2013-C13:
Class D, 4.8968% 11/15/46 (b)(d)	2,994,000	2,852,586
Class E, 4.8968% 11/15/46 (b)(d)	659,000	547,542
Series 2013-C9 Class C, 4.0202% 5/15/46 (b)	625,000	630,243
Series 2016-C30 Class D, 3% 9/15/49 (d)	522,000	393,216
Morgan Stanley Capital I Trust:
Series 1998-CF1 Class G, 7.35% 7/15/32 (b)(d)	43,827	43,997
Series 2011-C2:
Class D, 5.2113% 6/15/44 (b)(d)	1,768,120	1,730,327
Class F, 5.2113% 6/15/44 (b)(d)(e)	1,467,000	953,550
Class XB, 0.43% 6/15/44 (b)(d)(g)	24,071,447	95,535
Series 2011-C3:
Class C, 5.0858% 7/15/49 (b)(d)	557,909	569,386
Class D, 5.0858% 7/15/49 (b)(d)	83,000	83,413
Class E, 5.0858% 7/15/49 (b)(d)(e)	652,000	592,763
Class F, 5.0858% 7/15/49 (b)(d)	636,000	468,228
Class G, 5.0858% 7/15/49 (b)(d)(e)	979,600	540,023
Series 2012-C4 Class D, 5.4766% 3/15/45 (b)(d)	1,640,000	1,551,144
Series 2015-MS1 Class D, 4.0312% 5/15/48 (b)(d)	2,045,000	1,881,287
Series 2015-UBS8 Class D, 3.18% 12/15/48 (d)	642,000	521,769
Series 2016-BNK2 Class C, 3% 11/15/49 (d)	2,346,000	2,018,951
Motel 6 Trust floater Series 2021-MTL6:
Class F, 1 month U.S. LIBOR + 3.550% 3.6563% 9/15/38 (b)(c)(d)	1,334,000	1,332,391
Class G, 1 month U.S. LIBOR + 4.700% 4.8063% 9/15/38 (b)(c)(d)	1,310,000	1,308,420
Class H, 1 month U.S. LIBOR + 6.000% 6.1063% 9/15/38 (b)(c)(d)	714,000	716,403
MRCD Mortgage Trust Series 2019-PARK Class J, 4.25% 12/15/36 (d)	2,716,000	2,583,151
MSJP Commercial Securities Mortgage Trust Series 2015-HAUL Class E, 4.851% 9/5/47 (b)(d)	1,000,000	910,833
Natixis Commercial Mortgage Securities Trust floater Series 2018-FL1:
Class WAN1, 1 month U.S. LIBOR + 2.750% 2.8563% 6/15/35 (b)(c)(d)	315,000	300,745
Class WAN2, 1 month U.S. LIBOR + 3.750% 3.8563% 6/15/35 (b)(c)(d)(e)	113,725	105,183
OPG Trust floater Series 2021-PORT:
Class G, 1 month U.S. LIBOR + 2.390% 2.504% 10/15/36 (b)(c)(d)	500,000	489,862
Class J, 1 month U.S. LIBOR + 3.340% 3.452% 10/15/36 (b)(c)(d)	500,000	496,568
PKHL Commercial Mortgage Trust floater Series 2021-MF:
Class E, 1 month U.S. LIBOR + 2.600% 2.707% 7/15/38 (b)(c)(d)	500,000	499,310
Class G, 1 month U.S. LIBOR + 4.350% 4.457% 7/15/38 (b)(c)(d)	500,000	499,694
Prima Capital CRE Securitization Ltd. Series 2020-8A Class C, 3% 12/1/70 (d)	250,000	227,991
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (d)(e)	896,361	1,045,562
ReadyCap Commercial Mortgage Trust floater Series 2019-FL3 Class D, 1 month U.S. LIBOR + 2.900% 3.0077% 3/25/34 (b)(c)(d)	599,000	576,015
SG Commercial Mortgage Securities Trust Series 2019-PREZ Class F, 3.4771% 9/15/39 (b)(d)	2,000,000	1,803,209
SMRT Commercial Mortgage Trust floater Series 2022-MINI Class F, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Indx + 3.350% 3.35% 1/15/24 (b)(c)(d)	3,633,000	3,633,000
SREIT Trust floater:
Series 2021-FLWR Class E, 1 month U.S. LIBOR + 1.920% 2.03% 7/15/36 (b)(c)(d)	500,000	491,914
Series 2021-IND Class G, 1 month U.S. LIBOR + 3.260% 3.3718% 10/15/38 (b)(c)(d)	2,573,000	2,541,957
Series 2021-MFP Class G, 1 month U.S. LIBOR + 2.970% 3.0801% 11/15/38 (b)(c)(d)	1,000,000	993,761
Series 2021-MFP2 Class J, 1 month U.S. LIBOR + 3.910% 4.0215% 11/15/36 (b)(c)(d)	2,000,000	1,992,061
STWD Trust floater sequential payer Series 2021-LIH Class G, 1 month U.S. LIBOR + 4.200% 4.306% 11/15/36 (b)(c)(d)	1,280,000	1,272,676
TPGI Trust floater Series 2021-DGWD:
Class E, 1 month U.S. LIBOR + 2.350% 2.46% 6/15/26 (b)(c)(d)	1,386,000	1,373,612
Class G, 1 month U.S. LIBOR + 3.850% 3.96% 6/15/26 (b)(c)(d)	1,176,000	1,168,297
UBS Commercial Mortgage Trust Series 2012-C1:
Class D, 5.6763% 5/10/45 (b)(d)	492,000	462,660
Class E, 5% 5/10/45 (b)(d)	1,236,000	481,305
Class F, 5% 5/10/45 (b)(d)	399,000	19,950
UBS-BAMLL Trust Series 12-WRM Class D, 4.238% 6/10/30 (b)(d)	1,817,000	1,372,189
UBS-Citigroup Commercial Mortgage Trust Series 2011-C1 Class B, 6.4122% 1/10/45 (b)(d)	8,752	8,743
VMC Finance Ltd. floater Series 2021-HT1 Class B, 1 month U.S. LIBOR + 4.500% 4.603% 1/18/37 (b)(c)(d)	3,528,000	3,526,902
Wells Fargo Commercial Mortgage Trust:
Series 2012-LC5:
Class D, 4.7565% 10/15/45 (b)(d)	637,000	641,548
Class E, 4.7565% 10/15/45 (b)(d)	1,539,000	1,517,535
Class F, 4.7565% 10/15/45 (b)(d)	774,000	695,101
Series 2016-BNK1 Class D, 3% 8/15/49 (d)	1,260,000	879,115
Series 2016-NXS6 Class D, 3.059% 11/15/49 (d)	963,000	838,361
WF-RBS Commercial Mortgage Trust:
sequential payer Series 2011-C4I Class G, 4.8874% 6/15/44 (b)(e)	45,000	2,683
Series 2011-C3:
Class D, 5.5133% 3/15/44 (b)(d)	3,141,502	1,573,264
Class E, 5% 3/15/44 (d)(e)	34,000	2,210
Series 2011-C5:
Class E, 5.5199% 11/15/44 (b)(d)	405,453	404,853
Class F, 5.25% 11/15/44 (b)(d)	2,000,000	1,835,844
Class G, 5.25% 11/15/44 (b)(d)	1,000,000	887,522
Series 2012-C7 Class D, 4.7397% 6/15/45 (b)(d)(e)	620,000	248,193
Series 2012-C8 Class E, 4.8574% 8/15/45 (b)(d)	557,000	550,657
Series 2013-C11:
Class D, 4.2388% 3/15/45 (b)(d)	65,000	64,083
Class E, 4.2388% 3/15/45 (b)(d)(e)	53,000	48,939
Series 2013-C13 Class D, 4.1413% 5/15/45 (b)(d)	45,000	44,073
Series 2013-C16 Class D, 5.0011% 9/15/46 (b)(d)	715,000	708,710
Series 2013-UBS1 Class D, 5.0394% 3/15/46 (b)(d)	910,000	937,621
WP Glimcher Mall Trust Series 2015-WPG:
Class PR1, 3.516% 6/5/35 (b)(d)	1,168,000	1,015,127
Class PR2, 3.516% 6/5/35 (b)(d)	459,000	366,505
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $226,991,153)		219,844,926

Bank Loan Obligations - 4.6%
COMMUNICATION SERVICES - 0.5%
Wireless Telecommunication Services - 0.5%
SBA Senior Finance II, LLC Tranche B, term loan 3 month U.S. LIBOR + 1.750% 1.86% 4/11/25 (b)(c)(h)	5,122,673	5,076,774
CONSUMER DISCRETIONARY - 1.4%
Hotels, Restaurants & Leisure - 1.4%
Bally's Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 3.75% 10/1/28 (b)(c)(h)	2,560,000	2,556,442
BRE/Everbright M6 Borrower LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 5.000% 5.75% 9/9/26 (b)(c)(h)	1,371,563	1,374,415
Caesars Resort Collection LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 2.855% 12/22/24 (b)(c)(h)	2,646,284	2,630,565
Four Seasons Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 2.105% 11/30/23 (b)(c)(h)	2,485,031	2,475,712
Hilton Grand Vacations Borrower LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 3.5% 8/2/28 (b)(c)(h)	668,325	666,795
Playa Resorts Holding BV Tranche B, term loan 3 month U.S. LIBOR + 2.750% 3.75% 4/27/24 (b)(c)(h)	3,847,211	3,777,692
		13,481,621
ENERGY - 0.1%
Energy Equipment & Services - 0.1%
Kestrel Acquisition LLC Tranche B, term loan 3 month U.S. LIBOR + 4.250% 5.25% 6/1/25 (b)(c)(h)	1,447,500	1,364,631
FINANCIALS - 1.5%
Diversified Financial Services - 1.5%
Agellan Portfolio 9% 8/7/25 (b)(e)(h)	1,217,000	1,244,383
Mhp 2022-Mhil Mezz U.S. Secured Overnight Fin. Rate (SOFR) Indx + 5.000% 5.053% 1/9/24 (b)(c)(e)(h)	7,800,000	7,800,000
Veritas Multifamily Portfolio 1 month U.S. LIBOR + 8.500% 8.75% 11/15/22 (b)(c)(e)(h)	5,305,035	5,305,035
		14,349,418
Thrifts & Mortgage Finance - 0.0%
Walker & Dunlop, Inc. Tranche B 1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 2.250% 2.75% 12/16/28 (b)(c)(h)	65,000	64,838

TOTAL FINANCIALS		14,414,256

INDUSTRIALS - 0.1%
Commercial Services & Supplies - 0.1%
Pilot Travel Centers LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.000% 2.105% 8/4/28 (b)(c)(h)	1,281,788	1,273,981
INFORMATION TECHNOLOGY - 0.1%
Electronic Equipment & Components - 0.1%
Compass Power Generation LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.5% 12/20/24 (b)(c)(h)	847,689	844,662
REAL ESTATE - 0.9%
Equity Real Estate Investment Trusts (REITs) - 0.3%
iStar Financial, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 2.8548% 6/28/23 (b)(c)(h)	2,653,869	2,647,234
Real Estate Management & Development - 0.6%
DTZ U.S. Borrower LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 2.855% 8/21/25 (b)(c)(h)	4,664,822	4,645,649
Lightstone Holdco LLC:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 1/30/24 (b)(c)(h)	1,033,369	879,934
Tranche C 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 1/30/24 (b)(c)(h)	58,284	49,630
		5,575,213

TOTAL REAL ESTATE		8,222,447

TOTAL BANK LOAN OBLIGATIONS
(Cost $44,970,987)		44,678,372
	Shares	Value

Money Market Funds - 3.8%
Fidelity Cash Central Fund 0.08% (i)
(Cost $37,237,122)	37,232,378	37,239,825
TOTAL INVESTMENT IN SECURITIES - 101.9%
(Cost $919,112,555)		995,434,567
NET OTHER ASSETS (LIABILITIES) - (1.9)%		(18,184,638)
NET ASSETS - 100%		$977,249,929

Legend

 (a) Non-income producing

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $299,732,879 or 30.7% of net assets.

 (e) Level 3 security

 (f) Non-income producing - Security is in default.

 (g) Interest Only (IO) security represents the right to receive only monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (h) Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

 (i) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.08%	$44,412,278	$121,123,121	$128,295,574	$11,521	$--	$--	$37,239,825	0.1%
Fidelity Securities Lending Cash Central Fund 0.08%	--	4,513,204	4,513,204	13,296	--	--	--	0.0%
Total	$44,412,278	$125,636,325	$132,808,778	$24,817	$--	$--	$37,239,825

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Energy	$7,450,359	$7,450,359	$--	$--
Financials	227,106,884	217,231,190	9,875,694	--
Information Technology	541,044	541,044	--	--
Real Estate	225,612,921	220,103,517	5,509,404	--
Corporate Bonds	205,230,100	--	203,801,648	1,428,452
Asset-Backed Securities	27,730,136	--	27,730,127	9
Commercial Mortgage Securities	219,844,926	--	214,433,419	5,411,507
Bank Loan Obligations	44,678,372	--	30,328,954	14,349,418
Money Market Funds	37,239,825	37,239,825	--	--
Total Investments in Securities:	$995,434,567	$482,565,935	$491,679,246	$21,189,386

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

Investments in Securities:
Bank Loan Obligations
Beginning Balance	$7,615,181
Net Realized Gain (Loss) on Investment Securities	--
Net Unrealized Gain (Loss) on Investment Securities	(712)
Cost of Purchases	7,800,000
Proceeds of Sales	(1,065,051)
Amortization/Accretion	--
Transfers into Level 3	--
Transfers out of Level 3	--
Ending Balance	$14,349,418
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2022	$1,813
Other Investments in Securities
Beginning Balance	$4,910,988
Net Realized Gain (Loss) on Investment Securities	(2,534,323)
Net Unrealized Gain (Loss) on Investment Securities	3,717,185
Cost of Purchases	--
Proceeds of Sales	(7,026,324)
Amortization/Accretion	(342,238)
Transfers into Level 3	9,441,144
Transfers out of Level 3	(1,326,464)
Ending Balance	$6,839,968
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2022	$3,717,185

The information used in the above reconciliations represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Cost of purchases and proceeds of sales may include securities received and/or delivered through in-kind transactions. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliations are included in Net Gain (Loss) on the Fund's Statement of Operations.

Other Information

The composition of credit quality ratings as a percentage of Total Net Assets is as follows (Unaudited):

AAA,AA,A	0.8%
BBB	3.8%
BB	11.0%
B	8.6%
CCC,CC,C	2.6%
Not Rated	24.1%
Equities	47.2%
Short-Term Investments and Net Other Assets	1.9%
100.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		January 31, 2022 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $881,875,433)	$958,194,742
Fidelity Central Funds (cost $37,237,122)	37,239,825
Total Investment in Securities (cost $919,112,555)		$995,434,567
Cash		7,724,383
Receivable for investments sold		10,154,445
Receivable for fund shares sold		83,088
Dividends receivable		604,415
Interest receivable		4,245,759
Distributions receivable from Fidelity Central Funds		6,875
Total assets		1,018,253,532
Liabilities
Payable for investments purchased	$5,863,222
Payable for fund shares redeemed	35,138,554
Other payables and accrued expenses	1,827
Total liabilities		41,003,603
Net Assets		$977,249,929
Net Assets consist of:
Paid in capital		$877,795,395
Total accumulated earnings (loss)		99,454,534
Net Assets		$977,249,929
Net Asset Value, offering price and redemption price per share ($977,249,929 ÷ 84,998,387 shares)		$11.50

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended January 31, 2022 (Unaudited)
Investment Income
Dividends		$10,400,206
Interest		12,923,704
Income from Fidelity Central Funds (including $13,296 from security lending)		24,817
Total income		23,348,727
Expenses
Custodian fees and expenses	$5,550
Independent trustees' fees and expenses	1,820
Total expenses before reductions	7,370
Expense reductions	(146)
Total expenses after reductions		7,224
Net investment income (loss)		23,341,503
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	21,392,477
Foreign currency transactions	11,323
Total net realized gain (loss)		21,403,800
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(33,291,469)
Assets and liabilities in foreign currencies	1
Total change in net unrealized appreciation (depreciation)		(33,291,468)
Net gain (loss)		(11,887,668)
Net increase (decrease) in net assets resulting from operations		$11,453,835

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended January 31, 2022 (Unaudited)	Year ended July 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$23,341,503	$42,370,443
Net realized gain (loss)	21,403,800	11,329,717
Change in net unrealized appreciation (depreciation)	(33,291,468)	166,451,074
Net increase (decrease) in net assets resulting from operations	11,453,835	220,151,234
Distributions to shareholders	(35,372,619)	(48,286,218)
Share transactions
Proceeds from sales of shares	27,915,641	98,771,090
Reinvestment of distributions	35,372,618	48,286,218
Cost of shares redeemed	(109,321,153)	(206,774,956)
Net increase (decrease) in net assets resulting from share transactions	(46,032,894)	(59,717,648)
Total increase (decrease) in net assets	(69,951,678)	112,147,368
Net Assets
Beginning of period	1,047,201,607	935,054,239
End of period	$977,249,929	$1,047,201,607
Other Information
Shares
Sold	2,386,902	9,213,332
Issued in reinvestment of distributions	3,034,028	4,712,141
Redeemed	(9,396,028)	(19,063,555)
Net increase (decrease)	(3,975,098)	(5,138,082)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Series Real Estate Income Fund

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$11.77	$9.94	$11.21	$10.97	$11.34	$11.43
Income from Investment Operations
Net investment income (loss)A,B	.26	.45	.56	.61	.59	.55
Net realized and unrealized gain (loss)	(.13)	1.90	(1.16)	.42	(.20)	.06
Total from investment operations	.13	2.35	(.60)	1.03	.39	.61
Distributions from net investment income	(.32)	(.45)	(.55)	(.62)	(.60)	(.52)
Distributions from net realized gain	(.09)	(.07)	(.12)	(.17)	(.16)	(.18)
Total distributions	(.40)C	(.52)	(.67)	(.79)	(.76)	(.70)
Net asset value, end of period	$11.50	$11.77	$9.94	$11.21	$10.97	$11.34
Total ReturnD,E	1.12%	24.48%	(5.68)%	9.91%	3.61%	5.65%
Ratios to Average Net AssetsB,F,G
Expenses before reductions	- %H,I	- %I	- %I	- %I	- %I	.63%
Expenses net of fee waivers, if any	- %H,I	- %I	- %I	- %I	- %I	.63%
Expenses net of all reductions	- %H,I	- %I	- %I	- %I	- %I	.63%
Net investment income (loss)	4.52%H	4.21%	5.36%	5.67%	5.36%	4.89%
Supplemental Data
Net assets, end of period (000 omitted)	$977,250	$1,047,202	$935,054	$971,641	$907,388	$423,538
Portfolio turnover rateJ	31%H	23%	25%K	16%	27%	24%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount represents less than .005%.

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended January 31, 2022

1. Organization.

Fidelity Series Real Estate Income Fund (the Fund) is a fund of Fidelity Securities Fund (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered only to certain other Fidelity funds and Fidelity managed 529 plans. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – Unadjusted quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds and bank loan obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities and commercial mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value	Valuation Technique(s)	Recovery value	Amount or Range/Weighted Average	Impact to Valuation from an Increase in Input(a)
Corporate Bonds	$1,428,452	Recovery value	Recovery value	0.0%	Increase
		Indicative market price	Evaluated bid	$105.35	Increase
Asset-Backed Securities	$9	Indicative market price	Evaluated bid	$0.00	Increase
Commercial Mortgage Securities	$5,411,507	Indicative market price	Evaluated bid	$1.10 - $116.65 / $76.46	Increase
Bank Loan Obligations	$14,349,418	Market approach	Transaction price	$100.00	Increase
		Discounted cash flow	Yield	8.7% - 9.2% / 9.1%	Decrease

 (a) Represents the directional change in the fair value of the Level 3 investments that could have resulted from an increase in the corresponding input as of period end. A decrease to the unobservable input would have had the opposite effect. Significant changes in these inputs may have resulted in a significantly higher or lower fair value measurement at period end.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of January 31, 2022, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to equity-debt classifications, certain conversion ratios, foreign currency transactions, partnerships and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$95,423,896
Gross unrealized depreciation	(19,218,437)
Net unrealized appreciation (depreciation)	$76,205,459
Tax cost	$919,229,108

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

Loans and Other Direct Debt Instruments. Direct debt instruments are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate a fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment, participation, or may be made directly to a borrower. Such instruments are presented in the Bank Loan Obligations section in the Schedule of Investments. Certain funds may also invest in unfunded loan commitments, which are contractual obligations for future funding. Information regarding unfunded commitments is included at the end of the Schedule of Investments, if applicable.

New Accounting Pronouncement. In March 2020, the Financial Accounting Standards Board (FASB) issued an Accounting Standards Update (ASU), ASU 2020-04, which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other IBOR-based reference rates. The temporary relief provided by ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management does not expect the adoption of ASU 2020-04 to have a material impact on the Fund's financial statements.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Series Real Estate Income Fund	154,783,593	184,693,059

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund does not pay a management fee. Under the management contract, the investment adviser or an affiliate pays all ordinary operating expenses of the Fund, except custody fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Series Real Estate Income Fund	$886

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Series Real Estate Income Fund	506,356	3,698,108	871,430

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.

7. Security Lending.

Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Series Real Estate Income Fund	$1,415	$6,498	$–

8. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $146.

9. Other.

A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds and accounts managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.

10. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2021 to January 31, 2022).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value August 1, 2021	Ending Account Value January 31, 2022	Expenses Paid During Period-B August 1, 2021 to January 31, 2022
Fidelity Series Real Estate Income Fund	- %-C
Actual		$1,000.00	$1,011.20	$--D
Hypothetical-E		$1,000.00	$1,025.21	$--D

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C Amount represents less than .005%.

 D Amount represents less than $.005.

 E 5% return per year before expenses

SRE-SANN-0422
1.924313.110

Fidelity® Series Small Cap Opportunities Fund

Semi-Annual Report

January 31, 2022

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2022 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of COVID-19 emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and corporate earnings. On March 11, 2020, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread. The pandemic prompted a number of measures to limit the spread of COVID-19, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. To help stem the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

In general, the overall impact of the pandemic lessened in 2021, amid a resilient economy and widespread distribution of three COVID-19 vaccines granted emergency use authorization from the U.S. Food and Drug Administration (FDA) early in the year. Still, the situation remains dynamic, and the extent and duration of its influence on financial markets and the economy is highly uncertain, due in part to a recent spike in cases based on highly contagious variants of the coronavirus.

Extreme events such as the COVID-19 crisis are exogenous shocks that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets. Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we continue to take extra steps to be responsive to customer needs. We encourage you to visit us online, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Top Ten Stocks as of January 31, 2022

% of fund's net assets
Atkore, Inc.	1.3
Terreno Realty Corp.	1.3
Jones Lang LaSalle, Inc.	1.2
Denbury, Inc.	1.1
BJ's Wholesale Club Holdings, Inc.	1.1
LXP Industrial Trust (REIT)	1.1
Synovus Financial Corp.	1.0
Antero Resources Corp.	1.0
Academy Sports & Outdoors, Inc.	1.0
ASGN, Inc.	1.0
11.1

Top Five Market Sectors as of January 31, 2022

% of fund's net assets
Financials	16.0
Health Care	15.7
Industrials	15.7
Information Technology	13.5
Consumer Discretionary	12.6

Asset Allocation (% of fund's net assets)

As of January 31, 2022*
Stocks and Equity Futures	96.7%
Convertible Securities	0.1%
Short-Term Investments and Net Other Assets (Liabilities)	3.2%

 * Foreign investments - 10.7%

Schedule of Investments January 31, 2022 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.2%
	Shares	Value
COMMUNICATION SERVICES - 1.7%
Diversified Telecommunication Services - 0.1%
Frontier Communications Parent, Inc.(a)(b)	336,600	$8,973,756
Interactive Media & Services - 0.2%
ZipRecruiter, Inc. (a)	463,900	10,061,991
Media - 1.4%
Nexstar Broadcasting Group, Inc. Class A	154,100	25,485,058
TechTarget, Inc. (a)	411,529	34,132,215
Thryv Holdings, Inc. (a)(b)	644,500	20,901,135
		80,518,408

TOTAL COMMUNICATION SERVICES		99,554,155

CONSUMER DISCRETIONARY - 12.6%
Auto Components - 1.9%
Adient PLC (a)	935,900	39,279,723
Fox Factory Holding Corp. (a)	232,779	30,975,902
LCI Industries (b)	165,500	20,384,635
Patrick Industries, Inc.	291,500	18,772,600
		109,412,860
Diversified Consumer Services - 0.1%
Laureate Education, Inc. Class A	537,814	6,803,347
Hotels, Restaurants & Leisure - 2.8%
Brinker International, Inc. (a)	787,925	26,166,989
Churchill Downs, Inc.	210,800	44,331,240
Everi Holdings, Inc. (a)	745,300	14,734,581
Hilton Grand Vacations, Inc. (a)	481,200	23,511,432
Jack in the Box, Inc. (b)	169,000	15,387,450
Lindblad Expeditions Holdings (a)	393,250	6,634,128
Marriott Vacations Worldwide Corp.	98,050	15,921,359
Ruth's Hospitality Group, Inc.	697,250	13,965,918
		160,653,097
Household Durables - 1.9%
M.D.C. Holdings, Inc.	770,292	39,046,101
Skyline Champion Corp. (a)	520,098	35,023,399
Tempur Sealy International, Inc.	632,800	25,191,768
Toll Brothers, Inc.	247,225	14,578,858
		113,840,126
Leisure Products - 0.8%
Acushnet Holdings Corp.	613,900	28,669,130
Clarus Corp.	723,657	16,303,992
		44,973,122
Multiline Retail - 0.4%
Nordstrom, Inc. (a)	963,400	21,676,500
Specialty Retail - 2.7%
Academy Sports & Outdoors, Inc. (a)	1,522,272	59,216,381
American Eagle Outfitters, Inc.	839,200	19,158,936
Dick's Sporting Goods, Inc. (b)	176,950	20,420,030
Murphy U.S.A., Inc.	142,791	28,081,278
Rent-A-Center, Inc.	453,009	19,094,329
Williams-Sonoma, Inc. (b)	70,000	11,237,800
		157,208,754
Textiles, Apparel & Luxury Goods - 2.0%
Capri Holdings Ltd. (a)	349,100	20,970,437
Crocs, Inc. (a)	485,400	49,811,748
Deckers Outdoor Corp. (a)	71,100	22,768,353
G-III Apparel Group Ltd. (a)	312,750	8,497,418
Kontoor Brands, Inc.	332,300	16,379,067
		118,427,023

TOTAL CONSUMER DISCRETIONARY		732,994,829

CONSUMER STAPLES - 3.3%
Beverages - 0.5%
Primo Water Corp.	1,580,100	26,387,670
Food & Staples Retailing - 1.1%
BJ's Wholesale Club Holdings, Inc. (a)	1,062,617	65,319,067
Food Products - 1.3%
Darling Ingredients, Inc. (a)	329,150	20,989,896
Nomad Foods Ltd. (a)	2,084,578	53,782,112
		74,772,008
Personal Products - 0.4%
BellRing Brands, Inc. Class A (a)(b)	981,483	23,908,926

TOTAL CONSUMER STAPLES		190,387,671

ENERGY - 5.8%
Energy Equipment & Services - 0.6%
Liberty Oilfield Services, Inc. Class A (a)	2,968,054	35,913,453
Oil, Gas & Consumable Fuels - 5.2%
Antero Resources Corp. (a)	3,042,400	59,418,072
Denbury, Inc. (a)	881,500	66,235,910
Enviva, Inc.	421,660	29,507,767
HollyFrontier Corp.	1,506,190	52,957,640
Magnolia Oil & Gas Corp. Class A	1,333,800	28,850,094
Northern Oil & Gas, Inc.	2,109,446	49,614,170
Viper Energy Partners LP	625,200	16,905,408
		303,489,061

TOTAL ENERGY		339,402,514

FINANCIALS - 16.0%
Banks - 9.5%
Ameris Bancorp	473,550	23,350,751
Associated Banc-Corp.	1,163,032	27,796,465
East West Bancorp, Inc.	254,100	21,938,994
First Bancorp, Puerto Rico (b)	1,721,100	25,042,005
First Hawaiian, Inc.	776,742	22,020,636
Glacier Bancorp, Inc. (b)	530,750	27,561,848
Hilltop Holdings, Inc.	1,234,900	40,788,747
Meta Financial Group, Inc.	838,402	49,851,383
Preferred Bank, Los Angeles	316,250	24,686,475
ServisFirst Bancshares, Inc.	412,662	35,022,624
Signature Bank	150,000	45,694,500
Sterling Bancorp	2,093,400	55,035,486
Synovus Financial Corp.	1,212,395	60,328,775
Trico Bancshares	674,808	29,333,904
United Community Bank, Inc.	816,000	28,878,240
Western Alliance Bancorp.	386,200	38,307,178
		555,638,011
Capital Markets - 2.8%
Focus Financial Partners, Inc. Class A (a)	640,659	32,263,587
Hamilton Lane, Inc. Class A	335,883	30,383,976
Houlihan Lokey	178,650	18,986,922
Lazard Ltd. Class A	825,536	36,026,391
LPL Financial	163,550	28,182,936
TMX Group Ltd.	152,527	15,516,081
		161,359,893
Consumer Finance - 0.6%
FirstCash Holdings, Inc.	321,024	22,375,373
Navient Corp.	760,524	13,255,933
		35,631,306
Diversified Financial Services - 0.6%
Cannae Holdings, Inc. (a)	1,214,670	36,282,193
Insurance - 1.1%
Assurant, Inc.	134,980	20,585,800
Primerica, Inc.	277,700	42,860,218
		63,446,018
Thrifts & Mortgage Finance - 1.4%
Essent Group Ltd.	1,161,100	52,992,604
Walker & Dunlop, Inc.	221,100	29,275,851
		82,268,455

TOTAL FINANCIALS		934,625,876

HEALTH CARE - 15.6%
Biotechnology - 7.9%
ADC Therapeutics SA (a)	427,710	6,796,312
Agios Pharmaceuticals, Inc. (a)	368,745	11,390,533
ALX Oncology Holdings, Inc. (a)	334,900	5,358,400
Arcutis Biotherapeutics, Inc. (a)	616,800	9,319,848
Argenx SE ADR (a)	54,800	14,755,448
Ascendis Pharma A/S sponsored ADR (a)	131,448	15,989,335
Aurinia Pharmaceuticals, Inc. (a)(b)	464,300	7,735,238
Blueprint Medicines Corp. (a)	247,991	19,120,106
Celldex Therapeutics, Inc. (a)	363,700	11,278,337
Century Therapeutics, Inc.	235,900	3,073,777
Cerevel Therapeutics Holdings (a)	606,800	15,801,072
ChemoCentryx, Inc. (a)	260,300	6,999,467
Cyteir Therapeutics, Inc.	609,200	3,703,936
Cytokinetics, Inc. (a)	713,100	23,667,789
Erasca, Inc.	1,198,300	14,199,855
Exelixis, Inc. (a)	756,400	13,690,840
Global Blood Therapeutics, Inc. (a)(b)	811,456	23,410,506
Graphite Bio, Inc.	983,300	9,184,022
Imago BioSciences, Inc.	459,100	9,283,002
Instil Bio, Inc. (a)(b)	1,164,964	13,525,232
Janux Therapeutics, Inc. (b)	600,691	9,148,524
Keros Therapeutics, Inc. (a)	347,432	16,110,422
Mirati Therapeutics, Inc. (a)	155,600	18,563,080
Monte Rosa Therapeutics, Inc.	281,100	3,558,726
Morphic Holding, Inc. (a)	479,962	20,364,788
Protagonist Therapeutics, Inc. (a)	514,440	15,067,948
PTC Therapeutics, Inc. (a)	389,000	15,645,580
Relay Therapeutics, Inc. (a)	821,500	18,179,795
Tango Therapeutics, Inc. (a)	905,500	7,723,915
Tenaya Therapeutics, Inc. (a)	565,400	6,739,568
TG Therapeutics, Inc. (a)	965,400	11,169,678
Tyra Biosciences, Inc.	708,718	9,291,293
Vaxcyte, Inc. (a)	611,672	11,646,235
Verve Therapeutics, Inc. (b)	375,300	10,816,146
Vir Biotechnology, Inc. (a)	111,000	3,810,630
Xenon Pharmaceuticals, Inc. (a)	757,630	20,546,926
Zentalis Pharmaceuticals, Inc. (a)	472,136	26,949,523
		463,615,832
Health Care Equipment & Supplies - 2.2%
Envista Holdings Corp. (a)	1,110,800	48,030,992
Figs, Inc. Class A (a)(b)	1,466,200	32,960,176
Globus Medical, Inc. (a)	341,800	22,808,314
Integer Holdings Corp. (a)	297,972	23,363,985
		127,163,467
Health Care Providers & Services - 2.8%
Acadia Healthcare Co., Inc. (a)	459,800	24,208,470
agilon health, Inc. (a)	593,000	9,831,940
Molina Healthcare, Inc. (a)	119,100	34,596,168
Owens & Minor, Inc.	867,940	36,531,595
R1 RCM, Inc. (a)	1,320,900	31,411,002
Surgery Partners, Inc. (a)	492,900	21,032,043
The Oncology Institute, Inc. (c)	1,126,158	6,911,232
		164,522,450
Health Care Technology - 0.9%
Evolent Health, Inc. (a)	726,860	17,233,851
Inspire Medical Systems, Inc. (a)	100,743	22,293,418
Omnicell, Inc. (a)	73,500	11,035,290
		50,562,559
Life Sciences Tools & Services - 0.8%
Olink Holding AB ADR (a)	590,195	9,549,355
Syneos Health, Inc. (a)	415,000	37,582,400
		47,131,755
Pharmaceuticals - 1.0%
Arvinas Holding Co. LLC (a)	402,900	28,803,321
Fulcrum Therapeutics, Inc. (a)	737,000	8,961,920
Ikena Oncology, Inc. (a)(b)	836,000	8,134,280
Ikena Oncology, Inc. (d)	568,646	5,532,926
Theseus Pharmaceuticals, Inc.	562,400	5,190,952
		56,623,399

TOTAL HEALTH CARE		909,619,462

INDUSTRIALS - 15.7%
Aerospace & Defense - 0.1%
Kratos Defense & Security Solutions, Inc. (a)	481,500	8,069,940
Building Products - 2.3%
Builders FirstSource, Inc. (a)	774,749	52,675,185
Jeld-Wen Holding, Inc. (a)	688,500	16,248,600
Masonite International Corp. (a)	251,034	24,912,614
Simpson Manufacturing Co. Ltd.	348,399	39,295,923
		133,132,322
Commercial Services & Supplies - 0.5%
Casella Waste Systems, Inc. Class A (a)	424,032	32,217,951
Construction & Engineering - 2.9%
Comfort Systems U.S.A., Inc. (b)	471,772	42,355,690
Construction Partners, Inc. Class A (a)	1,489,058	39,072,882
Dycom Industries, Inc. (a)(b)	263,510	22,211,258
EMCOR Group, Inc.	173,060	20,630,483
IES Holdings, Inc. (a)	542,227	26,731,791
NV5 Global, Inc. (a)	192,495	20,133,052
		171,135,156
Electrical Equipment - 1.7%
Atkore, Inc. (a)	699,624	75,405,469
Regal Rexnord Corp.	106,700	16,909,816
Thermon Group Holdings, Inc. (a)	303,446	5,204,099
		97,519,384
Machinery - 3.1%
Federal Signal Corp.	943,424	36,812,404
ITT, Inc.	394,323	36,246,170
Kadant, Inc. (b)	100,356	20,972,397
Oshkosh Corp.	193,900	22,067,759
SPX Corp. (a)	799,344	41,709,770
SPX Flow, Inc.	114,353	9,857,229
Timken Co.	169,400	11,315,920
		178,981,649
Professional Services - 2.9%
Alight, Inc. Class A (a)(b)	3,899,500	37,669,170
ASGN, Inc. (a)	508,292	58,387,502
CACI International, Inc. Class A (a)	81,100	20,069,006
CRA International, Inc.	156,974	13,352,208
TriNet Group, Inc. (a)	476,483	40,596,352
		170,074,238
Trading Companies & Distributors - 2.2%
Beacon Roofing Supply, Inc. (a)	569,357	31,240,619
Finning International, Inc.	613,850	17,114,301
Rush Enterprises, Inc. Class A	977,701	51,642,167
Univar, Inc. (a)	981,954	26,021,781
		126,018,868

TOTAL INDUSTRIALS		917,149,508

INFORMATION TECHNOLOGY - 13.5%
Communications Equipment - 0.2%
Calix, Inc. (a)	230,550	11,592,054
Casa Systems, Inc. (a)	520,800	2,307,144
		13,899,198
Electronic Equipment & Components - 2.4%
Advanced Energy Industries, Inc.	540,799	46,606,058
Fabrinet (a)	345,356	39,080,485
FARO Technologies, Inc. (a)	251,945	13,683,133
Insight Enterprises, Inc. (a)	334,100	31,455,515
Napco Security Technologies, Inc.	556,200	11,563,398
		142,388,589
IT Services - 3.7%
Cyxtera Technologies, Inc. Class A (a)	881,894	10,556,271
Endava PLC ADR (a)	140,703	17,112,299
ExlService Holdings, Inc. (a)	472,976	57,003,068
Perficient, Inc. (a)	535,041	56,082,998
Verra Mobility Corp. (a)	1,120,750	17,752,680
WNS Holdings Ltd. sponsored ADR (a)	643,790	54,181,366
		212,688,682
Semiconductors & Semiconductor Equipment - 3.1%
CMC Materials, Inc.	153,600	27,783,168
FormFactor, Inc. (a)	432,400	18,480,776
Onto Innovation, Inc. (a)	326,792	29,914,540
Semtech Corp. (a)	427,600	30,402,360
SiTime Corp. (a)	167,175	38,966,821
Synaptics, Inc. (a)	156,200	32,856,670
		178,404,335
Software - 4.1%
Amplitude, Inc. (a)	237,066	9,319,064
Digital Turbine, Inc. (a)(b)	260,200	11,487,830
Manhattan Associates, Inc. (a)	270,400	36,198,448
NCR Corp. (a)	369,200	14,051,752
Rapid7, Inc. (a)	302,877	29,176,141
Sprout Social, Inc. (a)	324,413	22,335,835
SPS Commerce, Inc. (a)	185,150	22,930,828
Tenable Holdings, Inc. (a)	788,100	40,508,340
Workiva, Inc. (a)(b)	354,385	41,916,658
Zuora, Inc. (a)(b)	808,901	13,452,024
		241,376,920

TOTAL INFORMATION TECHNOLOGY		788,757,724

MATERIALS - 4.9%
Chemicals - 2.3%
Element Solutions, Inc.	1,174,817	26,362,893
Huntsman Corp.	1,407,456	50,429,148
Trinseo PLC	412,000	22,058,480
Tronox Holdings PLC	1,494,347	33,921,677
		132,772,198
Construction Materials - 0.8%
Eagle Materials, Inc.	333,700	48,670,145
Containers & Packaging - 0.4%
O-I Glass, Inc. (a)	1,787,800	23,795,618
Metals & Mining - 1.0%
Commercial Metals Co.	1,658,730	55,467,931
Paper & Forest Products - 0.4%
Louisiana-Pacific Corp.	341,500	22,689,260

TOTAL MATERIALS		283,395,152

REAL ESTATE - 5.5%
Equity Real Estate Investment Trusts (REITs) - 4.0%
EastGroup Properties, Inc.	208,300	41,641,253
Equity Commonwealth (a)	1,027,900	26,766,516
Essential Properties Realty Trust, Inc.	955,200	25,360,560
LXP Industrial Trust (REIT)	4,224,899	62,908,746
Terreno Realty Corp.	1,007,000	75,293,390
		231,970,465
Real Estate Management & Development - 1.5%
Cushman & Wakefield PLC (a)	1,028,200	21,581,918
Jones Lang LaSalle, Inc. (a)	272,200	68,265,038
		89,846,956

TOTAL REAL ESTATE		321,817,421

UTILITIES - 1.6%
Electric Utilities - 0.4%
IDACORP, Inc.	173,500	19,123,170
Gas Utilities - 0.9%
Brookfield Infrastructure Corp. A Shares	806,300	53,473,816
Independent Power and Renewable Electricity Producers - 0.3%
Clearway Energy, Inc. Class C	547,475	18,438,958

TOTAL UTILITIES		91,035,944

TOTAL COMMON STOCKS
(Cost $4,447,330,569)		5,608,740,256

Convertible Preferred Stocks - 0.1%
HEALTH CARE - 0.1%
Biotechnology - 0.0%
ValenzaBio, Inc. Series A (c)(e)	383,419	2,476,887
Pharmaceuticals - 0.1%
Aristea Therapeutics, Inc. Series B (a)(c)(e)	733,075	6,854,251
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $7,454,550)		9,331,138
	Principal Amount	Value

U.S. Treasury Obligations - 0.0%
U.S. Treasury Bills, yield at date of purchase 0.04% to 0.19% 3/3/22 to 4/28/22 (f)
(Cost $909,649)	910,000	909,659
	Shares	Value

Money Market Funds - 2.7%
Fidelity Cash Central Fund 0.08% (g)	52,058,795	$52,069,207
Fidelity Securities Lending Cash Central Fund 0.08% (g)(h)	104,739,408	104,749,882
TOTAL MONEY MARKET FUNDS
(Cost $156,818,736)		156,819,089
TOTAL INVESTMENT IN SECURITIES - 99.0%
(Cost $4,612,513,504)		5,775,800,142
NET OTHER ASSETS (LIABILITIES) - 1.0%		56,142,580
NET ASSETS - 100%		$5,831,942,722

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	277	March 2022	$28,037,940	$(1,035,124)	$(1,035,124)

The notional amount of futures purchased as a percentage of Net Assets is 0.5%

For the period, the average monthly notional amount at value for futures contracts in the aggregate was $27,630,632.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $16,242,370 or 0.3% of net assets.

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $5,532,926 or 0.1% of net assets.

 (e) Level 3 security

 (f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $909,659.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (h) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Aristea Therapeutics, Inc. Series B	10/6/20 - 7/27/21	$4,041,955
The Oncology Institute, Inc.	6/28/21	$11,261,580
ValenzaBio, Inc. Series A	3/25/21	$3,412,594

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.08%	$102,671,891	$975,496,862	$1,026,099,546	$23,029	$--	$--	$52,069,207	0.1%
Fidelity Securities Lending Cash Central Fund 0.08%	72,073,537	726,067,629	693,391,284	273,005	--	--	104,749,882	0.3%
Total	$174,745,428	$1,701,564,491	$1,719,490,830	$296,034	$--	$--	$156,819,089

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$99,554,155	$99,554,155	$--	$--
Consumer Discretionary	732,994,829	732,994,829	--	--
Consumer Staples	190,387,671	190,387,671	--	--
Energy	339,402,514	339,402,514	--	--
Financials	934,625,876	934,625,876	--	--
Health Care	918,950,600	902,708,230	6,911,232	9,331,138
Industrials	917,149,508	917,149,508	--	--
Information Technology	788,757,724	788,757,724	--	--
Materials	283,395,152	283,395,152	--	--
Real Estate	321,817,421	321,817,421	--	--
Utilities	91,035,944	91,035,944	--	--
U.S. Government and Government Agency Obligations	909,659	--	909,659	--
Money Market Funds	156,819,089	156,819,089	--	--
Total Investments in Securities:	$5,775,800,142	$5,758,648,113	$7,820,891	$9,331,138
Derivative Instruments:
Liabilities
Futures Contracts	$(1,035,124)	$(1,035,124)	$--	$--
Total Liabilities	$(1,035,124)	$(1,035,124)	$--	$--
Total Derivative Instruments:	$(1,035,124)	$(1,035,124)	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of January 31, 2022. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$0	$(1,035,124)
Total Equity Risk	0	(1,035,124)
Total Value of Derivatives	$0	$(1,035,124)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	89.3%
Canada	2.8%
Bermuda	1.5%
British Virgin Islands	1.3%
United Kingdom	1.2%
Ireland	1.1%
Others (Individually Less Than 1%)	2.8%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		January 31, 2022 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $105,767,430) — See accompanying schedule: Unaffiliated issuers (cost $4,455,694,768)	$5,618,981,053
Fidelity Central Funds (cost $156,818,736)	156,819,089
Total Investment in Securities (cost $4,612,513,504)		$5,775,800,142
Cash		39,514
Receivable for investments sold		219,754
Receivable for fund shares sold		282,099,713
Dividends receivable		1,027,980
Distributions receivable from Fidelity Central Funds		36,572
Receivable for daily variation margin on futures contracts		514,149
Other receivables		55,436
Total assets		6,059,793,260
Liabilities
Payable for investments purchased	$123,010,880
Payable for fund shares redeemed	57,021
Other payables and accrued expenses	43,192
Collateral on securities loaned	104,739,445
Total liabilities		227,850,538
Net Assets		$5,831,942,722
Net Assets consist of:
Paid in capital		$4,659,706,301
Total accumulated earnings (loss)		1,172,236,421
Net Assets		$5,831,942,722
Net Asset Value, offering price and redemption price per share ($5,831,942,722 ÷ 430,768,086 shares)		$13.54

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended January 31, 2022 (Unaudited)
Investment Income
Dividends		$24,662,966
Interest		773
Income from Fidelity Central Funds (including $273,005 from security lending)		296,034
Total income		24,959,773
Expenses
Custodian fees and expenses	$45,234
Independent trustees' fees and expenses	10,577
Interest	401
Total expenses before reductions	56,212
Expense reductions	(168)
Total expenses after reductions		56,044
Net investment income (loss)		24,903,729
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	119,231,189
Foreign currency transactions	2,143
Futures contracts	(871,686)
Total net realized gain (loss)		118,361,646
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(140,215,070)
Unfunded commitments	1,197,106
Assets and liabilities in foreign currencies	(28,997)
Futures contracts	(1,544,635)
Total change in net unrealized appreciation (depreciation)		(140,591,596)
Net gain (loss)		(22,229,950)
Net increase (decrease) in net assets resulting from operations		$2,673,779

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended January 31, 2022 (Unaudited)	Year ended July 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$24,903,729	$43,799,726
Net realized gain (loss)	118,361,646	1,514,536,306
Change in net unrealized appreciation (depreciation)	(140,591,596)	546,729,663
Net increase (decrease) in net assets resulting from operations	2,673,779	2,105,065,695
Distributions to shareholders	(1,511,145,723)	(118,324,848)
Share transactions
Proceeds from sales of shares	560,690,222	636,699,749
Reinvestment of distributions	1,511,145,723	118,324,848
Cost of shares redeemed	(743,835,353)	(1,660,543,500)
Net increase (decrease) in net assets resulting from share transactions	1,328,000,592	(905,518,903)
Total increase (decrease) in net assets	(180,471,352)	1,081,221,944
Net Assets
Beginning of period	6,012,414,074	4,931,192,130
End of period	$5,831,942,722	$6,012,414,074
Other Information
Shares
Sold	40,019,876	37,014,662
Issued in reinvestment of distributions	106,014,574	8,102,705
Redeemed	(47,802,908)	(102,071,306)
Net increase (decrease)	98,231,542	(56,953,939)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Series Small Cap Opportunities Fund

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$18.08	$12.66	$14.04	$15.46	$14.42	$12.94
Income from Investment Operations
Net investment income (loss)A,B	.06	.12	.15	.15	.16	.06
Net realized and unrealized gain (loss)	–C	5.62	(.60)	.12	2.44	1.52
Total from investment operations	.06	5.74	(.45)	.27	2.60	1.58
Distributions from net investment income	(.12)	(.14)	(.16)	(.14)	(.12)	(.07)
Distributions from net realized gain	(4.48)	(.19)	(.77)	(1.55)	(1.45)	(.03)
Total distributions	(4.60)	(.32)D	(.93)	(1.69)	(1.56)D	(.10)
Net asset value, end of period	$13.54	$18.08	$12.66	$14.04	$15.46	$14.42
Total ReturnE,F	(.49)%	45.98%	(3.44)%	1.98%	19.84%	12.22%
Ratios to Average Net AssetsB,G,H
Expenses before reductions	- %I,J	- %J	- %J	- %J	- %J	.66%
Expenses net of fee waivers, if any	- %I,J	- %J	- %J	- %J	- %J	.66%
Expenses net of all reductions	- %I,J	- %J	- %J	- %J	- %J	.65%
Net investment income (loss)	.83%I	.77%	1.17%	1.13%	1.10%	.42%
Supplemental Data
Net assets, end of period (000 omitted)	$5,831,943	$6,012,414	$4,931,192	$5,667,458	$5,997,330	$2,509,347
Portfolio turnover rateK	33%I	96%	61%L	59%	68%	58%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Amount represents less than $.005 per share.

 D Total distributions per share do not sum due to rounding.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount represents less than .005%.

 K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 L Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended January 31, 2022

1. Organization.

Fidelity Series Small Cap Opportunities Fund (the Fund) is a fund of Fidelity Securities Fund (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered only to certain other Fidelity funds and Fidelity managed 529 plans. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – Unadjusted quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of January 31, 2022 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, partnerships, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$1,449,838,644
Gross unrealized depreciation	(297,466,937)
Net unrealized appreciation (depreciation)	$1,152,371,707
Tax cost	$4,622,393,311

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

Special Purpose Acquisition Companies. Funds may invest in stock, warrants, and other securities of special purpose acquisition companies (SPACs) or similar special purpose entities. A SPAC is a publicly traded company that raises investment capital via an initial public offering (IPO) for the purpose of acquiring the equity securities of one or more existing companies via merger, business combination, acquisition or other similar transactions within a designated time frame.

Private Investment in Public Equity. Funds may acquire equity securities of an issuer through a private investment in a public equity (PIPE) transaction, including through commitments to purchase securities on a when-issued basis. A PIPE typically involves the purchase of securities directly from a publicly traded company in a private placement transaction. Securities purchased through PIPE transactions will be restricted from trading and considered illiquid until a resale registration statement for the shares is filed and declared effective.

At the current and/or prior period end, the Fund had commitments to purchase when-issued securities through PIPE transactions with SPACs. The commitments are contingent upon the SPACs acquiring the securities of target companies. Unrealized appreciation (depreciation) on any commitments outstanding at period end is separately presented in the Statements of Assets and Liabilities as Unrealized appreciation (depreciation) on unfunded commitments, and any change in unrealized appreciation (depreciation) on unfunded commitments during the period is separately presented in the Statement of Operations, as applicable.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Series Small Cap Opportunities Fund	961,101,638	1,234,790,704

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund does not pay a management fee. Under the management contract, the investment adviser or an affiliate pays all ordinary operating expenses of the Fund, except custody fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Series Small Cap Opportunities Fund	$36,504

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity Series Small Cap Opportunities Fund	Borrower	$23,289.31%		$401

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Series Small Cap Opportunities Fund	64,781,865	68,385,048	(1,523,027)

7. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.

8. Security Lending.

Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Series Small Cap Opportunities Fund	$28,054	$5,812	$–

9. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $168.

10. Other.

A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds and accounts managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.

11. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2021 to January 31, 2022).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value August 1, 2021	Ending Account Value January 31, 2022	Expenses Paid During Period-B August 1, 2021 to January 31, 2022
Fidelity Series Small Cap Opportunities Fund	- %-C
Actual		$1,000.00	$995.10	$--D
Hypothetical-E		$1,000.00	$1,025.21	$--D

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C Amount represents less than .005%

 D Amount represents less than $.005

 E 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Series Small Cap Opportunities Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its May 2021 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In considering whether to renew the Advisory Contracts for the fund, the Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and the fact that no fee is payable under the management contract was fair and reasonable.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services.  The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process. The Board also considered Fidelity's investments in business continuity planning, and its success in continuously providing services to the fund notwithstanding the severe disruptions caused by the COVID-19 pandemic.

Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory and administrative services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. The Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance, but did not consider performance to be a material factor in its decision to renew the fund's Advisory Contracts, as the fund is not publicly offered as a stand-alone investment product. In this regard, the Board noted that the fund is designed to offer an investment option for other investment companies and 529 plans managed by Fidelity and ultimately to enhance the performance of those investment companies and 529 plans.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered that the fund does not pay FMR a management fee for investment advisory services, but that FMR receives fees for providing services to funds that invest in the fund. The Board noted that FMR or an affiliate undertakes to pay all operating expenses of the fund, except transfer agent fees, 12b-1 fees, Independent Trustee fees and expenses, custodian fees and expenses, proxy and shareholder meeting expenses, interest, taxes, and extraordinary expenses (such as litigation expenses). The Board further noted that the fund pays its non-operating expenses, including brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable.

The Board further considered that FMR has contractually agreed to reimburse the fund to the extent that total operating expenses, with certain exceptions, as a percentage of its average net assets, exceed 0.003% through November 30, 2023.

Based on its review, the Board considered that the fund does not pay a management fee and concluded that the total expense ratio of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the level of Fidelity's profits in respect of all the Fidelity funds.

A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board also considered that in 2019 a joint ad hoc committee created by it and the boards of other Fidelity funds evaluated potential fall-out benefits (PFOB Committee). The Board noted that it considered the PFOB Committee's findings in connection with its consideration of the renewal of the Advisory Contracts.

The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund were not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR bears all expenses of the fund with certain exceptions.

Economies of Scale.  The Board concluded that because the fund pays no advisory fees and FMR bears all expenses of the fund with certain exceptions, the realization of economies of scale was not a material factor in the Board's decision to renew the fund's Advisory Contracts.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds; (ii) consideration of expanding the use of performance fees for additional funds; (iii) Fidelity's pricing philosophy compared to competitors; (iv) metrics for evaluating index fund and ETF performance and information about ETF trading characteristics; (v) the methodology with respect to evaluating competitive fund data and peer group classifications and fee and expense comparisons; (vi) the expense structures for different funds and classes and information about the differences between various expense structures; (vii) group fee breakpoints; (viii) information regarding other accounts managed by Fidelity and sub-advisory arrangements; and (ix) Fidelity's philosophies and strategies for evaluating funds and classes with lower or declining asset levels.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

SMO-SANN-0422
1.839810.114

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Securities Fund’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Securities Fund’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Securities Fund

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	March 24, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	March 24, 2022

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	March 24, 2022